UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2004

Item 1. Reports to Stockholders

Fidelity®

Select

Portfolios®

Air Transportation

Automotive

Banking

Biotechnology

Brokerage and Investment Management

Business Services and Outsourcing

Chemicals

Computers

Construction and Housing

Consumer Industries

Cyclical Industries

Defense and Aerospace

Developing Communications

Electronics

Energy

Energy Service

Environmental

Financial Services

Food and Agriculture

Gold

Health Care

Home Finance

Industrial Equipment

Industrial Materials

Insurance

Leisure

Medical Delivery

Medical Equipment and Systems

Money Market

Multimedia

Natural Gas

Natural Resources

Networking and Infrastructure

Paper and Forest Products

Pharmaceuticals

Retailing

Software and Computer Services

Technology

Telecommunications

Transportation

Utilities Growth

Wireless

Annual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Fund Updates*
Consumer Sector	<Click Here>	Consumer Industries
	<Click Here>	Food and Agriculture
	<Click Here>	Leisure
	<Click Here>	Multimedia
	<Click Here>	Retailing
Cyclicals Sector	<Click Here>	Air Transportation
	<Click Here>	Automotive
	<Click Here>	Chemicals
	<Click Here>	Construction and Housing
	<Click Here>	Cyclical Industries
	<Click Here>	Defense and Aerospace
	<Click Here>	Environmental
	<Click Here>	Industrial Equipment
	<Click Here>	Industrial Materials
	<Click Here>	Transportation
Financial Services Sector	<Click Here>	Banking
	<Click Here>	Brokerage and Investment Management
	<Click Here>	Financial Services
	<Click Here>	Home Finance
	<Click Here>	Insurance
Health Care Sector	<Click Here>	Biotechnology
	<Click Here>	Health Care
	<Click Here>	Medical Delivery
	<Click Here>	Medical Equipment and Systems
	<Click Here>	Pharmaceuticals
Natural Resources Sector	<Click Here>	Energy
	<Click Here>	Energy Service
	<Click Here>	Gold
	<Click Here>	Natural Gas
	<Click Here>	Natural Resources
	<Click Here>	Paper and Forest Products
Technology Sector	<Click Here>	Business Services and Outsourcing
	<Click Here>	Computers
	<Click Here>	Developing Communications
	<Click Here>	Electronics
	<Click Here>	Networking and Infrastructure
	<Click Here>	Software and Computer Services
	<Click Here>	Technology

* Fund updates for each Select Portfolio include: Performance, Management's Discussion, Investment Summary, Investments, and Financial Statements.

Annual Report

Utilities Sector	<Click Here>	Telecommunications
	<Click Here>	Utilities Growth
	<Click Here>	Wireless
	<Click Here>	Money Market
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s website at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Consumer Industries Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Consumer Industries	33.82%	0.29%	9.41%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Select Consumer Industries Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500® Index did over the same period.

Annual Report

Consumer Industries Portfolio

Management's Discussion of Fund Performance

Comments from Joshua Spencer, who became Portfolio Manager of Fidelity® Select Consumer Industries Portfolio on January 12, 2004

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12-month period that ended on February 29, 2004, Fidelity Select Consumer Industries Portfolio returned 33.82%, lagging the 37.04% return of the Goldman Sachs® Consumer Industries Index as well as that of the S&P 500®. The fund's underperformance versus these indexes was mostly attributable to two factors: first, not owning a large enough position in Altria Group, the parent company of consumer products giant Philip Morris, which performed much better than expected as a result of the favorable resolution of pending tobacco-related lawsuits; and second, holding too large an average cash position, thus missing out on some of the upside of the market's overall rebound during the period. The fund's large positions in such strong-performing stocks as Coca-Cola, Procter & Gamble and Yahoo! all helped absolute performance. Conversely, large positions in media companies Viacom and Fox Entertainment, whose advertising revenues did not meet expectations, held back the fund's overall return, as did our holdings in AutoZone and Wilson's Leather.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Consumer Industries Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Procter & Gamble Co.	5.3
Clear Channel Communications, Inc.	5.3
Univision Communications, Inc. Class A	3.6
Home Depot, Inc.	3.6
McDonald's Corp.	3.3
PepsiCo, Inc.	3.3
Viacom, Inc. Class B (non-vtg.)	2.8
Citadel Broadcasting Corp.	2.7
Yahoo!, Inc.	2.5
Colgate-Palmolive Co.	2.2
34.6
Top Industries as of February 29, 2004
% of fund's net assets
Media	31.9%
Hotels, Restaurants & Leisure	12.0%
Specialty Retail	8.8%
Household Products	7.9%
Food Products	6.1%
All Others*	33.3%

* Includes short-term investments and net other assets.

Annual Report

Consumer Industries Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1)
AUTOMOBILES - 2.7%
Harley-Davidson, Inc.	8,300	$ 440,896
Monaco Coach Corp. (a)	9,200	262,200
Thor Industries, Inc.	8,300	246,427
TOTAL AUTOMOBILES		949,523
BEVERAGES - 5.7%
Anheuser-Busch Companies, Inc.	3,700	196,914
PepsiCo, Inc.	22,600	1,172,940
The Coca-Cola Co.	13,500	674,460
TOTAL BEVERAGES		2,044,314
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Cendant Corp.	22,300	506,210
Cintas Corp.	100	4,271
Manpower, Inc.	3,300	147,675
TOTAL COMMERCIAL SERVICES & SUPPLIES		658,156
FOOD & STAPLES RETAILING - 1.2%
CVS Corp.	10,400	390,000
Sysco Corp.	100	3,965
Whole Foods Market, Inc.	600	46,410
TOTAL FOOD & STAPLES RETAILING		440,375
FOOD PRODUCTS - 6.1%
Bunge Ltd.	4,400	171,820
Dean Foods Co. (a)	9,040	328,242
Fresh Del Monte Produce, Inc.	6,400	162,944
Hershey Foods Corp.	1,900	157,510
Kellogg Co.	8,000	315,920
McCormick & Co., Inc. (non-vtg.)	2,300	71,921
Smithfield Foods, Inc. (a)	14,500	370,910
SunOpta, Inc. (a)	5,200	53,112
The J.M. Smucker Co.	1,400	70,812
Unilever NV (NY Shares)	6,500	472,550
TOTAL FOOD PRODUCTS		2,175,741
HOTELS, RESTAURANTS & LEISURE - 12.0%
Boyd Gaming Corp.	100	2,038
Brinker International, Inc. (a)	6,270	235,940
Carnival Corp. unit	11,500	510,255
CBRL Group, Inc.	2,300	87,354
McDonald's Corp.	41,700	1,180,110
MGM MIRAGE (a)	8,200	357,110
Outback Steakhouse, Inc.	8,800	425,832
Royal Caribbean Cruises Ltd.	13,400	592,950
Starwood Hotels & Resorts Worldwide, Inc. unit (a)	8,400	327,684
Wendy's International, Inc.	2,270	92,321

	Shares	Value (Note 1)
Wyndham International, Inc. Class A (a)	163,900	$ 183,568
Yum! Brands, Inc. (a)	7,300	270,319
TOTAL HOTELS, RESTAURANTS & LEISURE		4,265,481
HOUSEHOLD DURABLES - 2.1%
American Greetings Corp. Class A (a)	3,700	83,879
Newell Rubbermaid, Inc.	13,200	337,788
Pulte Homes, Inc.	1,200	63,312
Toll Brothers, Inc. (a)	6,300	276,570
TOTAL HOUSEHOLD DURABLES		761,549
HOUSEHOLD PRODUCTS - 7.9%
Colgate-Palmolive Co.	14,000	776,300
Kimberly-Clark Corp.	2,300	148,764
Procter & Gamble Co.	18,460	1,892,333
TOTAL HOUSEHOLD PRODUCTS		2,817,397
INTERNET SOFTWARE & SERVICES - 4.3%
Sina Corp. (a)	6,700	296,013
Sohu.com, Inc. (a)	13,000	365,300
Yahoo!, Inc. (a)	19,948	885,691
TOTAL INTERNET SOFTWARE & SERVICES		1,547,004
LEISURE EQUIPMENT & PRODUCTS - 2.0%
Brunswick Corp.	6,800	267,648
MarineMax, Inc. (a)	4,400	116,908
Polaris Industries, Inc.	3,800	321,822
TOTAL LEISURE EQUIPMENT & PRODUCTS		706,378
MEDIA - 31.9%
Belo Corp. Series A	3,100	86,490
Cablevision Systems Corp. - NY Group Class A (a)	4,900	124,852
Citadel Broadcasting Corp.	52,000	972,400
Clear Channel Communications, Inc.	43,338	1,865,268
Comcast Corp. Class A (special) (a)	6,100	178,242
Cumulus Media, Inc. Class A (a)	18,300	364,170
Dow Jones & Co., Inc.	2,900	141,230
E.W. Scripps Co. Class A	1,950	189,852
EchoStar Communications Corp. Class A (a)	9,800	353,976
Emmis Communications Corp. Class A (a)	100	2,530
Entercom Communications Corp. Class A (a)	100	4,616
Fox Entertainment Group, Inc. Class A (a)	12,500	362,750
Gannett Co., Inc.	5,900	508,993
JC Decaux SA (a)	9,900	199,397
Journal Communications, Inc. Class A	200	3,666
Lamar Advertising Co. Class A (a)	5,570	221,129
Liberty Media Corp. Class A (a)	25,600	291,840
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Meredith Corp.	1,800	$ 90,540
News Corp. Ltd. sponsored ADR	7,700	252,021
Omnicom Group, Inc.	4,300	351,740
R.H. Donnelley Corp. (a)	7,100	307,785
Radio One, Inc. Class D (non-vtg.) (a)	16,300	296,986
Spanish Broadcasting System, Inc. Class A (a)	8,840	99,008
Time Warner, Inc. (a)	18,400	317,400
Tribune Co.	5,100	254,694
Univision Communications, Inc. Class A (a)	35,900	1,279,117
Viacom, Inc.:
Class A	12,100	468,996
Class B (non-vtg.)	25,428	977,961
Walt Disney Co.	28,900	766,717
TOTAL MEDIA		11,334,366
MULTILINE RETAIL - 2.7%
Big Lots, Inc. (a)	6,400	92,160
Dollar General Corp.	4,600	100,694
Family Dollar Stores, Inc.	5,600	213,024
Federated Department Stores, Inc.	3,400	178,058
Nordstrom, Inc.	6,900	270,066
Saks, Inc. (a)	2,100	36,582
Tuesday Morning Corp. (a)	1,800	59,400
TOTAL MULTILINE RETAIL		949,984
PERSONAL PRODUCTS - 2.5%
Avon Products, Inc.	2,700	190,620
Estee Lauder Companies, Inc. Class A	3,300	140,580
Gillette Co.	14,300	550,407
TOTAL PERSONAL PRODUCTS		881,607
SPECIALTY RETAIL - 8.8%
American Eagle Outfitters, Inc. (a)	8,000	195,120
AnnTaylor Stores Corp. (a)	2,000	91,600
Foot Locker, Inc.	5,500	144,100
Gap, Inc.	12,800	266,240
Home Depot, Inc.	35,060	1,273,029
Hot Topic, Inc. (a)	150	4,355
Limited Brands, Inc.	5,000	98,750
Lowe's Companies, Inc.	8,800	492,800
Office Depot, Inc. (a)	9,900	172,557
PETsMART, Inc.	3,300	89,562
Select Comfort Corp. (a)	5,900	159,713
Staples, Inc. (a)	1,200	31,464
West Marine, Inc. (a)	4,300	127,925
TOTAL SPECIALTY RETAIL		3,147,215

	Shares	Value (Note 1)
TEXTILES APPAREL & LUXURY GOODS - 2.5%
Coach, Inc. (a)	2,800	$ 110,964
Kenneth Cole Productions, Inc. Class A	2,000	67,520
Liz Claiborne, Inc.	5,700	210,330
NIKE, Inc. Class B	3,000	219,750
Polo Ralph Lauren Corp. Class A	2,200	73,854
Reebok International Ltd.	5,100	203,031
TOTAL TEXTILES APPAREL & LUXURY GOODS		885,449
TOBACCO - 2.7%
Altria Group, Inc.	8,640	497,232
UST, Inc.	11,800	449,344
TOTAL TOBACCO		946,576
TOTAL COMMON STOCKS (Cost $30,713,085)		34,511,115
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 1.08% (b)	521,494	521,494
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	436,000	436,000
TOTAL MONEY MARKET FUNDS (Cost $957,494)		957,494
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $31,670,579)		35,468,609
NET OTHER ASSETS - 0.3%		104,840
NET ASSETS - 100%		$ 35,573,449
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $46,594,878 and $40,584,208, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,600 for the period.
Income Tax Information
The fund hereby designates approximately $590,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Consumer Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $424,960) (cost $31,670,579) - See accompanying schedule		$ 35,468,609
Receivable for investments sold		2,318,283
Receivable for fund shares sold		154,478
Dividends receivable		28,226
Interest receivable		544
Prepaid expenses		152
Other affiliated receivables		49
Other receivables		8,109
Total assets		37,978,450

Liabilities
Payable to custodian bank	$ 17,302
Payable for investments purchased	1,837,359
Payable for fund shares redeemed	57,812
Accrued management fee	16,486
Other affiliated payables	13,021
Other payables and accrued expenses	27,021
Collateral on securities loaned, at value	436,000
Total liabilities		2,405,001

Net Assets		$ 35,573,449
Net Assets consist of:
Paid in capital		$ 30,471,079
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,304,340
Net unrealized appreciation (depreciation) on investments		3,798,030
Net Assets, for 1,469,315 shares outstanding		$ 35,573,449
Net Asset Value, offering price and redemption price per share ($35,573,449 ÷ 1,469,315 shares)		$ 24.21

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 333,136
Interest		15,561
Security lending		1,215
Total income		349,912

Expenses
Management fee	$ 177,247
Transfer agent fees	181,187
Accounting and security lending fees	55,512
Non-interested trustees' compensation	158
Custodian fees and expenses	11,779
Registration fees	14,065
Audit	43,848
Legal	337
Miscellaneous	482
Total expenses before reductions	484,615
Expense reductions	(15,148)	469,467
Net investment income (loss)		(119,555)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,330,503
Foreign currency transactions	(106)
Total net realized gain (loss)		4,330,397
Change in net unrealized appreciation (depreciation) on investment securities		4,329,229
Net gain (loss)		8,659,626
Net increase (decrease) in net assets resulting from operations		$ 8,540,071
Other Information
Sales charges paid to FDC		$ 16,685
Deferred sales charges withheld by FDC		$ 119
Exchange fees withheld by FSC		$ 810

Annual Report

See accompanying notes which are an integral part of the financial statements.

Consumer Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (119,555)	$ (190,179)
Net realized gain (loss)	4,330,397	(1,560,593)
Change in net unrealized appreciation (depreciation)	4,329,229	(3,859,117)
Net increase (decrease) in net assets resulting from operations	8,540,071	(5,609,889)
Distributions to shareholders from net realized gain	(589,523)	-
Share transactions Net proceeds from sales of shares	20,824,895	16,098,427
Reinvestment of distributions	577,945	-
Cost of shares redeemed	(14,480,206)	(13,278,482)
Net increase (decrease) in net assets resulting from share transactions	6,922,634	2,819,945
Redemption fees	7,160	12,450
Total increase (decrease) in net assets	14,880,342	(2,777,494)

Net Assets
Beginning of period	20,693,107	23,470,601
End of period	$ 35,573,449	$ 20,693,107
Other Information Shares
Sold	964,806	752,061
Issued in reinvestment of distributions	25,128	-
Redeemed	(645,822)	(622,216)
Net increase (decrease)	344,112	129,845

Financial Highlights

Years ended February 28,	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.39	$ 23.58	$ 25.31	$ 28.46	$ 31.81
Income from Investment Operations
Net investment income (loss) C	(.09)	(.18)	(.07)	(.11)	.02 D
Net realized and unrealized gain (loss)	6.28	(5.02)	(.25)	.68	(1.29)
Total from investment operations	6.19	(5.20)	(.32)	.57	(1.27)
Distributions from net investment income	-	-	-	-	(.02)
Distributions from net realized gain	(.38)	-	(1.42)	(3.80)	(2.08)
Total distributions	(.38)	-	(1.42)	(3.80)	(2.10)
Redemption fees added to paid in capital C	.01	.01	.01	.08	.02
Net asset value, end of period	$ 24.21	$ 18.39	$ 23.58	$ 25.31	$ 28.46
Total Return A,B	33.82%	(22.01)%	(.87)%	2.74%	(4.55)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.59%	1.86%	1.71%	1.80%	1.27%
Expenses net of voluntary waivers, if any	1.59%	1.86%	1.71%	1.80%	1.27%
Expenses net of all reductions	1.54%	1.83%	1.69%	1.78%	1.25%
Net investment income (loss)	(.39)%	(.84)%	(.30)%	(.37)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,573	$ 20,693	$ 23,471	$ 20,483	$ 63,331
Portfolio turnover rate	138%	116%	110%	92%	96%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $.04 per share. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Food and Agriculture Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Food and Agriculture	30.94%	4.00%	10.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Food and Agriculture Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Food and Agriculture Portfolio

Management's Discussion of Fund Performance

Comments from Valerie Friedholm, Portfolio Manager of Fidelity® Select Food and Agriculture Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the year ending February 29, 2004, the fund rose 30.94%, lagging the Goldman Sachs® Consumer Industries Index, which returned 37.04%, and the S&P 500®. While food stocks moved higher during the period, they failed to keep pace with the broader market and other consumer industries that tend to benefit more from cyclical upturns in the economy. I continued to favor leading companies with strong brands focused on fast-growing niche areas rather than the more diversified players, which I felt had less potential in an expanding economy. While this strategy worked reasonably well, our holdings still struggled relative to the sector benchmark. We lost the most ground in packaged foods, where several names, such as Wrigley and dairy giant Dean Foods, underperformed despite their strong and improving fundamentals. We also owned some companies whose businesses struggled, specifically General Mills, Kraft and Sara Lee. Elsewhere, the Atkins diet craze hurt same-store sales trends at Weight Watchers, which was the fund's biggest detractor. On the plus side, the fund was rewarded for heavily overweighting some of the more cyclical groups in its universe - namely restaurants and food distributors - that soundly outpaced the index. Within restaurants, performance was helped by a focus on casual-dining stocks - including McDonald's and Yum! Brands - that thrived amid a more favorable competitive environment. Coffee retailer Starbucks also boosted returns in this space, while Sysco led the way among food distributors.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Food and Agriculture Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
McDonald's Corp.	6.2
Anheuser-Busch Companies, Inc.	5.1
Sysco Corp.	4.8
Kraft Foods, Inc. Class A	4.2
Procter & Gamble Co.	4.1
PepsiCo, Inc.	3.9
Kellogg Co.	3.6
McCormick & Co., Inc. (non-vtg.)	3.0
Hershey Foods Corp.	3.0
Starbucks Corp.	2.6
40.5
Top Industries as of February 29, 2004
% of fund's net assets
Food Products	29.4%
Hotels, Restaurants & Leisure	22.2%
Beverages	13.2%
Food & Staples Retailing	9.3%
Household Products	6.7%
All Others*	19.2%

* Includes short-term investments and net other assets.

Annual Report

Food and Agriculture Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (Note 1)
BEVERAGES - 13.2%
Adolph Coors Co. Class B	5,000	$ 338,900
Anheuser-Busch Companies, Inc.	99,000	5,268,780
Coca-Cola Enterprises, Inc.	32,000	745,920
Constellation Brands, Inc. Class A (a)	7,600	240,920
Pepsi Bottling Group, Inc.	29,500	853,435
PepsiAmericas, Inc.	18,900	362,502
PepsiCo, Inc.	78,100	4,053,390
The Coca-Cola Co.	37,600	1,878,496
TOTAL BEVERAGES		13,742,343
CHEMICALS - 0.8%
Monsanto Co.	5,600	185,024
Sensient Technologies Corp.	3,900	77,025
The Scotts Co. Class A (a)	9,500	598,975
TOTAL CHEMICALS		861,024
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Aramark Corp. Class B	36,000	988,200
Cintas Corp.	9,300	397,203
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,385,403
FOOD & STAPLES RETAILING - 9.3%
Kroger Co. (a)	35,700	686,154
Performance Food Group Co. (a)	6,300	220,500
Safeway, Inc. (a)	84,000	1,921,080
Sysco Corp.	127,600	5,059,340
United Natural Foods, Inc. (a)	12,600	581,490
Whole Foods Market, Inc.	15,800	1,222,130
Winn-Dixie Stores, Inc.	5,000	30,600
TOTAL FOOD & STAPLES RETAILING		9,721,294
FOOD PRODUCTS - 29.4%
American Italian Pasta Co. Class A	500	20,350
Archer-Daniels-Midland Co.	34,000	584,800
Bunge Ltd.	12,500	488,125
Campbell Soup Co.	7,200	201,312
ConAgra Foods, Inc.	35,400	962,526
Corn Products International, Inc.	2,600	98,540
Dean Foods Co. (a)	71,250	2,587,088
Delta & Pine Land Co.	400	10,200
Dreyer's Grand Ice Cream Holdings, Inc.	7,500	588,225
Fresh Del Monte Produce, Inc.	34,200	870,732
H.J. Heinz Co.	32,400	1,238,004
Hershey Foods Corp.	37,300	3,092,170
Hormel Foods Corp.	26,600	737,352
Interstate Bakeries Corp.	600	9,000
Kellogg Co.	95,000	3,751,550
Kraft Foods, Inc. Class A	129,700	4,382,563

	Shares	Value (Note 1)
McCormick & Co., Inc. (non-vtg.)	101,400	$ 3,170,778
Nestle SA ADR	23,300	1,549,450
Sanderson Farms, Inc.	2,400	85,080
Sara Lee Corp.	500	10,910
Smithfield Foods, Inc. (a)	23,800	608,804
SunOpta, Inc. (a)	3,900	39,834
The J.M. Smucker Co.	19,200	971,136
Tootsie Roll Industries, Inc.	5,092	189,677
Unilever NV (NY Shares)	31,000	2,253,700
Wm. Wrigley Jr. Co.	38,400	2,159,616
TOTAL FOOD PRODUCTS		30,661,522
HOTELS, RESTAURANTS & LEISURE - 22.2%
Applebee's International, Inc.	15,950	652,515
Bob Evans Farms, Inc.	3,300	111,639
Brinker International, Inc. (a)	29,600	1,113,848
Buffalo Wild Wings, Inc.	37,400	935,000
California Pizza Kitchen, Inc. (a)	18,500	339,475
CBRL Group, Inc.	8,800	334,224
Darden Restaurants, Inc.	46,800	1,141,920
Jack in the Box, Inc. (a)	2,663	66,229
Krispy Kreme Doughnuts, Inc. (a)	5,386	207,146
McDonald's Corp.	230,000	6,508,998
Outback Steakhouse, Inc.	36,700	1,775,913
P.F. Chang's China Bistro, Inc. (a)	68	3,310
Red Robin Gourmet Burgers, Inc. (a)	55,700	1,723,915
Ruby Tuesday, Inc.	14,800	468,864
Sonic Corp. (a)	12,400	420,484
Starbucks Corp. (a)	72,900	2,727,189
The Cheesecake Factory, Inc. (a)	13,500	637,605
Volume Services America Holdings, Inc. Income Deposit Security	12,930	223,689
Wendy's International, Inc.	32,400	1,317,708
Yum! Brands, Inc. (a)	67,000	2,481,010
TOTAL HOTELS, RESTAURANTS & LEISURE		23,190,681
HOUSEHOLD DURABLES - 0.3%
Jarden Corp. (a)	9,000	319,500
HOUSEHOLD PRODUCTS - 6.7%
Colgate-Palmolive Co.	48,600	2,694,870
Procter & Gamble Co.	41,900	4,295,169
TOTAL HOUSEHOLD PRODUCTS		6,990,039
PERSONAL PRODUCTS - 1.8%
Alberto-Culver Co.	45,450	1,867,086
SPECIALTY RETAIL - 1.6%
Select Comfort Corp. (a)	24,100	652,387
Weight Watchers International, Inc. (a)	27,100	1,016,792
TOTAL SPECIALTY RETAIL		1,669,179
Common Stocks - continued
	Shares	Value (Note 1)
TOBACCO - 4.3%
Altria Group, Inc.	43,700	$ 2,514,935
RJ Reynolds Tobacco Holdings, Inc.	13,200	814,836
Universal Corp.	6,500	327,730
UST, Inc.	22,700	864,416
TOTAL TOBACCO		4,521,917
TOTAL COMMON STOCKS (Cost $74,114,918)		94,929,988
Money Market Funds - 17.9%
Fidelity Cash Central Fund, 1.08% (b)	8,991,461	8,991,461
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	9,752,625	9,752,625
TOTAL MONEY MARKET FUNDS (Cost $18,744,086)		18,744,086
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $92,859,004)	113,674,074
NET OTHER ASSETS - (8.8)%	(9,237,720)
NET ASSETS - 100%	$ 104,436,354
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $54,455,428 and $66,542,854, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,465 for the period.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $7,186,000 of which $4,117,000 and $3,069,000 will expire on February 28, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Food and Agriculture Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $9,607,772) (cost $92,859,004) - See accompanying schedule		$ 113,674,074
Receivable for investments sold		7,227
Receivable for fund shares sold		738,951
Dividends receivable		79,425
Interest receivable		4,440
Prepaid expenses		441
Other affiliated receivables		76
Other receivables		5,758
Total assets		114,510,392

Liabilities
Payable for investments purchased	$ 146,906
Payable for fund shares redeemed	67,656
Accrued management fee	46,759
Other affiliated payables	33,621
Other payables and accrued expenses	26,471
Collateral on securities loaned, at value	9,752,625
Total liabilities		10,074,038

Net Assets		$ 104,436,354
Net Assets consist of:
Paid in capital		$ 91,640,805
Accumulated undistributed net realized gain (loss) on investments		(8,019,913)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,815,462
Net Assets, for 2,245,982 shares outstanding		$ 104,436,354
Net Asset Value, offering price and redemption price per share ($104,436,354 ÷ 2,245,982 shares)		$ 46.50

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 1,594,365
Interest		34,932
Security lending		10,212
Total income		1,639,509

Expenses
Management fee	$ 528,881
Transfer agent fees	491,546
Accounting and security lending fees	59,048
Non-interested trustees' compensation	480
Custodian fees and expenses	8,583
Registration fees	19,825
Audit	44,126
Legal	442
Miscellaneous	2,941
Total expenses before reductions	1,155,872
Expense reductions	(20,419)	1,135,453
Net investment income (loss)		504,056
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,532,340
Change in net unrealized appreciation (depreciation) on: Investment securities	22,626,863
Assets and liabilities in foreign currencies	178
Total change in net unrealized appreciation (depreciation)		22,627,041
Net gain (loss)		24,159,381
Net increase (decrease) in net assets resulting from operations		$ 24,663,437
Other Information
Sales charges paid to FDC		$ 21,209
Deferred sales charges withheld by FDC		$ 2,871
Exchange fees withheld by FSC		$ 2,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

Food and Agriculture Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 504,056	$ 676,621
Net realized gain (loss)	1,532,340	(7,877,487)
Change in net unrealized appreciation (depreciation)	22,627,041	(16,044,426)
Net increase (decrease) in net assets resulting from operations	24,663,437	(23,245,292)
Distributions to shareholders from net investment income	(521,536)	(816,384)
Distributions to shareholders from net realized gain	-	(2,364,916)
Total distributions	(521,536)	(3,181,300)
Share transactions Net proceeds from sales of shares	24,022,618	74,577,088
Reinvestment of distributions	489,419	3,008,704
Cost of shares redeemed	(32,354,647)	(83,113,282)
Net increase (decrease) in net assets resulting from share transactions	(7,842,610)	(5,527,490)
Redemption fees	13,977	97,097
Total increase (decrease) in net assets	16,313,268	(31,856,985)
Net Assets
Beginning of period	88,123,086	119,980,071
End of period (including undistributed net investment income of $0 and $44,341, respectively)	$ 104,436,354	$ 88,123,086
Other Information Shares
Sold	567,727	1,721,821
Issued in reinvestment of distributions	11,371	69,302
Redeemed	(800,611)	(2,009,194)
Net increase (decrease)	(221,513)	(218,071)

Financial Highlights

Years ended February 28,	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 35.71	$ 44.68	$ 46.01	$ 31.88	$ 46.92
Income from Investment Operations
Net investment income (loss) C	.22	.25	.34	.44	.42D
Net realized and unrealized gain (loss)	10.80	(8.06)	2.79	13.96	(13.07)
Total from investment operations	11.02	(7.81)	3.13	14.40	(12.65)
Distributions from net investment income	(.24)	(.32)	(.21)	(.36)	(.42)
Distributions from net realized gain	-	(.88)	(4.28)	-	(1.79)
Distributions in excess of net realized gain	-	-	-	-	(.21)
Total distributions	(.24)	(1.20)	(4.49)	(.36)	(2.42)
Redemption fees added to paid in capitalC	.01	.04	.03	.09	.03
Net asset value, end of period	$ 46.50	$ 35.71	$ 44.68	$ 46.01	$ 31.88
Total ReturnA,B	30.94%	(17.85)%	7.76%	45.47%	(27.86)%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.27%	1.25%	1.24%	1.28%	1.31%
Expenses net of voluntary waivers, if any	1.27%	1.25%	1.24%	1.28%	1.31%
Expenses net of all reductions	1.25%	1.17%	1.14%	1.24%	1.29%
Net investment income (loss)	.55%	.59%	.79%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,436	$ 88,123	$ 119,980	$ 119,769	$ 78,288
Portfolio turnover rate	62%	225%	315%	151%	38%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BTotal returns do not include the effect of the former sales charges. CCalculated based on average shares outstanding during the period. DInvestment income per share reflects a special dividend which amounted to $.28 per share. EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund FFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Leisure Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Leisure	53.09%	2.39%	12.23%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Leisure Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Leisure Portfolio

Management's Discussion of Fund Performance

Comments from Joshua Spencer, Portfolio Manager of Fidelity® Select Leisure Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12-month period that ended on February 29, 2004, the fund posted a total return of 53.09%, outperforming both the Goldman Sachs® Consumer Industries Index, which returned 37.04%, and the S&P 500®. This strong performance - both in absolute terms and relative to the indexes - came as a result of a secular rebound from the chilling effects of the September 11 terrorist attacks. As leisure activities began to pick up pace, several companies in the casino and gaming, resort, air and cruise lines, and hotel and restaurant industries saw their earnings and profits begin to soar. Favorable stock picking - particularly in such names as JetBlue, McDonald's and video game maker Electronic Arts - also helped the fund outperform. Stocks that detracted from overall performance included InterActiveCorp, the Internet travel company, whose generally high stock valuation suffered as a result of competition from other online travel concerns. Media companies Viacom and Fox Entertainment also saw their stock prices fall, due to weaker-than-expected growth in corporate advertising revenues. I sold JetBlue and Electronic Arts prior to the end of the period.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Leisure Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
McDonald's Corp.	5.9
Yahoo!, Inc.	5.6
Viacom, Inc. Class B (non-vtg.)	5.0
Liberty Media Corp. Class A	4.1
Clear Channel Communications, Inc.	3.7
Carnival Corp. unit	3.6
News Corp. Ltd. ADR	3.5
Harley-Davidson, Inc.	3.5
Cendant Corp.	3.3
EchoStar Communications Corp. Class A	3.2
41.4
Top Industries as of February 29, 2004
% of fund's net assets
Media	39.7%
Hotels, Restaurants & Leisure	34.3%
Internet Software & Services	7.9%
Automobiles	5.4%
Leisure Equipment & Products	4.6%
All Others*	8.1%

* Includes short-term investments and net other assets.

Annual Report

Leisure Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
AUTOMOBILES - 5.4%
Harley-Davidson, Inc.	134,600	$ 7,149,952
Monaco Coach Corp. (a)	71,500	2,037,750
Thor Industries, Inc.	65,000	1,929,850
TOTAL AUTOMOBILES		11,117,552
COMMERCIAL SERVICES & SUPPLIES - 3.3%
Cendant Corp.	296,600	6,732,820
COMMUNICATIONS EQUIPMENT - 0.5%
Scientific-Atlanta, Inc.	27,400	906,940
HOTELS, RESTAURANTS & LEISURE - 34.3%
Brinker International, Inc. (a)	137,400	5,170,362
Buffalo Wild Wings, Inc.	6,100	152,500
Carnival Corp. unit	165,400	7,338,798
GTECH Holdings Corp.	24,500	1,438,885
Harrah's Entertainment, Inc.	12,400	644,180
Hilton Hotels Corp.	180,900	2,899,827
International Game Technology	51,100	2,005,164
Kerzner International Ltd. (a)	54,200	2,086,700
Krispy Kreme Doughnuts, Inc. (a)	43,200	1,661,472
Mandalay Resort Group	71,700	3,685,380
Marriott International, Inc. Class A	45,300	2,021,739
McDonald's Corp.	425,900	12,052,971
MGM MIRAGE (a)	50,000	2,177,500
Outback Steakhouse, Inc.	70,800	3,426,012
Penn National Gaming, Inc. (a)	33,600	882,336
Royal Caribbean Cruises Ltd.	137,500	6,084,375
Six Flags, Inc. (a)	213,500	1,582,035
Sonic Corp. (a)	37,500	1,271,625
Starwood Hotels & Resorts Worldwide, Inc. unit (a)	79,100	3,085,691
Station Casinos, Inc.	28,300	1,064,080
Wendy's International, Inc.	130,300	5,299,301
Wyndham International, Inc. Class A (a)	846,500	948,080
Yum! Brands, Inc. (a)	86,300	3,195,689
TOTAL HOTELS, RESTAURANTS & LEISURE		70,174,702
HOUSEHOLD DURABLES - 0.9%
Toll Brothers, Inc. (a)	43,000	1,887,700
INTERNET & CATALOG RETAIL - 0.7%
Amazon.com, Inc. (a)	17,400	750,810
Overstock.com, Inc. (a)	22,500	659,250
TOTAL INTERNET & CATALOG RETAIL		1,410,060

	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - 7.9%
Netease.com, Inc. sponsored ADR (a)	12,500	$ 662,875
Sina Corp. (a)	41,400	1,829,093
Sohu.com, Inc. (a)	76,300	2,144,030
Yahoo!, Inc. (a)	258,252	11,466,389
TOTAL INTERNET SOFTWARE & SERVICES		16,102,387
LEISURE EQUIPMENT & PRODUCTS - 4.6%
Brunswick Corp.	138,600	5,455,296
MarineMax, Inc. (a)	22,300	592,511
Polaris Industries, Inc.	38,500	3,260,565
TOTAL LEISURE EQUIPMENT & PRODUCTS		9,308,372
MEDIA - 39.7%
Belo Corp. Series A	16,000	446,400
Cablevision Systems Corp. - NY Group Class A (a)	114,100	2,907,268
Citadel Broadcasting Corp.	107,000	2,000,900
Clear Channel Communications, Inc.	177,241	7,628,453
Cumulus Media, Inc. Class A (a)	98,700	1,964,130
E.W. Scripps Co. Class A	12,500	1,217,000
EchoStar Communications Corp. Class A (a)	182,100	6,577,452
Fox Entertainment Group, Inc. Class A (a)	187,800	5,449,956
Gannett Co., Inc.	70,700	6,099,289
Hughes Electronics Corp. (a)	1,201	20,825
Lamar Advertising Co. Class A (a)	2,500	99,250
Liberty Media Corp. Class A (a)	734,068	8,368,375
News Corp. Ltd.:
ADR	191,400	7,167,930
sponsored ADR	27,448	898,373
Omnicom Group, Inc.	66,100	5,406,980
Radio One, Inc. Class D (non-vtg.) (a)	109,900	2,002,378
Tribune Co.	104,800	5,233,712
Univision Communications, Inc. Class A (a)	141,300	5,034,519
Viacom, Inc. Class B (non-vtg.)	268,196	10,314,818
Washington Post Co. Class B	1,500	1,343,550
Westwood One, Inc. (a)	32,900	1,016,610
TOTAL MEDIA		81,198,168
SPECIALTY RETAIL - 1.9%
Foot Locker, Inc.	145,200	3,804,240
Steiner Leisure Ltd. (a)	100	1,810
TOTAL SPECIALTY RETAIL		3,806,050
TOTAL COMMON STOCKS (Cost $175,753,748)		202,644,751
Money Market Funds - 9.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	3,271,966	$ 3,271,966
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	15,834,175	15,834,175
TOTAL MONEY MARKET FUNDS (Cost $19,106,141)		19,106,141
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $194,859,889)	221,750,892
NET OTHER ASSETS - (8.5)%	(17,397,372)
NET ASSETS - 100%	$ 204,353,520
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $272,008,858 and $246,984,452, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,043 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.3%
Australia	3.9%
Panama	3.6%
Liberia	3.0%
Bahamas (Nassau)	1.0%
Others (individually less than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $15,526,049) (cost $194,859,889) - See accompanying schedule		$ 221,750,892
Receivable for investments sold		3,818,905
Receivable for fund shares sold		277,200
Dividends receivable		107,874
Interest receivable		2,845
Prepaid expenses		801
Other affiliated receivables		534
Other receivables		52,236
Total assets		226,011,287

Liabilities
Payable for investments purchased	$ 5,342,949
Payable for fund shares redeemed	293,189
Accrued management fee	96,795
Other affiliated payables	63,643
Other payables and accrued expenses	27,016
Collateral on securities loaned, at value	15,834,175
Total liabilities		21,657,767

Net Assets		$ 204,353,520
Net Assets consist of:
Paid in capital		$ 168,930,801
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,531,716
Net unrealized appreciation (depreciation) on investments		26,891,003
Net Assets, for 2,746,551 shares outstanding		$ 204,353,520
Net Asset Value, offering price and redemption price per share ($204,353,520 ÷ 2,746,551 shares)		$ 74.40

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 966,374
Interest		140,996
Security lending		57,356
Total income		1,164,726

Expenses
Management fee	$ 946,814
Transfer agent fees	749,615
Accounting and security lending fees	104,599
Non-interested trustees' compensation	828
Custodian fees and expenses	11,565
Registration fees	18,068
Audit	44,411
Legal	762
Miscellaneous	3,404
Total expenses before reductions	1,880,066
Expense reductions	(100,824)	1,779,242
Net investment income (loss)		(614,516)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	41,415,857
Foreign currency transactions	1,666
Total net realized gain (loss)		41,417,523
Change in net unrealized appreciation (depreciation) on investment securities		24,508,475
Net gain (loss)		65,925,998
Net increase (decrease) in net assets resulting from operations		$ 65,311,482
Other Information
Sales charges paid to FDC		$ 94,557
Deferred sales charges withheld by FDC		$ 9,187
Exchange fees withheld by FSC		$ 3,015

See accompanying notes which are an integral part of the financial statements.

Annual Report

Leisure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (614,516)	$ (876,053)
Net realized gain (loss)	41,417,523	(8,789,717)
Change in net unrealized appreciation (depreciation)	24,508,475	(24,755,586)
Net increase (decrease) in net assets resulting from operations	65,311,482	(34,421,356)
Share transactions Net proceeds from sales of shares	79,019,245	35,521,313
Cost of shares redeemed	(52,161,777)	(100,057,850)
Net increase (decrease) in net assets resulting from share transactions	26,857,468	(64,536,537)
Redemption fees	37,107	50,793
Total increase (decrease) in net assets	92,206,057	(98,907,100)

Net Assets
Beginning of period	112,147,463	211,054,563
End of period	$ 204,353,520	$ 112,147,463
Other Information Shares
Sold	1,278,672	646,188
Redeemed	(839,593)	(1,766,686)
Net increase (decrease)	439,079	(1,120,498)

Financial Highlights

Years ended February 28,	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 48.60	$ 61.57	$ 66.22	$ 84.73	$ 81.44
Income from Investment Operations
Net investment income (loss) C	(.24)	(.33)	(.29)	(.11)	(.28) D
Net realized and unrealized gain (loss)	26.03	(12.66)	(4.37)	(8.52)	11.58
Total from investment operations	25.79	(12.99)	(4.66)	(8.63)	11.30
Distributions from net realized gain	-	-	-	(9.92)	(8.15)
Redemption fees added to paid in capital C	.01	.02	.01	.04	.14
Net asset value, end of period	$ 74.40	$ 48.60	$ 61.57	$ 66.22	$ 84.73
Total Return A,B	53.09%	(21.07)%	(7.02)%	(12.04)%	13.89%
Ratios to Average Net Assets E
Expenses before expense reductions	1.15%	1.27%	1.12%	1.12%	1.15%
Expenses net of voluntary waivers, if any	1.15%	1.27%	1.12%	1.12%	1.15%
Expenses net of all reductions	1.09%	1.19%	1.09%	1.12%	1.12%
Net investment income (loss)	(.38)%	(.62)%	(.46)%	(.15)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,354	$ 112,147	$ 211,055	$ 269,848	$ 314,348
Portfolio turnover rate	156%	124%	60%	71%	120%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BTotal returns do not include the effect of the former sales charges. CCalculated based on average shares outstanding during the period. DInvestment income per share reflects a special dividend which amounted to $.04 per share. EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. FFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Multimedia Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Multimedia	50.99%	4.89%	13.04%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Multimedia Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Multimedia Portfolio

Management's Discussion of Fund Performance

Comments from Matt Friedman, Portfolio Manager of Fidelity® Select Multimedia Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months that ended February 29, 2004, the fund returned 50.99%, outperforming the S&P 500® as well as the Goldman Sachs® Consumer Industries Index, which gained 37.04%. The fund was aided by investments in several strong performing media-related segments not represented in its sector benchmark, including Internet portals, alternative carriers and international media companies. For example, overweighted positions in two Internet-related advertising vehicles, Yahoo! and Overture, generated strong gains. Yahoo! continued to dominate online advertising, through traditional banner and pop-up ads, as well as paid search advertising via its acquisition of Overture Services during the period. AOL Time Warner benefited from resolving its balance sheet issues and stabilizing its dial-up business. Broadband provider Covad helped returns in response to positive regulatory rulings during the year. On the other hand, investments in Viacom and Clear Channel Communications were disappointing, as both companies suffered from weaker-than-expected radio advertising revenue. Fox Entertainment fell short when investors became concerned about lackluster ratings for several new shows.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Multimedia Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Viacom, Inc. Class B (non-vtg.)	8.7
Yahoo!, Inc.	7.8
Fox Entertainment Group, Inc. Class A	6.5
EchoStar Communications Corp. Class A	5.4
Liberty Media Corp. Class A	5.2
Walt Disney Co.	5.1
InterActiveCorp	5.0
Omnicom Group, Inc.	5.0
Cablevision Systems Corp. - NY Group Class A	5.0
Clear Channel Communications, Inc.	4.9
58.6
Top Industries as of February 29, 2004
% of fund's net assets
Media	79.2%
Internet Software & Services	9.5%
Internet & Catalog Retail	5.0%
Wireless Telecommunication Services	1.9%
Communications Equipment	1.0%
All Others *	3.4%

* Includes short-term investments and net other assets.

Annual Report

Multimedia Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Monster Worldwide, Inc. (a)	28,900	$ 635,800
R.R. Donnelley & Sons Co.	23,200	736,832
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,372,632
COMMUNICATIONS EQUIPMENT - 1.0%
Scientific-Atlanta, Inc.	48,300	1,598,730
COMPUTERS & PERIPHERALS - 0.5%
Concurrent Computer Corp. (a)	190,000	773,300
CONSTRUCTION & ENGINEERING - 0.8%
Dycom Industries, Inc. (a)	49,300	1,277,856
INTERNET & CATALOG RETAIL - 5.0%
InterActiveCorp (a)	253,000	8,240,210
Netflix, Inc.	600	20,640
TOTAL INTERNET & CATALOG RETAIL		8,260,850
INTERNET SOFTWARE & SERVICES - 9.5%
United Online, Inc. (a)	91,050	1,567,881
Yahoo Japan Corp. (a)	66	1,217,455
Yahoo!, Inc. (a)	287,600	12,769,440
TOTAL INTERNET SOFTWARE & SERVICES		15,554,776
IT SERVICES - 0.0%
infoUSA, Inc. (a)	5,500	56,100
MEDIA - 79.2%
Belo Corp. Series A	44,300	1,235,970
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	43,200	2,340,144
Cablevision Systems Corp. - NY Group Class A (a)	322,755	8,223,797
Catalina Marketing Corp. (a)	23,700	414,039
Central European Media Enterprises Ltd. Class A (a)	21,000	410,970
Cheil Communications, Inc.	3,000	458,209
Cinram International, Inc.	37,800	765,652
Clear Channel Communications, Inc.	188,026	8,092,639
Dow Jones & Co., Inc.	26,000	1,266,200
E.W. Scripps Co. Class A	21,100	2,054,296
EchoStar Communications Corp. Class A (a)	243,400	8,791,608
EMI Group PLC	4,200	19,842
Emmis Communications Corp. Class A (a)	600	15,180
Entravision Communications Corp. Class A (a)	200	1,920

	Shares	Value (Note 1)
Fox Entertainment Group, Inc. Class A (a)	369,300	$ 10,717,086
Gannett Co., Inc.	39,200	3,381,784
Gemstar-TV Guide International, Inc. (a)	56,900	411,956
Hughes Electronics Corp. (a)	189,934	3,293,456
ITV PLC (a)	178,600	461,910
JC Decaux SA (a)	41,800	841,899
Lamar Advertising Co. Class A (a)	189,500	7,523,150
Liberty Media Corp. Class A (a)	742,704	8,466,826
Lions Gate Entertainment Corp. (a)	3,400	21,462
McGraw-Hill Companies, Inc.	23,500	1,836,995
Meredith Corp.	200	10,060
News Corp. Ltd.:
ADR	69,800	2,614,010
sponsored ADR	124,711	4,081,791
NTL, Inc. (a)	510	34,966
Omnicom Group, Inc.	100,600	8,229,080
Pixar (a)	20,900	1,373,966
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	280,660	4,296,905
Point.360 (a)	19,400	84,390
R.H. Donnelley Corp. (a)	15,800	684,930
Radio One, Inc. Class D (non-vtg.) (a)	26,400	481,008
SBS Broadcasting SA (a)	32,900	1,087,345
Sirius Satellite Radio, Inc. (a)	39,600	116,424
Sogecable SA (a)	38,600	1,796,039
Spanish Broadcasting System, Inc. Class A (a)	7,400	82,880
Time Warner, Inc. (a)	293,725	5,066,756
TiVo, Inc. (a)	35,900	383,771
Tribune Co.	24,200	1,208,548
Univision Communications, Inc. Class A (a)	111,100	3,958,493
Viacom, Inc. Class B (non-vtg.)	372,096	14,310,813
Walt Disney Co.	313,300	8,311,849
Washington Post Co. Class B	300	268,710
World Wrestling Entertainment, Inc. Class A	6,400	86,720
WPP Group PLC sponsored ADR	1,200	67,548
TOTAL MEDIA		129,683,992
SOFTWARE - 0.1%
Electronic Arts, Inc. (a)	400	18,864
Macrovision Corp. (a)	700	13,664
NDS Group PLC sponsored ADR (a)	5,300	155,343
OpenTV Corp. Class A (a)	5,200	15,028
TOTAL SOFTWARE		202,899
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
SpectraSite, Inc. (a)	84,800	3,103,680
TOTAL COMMON STOCKS (Cost $139,823,843)		161,884,815
Money Market Funds - 11.0%
	Shares	Value (Note 1)
Fidelity Securities Lending Cash Central Fund, 1.08% (b) (Cost $18,008,875)	18,008,875	$ 18,008,875
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $157,832,718)		179,893,690
NET OTHER ASSETS - (9.8)%		(16,068,053)
NET ASSETS - 100%		$ 163,825,637
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $312,552,652 and $308,319,849, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $64,459 for the period.
Income Tax Information
The fund hereby designates approximately $1,425,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $17,954,178) (cost $157,832,718) - See accompanying schedule		$ 179,893,690
Receivable for investments sold		4,955,372
Receivable for fund shares sold		67,510
Dividends receivable		60,079
Interest receivable		447
Prepaid expenses		796
Other affiliated receivables		383
Other receivables		32,797
Total assets		185,011,074

Liabilities
Payable to custodian bank	$ 298,614
Payable for investments purchased	1,010,958
Payable for fund shares redeemed	1,702,707
Accrued management fee	81,605
Other affiliated payables	55,041
Other payables and accrued expenses	27,637
Collateral on securities loaned, at value	18,008,875
Total liabilities		21,185,437

Net Assets		$ 163,825,637
Net Assets consist of:
Paid in capital		$ 135,384,643
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,379,865
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,061,129
Net Assets, for 3,654,126 shares outstanding		$ 163,825,637
Net Asset Value, offering price and redemption price per share ($163,825,637 ÷ 3,654,126 shares)		$ 44.83

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 386,978
Interest		108,947
Security lending		37,705
Total income		533,630

Expenses
Management fee	$ 897,880
Transfer agent fees	697,559
Accounting and security lending fees	99,129
Non-interested trustees' compensation	809
Custodian fees and expenses	30,423
Registration fees	31,289
Audit	44,388
Legal	919
Miscellaneous	2,468
Total expenses before reductions	1,804,864
Expense reductions	(116,793)	1,688,071
Net investment income (loss)		(1,154,441)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	35,916,718
Foreign currency transactions	9,721
Total net realized gain (loss)		35,926,439
Change in net unrealized appreciation (depreciation) on: Investment securities	21,257,647
Assets and liabilities in foreign currencies	157
Total change in net unrealized appreciation (depreciation)		21,257,804
Net gain (loss)		57,184,243
Net increase (decrease) in net assets resulting from operations		$ 56,029,802
Other Information
Sales charges paid to FDC		$ 222,797
Deferred sales charges withheld by FDC		$ 1,694
Exchange fees withheld by FSC		$ 3,675

See accompanying notes which are an integral part of the financial statements.

Annual Report

Multimedia Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,154,441)	$ (651,154)
Net realized gain (loss)	35,926,439	3,092,917
Change in net unrealized appreciation (depreciation)	21,257,804	(17,822,917)
Net increase (decrease) in net assets resulting from operations	56,029,802	(15,381,154)
Distributions to shareholders from net realized gain	(12,358,836)	-
Share transactions Net proceeds from sales of shares	137,479,179	138,813,149
Reinvestment of distributions	11,930,736	-
Cost of shares redeemed	(129,433,118)	(163,593,387)
Net increase (decrease) in net assets resulting from share transactions	19,976,797	(24,780,238)
Redemption fees	66,876	202,024
Total increase (decrease) in net assets	63,714,639	(39,959,368)

Net Assets
Beginning of period	100,110,998	140,070,366
End of period (including undistributed net investment income of $0 and undistributed net investment income of $23,586, respectively)	$ 163,825,637	$ 100,110,998
Other Information Shares
Sold	3,290,473	4,158,091
Issued in reinvestment of distributions	279,016	-
Redeemed	(3,033,755)	(4,786,847)
Net increase (decrease)	535,734	(628,756)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 32.10	$ 37.38	$ 41.91	$ 53.39	$ 43.13
Income from Investment Operations
Net investment income (loss) C	(.31)	(.20)	(.18)	(.06)	(.16)
Net realized and unrealized gain (loss)	16.49	(5.14)	(4.36)	(7.29)	11.90
Total from investment operations	16.18	(5.34)	(4.54)	(7.35)	11.74
Distributions from net realized gain	(3.47)	-	-	(4.16)	(1.57)
Redemption fees added to paid in capital C	.02	.06	.01	.03	.09
Net asset value, end of period	$ 44.83	$ 32.10	$ 37.38	$ 41.91	$ 53.39
Total Return A, B	50.99%	(14.13)%	(10.81)%	(13.97)%	27.62%
Ratios to Average Net Assets D
Expenses before expense reductions	1.17%	1.29%	1.13%	1.13%	1.17%
Expenses net of voluntary waivers, if any	1.17%	1.29%	1.13%	1.13%	1.17%
Expenses net of all reductions	1.09%	1.13%	1.10%	1.12%	1.15%
Net investment income (loss)	(.75)%	(.59)%	(.46)%	(.14)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,826	$ 100,111	$ 140,070	$ 235,761	$ 238,612
Portfolio turnover rate	208%	272%	74%	73%	76%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Retailing Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Retailing	54.26%	-0.31%	10.63%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Retailing Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Retailing Portfolio

Management's Discussion of Fund Performance

Comments from Adam Segel, Portfolio Manager of Fidelity® Select Retailing Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, the fund posted a return of 54.26%, beating the Goldman Sachs® Consumer Industries Index, which returned 37.04%, and the S&P 500® index. As the period began, retailers, an early cyclical group, benefited from investor optimism regarding an improving economy, favorable sales comparisons, continued low interest rates and a federal tax stimulus package. However, during the past six months, after retail stocks had rallied, the group sold off as actual results lagged increasingly bullish expectations, most notably during the important holiday season. The consumer was pressured by continued sluggish employment data and high energy prices. The fund benefited from its concentration in companies with compelling valuations that stood to improve from internal operational changes and were not solely dependent on a broad economic recovery. Examples included McDonald's, Home Depot and CVS, all of which were top contributors to fund performance. On the other hand, Safeway, one of the largest food and drug retailers in the United States, detracted from performance. The company's earnings were lower than expected as a result of a grocery workers strike at some of its stores in Southern California. Krispy Kreme Doughnuts declined on weaker-than-expected earnings.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Retailing Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
McDonald's Corp.	14.2
Home Depot, Inc.	13.0
CVS Corp.	10.5
Safeway, Inc.	10.5
Wal-Mart Stores, Inc.	4.4
American Eagle Outfitters, Inc.	3.3
Duane Reade, Inc.	3.0
Albertsons, Inc.	2.7
Limited Brands, Inc.	2.0
Krispy Kreme Doughnuts, Inc.	1.6
65.2
Top Industries as of February 29, 2004
% of fund's net assets
Food & Staples Retailing	34.9%
Specialty Retail	27.7%
Hotels, Restaurants & Leisure	18.3%
Multiline Retail	6.2%
Textiles Apparel & Luxury Goods	1.1%
All Others*	11.8%

* Includes short-term investments and net other assets.

Annual Report

Annual Report

Retailing Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
BEVERAGES - 0.3%
Pyramid Breweries, Inc.	83,900	$ 264,285
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Copart, Inc. (a)	10,600	208,184
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	5,300	76,426
TOTAL COMMERCIAL SERVICES & SUPPLIES		284,610
DISTRIBUTORS - 1.0%
Advanced Marketing Services, Inc.	82,800	895,896
FOOD & STAPLES RETAILING - 34.9%
Albertsons, Inc.	95,100	2,352,774
BJ's Wholesale Club, Inc. (a)	9,600	228,000
Costco Wholesale Corp. (a)	500	19,465
CVS Corp.	244,100	9,153,750
Duane Reade, Inc. (a)	154,500	2,634,225
Kroger Co. (a)	68,900	1,324,258
Longs Drug Stores Corp.	5,900	123,251
Pricesmart, Inc. (a)	78,222	551,465
Rite Aid Corp. (a)	21,800	121,644
Safeway, Inc. (a)	399,700	9,141,139
Wal-Mart Stores, Inc.	64,600	3,847,576
Walgreen Co.	23,400	834,444
Weis Markets, Inc.	1,900	61,674
Wild Oats Markets, Inc. (a)	3,700	46,990
TOTAL FOOD & STAPLES RETAILING		30,440,655
HOTELS, RESTAURANTS & LEISURE - 18.3%
Buca, Inc. (a)	4,400	29,084
Darden Restaurants, Inc.	36,500	890,600
Jack in the Box, Inc. (a)	5,000	124,350
Krispy Kreme Doughnuts, Inc. (a)	36,100	1,388,406
McDonald's Corp.	436,200	12,344,460
Outback Steakhouse, Inc.	5,800	280,662
Starbucks Corp. (a)	17,000	635,970
Yum! Brands, Inc. (a)	6,500	240,695
TOTAL HOTELS, RESTAURANTS & LEISURE		15,934,227
HOUSEHOLD DURABLES - 0.1%
Yankee Candle Co., Inc. (a)	2,300	64,492
INTERNET & CATALOG RETAIL - 0.6%
Drugstore.com, Inc. (a)	19,400	113,684
J. Jill Group, Inc. (a)	26,700	412,248
TOTAL INTERNET & CATALOG RETAIL		525,932
MULTILINE RETAIL - 6.2%
99 Cents Only Stores (a)	1,600	41,360
Big Lots, Inc. (a)	88,700	1,277,280

	Shares	Value (Note 1)
Dillard's, Inc. Class A	28,600	$ 503,360
Dollar Tree Stores, Inc. (a)	15,100	466,590
Federated Department Stores, Inc.	4,700	246,139
JCPenney Co., Inc.	1,900	58,653
Kohl's Corp. (a)	8,300	427,450
Nordstrom, Inc.	12,500	489,250
Saks, Inc. (a)	32,100	559,182
Sears, Roebuck & Co.	2,100	98,721
ShopKo Stores, Inc. (a)	51,100	780,297
Target Corp.	500	21,980
The May Department Stores Co.	11,700	412,074
TOTAL MULTILINE RETAIL		5,382,336
SPECIALTY RETAIL - 27.7%
American Eagle Outfitters, Inc. (a)	118,400	2,887,776
Barnes & Noble, Inc. (a)	2,400	83,760
Best Buy Co., Inc.	3,050	162,413
Blockbuster, Inc. Class A	11,300	194,134
Charlotte Russe Holding, Inc. (a)	3,300	50,094
Charming Shoppes, Inc. (a)	7,800	51,090
Christopher & Banks Corp.	12,300	229,149
Circuit City Stores, Inc.	6,000	67,080
Gap, Inc.	46,900	975,520
Home Depot, Inc.	313,000	11,365,030
Kirkland's, Inc. (a)	30,900	454,230
Limited Brands, Inc.	88,760	1,753,010
Linens 'N Things, Inc. (a)	12,700	430,530
Lithia Motors, Inc. Class A	1,700	46,886
Lowe's Companies, Inc.	11,100	621,600
Office Depot, Inc. (a)	47,600	829,668
Payless ShoeSource, Inc. (a)	7,500	100,125
PETCO Animal Supplies, Inc. (a)	20,800	675,584
PETsMART, Inc.	21,600	586,224
RadioShack Corp.	2,400	82,944
Shoe Carnival, Inc. (a)	9,700	148,313
Staples, Inc. (a)	14,000	367,080
Stein Mart, Inc. (a)	25,400	280,162
Talbots, Inc.	4,300	145,770
Too, Inc. (a)	15,000	287,700
Toys 'R' Us, Inc. (a)	75,600	1,186,920
Whitehall Jewellers, Inc. (a)	5,700	53,523
Wilsons Leather Experts, Inc. (a)	14,100	41,595
TOTAL SPECIALTY RETAIL		24,157,910
TEXTILES APPAREL & LUXURY GOODS - 1.1%
Jones Apparel Group, Inc.	7,800	290,940
Oshkosh B'Gosh, Inc. Class A	11,000	242,110
Common Stocks - continued
	Shares	Value (Note 1)
TEXTILES APPAREL & LUXURY GOODS - CONTINUED
Tommy Hilfiger Corp. (a)	16,900	$ 273,273
VF Corp.	2,600	116,818
TOTAL TEXTILES APPAREL & LUXURY GOODS		923,141
TOTAL COMMON STOCKS (Cost $65,625,495)		78,873,484
Money Market Funds - 15.2%

Fidelity Cash Central Fund, 1.08% (b)	4,388,568	4,388,568
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	8,823,675	8,823,675
TOTAL MONEY MARKET FUNDS (Cost $13,212,243)		13,212,243
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $78,837,738)		92,085,727
NET OTHER ASSETS - (5.7)%		(5,000,001)
NET ASSETS - 100%		$ 87,085,726
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $62,726,563 and $77,852,639, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,020 for the period.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $403,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004
Assets
Investment in securities, at value (including securities loaned of $8,419,181) (cost $78,837,738) - See accompanying schedule		$ 92,085,727
Receivable for investments sold		1,021,169
Receivable for fund shares sold		3,392,038
Dividends receivable		11,882
Interest receivable		3,790
Prepaid expenses		380
Other affiliated receivables		76
Other receivables		12,104
Total assets		96,527,166

Liabilities
Payable for investments purchased	$ 351,828
Payable for fund shares redeemed	171,347
Accrued management fee	38,435
Other affiliated payables	29,231
Other payables and accrued expenses	26,924
Collateral on securities loaned, at value	8,823,675
Total liabilities		9,441,440

Net Assets		$ 87,085,726
Net Assets consist of:
Paid in capital		$ 74,469,129
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(631,392)
Net unrealized appreciation (depreciation) on investments		13,247,989
Net Assets, for 1,837,583 shares outstanding		$ 87,085,726
Net Asset Value, offering price and redemption price per share ($87,085,726 ÷ 1,837,583 shares)		$ 47.39

Statement of Operations

	Year ended February 29, 2004
Investment Income
Dividends		$ 574,264
Interest		90,769
Security lending		5,949
Total income		670,982
Expenses
Management fee	$ 474,775
Transfer agent fees	457,955
Accounting and security lending fees	58,080
Non-interested trustees' compensation	405
Custodian fees and expenses	13,498
Registration fees	25,281
Audit	44,073
Legal	424
Miscellaneous	1,747
Total expenses before reductions	1,076,238
Expense reductions	(29,167)	1,047,071
Net investment income (loss)		(376,089)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	10,890,236
Foreign currency transactions	(78)
Total net realized gain (loss)		10,890,158
Change in net unrealized appreciation (depreciation) on investment securities		22,296,787
Net gain (loss)		33,186,945
Net increase (decrease) in net assets resulting from operations		$ 32,810,856
Other Information
Sales charges paid to FDC		$ 97,830
Deferred sales charges withheld by FDC		$ 745
Exchange fees withheld by FSC		$ 4,583

See accompanying notes which are an integral part of the financial statements.

Annual Report

Retailing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (376,089)	$ (650,580)
Net realized gain (loss)	10,890,158	(5,619,312)
Change in net unrealized appreciation (depreciation)	22,296,787	(20,126,539)
Net increase (decrease) in net assets resulting from operations	32,810,856	(26,396,431)
Share transactions Net proceeds from sales of shares	96,912,516	102,704,962
Cost of shares redeemed	(106,328,320)	(139,947,963)
Net increase (decrease) in net assets resulting from share transactions	(9,415,804)	(37,243,001)
Redemption fees	63,615	72,373
Total increase (decrease) in net assets	23,458,667	(63,567,059)

Net Assets
Beginning of period	63,627,059	127,194,118
End of period	$ 87,085,726	$ 63,627,059
Other Information Shares
Sold	2,393,633	2,655,580
Redeemed	(2,627,252)	(3,636,899)
Net increase (decrease)	(233,619)	(981,319)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 41.67	$ 46.34	$ 50.42	$ 67.50
Income from Investment Operations
Net investment income (loss) C	(.19)	(.28)	(.23)	(.25)	(.39)
Net realized and unrealized gain (loss)	16.83	(10.70)	(3.05)	3.15	(6.72)
Total from investment operations	16.64	(10.98)	(3.28)	2.90	(7.11)
Distributions from net realized gain	-	-	(1.47)	(7.18)	(10.13)
Redemption fees added to paid in capital C	.03	.03	.08	.20	.16
Net asset value, end of period	$ 47.39	$ 30.72	$ 41.67	$ 46.34	$ 50.42
Total Return A,B	54.26%	(26.28)%	(6.85)%	5.77%	(12.15)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.31%	1.32%	1.29%	1.36%	1.25%
Expenses net of voluntary waivers, if any	1.31%	1.32%	1.29%	1.36%	1.25%
Expenses net of all reductions	1.28%	1.25%	1.16%	1.29%	1.20%
Net investment income (loss)	(.46)%	(.74)%	(.54)%	(.51)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,086	$ 63,627	$ 127,194	$ 96,888	$ 75,822
Portfolio turnover rate	85%	149%	280%	278%	88%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Air Transportation Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Air Transportation	53.42%	7.90%	10.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Air Transportation Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Air Transportation Portfolio

Management's Discussion of Fund Performance

Comments from Harlan Carere, who became Portfolio Manager of Fidelity® Select Air Transportation Portfolio on January 1, 2004

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, the fund returned 53.42%, topping both the 45.70% return for the Goldman Sachs® Cyclical Industries Index and the S&P 500®'s gain. Good stock picking within the airline and the aerospace and defense industries was an important factor in the fund's solid relative results, as these three industries represented approximately two-thirds of its net assets on average throughout the period. It was particularly helpful for the fund to have a large exposure to many of the so-called "legacy" airline carriers, meaning the large, established airlines that operate hub-and-spoke networks, as these stocks generally rebounded the most when the industry's business climate improved. Notable contributors included Continental Airlines and AMR, the parent of American Airlines. On the downside, holdings in low-cost carriers that had higher valuations going into the period, such as Southwest Airlines and JetBlue Airways, significantly underperformed the overall airline group and detracted from the fund's performance relative to its benchmarks. Among other holdings, regional jet manufacturer Bombardier and aircraft equipment maker Goodrich outperformed the Goldman Sachs index, while defense contractor Lockheed Martin had only a modestly positive absolute gain, hurting the fund's return relative to the sector benchmark.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Air Transportation Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Goodrich Corp.	5.7
Bombardier, Inc. Class B (sub. vtg.)	5.6
Boeing Co.	5.5
United Parcel Service, Inc. Class B	5.1
Rockwell Collins, Inc.	5.0
Honeywell International, Inc.	5.0
Expeditors International of Washington, Inc.	4.9
JetBlue Airways Corp.	4.8
C.H. Robinson Worldwide, Inc.	4.2
Sabre Holdings Corp. Class A	4.0
49.8
Top Industries as of February 29, 2004
% of fund's net assets
Aerospace & Defense	39.8%
Airlines	28.1%
Air Freight & Logistics	21.8%
IT Services	4.0%
Commercial Services & Supplies	2.0%
All Others*	4.3%

* Includes short-term investments and net other assets.

Annual Report

Air Transportation Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 39.8%
Boeing Co.	43,700	$ 1,895,269
Bombardier, Inc. Class B (sub. vtg.)	399,000	1,939,054
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	14,200	428,698
General Dynamics Corp.	9,600	884,352
Goodrich Corp.	67,600	1,993,524
Honeywell International, Inc.	49,200	1,724,460
Lockheed Martin Corp.	29,500	1,365,260
Precision Castparts Corp.	25,100	1,133,265
Rockwell Collins, Inc.	53,300	1,734,382
United Technologies Corp.	7,900	727,669
TOTAL AEROSPACE & DEFENSE		13,825,933
AIR FREIGHT & LOGISTICS - 21.8%
C.H. Robinson Worldwide, Inc.	36,500	1,445,765
Dynamex, Inc. (a)	500	5,950
EGL, Inc. (a)	1,200	19,188
Expeditors International of Washington, Inc.	44,400	1,711,176
FedEx Corp.	20,000	1,373,600
Forward Air Corp. (a)	10,500	332,010
United Parcel Service, Inc. Class B	25,100	1,772,813
UTI Worldwide, Inc.	20,500	925,985
TOTAL AIR FREIGHT & LOGISTICS		7,586,487
AIRLINES - 28.1%
AirTran Holdings, Inc. (a)	53,300	659,854
Alaska Air Group, Inc. (a)	14,100	362,934
America West Holding Corp. Class B (a)	17,500	191,275
AMR Corp. (a)	75,100	1,141,520
Atlantic Coast Airlines Holdings, Inc. (a)	12,200	88,938
British Airways PLC ADR (a)	10,300	608,730
Continental Airlines, Inc. Class B (a)	46,100	675,365
ExpressJet Holdings, Inc. Class A (a)	23,800	326,774
Frontier Airlines, Inc. (a)	55,800	566,370
JetBlue Airways Corp. (a)	69,775	1,660,645
Mesa Air Group, Inc. (a)	7,600	68,324
Northwest Airlines Corp. (a)	88,900	963,676
SkyWest, Inc.	21,100	408,285
Southwest Airlines Co.	71,125	982,236
WestJet Airlines Ltd. (a)	54,900	1,038,021
TOTAL AIRLINES		9,742,947
COMMERCIAL SERVICES & SUPPLIES - 2.0%
The Brink's Co.	26,400	699,072
IT SERVICES - 4.0%
Sabre Holdings Corp. Class A	61,400	1,393,166

	Shares	Value (Note 1)
OIL & GAS - 1.9%
Frontline Ltd.	6,400	$ 205,559
Tsakos Energy Navigation Ltd.	14,100	438,510
TOTAL OIL & GAS		644,069
ROAD & RAIL - 0.2%
USF Corp.	1,600	56,560
TOTAL COMMON STOCKS (Cost $29,218,794)		33,948,234
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 1.08% (b)	264,040	264,040
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	3,528,750	3,528,750
TOTAL MONEY MARKET FUNDS (Cost $3,792,790)		3,792,790
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $33,011,584)		37,741,024
NET OTHER ASSETS - (8.7)%		(3,017,220)
NET ASSETS - 100%		$ 34,723,804
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $52,493,624 and $55,877,351, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,678 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.8%
Canada	8.6%
British Virgin Islands	2.7%
United Kingdom	1.8%
Bermuda	1.3%
Brazil	1.2%
Others (individually less than 1%)	0.6%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2005 approximately $1,550,000 of losses recognized during the period November 1, 2003 to February 29, 2004.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $3,365,776) (cost $33,011,584) - See accompanying schedule		$ 37,741,024
Receivable for investments sold		2,053,581
Receivable for fund shares sold		50,294
Dividends receivable		42,956
Interest receivable		173
Prepaid expenses		263
Other affiliated receivables		85
Other receivables		6,626
Total assets		39,895,002

Liabilities
Payable for investments purchased	$ 4,450
Payable for fund shares redeemed	1,578,341
Accrued management fee	17,770
Other affiliated payables	15,300
Other payables and accrued expenses	26,587
Collateral on securities loaned, at value	3,528,750
Total liabilities		5,171,198

Net Assets		$ 34,723,804
Net Assets consist of:
Paid in capital		$ 31,347,736
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,353,729)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,729,797
Net Assets, for 1,155,898 shares outstanding		$ 34,723,804
Net Asset Value, offering price and redemption price per share ($34,723,804 ÷ 1,155,898 shares)		$ 30.04

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 337,910
Interest		29,641
Security lending		25,146
Total income		392,697

Expenses
Management fee	$ 239,068
Transfer agent fees	250,323
Accounting and security lending fees	56,428
Non-interested trustees' compensation	219
Custodian fees and expenses	11,223
Registration fees	16,141
Audit	43,894
Legal	136
Miscellaneous	1,080
Total expenses before reductions	618,512
Expense reductions	(31,534)	586,978
Net investment income (loss)		(194,281)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	8,548,599
Foreign currency transactions	7,117
Total net realized gain (loss)		8,555,716
Change in net unrealized appreciation (depreciation) on: Investment securities	6,849,264
Assets and liabilities in foreign currencies	164
Total change in net unrealized appreciation (depreciation)		6,849,428
Net gain (loss)		15,405,144
Net increase (decrease) in net assets resulting from operations		$ 15,210,863
Other Information
Sales charges paid to FDC		$ 57,439
Deferred sales charges withheld by FDC		$ 374
Exchange fees withheld by FSC		$ 2,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Air Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (194,281)	$ (284,844)
Net realized gain (loss)	8,555,716	(8,773,528)
Change in net unrealized appreciation (depreciation)	6,849,428	(10,774,506)
Net increase (decrease) in net assets resulting from operations	15,210,863	(19,832,878)
Distributions to shareholders from net realized gain	-	(483,018)
Share transactions Net proceeds from sales of shares	63,501,703	28,138,992
Reinvestment of distributions	-	469,085
Cost of shares redeemed	(67,485,307)	(51,993,684)
Net increase (decrease) in net assets resulting from share transactions	(3,983,604)	(23,385,607)
Redemption fees	56,837	54,521
Total increase (decrease) in net assets	11,284,096	(43,646,982)

Net Assets
Beginning of period	23,439,708	67,086,690
End of period (including undistributed net investment income of $0 and $1,626, respectively)	$ 34,723,804	$ 23,439,708
Other Information Shares
Sold	2,419,487	994,634
Issued in reinvestment of distributions	-	14,193
Redeemed	(2,460,622)	(1,847,123)
Net increase (decrease)	(41,135)	(838,296)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 19.58	$ 32.96	$ 35.48	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) C	(.13)	(.19)	(.08)	(.04)	(.15)
Net realized and unrealized gain (loss)	10.55	(12.99)	(.88)	12.62	2.59
Total from investment operations	10.42	(13.18)	(.96)	12.58	2.44
Distributions from net realized gain	-	(.24)	(1.61)	(3.68)	(3.88)
Redemption fees added to paid in capital C	.04	.04	.05	.13	.13
Net asset value, end of period	$ 30.04	$ 19.58	$ 32.96	$ 35.48	$ 26.45
Total Return A,B	53.42%	(40.16)%	(2.38)%	50.37%	8.50%
Ratios to Average Net Assets D
Expenses before expense reductions	1.49%	1.63%	1.43%	1.34%	1.40%
Expenses net of voluntary waivers, if any	1.49%	1.63%	1.43%	1.34%	1.40%
Expenses net of all reductions	1.42%	1.58%	1.38%	1.30%	1.35%
Net investment income (loss)	(.47)%	(.73)%	(.24)%	(.11)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,724	$ 23,440	$ 67,087	$ 47,952	$ 24,463
Portfolio turnover rate	140%	56%	117%	198%	252%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Automotive Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Automotive	52.14%	6.81%	6.13%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Automotive Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Automotive Portfolio

Management's Discussion of Fund Performance

Comments from Robert Bao, Portfolio Manager of Fidelity® Select Automotive Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12-month period that ended February 29, 2004, Fidelity Select Automotive Portfolio posted a return of 52.14%, outpacing both the Goldman Sachs® Cyclical Industries Index, which returned 45.70%, and the S&P 500®. Fund performance benefited from a large overweighting in heavy truck manufacturers, a segment in which many stocks moved higher on expectations that trucking companies would begin upgrading their fleets. Navistar, a maker of heavy trucks and the fund's largest holding at period end, was its top relative contributor to performance, followed by PACCAR, another heavy truck manufacturer. Within the automaking segment, Toyota turned in strong performance, as did Korean automaker Hyundai. Parts suppliers, such as American Axle and Lear, and aftermarket retailers, such as Monro Muffler, also performed well. Taking what may have been an overly cautious stance, the fund held a large average cash position - at about 6% of net assets - which was the biggest detractor to overall fund performance during the period. Underweighting Ford, which outpaced the benchmark index, also tempered relative returns.

Note to shareholders: Anmol Mehra became Portfolio Manager of Fidelity Select Automotive Portfolio on March 1, 2004.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Automotive Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Navistar International Corp.	8.0
Toyota Motor Corp.	5.1
AutoNation, Inc.	4.0
Nissan Motor Co. Ltd. sponsored ADR	3.9
Sonic Automotive, Inc. Class A	3.8
Cummins, Inc.	3.4
Johnson Controls, Inc.	3.4
Monro Muffler Brake, Inc.	3.4
Eaton Corp.	3.4
Gentex Corp.	3.3
41.7
Top Industries as of February 29, 2004
% of fund's net assets
Machinery	27.7%
Specialty Retail	23.7%
Auto Components	22.5%
Automobiles	19.4%
Aerospace & Defense	1.4%
All Others*	5.3%

* Includes short-term investments and net other assets.

Annual Report

Automotive Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 1.4%
Honeywell International, Inc.	8,800	$ 308,440
AUTO COMPONENTS - 22.5%
American Axle & Manufacturing Holdings, Inc. (a)	10,200	387,702
Autoliv, Inc.	7,700	341,726
BorgWarner, Inc.	5,600	505,120
Gentex Corp.	17,300	705,148
Goodyear Tire & Rubber Co. (a)	26,700	224,814
Johnson Controls, Inc.	12,600	734,832
Keystone Automotive Industries, Inc. (a)	18,700	500,412
Lear Corp.	10,900	671,767
Magna International, Inc. Class A	6,200	491,469
Modine Manufacturing Co.	2,000	56,900
Superior Industries International, Inc.	5,800	198,360
TOTAL AUTO COMPONENTS		4,818,250
AUTOMOBILES - 19.4%
Bayerische Motoren Werke AG (BMW)	13,900	597,090
Coachmen Industries, Inc.	19,900	328,549
Denway Motors Ltd.	288,000	332,982
Hyundai Motor Co. Ltd.	14,620	620,280
Monaco Coach Corp. (a)	5,000	142,500
Nissan Motor Co. Ltd. sponsored ADR	37,400	828,410
Toyota Motor Corp.	31,800	1,099,167
Winnebago Industries, Inc.	3,300	220,407
TOTAL AUTOMOBILES		4,169,385
BUILDING PRODUCTS - 1.4%
Trex Co., Inc. (a)	8,600	302,118
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Copart, Inc. (a)	4,800	94,272
INDUSTRIAL CONGLOMERATES - 0.8%
Tyco International Ltd.	5,800	165,706
MACHINERY - 27.7%
Caterpillar, Inc.	1,900	143,925
Cummins, Inc.	14,900	736,060
Danaher Corp.	2,900	259,927
Donaldson Co., Inc.	4,600	262,338
Eaton Corp.	12,300	720,042
Kennametal, Inc.	7,876	341,897
Navistar International Corp. (a)	36,694	1,709,941
Oshkosh Truck Co.	3,100	182,435
PACCAR, Inc.	5,325	295,058
Parker Hannifin Corp.	10,000	561,700
SPX Corp. (a)	12,600	529,200
Volvo AB ADR	6,200	196,788
TOTAL MACHINERY		5,939,311

	Shares	Value (Note 1)
ROAD & RAIL - 0.9%
P.A.M. Transportation Services, Inc. (a)	300	$ 5,277
USF Corp.	5,000	176,750
TOTAL ROAD & RAIL		182,027
SPECIALTY RETAIL - 23.7%
AutoNation, Inc. (a)	50,900	849,012
AutoZone, Inc. (a)	6,900	618,930
CarMax, Inc. (a)	14,500	493,000
Lithia Motors, Inc. Class A	8,600	237,188
Monro Muffler Brake, Inc. (a)	30,579	733,284
O'Reilly Automotive, Inc. (a)	7,600	308,788
Sonic Automotive, Inc. Class A	33,145	815,367
TBC Corp. (a)	11,900	327,964
The Pep Boys - Manny, Moe & Jack	15,500	365,645
United Auto Group, Inc.	11,600	329,208
TOTAL SPECIALTY RETAIL		5,078,386
TOTAL COMMON STOCKS (Cost $18,100,346)		21,057,895
Money Market Funds - 1.0%

Fidelity Securities Lending Cash Central Fund, 1.08% (b) (Cost $214,500)	214,500	214,500
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $18,314,846)		21,272,395
NET OTHER ASSETS - 0.8%		165,820
NET ASSETS - 100%		$ 21,438,215
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $28,967,325 and $32,153,355, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,221 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.6%
Japan	9.0%
Korea (South)	2.9%
Germany	2.8%
Canada	2.3%
Hong Kong	1.5%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $7,439,000 of which $3,649,000, $947,000, $1,664,000 and $1,179,000 will expire on February 29, 2008, February 28, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $218,920) (cost $18,314,846) - See accompanying schedule		$ 21,272,395
Receivable for investments sold		509,953
Receivable for fund shares sold		50,720
Dividends receivable		25,208
Interest receivable		266
Prepaid expenses		110
Other affiliated receivables		5
Other receivables		861
Total assets		21,859,518

Liabilities
Payable to custodian bank	$ 47,815
Payable for fund shares redeemed	107,535
Accrued management fee	11,713
Other affiliated payables	13,264
Other payables and accrued expenses	26,476
Collateral on securities loaned, at value	214,500
Total liabilities		421,303

Net Assets		$ 21,438,215
Net Assets consist of:
Paid in capital		$ 25,983,418
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,503,346)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,958,143
Net Assets, for 662,543 shares outstanding		$ 21,438,215
Net Asset Value, offering price and redemption price per share ($21,438,215 ÷ 662,543 shares)		$ 32.36

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 221,513
Interest		15,152
Security lending		10,754
Total income		247,419

Expenses
Management fee	$ 143,724
Transfer agent fees	164,690
Accounting and security lending fees	55,949
Non-interested trustees' compensation	220
Custodian fees and expenses	10,629
Registration fees	20,610
Audit	43,826
Legal	89
Miscellaneous	474
Total expenses before reductions	440,211
Expense reductions	(1,646)	438,565
Net investment income (loss)		(191,146)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,664,095
Foreign currency transactions	(11,279)
Total net realized gain (loss)		5,652,816
Change in net unrealized appreciation (depreciation) on: Investment securities	3,865,599
Assets and liabilities in foreign currencies	586
Total change in net unrealized appreciation (depreciation)		3,866,185
Net gain (loss)		9,519,001
Net increase (decrease) in net assets resulting from operations		$ 9,327,855
Other Information
Sales charges paid to FDC		$ 28,783
Deferred sales charges withheld by FDC		$ 195
Exchange fees withheld by FSC		$ 818

See accompanying notes which are an integral part of the financial statements.

Annual Report

Automotive Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (191,146)	$ (175,451)
Net realized gain (loss)	5,652,816	(2,887,660)
Change in net unrealized appreciation (depreciation)	3,866,185	(4,714,469)
Net increase (decrease) in net assets resulting from operations	9,327,855	(7,777,580)
Share transactions Net proceeds from sales of shares	37,276,160	75,730,395
Cost of shares redeemed	(40,423,660)	(80,473,103)
Net increase (decrease) in net assets resulting from share transactions	(3,147,500)	(4,742,708)
Redemption fees	16,499	73,960
Total increase (decrease) in net assets	6,196,854	(12,446,328)

Net Assets
Beginning of period	15,241,361	27,687,689
End of period	$ 21,438,215	$ 15,241,361
Other Information Shares
Sold	1,322,632	2,822,555
Redeemed	(1,376,802)	(3,173,424)
Net increase (decrease)	(54,170)	(350,869)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.27	$ 25.93	$ 20.80	$ 19.23	$ 23.28
Income from Investment Operations
Net investment income (loss) C	(.22)	(.13)	(.05)	(.14)	(.12)
Net realized and unrealized gain (loss)	11.29	(4.59)	5.10	1.65	(4.01)
Total from investment operations	11.07	(4.72)	5.05	1.51	(4.13)
Redemption fees added to paid in capital C	.02	.06	.08	.06	.08
Net asset value, end of period	$ 32.36	$ 21.27	$ 25.93	$ 20.80	$ 19.23
Total Return A,B	52.14%	(17.97)%	24.66%	8.16%	(17.40)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.78%	1.71%	1.90%	2.44%	1.94%
Expenses net of voluntary waivers, if any	1.78%	1.71%	1.90%	2.44%	1.94%
Expenses net of all reductions	1.77%	1.68%	1.87%	2.43%	1.91%
Net investment income (loss)	(.77)%	(.52)%	(.20)%	(.65)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,438	$ 15,241	$ 27,688	$ 11,080	$ 10,561
Portfolio turnover rate	125%	217%	180%	166%	29%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Chemicals Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Chemicals	41.73%	12.01%	9.99%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Chemicals Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Chemicals Portfolio

Management's Discussion of Fund Performance

Comments from John Roth, Portfolio Manager of Fidelity® Select Chemicals Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12-month period that ended February 29, 2004, the fund returned 41.73%, underperforming the Goldman Sachs® Cyclical Industries Index, which rose 45.70%, but topping the S&P 500®. In addition to chemicals, the Goldman Sachs index held other types of cyclical stocks with better fundamentals and valuations, and they recovered more than the fund's holdings. The fund focused on commodity chemical producers and specialty chemical and industrial gas companies that were able to raise their prices. Dow Chemical, the fund's second-largest holding as of period end, was the top absolute contributor to performance, as it improved its competitive position by diversifying into low-cost regions and rapidly expanding markets. Industrial gas producer Praxair delivered strong earnings growth, reduced its costs and increased returns on invested capital, which resulted in a higher stock price. Turning to detractors, Solutia struggled with litigation over PCB contamination, and a combination of pension, environmental and other liabilities resulting from its split from Monsanto ultimately forced the company to seek protection under Chapter 11. Cabot Microelectronics, a maker of chemicals and materials used in the manufacturing of semiconductors, came under competitive pressure, which threatened its market-leadership position and hurt its stock price.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Chemicals Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Lyondell Chemical Co.	9.1
Dow Chemical Co.	8.2
Millennium Chemicals, Inc.	7.7
3M Co.	6.5
Praxair, Inc.	6.4
Eastman Chemical Co.	5.9
Olin Corp.	4.6
Cytec Industries, Inc.	4.2
FMC Corp.	3.7
Airgas, Inc.	3.3
59.6
Top Industries as of February 29, 2004
% of fund's net assets
Chemicals	82.6%
Industrial Conglomerates	6.5%
Oil & Gas	2.7%
Leisure Equipment & Products	2.5%
Semiconductors & Semiconductor Equipment	1.3%
All Others*	4.4%

* Includes short-term investments and net other assets.

Annual Report

Chemicals Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.3%
Hexcel Corp. (a)	21,300	$ 160,815
CHEMICALS - 82.6%
Airgas, Inc.	79,200	1,643,400
Albemarle Corp.	17,000	480,250
Arch Chemicals, Inc.	26,250	719,513
BASF AG sponsored ADR	19,700	1,053,162
Celanese AG	17,200	691,440
Crompton Corp.	26,500	197,690
Cytec Industries, Inc.	60,300	2,097,837
Dow Chemical Co.	94,800	4,120,956
Eastman Chemical Co.	70,300	2,977,205
Ferro Corp.	47,400	1,232,400
FMC Corp. (a)	49,300	1,848,750
Georgia Gulf Corp.	37,612	1,023,423
Hercules, Inc. (a)	98,500	1,172,150
IMC Global, Inc.	130,400	1,473,520
LG Petrochemical Co. Ltd.	22,670	561,700
Lyondell Chemical Co.	259,400	4,619,913
Millennium Chemicals, Inc.	289,114	3,865,454
Monsanto Co.	32,000	1,057,280
NOVA Chemicals Corp.	21,100	580,173
Olin Corp.	128,052	2,325,424
PolyOne Corp. (a)	114,600	658,950
PPG Industries, Inc.	6,100	358,009
Praxair, Inc.	88,660	3,220,131
Sinopec Beijing Yanhua Petrochemical Co. Ltd. (H Shares) (a)	1,206,000	503,520
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	26,300	1,196,650
Solutia, Inc. (a)	103,600	57,498
Spartech Corp.	22,200	524,586
Syngenta AG sponsored ADR	89,500	1,253,000
Valspar Corp.	3,600	179,532
TOTAL CHEMICALS		41,693,516
COMPUTERS & PERIPHERALS - 0.4%
Applied Films Corp. (a)	5,400	188,028
CONTAINERS & PACKAGING - 0.5%
Applied Extrusion Technologies, Inc. (a)	85,946	274,168
FOOD PRODUCTS - 1.0%
Delta & Pine Land Co.	19,500	497,250
INDUSTRIAL CONGLOMERATES - 6.5%
3M Co.	42,100	3,284,642
LEISURE EQUIPMENT & PRODUCTS - 2.5%
SCP Pool Corp. (a)	34,500	1,250,625
METALS & MINING - 0.9%
Nucor Corp.	7,400	465,460

	Shares	Value (Note 1)
OIL & GAS - 2.7%
China Petroleum & Chemical Corp. sponsored ADR	26,000	$ 1,080,820
EnCana Corp.	6,300	272,861
TOTAL OIL & GAS		1,353,681
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
Cabot Microelectronics Corp. (a)	15,000	668,250
TOTAL COMMON STOCKS (Cost $40,788,980)		49,836,435
Money Market Funds - 16.8%

Fidelity Cash Central Fund, 1.08% (b)	1,095,528	1,095,528
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	7,418,400	7,418,400
TOTAL MONEY MARKET FUNDS (Cost $8,513,928)		8,513,928
TOTAL INVESTMENT PORTFOLIO - 115.5% (Cost $49,302,908)	58,350,363
NET OTHER ASSETS - (15.5)%	(7,848,211)
NET ASSETS - 100%	$ 50,502,152
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $52,242,806 and $42,158,893, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,377 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
China	5.5%
Germany	3.5%
Switzerland	2.5%
Canada	1.7%
Korea (South)	1.1%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $889,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $7,314,068) (cost $49,302,908) - See accompanying schedule		$ 58,350,363
Receivable for fund shares sold		179,596
Dividends receivable		132,906
Interest receivable		624
Prepaid expenses		168
Other affiliated receivables		2
Other receivables		14,921
Total assets		58,678,580

Liabilities
Payable for investments purchased	$ 260,598
Payable for fund shares redeemed	426,673
Accrued management fee	24,218
Other affiliated payables	18,548
Other payables and accrued expenses	27,991
Collateral on securities loaned, at value	7,418,400
Total liabilities		8,176,428

Net Assets		$ 50,502,152
Net Assets consist of:
Paid in capital		$ 42,726,157
Undistributed net investment income		22,461
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,294,203)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,047,737
Net Assets, for 975,896 shares outstanding		$ 50,502,152
Net Asset Value, offering price and redemption price per share ($50,502,152 ÷ 975,896 shares)		$ 51.75

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 972,602
Interest		14,969
Security lending		7,351
Total income		994,922

Expenses
Management fee	$ 235,571
Transfer agent fees	228,656
Accounting and security lending fees	55,752
Non-interested trustees' compensation	247
Custodian fees and expenses	13,298
Registration fees	20,715
Audit	43,894
Legal	151
Miscellaneous	740
Total expenses before reductions	599,024
Expense reductions	(19,508)	579,516
Net investment income (loss)		415,406
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,847,043
Foreign currency transactions	(3,899)
Total net realized gain (loss)		2,843,144
Change in net unrealized appreciation (depreciation) on: Investment securities	10,067,222
Assets and liabilities in foreign currencies	282
Total change in net unrealized appreciation (depreciation)		10,067,504
Net gain (loss)		12,910,648
Net increase (decrease) in net assets resulting from operations		$ 13,326,054
Other Information
Sales charges paid to FDC		$ 15,045
Deferred sales charges withheld by FDC		$ 2,221
Exchange fees withheld by FSC		$ 2,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Chemicals Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 415,406	$ 371,037
Net realized gain (loss)	2,843,144	(3,970,601)
Change in net unrealized appreciation (depreciation)	10,067,504	(3,855,915)
Net increase (decrease) in net assets resulting from operations	13,326,054	(7,455,479)
Distributions to shareholders from net investment income	(419,485)	(333,224)
Distributions to shareholders from net realized gain	-	(142,642)
Total distributions	(419,485)	(475,866)
Share transactions Net proceeds from sales of shares	65,448,375	50,357,991
Reinvestment of distributions	370,076	449,013
Cost of shares redeemed	(56,611,222)	(56,356,209)
Net increase (decrease) in net assets resulting from share transactions	9,207,229	(5,549,205)
Redemption fees	49,422	58,409
Total increase (decrease) in net assets	22,163,220	(13,422,141)
Net Assets
Beginning of period	28,338,932	41,761,073
End of period (including undistributed net investment income of $22,461 and undistributed net investment income of $30,439, respectively)	$ 50,502,152	$ 28,338,932
Other Information Shares
Sold	1,429,710	1,153,025
Issued in reinvestment of distributions	7,579	11,149
Redeemed	(1,231,678)	(1,363,120)
Net increase (decrease)	205,611	(198,946)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 36.79	$ 43.09	$ 39.95	$ 33.79	$ 31.10
Income from Investment Operations
Net investment income (loss)C	.46	.38	.32	.33	.15
Net realized and unrealized gain (loss)	14.82	(6.21)	2.98	5.95	3.22
Total from investment operations	15.28	(5.83)	3.30	6.28	3.37
Distributions from net investment income	(.37)	(.39)	(.32)	(.26)	(.09)
Distributions from net realized gain	-	(.14)	-	-	(.73)
Total distributions	(.37)	(.53)	(.32)	(.26)	(.82)
Redemption fees added to paid in capitalC	.05	.06	.16	.14	.14
Net asset value, end of period	$ 51.75	$ 36.79	$ 43.09	$ 39.95	$ 33.79
Total ReturnA,B	41.73%	(13.49)%	8.68%	19.09%	11.10%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.48%	1.54%	1.34%	1.61%	1.64%
Expenses net of voluntary waivers, if any	1.48%	1.54%	1.34%	1.61%	1.64%
Expenses net of all reductions	1.43%	1.50%	1.23%	1.55%	1.63%
Net investment income (loss)	1.03%	.91%	.79%	.91%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,502	$ 28,339	$ 41,761	$ 54,421	$ 26,307
Portfolio turnover rate	107%	114%	221%	187%	132%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BTotal returns do not include the effect of the former sales charges. CCalculated based on average shares outstanding during the period. DExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. EFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Construction and Housing Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Construction and Housing	59.82%	11.79%	11.69%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Construction and Housing Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Construction and Housing Portfolio

Management's Discussion of Fund Performance

Comments from Robert Bao, Portfolio Manager of Fidelity® Select Construction and Housing Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months that ended on February 29, 2004, Fidelity Select Construction and Housing Portfolio posted a healthy 59.82% return, topping the 45.70% gain of the Goldman Sachs® Cyclical Industries Index and outperforming the S&P 500®. Most of the fund's robust performance came from its overweighting in the homebuilders segment, which benefited from continuing strong demand for housing. In fact, five of the top eight contributors to absolute performance were stocks from the large homebuilders group, including D.R. Horton, Toll Brothers, Lennar, Centex and Pulte Homes. Techtronic Industries, a Hong Kong-based maker of power tools, was the fund's top performer versus the Goldman Sachs benchmark, surging forward on its inherent labor cost advantages and its exclusive marketing arrangements with a large U.S. do-it-yourself chain. The biggest detractor from overall fund performance was Maytag, the major appliance maker, whose Hoover brand vacuum cleaners came under heavy pressure from lower-cost Asian imports, slowing revenues from this important part of Maytag's business. AK Steel performed poorly because of operational missteps as well as a loss of investor confidence over an ill-conceived acquisition attempt.

Note to shareholders: Ramona Persaud became Portfolio Manager of Fidelity Select Construction and Housing Portfolio on April 1, 2004.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Construction and Housing Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Pulte Homes, Inc.	4.2
D.R. Horton, Inc.	4.0
Techtronic Industries Co.	4.0
Toll Brothers, Inc.	3.9
Home Depot, Inc.	3.9
Masco Corp.	3.9
Lennar Corp. Class A	3.8
Countrywide Financial Corp.	3.7
Lowe's Companies, Inc.	3.6
Danaher Corp.	3.5
38.5
Top Industries as of February 29, 2004
% of fund's net assets
Household Durables	44.8%
Machinery	14.7%
Specialty Retail	9.9%
Building Products	8.0%
Construction & Engineering	4.9%
All Others*	17.7%

* Includes short-term investments and net other assets.

Annual Report

Construction and Housing Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 8.0%
Griffon Corp. (a)	20,000	$ 449,600
Lennox International, Inc.	17,000	316,370
Masco Corp.	134,300	3,765,772
NCI Building Systems, Inc. (a)	9,200	223,192
Simpson Manufacturing Co. Ltd.	14,400	679,824
Trex Co., Inc. (a)	40,800	1,433,304
York International Corp.	25,400	948,182
TOTAL BUILDING PRODUCTS		7,816,244
CHEMICALS - 2.6%
PPG Industries, Inc.	42,900	2,517,801
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Herman Miller, Inc.	34,500	967,380
HON Industries, Inc.	30,000	1,133,100
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,100,480
CONSTRUCTION & ENGINEERING - 4.9%
Dycom Industries, Inc. (a)	24,200	627,264
EMCOR Group, Inc. (a)	36,900	1,381,905
Fluor Corp.	27,200	1,121,456
Granite Construction, Inc.	19,100	463,175
Jacobs Engineering Group, Inc. (a)	18,800	829,644
MasTec, Inc. (a)	16,200	196,344
URS Corp. (a)	5,900	180,540
TOTAL CONSTRUCTION & ENGINEERING		4,800,328
CONSTRUCTION MATERIALS - 4.0%
Eagle Materials, Inc.	21,877	1,276,523
Eagle Materials, Inc. Class B	5,305	298,406
Florida Rock Industries, Inc.	6,450	283,155
Martin Marietta Materials, Inc.	12,800	628,352
Vulcan Materials Co.	28,600	1,352,780
TOTAL CONSTRUCTION MATERIALS		3,839,216
ELECTRICAL EQUIPMENT - 1.1%
A.O. Smith Corp.	34,900	1,085,390
HOUSEHOLD DURABLES - 44.8%
Applica, Inc.	90,400	899,480
Beazer Homes USA, Inc.	5,792	619,165
Black & Decker Corp.	20,850	1,074,609
Cavco Industries, Inc. (a)	1,320	50,160
Centex Corp.	31,000	3,310,800
D.R. Horton, Inc.	122,874	3,906,164

	Shares	Value (Note 1)
Electrolux AB sponsored ADR	35,100	$ 1,484,028
Fortune Brands, Inc.	37,500	2,680,500
Hovnanian Enterprises, Inc. Class A (a)	9,900	798,831
KB Home	38,200	2,763,770
Leggett & Platt, Inc.	111,600	2,730,852
Lennar Corp.:
Class A	75,400	3,728,530
Class B	6,000	282,180
Mohawk Industries, Inc. (a)	35,571	2,963,064
NVR, Inc. (a)	2,000	925,000
Pulte Homes, Inc.	76,700	4,046,692
Ryland Group, Inc.	17,100	1,465,812
Southern Energy Homes, Inc. (a)	100,000	310,000
Standard Pacific Corp.	15,000	784,650
Techtronic Industries Co.	1,164,000	3,857,969
The Stanley Works	27,900	1,080,567
Toll Brothers, Inc. (a)	87,200	3,828,080
TOTAL HOUSEHOLD DURABLES		43,590,903
MACHINERY - 14.7%
Astec Industries, Inc. (a)	23,200	308,096
Caterpillar, Inc.	43,400	3,287,550
Crane Co.	25,000	803,500
Cummins, Inc.	62,300	3,077,620
Danaher Corp.	37,900	3,396,977
Mueller Industries, Inc. (a)	11,900	383,656
Navistar International Corp. (a)	64,800	3,019,680
TOTAL MACHINERY		14,277,079
PAPER & FOREST PRODUCTS - 1.3%
Louisiana-Pacific Corp.	51,000	1,261,230
REAL ESTATE - 1.6%
LNR Property Corp.	6,000	316,200
The St. Joe Co.	29,800	1,221,204
TOTAL REAL ESTATE		1,537,404
SPECIALTY RETAIL - 9.9%
Home Depot, Inc.	103,850	3,770,794
Lowe's Companies, Inc.	63,800	3,572,800
Sherwin-Williams Co.	66,400	2,324,000
TOTAL SPECIALTY RETAIL		9,667,594
THRIFTS & MORTGAGE FINANCE - 4.0%
Countrywide Financial Corp.	39,086	3,581,450
Doral Financial Corp.	10,350	353,142
TOTAL THRIFTS & MORTGAGE FINANCE		3,934,592
TOTAL COMMON STOCKS (Cost $76,868,837)		96,428,261
Money Market Funds - 4.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	491,395	$ 491,395
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	3,889,813	3,889,813
TOTAL MONEY MARKET FUNDS (Cost $4,381,208)		4,381,208
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $81,250,045)	100,809,469
NET OTHER ASSETS - (3.6)%	(3,471,832)
NET ASSETS - 100%	$ 97,337,637
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $70,230,910 and $50,877,553, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,037 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $3,117,000. The weighted average interest rate was 1.11%. Interest expense includes $192 paid under the interfund lending program. At period end there were no interfund loans outstanding.

Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $2,710,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $3,770,605) (cost $81,250,045) - See accompanying schedule		$ 100,809,469
Receivable for fund shares sold		791,843
Dividends receivable		90,618
Interest receivable		557
Prepaid expenses		365
Other receivables		11,772
Total assets		101,704,624

Liabilities
Payable for fund shares redeemed	$ 368,548
Accrued management fee	46,280
Other affiliated payables	35,717
Other payables and accrued expenses	26,629
Collateral on securities loaned, at value	3,889,813
Total liabilities		4,366,987

Net Assets		$ 97,337,637
Net Assets consist of:
Paid in capital		$ 80,553,106
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,774,893)
Net unrealized appreciation (depreciation) on investments		19,559,424
Net Assets, for 2,701,060 shares outstanding		$ 97,337,637
Net Asset Value, offering price and redemption price per share ($97,337,637 ÷ 2,701,060 shares)		$ 36.04

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 716,881
Special Dividends		121,800
Interest		56,795
Security lending		5,430
Total income		900,906

Expenses
Management fee	$ 439,089
Transfer agent fees	448,713
Accounting and security lending fees	62,117
Non-interested trustees' compensation	387
Custodian fees and expenses	9,525
Registration fees	25,273
Audit	44,035
Legal	292
Interest	192
Miscellaneous	1,110
Total expenses before reductions	1,030,733
Expense reductions	(15,800)	1,014,933
Net investment income (loss)		(114,027)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,524,932
Foreign currency transactions	2,445
Total net realized gain (loss)		9,527,377
Change in net unrealized appreciation (depreciation) on investment securities		21,450,127
Net gain (loss)		30,977,504
Net increase (decrease) in net assets resulting from operations		$ 30,863,477
Other Information
Sales charges paid to FDC		$ 67,175
Deferred sales charges withheld by FDC		$ 684
Exchange fees withheld by FSC		$ 3,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Construction and Housing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (114,027)	$ (292,229)
Net realized gain (loss)	9,527,377	(7,946,294)
Change in net unrealized appreciation (depreciation)	21,450,127	(14,375,423)
Net increase (decrease) in net assets resulting from operations	30,863,477	(22,613,946)
Share transactions Net proceeds from sales of shares	119,952,507	123,203,252
Cost of shares redeemed	(100,609,332)	(137,181,423)
Net increase (decrease) in net assets resulting from share transactions	19,343,175	(13,978,171)
Redemption fees	47,699	139,555
Total increase (decrease) in net assets	50,254,351	(36,452,562)

Net Assets
Beginning of period	47,083,286	83,535,848
End of period	$ 97,337,637	$ 47,083,286
Other Information Shares
Sold	3,784,882	4,339,869
Redeemed	(3,171,598)	(5,192,395)
Net increase (decrease)	613,284	(852,526)

Financial Highlights

Years ended February 28,	2004F	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.55	$ 28.41	$ 22.22	$ 17.44	$ 25.02
Income from Investment Operations
Net investment income (loss)C	(.05)D	(.10)	(.04)	(.01)	(.13)
Net realized and unrealized gain (loss)	13.52	(5.81)	6.34	5.20	(4.11)
Total from investment operations	13.47	(5.91)	6.30	5.19	(4.24)
Distributions from net realized gain	-	-	(.17)	(.41)	(3.42)
Distributions in excess of net realized gain	-	-	-	(.10)	-
Total distributions	-	-	(.17)	(.51)	(3.42)
Redemption fees added to paid in capitalC	.02	.05	.06	.10	.08
Net asset value, end of period	$ 36.04	$ 22.55	$ 28.41	$ 22.22	$ 17.44
Total ReturnA,B	59.82%	(20.63)%	28.87%	30.67%	(18.28)%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.37%	1.44%	1.45%	2.33%	2.42%
Expenses net of voluntary waivers, if any	1.37%	1.44%	1.45%	2.33%	2.42%
Expenses net of all reductions	1.35%	1.41%	1.44%	2.32%	2.34%
Net investment income (loss)	(.15)%	(.37)%	(.15)%	(.06)%	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,338	$ 47,083	$ 83,536	$ 20,390	$ 7,925
Portfolio turnover rate	71%	133%	111%	135%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $.05 per share. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Cyclical Industries Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Life of fundA
Select Cyclical Industries	49.87%	8.04%	8.41%

A From March 3, 1997

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Select Cyclical Industries Portfolio on March 3, 1997, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Cyclical Industries Portfolio

Management's Discussion of Fund Performance

Comments from Matthew Fruhan, Portfolio Manager of Fidelity® Select Cyclical Industries Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months that ended February 29, 2004, Fidelity Select Cyclical Industries Portfolio had a total return of 49.87%, beating both the Goldman Sachs® Cyclical Industries Index, which returned 45.70%, and the S&P 500®. The fund was positioned aggressively throughout the period, as I believed that cyclical stocks had a good opportunity to outperform the overall market early in the economic recovery, just as they had in the rebounds of the 1980s and 1990s. I emphasized companies with the highest operating and financial leverage in industries that typically demonstrate the first signs of a recovery in earnings. I also looked for companies where customer demand was closer to a trough than a peak, such as the machinery and commodity industries. Stocks that contributed to performance included Tyco International, a conglomerate whose stock had fallen to depressed levels amid controversies surrounding its former management; Lennar, a major home builder that continued to gain market share; and heavy construction equipment manufacturers Terex and Manitowoc. Disappointments included Solutia, a chemical company that filed for bankruptcy because of legal problems associated with environmental issues, and regional discount airline JetBlue, which fell after a period of rapid growth because of concerns about increased competition from major airlines.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Cyclical Industries Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
General Electric Co.	9.1
Tyco International Ltd.	6.7
Honeywell International, Inc.	5.0
Boeing Co.	3.8
Dow Chemical Co.	3.5
3M Co.	3.5
United Technologies Corp.	2.1
Lockheed Martin Corp.	2.0
Manitowoc Co., Inc.	2.0
Millennium Chemicals, Inc.	1.9
39.6
Top Industries as of February 29, 2004
% of fund's net assets
Aerospace & Defense	20.9%
Industrial Conglomerates	19.7%
Machinery	13.7%
Chemicals	12.8%
Road & Rail	3.6%
All Others*	29.3%

* Includes short-term investments and net other assets.

Annual Report

Cyclical Industries Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 20.9%
BE Aerospace, Inc. (a)	16,500	$ 107,910
Boeing Co.	32,640	1,415,597
Bombardier, Inc. Class B (sub. vtg.)	75,100	364,970
EADS NV	8,500	197,644
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	14,300	431,717
Goodrich Corp.	9,700	286,053
Honeywell International, Inc.	52,400	1,836,620
Lockheed Martin Corp.	15,890	735,389
Northrop Grumman Corp.	6,054	612,120
Precision Castparts Corp.	6,200	279,930
Raytheon Co.	2,300	69,920
United Defense Industries, Inc. (a)	18,600	570,090
United Technologies Corp.	8,621	794,080
TOTAL AEROSPACE & DEFENSE		7,702,040
AIR FREIGHT & LOGISTICS - 2.3%
C.H. Robinson Worldwide, Inc.	1,550	61,396
CNF, Inc.	7,800	259,350
FedEx Corp.	5,000	343,400
Ryder System, Inc.	1,200	44,208
UTI Worldwide, Inc.	2,580	116,539
TOTAL AIR FREIGHT & LOGISTICS		824,893
AIRLINES - 1.3%
Alaska Air Group, Inc. (a)	2,800	72,072
AMR Corp. (a)	1,000	15,200
Continental Airlines, Inc. Class B (a)	25,700	376,505
Frontier Airlines, Inc. (a)	80	812
TOTAL AIRLINES		464,589
AUTO COMPONENTS - 2.3%
American Axle & Manufacturing Holdings, Inc. (a)	3,680	139,877
BorgWarner, Inc.	800	72,160
Delphi Corp.	10,000	102,000
Dura Automotive Systems, Inc. Class A (a)	2,900	37,120
Gentex Corp.	2,800	114,128
Goodyear Tire & Rubber Co. (a)	11,400	95,988
Johnson Controls, Inc.	1,300	75,816
Lear Corp.	2,000	123,260
TRW Automotive Holdings Corp. (a)	1,100	27,500
Visteon Corp.	4,700	47,470
TOTAL AUTO COMPONENTS		835,319
AUTOMOBILES - 1.1%
Ford Motor Co.	30,000	412,500

	Shares	Value (Note 1)
BUILDING PRODUCTS - 1.7%
American Standard Companies, Inc. (a)	2,570	$ 280,027
Masco Corp.	8,510	238,620
Trex Co., Inc. (a)	3,200	112,416
TOTAL BUILDING PRODUCTS		631,063
CHEMICALS - 12.8%
Airgas, Inc.	6,500	134,875
Arch Chemicals, Inc.	1,070	29,329
Dow Chemical Co.	29,800	1,295,406
E.I. du Pont de Nemours & Co.	13,600	613,224
Eastman Chemical Co.	2,960	125,356
Ferro Corp.	3,890	101,140
Georgia Gulf Corp.	3,470	94,419
Hercules, Inc. (a)	5,000	59,500
Lyondell Chemical Co.	38,460	684,973
Millennium Chemicals, Inc.	51,590	689,758
Minerals Technologies, Inc.	400	21,772
Olin Corp.	23,000	417,680
PolyOne Corp. (a)	30,310	174,283
PPG Industries, Inc.	4,700	275,843
TOTAL CHEMICALS		4,717,558
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Allied Waste Industries, Inc. (a)	4,600	58,098
Herman Miller, Inc.	16,100	451,444
HON Industries, Inc.	1,400	52,878
IKON Office Solutions, Inc.	6,800	79,900
Republic Services, Inc.	9,570	251,117
Waste Connections, Inc. (a)	3,000	113,040
Waste Management, Inc.	2,500	71,250
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,077,727
CONSTRUCTION & ENGINEERING - 3.1%
Dycom Industries, Inc. (a)	11,500	298,080
EMCOR Group, Inc. (a)	8,000	299,600
Granite Construction, Inc.	8,200	198,850
Jacobs Engineering Group, Inc. (a)	1,210	53,397
URS Corp. (a)	8,900	272,340
TOTAL CONSTRUCTION & ENGINEERING		1,122,267
CONSTRUCTION MATERIALS - 0.9%
Martin Marietta Materials, Inc.	1,070	52,526
Texas Industries, Inc.	6,400	227,968
Vulcan Materials Co.	900	42,570
TOTAL CONSTRUCTION MATERIALS		323,064
Common Stocks - continued
	Shares	Value (Note 1)
CONTAINERS & PACKAGING - 0.7%
Owens-Illinois, Inc. (a)	820	$ 10,972
Pactiv Corp. (a)	11,890	255,516
TOTAL CONTAINERS & PACKAGING		266,488
DIVERSIFIED FINANCIAL SERVICES - 0.1%
GATX Corp.	2,200	51,744
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
SBC Communications, Inc.	3,900	93,639
ELECTRICAL EQUIPMENT - 1.0%
A.O. Smith Corp.	7,200	223,920
Baldor Electric Co.	900	20,925
Cooper Industries Ltd. Class A	1,100	58,201
Roper Industries, Inc.	1,280	62,144
TOTAL ELECTRICAL EQUIPMENT		365,190
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Cognex Corp.	2,400	79,824
Mettler-Toledo International, Inc. (a)	1,100	48,400
Molex, Inc.	1,900	60,192
Tech Data Corp. (a)	1,200	48,564
Thermo Electron Corp. (a)	2,830	79,438
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		316,418
ENERGY EQUIPMENT & SERVICES - 0.2%
Cooper Cameron Corp. (a)	1,800	79,596
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Millipore Corp. (a)	1,260	65,961
HOUSEHOLD DURABLES - 2.0%
Beazer Homes USA, Inc.	200	21,380
Black & Decker Corp.	1,200	61,848
D.R. Horton, Inc.	7,200	228,888
KB Home	800	57,880
Leggett & Platt, Inc.	4,300	105,221
Lennar Corp.:
Class A	2,800	138,460
Class B	600	28,218
Ryland Group, Inc.	1,160	99,435
TOTAL HOUSEHOLD DURABLES		741,330
INDUSTRIAL CONGLOMERATES - 19.7%
3M Co.	16,460	1,284,209
Carlisle Companies, Inc.	600	34,170
General Electric Co.	103,060	3,351,509
Teleflex, Inc.	800	41,256
Textron, Inc.	1,300	71,942
Tyco International Ltd.	86,830	2,480,733
TOTAL INDUSTRIAL CONGLOMERATES		7,263,819

	Shares	Value (Note 1)
MACHINERY - 13.7%
AGCO Corp. (a)	28,710	$ 535,442
Astec Industries, Inc. (a)	18,400	244,352
Caterpillar, Inc.	6,500	492,375
Cummins, Inc.	2,500	123,500
Dover Corp.	4,200	164,598
IDEX Corp.	860	36,636
Ingersoll-Rand Co. Ltd. Class A	7,270	483,310
ITT Industries, Inc.	9,000	679,500
Kennametal, Inc.	833	36,161
Manitowoc Co., Inc.	23,600	731,600
Navistar International Corp. (a)	2,570	119,762
Oshkosh Truck Co.	460	27,071
PACCAR, Inc.	1,342	74,360
Parker Hannifin Corp.	2,100	117,957
Pentair, Inc.	8,280	447,203
Terex Corp. (a)	5,400	189,162
Timken Co.	18,600	408,828
Toro Co.	1,000	55,050
Wabash National Corp. (a)	800	22,760
Watts Water Technologies, Inc. Class A	2,400	55,536
TOTAL MACHINERY		5,045,163
METALS & MINING - 0.9%
AK Steel Holding Corp. (a)	5,000	24,300
Companhia Vale do Rio Doce sponsored ADR	1,400	81,060
Nucor Corp.	3,650	229,585
TOTAL METALS & MINING		334,945
OFFICE ELECTRONICS - 0.2%
Xerox Corp. (a)	6,100	86,254
OIL & GAS - 0.1%
Overseas Shipholding Group, Inc.	900	32,310
PAPER & FOREST PRODUCTS - 0.3%
Bowater, Inc.	2,300	105,570
ROAD & RAIL - 3.6%
Boyd Brothers Transportation, Inc. (a)	13,400	91,388
Canadian National Railway Co.	8,010	315,914
CSX Corp.	9,970	314,354
Marten Transport Ltd. (a)	600	10,620
Norfolk Southern Corp.	5,020	111,243
P.A.M. Transportation Services, Inc. (a)	1,610	28,320
Quality Distribution, Inc.	3,400	47,464
Union Pacific Corp.	5,610	357,020
USF Corp.	1,700	60,095
TOTAL ROAD & RAIL		1,336,418
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Cabot Microelectronics Corp. (a)	1,600	71,280
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - 1.6%
AutoNation, Inc. (a)	5,800	$ 96,744
AutoZone, Inc. (a)	700	62,790
Sonic Automotive, Inc. Class A	9,200	226,320
Toys 'R' Us, Inc. (a)	11,900	186,830
TOTAL SPECIALTY RETAIL		572,684
TRADING COMPANIES & DISTRIBUTORS - 0.3%
W.W. Grainger, Inc.	2,440	115,290
TOTAL COMMON STOCKS (Cost $29,566,310)		35,055,119
Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.08% (b) (Cost $1,303,018)	1,303,018	1,303,018
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $30,869,328)	36,358,137
NET OTHER ASSETS - 1.2%	439,005
NET ASSETS - 100%	$ 36,797,142
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $53,588,802 and $43,541,600, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,751 for the period.
Income Tax Information
The fund hereby designates approximately $509,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Cyclical Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (cost $30,869,328) - See accompanying schedule		$ 36,358,137
Receivable for investments sold		784,918
Receivable for fund shares sold		90,550
Dividends receivable		90,606
Interest receivable		877
Prepaid expenses		111
Other affiliated receivables		4
Other receivables		5,316
Total assets		37,330,519

Liabilities
Payable for investments purchased	$ 277,144
Payable for fund shares redeemed	193,390
Accrued management fee	18,120
Other affiliated payables	14,135
Other payables and accrued expenses	30,588
Total liabilities		533,377

Net Assets		$ 36,797,142
Net Assets consist of:
Paid in capital		$ 31,318,407
Undistributed net investment income		1,686
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,144)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,489,193
Net Assets, for 2,268,138 shares outstanding		$ 36,797,142
Net Asset Value, offering price and redemption price per share ($36,797,142 ÷ 2,268,138 shares)		$ 16.22

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 456,675
Interest		9,740
Security lending		1,034
Total income		467,449

Expenses
Management fee	$ 159,325
Transfer agent fees	138,685
Accounting and security lending fees	55,457
Non-interested trustees' compensation	113
Custodian fees and expenses	23,199
Registration fees	16,297
Audit	43,835
Legal	85
Miscellaneous	251
Total expenses before reductions	437,247
Expense reductions	(9,227)	428,020
Net investment income (loss)		39,429
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,585,864
Foreign currency transactions	(964)
Total net realized gain (loss)		3,584,900
Change in net unrealized appreciation (depreciation) on: Investment securities	6,617,432
Assets and liabilities in foreign currencies	403
Total change in net unrealized appreciation (depreciation)		6,617,835
Net gain (loss)		10,202,735
Net increase (decrease) in net assets resulting from operations		$ 10,242,164
Other Information
Sales charges paid to FDC		$ 15,842
Deferred sales charges withheld by FDC		$ 75
Exchange fees withheld by FSC		$ 428

See accompanying notes which are an integral part of the financial statements.

Annual Report

Cyclical Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,429	$ (70,880)
Net realized gain (loss)	3,584,900	(2,397,944)
Change in net unrealized appreciation (depreciation)	6,617,835	(2,661,999)
Net increase (decrease) in net assets resulting from operations	10,242,164	(5,130,823)
Distributions to shareholders from net investment income	(21,204)	-
Distributions to shareholders from net realized gain	(636,112)	-
Total distributions	(657,316)	-
Share transactions Net proceeds from sales of shares	39,201,154	15,318,690
Reinvestment of distributions	616,179	-
Cost of shares redeemed	(27,756,739)	(17,769,957)
Net increase (decrease) in net assets resulting from share transactions	12,060,594	(2,451,267)
Redemption fees	19,959	20,066
Total increase (decrease) in net assets	21,665,401	(7,562,024)
Net Assets
Beginning of period	15,131,741	22,693,765
End of period (including undistributed net investment income of $1,686 and undistributed net investment income of $6,396, respectively)	$ 36,797,142	$ 15,131,741
Other Information Shares
Sold	2,718,412	1,155,389
Issued in reinvestment of distributions	39,934	-
Redeemed	(1,860,598)	(1,329,979)
Net increase (decrease)	897,748	(174,590)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 14.69	$ 14.47	$ 11.55	$ 11.39
Income from Investment Operations
Net investment income (loss) C	.02	(.05)	(.04)	(.07)	(.13)
Net realized and unrealized gain (loss)	5.46	(3.61)	.26	3.11	.21
Total from investment operations	5.48	(3.66)	.22	3.04	.08
Distributions from net investment income	(.01)	-	-	-	-
Distributions from net realized gain	(.30)	-	(.01)	(.06)	-
Distributions in excess of net realized gain	-	-	-	(.11)	-
Total distributions	(.31)	-	(.01)	(.17)	-
Redemption fees added to paid in capital C	.01	.01	.01	.05	.08
Net asset value, end of period	$ 16.22	$ 11.04	$ 14.69	$ 14.47	$ 11.55
Total Return A,B	49.87%	(24.85)%	1.59%	26.88%	1.40%
Ratios to Average Net Assets D
Expenses before expense reductions	1.60%	1.94%	1.79%	3.14%	2.93%
Expenses net of voluntary waivers, if any	1.60%	1.94%	1.79%	2.50%	2.50%
Expenses net of all reductions	1.57%	1.91%	1.78%	2.49%	2.49%
Net investment income (loss)	.14%	(.40)%	(.32)%	(.48)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,797	$ 15,132	$ 22,694	$ 8,157	$ 4,112
Portfolio turnover rate	166%	162%	67%	150%	211%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BTotal returns do not include the effect of the former sales charges. CCalculated based on average shares outstanding during the period. DExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. EFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Defense and Aerospace Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Defense and Aerospace	51.71%	11.93%	14.92%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Defense and Aerospace Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Defense and Aerospace Portfolio

Management's Discussion of Fund Performance

Comments from Alex Sacerdote, who managed the Fidelity® Select Defense and Aerospace Portfolio from October 1, 2003, through the end of the period

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the year ending February 29, 2004, the fund gained 51.71%, outpacing the S&P 500® index and the Goldman Sachs® Cyclical Industries Index, which rose 45.70%. While aerospace and defense stocks as a group slightly lagged the cyclical index overall despite gaining nearly 44%, owning more of the right names in each subsector made the difference versus the sector benchmark. The fund's heavy weighting in commercial aerospace helped a lot, as these stocks were highly leveraged to a firming economy, including many that supply and service the aviation industry. Leading the way were companies specializing in aftermarket - or replacement - products, most notably Goodrich and Precision Castparts, both of which benefited strongly from a pickup in order activity. Good stock picking among commercial aircraft makers, including EADS - majority owner of France's Airbus - Brazil's Embraer and U.S.-based Boeing, also boosted returns as investors grew more optimistic about the companies' longer-term earnings prospects. The fund also benefited from having exposure to faster-growing areas within the defense industry, specifically the electronics/communications group - where ViaSat was a standout - and technology consulting, where Veridian - which was acquired by General Dynamics - soared. Conversely, the fund was hurt by overweighting military contractors Lockheed Martin and Northrop Grumman, industry leaders that struggled amid concerns about slower growth in defense spending. Other notable detractors within the industry were Raytheon and Alliant Techsystems.

Note to shareholders: Chris Bartel became Portfolio Manager of Fidelity Select Defense and Aerospace Portfolio on March 1, 2004.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Defense and Aerospace Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
EADS NV	7.9
Goodrich Corp.	7.8
Northrop Grumman Corp.	6.5
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	6.2
Boeing Co.	5.8
Harris Corp.	5.6
Hughes Electronics Corp.	5.0
Honeywell International, Inc.	4.7
Precision Castparts Corp.	4.5
Rockwell Collins, Inc.	4.2
58.2
Top Industries as of February 29, 2004
% of fund's net assets
Aerospace & Defense	75.9%
Media	9.3%
Communications Equipment	9.1%
Electronic Equipment & Instruments	3.0%
IT Services	2.5%
All Others*	0.2%

* Includes short-term investments and net other assets.

Annual Report

Defense and Aerospace Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 75.9%
AAR Corp. (a)	430,900	$ 5,567,228
Alliant Techsystems, Inc. (a)	117,955	6,735,231
BE Aerospace, Inc. (a)	424,000	2,772,960
Boeing Co.	433,300	18,792,221
DRS Technologies, Inc. (a)	129,800	3,914,768
EADS NV	1,095,191	25,465,669
EDO Corp.	32,200	815,304
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	663,700	20,037,103
Engineered Support Systems, Inc.	90,375	4,717,575
GenCorp, Inc.	99,900	1,126,872
General Dynamics Corp.	107,600	9,912,112
Goodrich Corp.	846,750	24,970,658
Honeywell International, Inc.	428,900	15,032,945
L-3 Communications Holdings, Inc.	225,100	12,047,352
Lockheed Martin Corp.	261,000	12,079,080
Mercury Computer Systems, Inc. (a)	86,400	2,529,792
Northrop Grumman Corp.	207,224	20,952,419
Precision Castparts Corp.	318,400	14,375,760
Raytheon Co.	212,652	6,464,621
Rockwell Collins, Inc.	411,700	13,396,718
Triumph Group, Inc. (a)	146,900	4,913,805
United Defense Industries, Inc. (a)	309,700	9,492,305
United Technologies Corp.	90,300	8,317,533
TOTAL AEROSPACE & DEFENSE		244,430,031
COMMUNICATIONS EQUIPMENT - 9.1%
Anaren, Inc. (a)	110,700	1,900,719
Harris Corp.	384,800	18,181,800
REMEC, Inc. (a)	531,650	3,721,550
ViaSat, Inc. (a)	206,600	5,526,550
TOTAL COMMUNICATIONS EQUIPMENT		29,330,619
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.0%
Aeroflex, Inc. (a)	332,900	4,667,258
Trimble Navigation Ltd. (a)	152,300	5,047,222
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		9,714,480
IT SERVICES - 2.5%
ManTech International Corp. Class A (a)	143,600	2,998,368
SRA International, Inc. Class A (a)	127,000	4,889,500
TOTAL IT SERVICES		7,887,868
MEDIA - 9.3%
EchoStar Communications Corp. Class A (a)	96,700	3,492,804

	Shares	Value (Note 1)
Hughes Electronics Corp. (a)	928,011	$ 16,091,711
PanAmSat Corp. (a)	457,500	10,453,875
TOTAL MEDIA		30,038,390
TOTAL COMMON STOCKS (Cost $268,623,979)		321,401,388
Money Market Funds - 3.2%

Fidelity Securities Lending Cash Central Fund, 1.08% (b) (Cost $10,204,803)	10,204,803	10,204,803
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $278,828,782)		331,606,191
NET OTHER ASSETS - (3.0)%		(9,691,037)
NET ASSETS - 100%		$ 321,915,154
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $127,567,108 and $175,710,094, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,915 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.9%
Netherlands	7.9%
Brazil	6.2%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $515,000 all of which will expire on February 28, 2011.
The fund intends to elect to defer to its fiscal year ending February 28, 2005 approximately $3,919,000 of losses recognized during the period November 1, 2003 to February 29, 2004.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $9,941,523) (cost $278,828,782) - See accompanying schedule		$ 331,606,191
Receivable for investments sold		4,537,363
Receivable for fund shares sold		320,263
Dividends receivable		388,990
Interest receivable		2,491
Prepaid expenses		1,280
Other affiliated receivables		112
Other receivables		64,076
Total assets		336,920,766

Liabilities
Payable to custodian bank	$ 2,836,681
Payable for fund shares redeemed	1,661,940
Accrued management fee	159,471
Other affiliated payables	114,140
Other payables and accrued expenses	28,577
Collateral on securities loaned, at value	10,204,803
Total liabilities		15,005,612

Net Assets		$ 321,915,154
Net Assets consist of:
Paid in capital		$ 274,969,758
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,832,013)
Net unrealized appreciation (depreciation) on investments		52,777,409
Net Assets, for 5,845,667 shares outstanding		$ 321,915,154
Net Asset Value, offering price and redemption price per share ($321,915,154 ÷ 5,845,667 shares)		$ 55.07

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 2,805,791
Interest		53,185
Security lending		56,682
Total income		2,915,658

Expenses
Management fee	$ 1,603,226
Transfer agent fees	1,638,100
Accounting and security lending fees	175,751
Non-interested trustees' compensation	1,406
Custodian fees and expenses	17,317
Registration fees	28,766
Audit	44,955
Legal	1,346
Miscellaneous	10,600
Total expenses before reductions	3,521,467
Expense reductions	(92,033)	3,429,434
Net investment income (loss)		(513,776)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	28,394,768
Foreign currency transactions	(17,013)
Total net realized gain (loss)		28,377,755
Change in net unrealized appreciation (depreciation) on investment securities		82,494,151
Net gain (loss)		110,871,906
Net increase (decrease) in net assets resulting from operations		$ 110,358,130
Other Information
Sales charges paid to FDC		$ 179,190
Deferred sales charges withheld by FDC		$ 1,493
Exchange fees withheld by FSC		$ 11,603
See accompanying notes which are an integral part of the financial statements.

Annual Report

Defense and Aerospace Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (513,776)	$ 9,481
Net realized gain (loss)	28,377,755	(30,046,047)
Change in net unrealized appreciation (depreciation)	82,494,151	(66,655,713)
Net increase (decrease) in net assets resulting from operations	110,358,130	(96,692,279)
Distributions to shareholders from net investment income	-	(310,532)
Share transactions Net proceeds from sales of shares	129,945,447	419,033,641
Reinvestment of distributions	-	300,378
Cost of shares redeemed	(182,745,505)	(345,149,163)
Net increase (decrease) in net assets resulting from share transactions	(52,800,058)	74,184,856
Redemption fees	55,969	287,781
Total increase (decrease) in net assets	57,614,041	(22,530,174)

Net Assets
Beginning of period	264,301,113	286,831,287
End of period	$ 321,915,154	$ 264,301,113
Other Information Shares
Sold	2,674,669	9,168,302
Issued in reinvestment of distributions	-	6,191
Redeemed	(4,109,112)	(8,119,537)
Net increase (decrease)	(1,434,443)	1,054,956

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 36.30	$ 46.08	$ 42.83	$ 34.36	$ 33.85
Income from Investment Operations
Net investment income (loss) C	(.09)	- F	.15	.03	(.15)
Net realized and unrealized gain (loss)	18.85	(9.77)	3.59	10.19	1.14
Total from investment operations	18.76	(9.77)	3.74	10.22	.99
Distributions from net investment income	-	(.04)	(.05)	(.02)	-
Distributions from net realized gain	-	-	(.49)	(1.81)	(.59)
Total distributions	-	(.04)	(.54)	(1.83)	(.59)
Redemption fees added to paid in capital C	.01	.03	.05	.08	.11
Net asset value, end of period	$ 55.07	$ 36.30	$ 46.08	$ 42.83	$ 34.36
Total Return A,B	51.71%	(21.16)%	9.09%	30.45%	3.24%
Ratios to Average Net Assets D
Expenses before expense reductions	1.28%	1.25%	1.23%	1.52%	1.61%
Expenses net of voluntary waivers, if any	1.28%	1.25%	1.23%	1.52%	1.61%
Expenses net of all reductions	1.24%	1.21%	1.19%	1.49%	1.59%
Net investment income (loss)	(.19)%	-%	.37%	.08%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 321,915	$ 264,301	$ 286,831	$ 78,270	$ 21,406
Portfolio turnover rate	47%	79%	76%	119%	146%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29. F Amount represents less than $.01 per share.

Cyclicals Sector

See accompanying notes which are an integral part of the financial statements.

Environmental Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Environmental	36.87%	0.82%	1.67%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Environmental Portfolio on February 28, 1994. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index did over the same period.

Annual Report

Environmental Portfolio

Management's Discussion of Fund Performance

Comments from Douglas Simmons, who became Portfolio Manager of Fidelity® Select Environmental Portfolio on February 1, 2004

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, the fund returned 36.87%, trailing the 45.70% gain for the Goldman Sachs® Cyclical Industries Index and the S&P 500® index. Although the fund had a strong absolute return, it underperformed its benchmarks primarily because environmental stocks tend to exhibit more defensive characteristics than stocks in many other cyclical industries. Put another way, the earnings of many environmental businesses tend to be less economically sensitive than other businesses whose profits are more closely tied to the strength of the economy. More specifically, maintaining a higher exposure to strong-performing filtration stocks, such as Donaldson and Millipore, helped boost the fund's performance relative to its sector benchmark. Overweighting several organic food stocks that outperformed the Goldman Sachs index, including Whole Foods Market and United Natural Foods, also made a significant contribution to the fund's relative performance. In terms of disappointments, several environmental holdings had positive returns but failed to keep up with the cyclical index. These included oil disposal services company Newpark Resources, and waste removal companies Republic Services and Waste Connections.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Environmental Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Whole Foods Market, Inc.	8.2
Tetra Tech, Inc.	6.1
Donaldson Co., Inc.	6.0
Republic Services, Inc.	5.8
Millipore Corp.	5.6
Pall Corp.	5.6
Waste Management, Inc.	5.1
Calpine Corp.	5.0
Allied Waste Industries, Inc.	4.8
Newpark Resources, Inc.	4.2
56.4
Top Industries as of February 29, 2004
% of fund's net assets
Commercial Services & Supplies	29.0%
Machinery	22.9%
Food & Staples Retailing	12.6%
Multi-Utilities & Unregulated Power	8.8%
Health Care Equipment & Supplies	5.6%
All Others*	21.1%

* Includes short-term investments and net other assets.

Annual Report

Environmental Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 1.7%
Trex Co., Inc. (a)	6,000	$ 210,780
CHEMICALS - 0.8%
Calgon Carbon Corp.	13,600	96,288
COMMERCIAL SERVICES & SUPPLIES - 29.0%
Allied Waste Industries, Inc. (a)	46,460	586,790
Casella Waste Systems, Inc. Class A (a)	19,200	250,176
Herman Miller, Inc.	1,500	42,060
Ionics, Inc. (a)	6,600	183,480
Republic Services, Inc.	27,000	708,480
Tetra Tech, Inc. (a)	35,200	749,760
Waste Connections, Inc. (a)	10,900	410,712
Waste Management, Inc.	22,093	629,651
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,561,109
ELECTRICAL EQUIPMENT - 0.2%
FuelCell Energy, Inc. (a)	2,000	26,280
ENERGY EQUIPMENT & SERVICES - 4.2%
Newpark Resources, Inc. (a)	101,100	510,555
FOOD & STAPLES RETAILING - 12.6%
United Natural Foods, Inc. (a)	6,800	313,820
Whole Foods Market, Inc.	13,000	1,005,550
Wild Oats Markets, Inc. (a)	18,300	232,410
TOTAL FOOD & STAPLES RETAILING		1,551,780
FOOD PRODUCTS - 1.5%
SunOpta, Inc. (a)	18,600	189,976
HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
Millipore Corp. (a)	13,100	685,785
HOUSEHOLD DURABLES - 0.3%
Leggett & Platt, Inc.	1,600	39,152
MACHINERY - 22.9%
CLARCOR, Inc.	7,900	340,885
CUNO, Inc. (a)	10,100	432,886
Donaldson Co., Inc.	12,900	735,687
ESCO Technologies, Inc. (a)	7,900	357,080
Kadant, Inc. (a)	2,706	56,150
Pall Corp.	26,200	685,654
Zenon Environmental, Inc. (a)	13,000	195,664
TOTAL MACHINERY		2,804,006
MULTI-UTILITIES & UNREGULATED POWER - 8.8%
Calpine Corp. (a)	112,000	617,120
Veolia Environnement sponsored ADR	15,500	461,900
TOTAL MULTI-UTILITIES & UNREGULATED POWER		1,079,020

	Shares	Value (Note 1)
PAPER & FOREST PRODUCTS - 0.4%
International Paper Co.	1,100	$ 48,686
PERSONAL PRODUCTS - 1.9%
NBTY, Inc. (a)	7,000	232,820
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Asyst Technologies, Inc. (a)	20,400	202,572
Mykrolis Corp. (a)	15,000	226,200
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		428,772
SPECIALTY RETAIL - 3.8%
Select Comfort Corp. (a)	17,000	460,190
TOTAL COMMON STOCKS (Cost $11,154,460)		11,925,199
Money Market Funds - 18.6%

Fidelity Cash Central Fund, 1.08% (b)	440,979	440,979
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	1,841,250	1,841,250
TOTAL MONEY MARKET FUNDS (Cost $2,282,229)		2,282,229
TOTAL INVESTMENT PORTFOLIO - 115.8% (Cost $13,436,689)		14,207,428
NET OTHER ASSETS - (15.8)%		(1,938,278)
NET ASSETS - 100%		$ 12,269,150
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $10,569,918 and $12,092,554, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,241 for the period.
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $2,923,000 of which $253,000, $1,937,000 and $733,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Environmental Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004
Assets
Investment in securities, at value (including securities loaned of $1,792,290) (cost $13,436,689) - See accompanying schedule		$ 14,207,428
Receivable for investments sold		412,047
Receivable for fund shares sold		8,866
Dividends receivable		5,891
Interest receivable		304
Prepaid expenses		59
Other receivables		2,671
Total assets		14,637,266
Liabilities
Payable for investments purchased	$ 454,164
Payable for fund shares redeemed	24,276
Accrued management fee	13,114
Other affiliated payables	8,886
Other payables and accrued expenses	26,426
Collateral on securities loaned, at value	1,841,250
Total liabilities		2,368,116

Net Assets		$ 12,269,150
Net Assets consist of:
Paid in capital		$ 14,670,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,171,602)
Net unrealized appreciation (depreciation) on investments		770,739
Net Assets, for 923,470 shares outstanding		$ 12,269,150
Net Asset Value, offering price and redemption price per share ($12,269,150 ÷ 923,470 shares)		$ 13.29

Statement of Operations

	Year ended February 29, 2004
Investment Income
Dividends		$ 38,905
Interest		3,154
Security lending		3,293
Total income		45,352
Expenses
Management fee	$ 69,626
Transfer agent fees	112,989
Accounting and security lending fees	55,608
Non-interested trustees' compensation	60
Custodian fees and expenses	10,668
Registration fees	14,358
Audit	43,773
Legal	216
Miscellaneous	522
Total expenses before reductions	307,820
Expense reductions	(8,051)	299,769
Net investment income (loss)		(254,417)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	544,635
Foreign currency transactions	(1,302)
Total net realized gain (loss)		543,333
Change in net unrealized appreciation (depreciation) on: Investment securities	3,356,141
Assets and liabilities in foreign currencies	(72)
Total change in net unrealized appreciation (depreciation)		3,356,069
Net gain (loss)		3,899,402
Net increase (decrease) in net assets resulting from operations		$ 3,644,985
Other Information
Sales charges paid to FDC		$ 6,981
Deferred sales charges withheld by FDC		$ 1,119
Exchange fees withheld by FSC		$ 428

See accompanying notes which are an integral part of the financial statements.

Annual Report

Environmental Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (254,417)	$ (233,259)
Net realized gain (loss)	543,333	(1,517,230)
Change in net unrealized appreciation (depreciation)	3,356,069	(162,529)
Net increase (decrease) in net assets resulting from operations	3,644,985	(1,913,018)
Share transactions Net proceeds from sales of shares	5,478,846	11,704,469
Cost of shares redeemed	(6,846,116)	(12,288,494)
Net increase (decrease) in net assets resulting from share transactions	(1,367,270)	(584,025)
Redemption fees	4,492	13,282
Total increase (decrease) in net assets	2,282,207	(2,483,761)

Net Assets
Beginning of period	9,986,943	12,470,704
End of period	$ 12,269,150	$ 9,986,943
Other Information Shares
Sold	471,001	1,123,278
Redeemed	(576,560)	(1,170,975)
Net increase (decrease)	(105,559)	(47,697)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 11.58	$ 12.98	$ 9.57	$ 12.77
Income from Investment Operations
Net investment income (loss) C	(.25)	(.20)	(.17)	(.13)	(.21)
Net realized and unrealized gain (loss)	3.83	(1.68)	(1.25)	3.51	(3.03)
Total from investment operations	3.58	(1.88)	(1.42)	3.38	(3.24)
Distributions in excess of net realized gain	-	-	-	-	(.01)
Redemption fees added to paid in capital C	- F	.01	.02	.03	.05
Net asset value, end of period	$ 13.29	$ 9.71	$ 11.58	$ 12.98	$ 9.57
Total ReturnA,B	36.87%	(16.15)%	(10.79)%	35.63%	(25.00)%
Ratios to Average Net Assets D
Expenses before expense reductions	2.57%	2.64%	2.00%	1.92%	2.47%
Expenses net of voluntary waivers, if any	2.50%	2.50%	2.00%	1.92%	2.47%
Expenses net of all reductions	2.50%	2.45%	1.98%	1.88%	2.39%
Net investment income (loss)	(2.12)%	(1.92)%	(1.32)%	(1.17)%	(1.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,269	$ 9,987	$ 12,471	$ 24,668	$ 17,553
Portfolio turnover rate	90%	67%	109%	168%	206%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Equipment Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Industrial Equipment	53.75%	4.52%	9.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Industrial Equipment Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Industrial Equipment Portfolio

Management's Discussion of Fund Performance

Comments from Chris Bartel, Portfolio Manager of Fidelity® Select Industrial Equipment Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the year ending February 29, 2004, the fund rose 53.75%, topping the Goldman Sachs® Cyclical Industries Index, which rose 45.70%, and the S&P 500®. Cyclical stocks enjoyed a sustained rally during the past year as the economy shifted into high gear. Industrial equipment issues showed particularly strong gains, outpacing the Goldman Sachs index and the broader market, as investors grew more optimistic about a rebound in the industrial economy. Most of our advantage versus the sector benchmark came from the machinery space, where I focused on cheap mobile equipment stocks likely to benefit from a strong replacement cycle. That strategy paid off, with big moves from holdings such as Terex, Caterpillar, Ingersoll-Rand and Eaton. The fund also enjoyed strong stock selection in industrial conglomerates, where Tyco International was a successful turnaround. Other major contributors for the year were Honeywell, defense contractor Titan and building products maker American Standard. On the downside, the fund was hurt by one poor pick in energy services, Weatherford International, which struggled due to a delayed pickup in oil and gas exploration and development in the United States. Also hurting performance was untimely trading in semiconductor equipment stocks such as Applied Materials. Other notable laggards included tractor maker AGCO, toolmaker Illinois Tool Works and industrial supply distributor Grainger. Some stocks mentioned in this review were no longer held at period end.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Industrial Equipment Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Tyco International Ltd.	8.0
Honeywell International, Inc.	6.8
Applied Materials, Inc.	6.7
AGCO Corp.	4.5
Caterpillar, Inc.	4.3
General Electric Co.	4.3
Ingersoll-Rand Co. Ltd. Class A	4.1
ASML Holding NV (NY Shares)	4.0
ITT Industries, Inc.	3.6
American Standard Companies, Inc.	3.3
49.6
Top Industries as of February 29, 2004
% of fund's net assets
Machinery	37.7%
Industrial Conglomerates	13.9%
Semiconductors & Semiconductor Equipment	13.2%
Aerospace & Defense	12.1%
Building Products	4.8%
All Others*	18.3%

* Includes short-term investments and net other assets.

Annual Report

Industrial Equipment Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 12.1%
Bombardier, Inc. Class B (sub. vtg.)	62,700	$ 304,709
General Dynamics Corp.	9,500	875,140
Honeywell International, Inc.	129,400	4,535,470
Lockheed Martin Corp.	21,900	1,013,532
Precision Castparts Corp.	4,700	212,205
United Defense Industries, Inc. (a)	13,200	404,580
United Technologies Corp.	7,500	690,825
TOTAL AEROSPACE & DEFENSE		8,036,461
AUTO COMPONENTS - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	6,200	235,662
ArvinMeritor, Inc.	4,700	106,032
TRW Automotive Holdings Corp. (a)	1,700	42,500
TOTAL AUTO COMPONENTS		384,194
BUILDING PRODUCTS - 4.8%
American Standard Companies, Inc. (a)	19,900	2,168,304
Trex Co., Inc. (a)	11,300	396,969
York International Corp.	16,300	608,479
TOTAL BUILDING PRODUCTS		3,173,752
COMMERCIAL SERVICES & SUPPLIES - 2.0%
IKON Office Solutions, Inc.	111,200	1,306,600
COMMUNICATIONS EQUIPMENT - 0.3%
Avaya, Inc. (a)	13,000	222,950
CONSTRUCTION & ENGINEERING - 1.3%
EMCOR Group, Inc. (a)	8,600	322,070
Granite Construction, Inc.	9,400	227,950
URS Corp. (a)	9,700	296,820
TOTAL CONSTRUCTION & ENGINEERING		846,840
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	1,700	83,453
ELECTRICAL EQUIPMENT - 2.7%
A.O. Smith Corp.	5,500	171,050
Cooper Industries Ltd. Class A	4,500	238,095
Emerson Electric Co.	18,000	1,124,640
Hubbell, Inc. Class B	2,700	107,190
Rockwell Automation, Inc.	900	27,414
Thomas & Betts Corp.	4,200	90,678
TOTAL ELECTRICAL EQUIPMENT		1,759,067
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.0%
Cognex Corp.	2,500	83,150
Electro Scientific Industries, Inc. (a)	14,000	334,180
Molex, Inc.	11,500	364,320

	Shares	Value (Note 1)
Newport Corp. (a)	20,000	$ 350,600
Symbol Technologies, Inc.	52,100	886,742
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		2,018,992
HOUSEHOLD DURABLES - 0.1%
Whirlpool Corp.	1,200	87,528
INDUSTRIAL CONGLOMERATES - 13.9%
Carlisle Companies, Inc.	3,000	170,850
General Electric Co.	86,950	2,827,614
Textron, Inc.	16,000	885,440
Tyco International Ltd.	187,200	5,348,303
TOTAL INDUSTRIAL CONGLOMERATES		9,232,207
MACHINERY - 37.7%
AGCO Corp. (a)	160,100	2,985,865
Albany International Corp. Class A	2,400	76,608
Astec Industries, Inc. (a)	71,300	946,864
Caterpillar, Inc.	37,800	2,863,350
Crane Co.	900	28,926
Cummins, Inc.	29,200	1,442,480
Danaher Corp.	12,000	1,075,560
Deere & Co.	7,600	488,148
Donaldson Co., Inc.	10,800	615,924
Dover Corp.	34,400	1,348,136
Eaton Corp.	11,600	679,064
Harsco Corp.	1,700	77,231
IDEX Corp.	4,900	208,740
Illinois Tool Works, Inc.	4,800	381,696
Ingersoll-Rand Co. Ltd. Class A	40,800	2,712,384
ITT Industries, Inc.	31,200	2,355,600
Kennametal, Inc.	38	1,614
Manitowoc Co., Inc.	11,600	359,600
Navistar International Corp. (a)	22,700	1,057,820
Oshkosh Truck Co.	11,600	682,660
PACCAR, Inc.	22,350	1,238,414
Parker Hannifin Corp.	17,700	994,209
Pentair, Inc.	10,100	545,501
SPX Corp. (a)	30,000	1,260,000
Timken Co.	17,800	391,244
Wabash National Corp. (a)	3,700	105,265
Watts Water Technologies, Inc. Class A	3,900	90,246
TOTAL MACHINERY		25,013,149
OFFICE ELECTRONICS - 3.2%
Xerox Corp. (a)	148,500	2,099,790
ROAD & RAIL - 0.8%
Laidlaw International, Inc. (a)	36,200	539,971
Marten Transport Ltd. (a)	750	13,275
TOTAL ROAD & RAIL		553,246
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.2%
Applied Materials, Inc. (a)	210,500	$ 4,471,020
ASML Holding NV (NY Shares) (a)	145,500	2,656,830
FormFactor, Inc.	4,700	95,598
Kulicke & Soffa Industries, Inc. (a)	48,500	603,825
Teradyne, Inc. (a)	37,600	926,840
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		8,754,113
TRADING COMPANIES & DISTRIBUTORS - 3.7%
Fastenal Co.	7,600	368,220
Finning International, Inc.	1,200	27,505
W.W. Grainger, Inc.	43,400	2,050,650
TOTAL TRADING COMPANIES & DISTRIBUTORS		2,446,375
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $58,375,455)		66,018,717
NET OTHER ASSETS - 0.5%		364,474
NET ASSETS - 100%		$ 66,383,191
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $69,342,649 and $34,281,708, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,875 for the period.
Income Tax Information
The fund hereby designates approximately $11,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (cost $58,375,455) - See accompanying schedule		$ 66,018,717
Receivable for investments sold		2,563,310
Receivable for fund shares sold		66,526
Dividends receivable		116,393
Interest receivable		505
Prepaid expenses		141
Other affiliated receivables		72
Other receivables		10,869
Total assets		68,776,533

Liabilities
Payable to custodian bank	$ 76,909
Payable for investments purchased	1,286,364
Payable for fund shares redeemed	947,125
Accrued management fee	34,297
Other affiliated payables	21,424
Other payables and accrued expenses	27,223
Total liabilities		2,393,342

Net Assets		$ 66,383,191
Net Assets consist of:
Paid in capital		$ 58,525,507
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		214,422
Net unrealized appreciation (depreciation) on investments		7,643,262
Net Assets, for 2,698,118 shares outstanding		$ 66,383,191
Net Asset Value, offering price and redemption price per share ($66,383,191 ÷ 2,698,118 shares)		$ 24.60

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 446,255
Interest		19,780
Security lending		2,764
Total income		468,799

Expenses
Management fee	$ 219,502
Transfer agent fees	155,009
Accounting and security lending fees	56,842
Non-interested trustees' compensation	182
Custodian fees and expenses	11,288
Registration fees	26,007
Audit	43,870
Legal	220
Miscellaneous	579
Total expenses before reductions	513,499
Expense reductions	(14,508)	498,991
Net investment income (loss)		(30,192)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,818,303
Foreign currency transactions	3,785
Total net realized gain (loss)		4,822,088
Change in net unrealized appreciation (depreciation) on investment securities		8,887,338
Net gain (loss)		13,709,426
Net increase (decrease) in net assets resulting from operations		$ 13,679,234
Other Information
Sales charges paid to FDC		$ 21,353
Deferred sales charges withheld by FDC		$ 199
Exchange fees withheld by FSC		$ 510

See accompanying notes which are an integral part of the financial statements.

Annual Report

Industrial Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (30,192)	$ (129,905)
Net realized gain (loss)	4,822,088	(2,106,031)
Change in net unrealized appreciation (depreciation)	8,887,338	(5,125,556)
Net increase (decrease) in net assets resulting from operations	13,679,234	(7,361,492)
Share transactions Net proceeds from sales of shares	77,496,492	11,370,302
Cost of shares redeemed	(42,305,092)	(11,339,800)
Net increase (decrease) in net assets resulting from share transactions	35,191,400	30,502
Redemption fees	53,771	15,115
Total increase (decrease) in net assets	48,924,405	(7,315,875)

Net Assets
Beginning of period	17,458,786	24,774,661
End of period	$ 66,383,191	$ 17,458,786
Other Information Shares
Sold	3,441,291	561,801
Redeemed	(1,834,470)	(569,419)
Net increase (decrease)	1,606,821	(7,618)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 22.54	$ 21.69	$ 26.38	$ 25.23
Income from Investment Operations
Net investment income (loss) C	(.02)	(.12)	(.03)	(.02)	.02
Net realized and unrealized gain (loss)	8.59	(6.43)	.88	(2.03)	4.44
Total from investment operations	8.57	(6.55)	.85	(2.05)	4.46
Distributions from net investment income	-	-	-	-	(.01)
Distributions from net realized gain	-	-	(.03)	(2.67)	(3.34)
Total distributions	-	-	(.03)	(2.67)	(3.35)
Redemption fees added to paid in capital C	.03	.01	.03	.03	.04
Net asset value, end of period	$ 24.60	$ 16.00	$ 22.54	$ 21.69	$ 26.38
Total Return A,B	53.75%	(29.02)%	4.07%	(7.69)%	18.98%
Ratios to Average Net Assets D
Expenses before expense reductions	1.37%	1.77%	1.46%	1.48%	1.43%
Expenses net of voluntary waivers, if any	1.37%	1.77%	1.46%	1.48%	1.43%
Expenses net of all reductions	1.33%	1.76%	1.45%	1.48%	1.41%
Net investment income (loss)	(.08)%	(.62)%	(.16)%	(.06)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,383	$ 17,459	$ 24,775	$ 21,392	$ 26,117
Portfolio turnover rate	95%	123%	131%	48%	119%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Materials Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Industrial Materials	51.73%	12.99%	8.18%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Industrial Materials Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Industrial Materials Portfolio

Management's Discussion of Fund Performance

Comments from Jody Simes, who managed Fidelity® Select Industrial Materials Portfolio from August 1, 2003, through the end of the period

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

The fund gained 51.73% for the year ending February 29, 2004, topping both the Goldman Sachs® Cyclical Industries Index, which rose 45.70%, and the S&P 500®. Industrial materials stocks waged a strong cyclical recovery during the period, helped by an improving global economy and sharply higher commodity prices. The fund beat its benchmarks, thanks to a heavy emphasis on metals and mining stocks, which far outpaced most areas of the market and had very little representation in the Goldman Sachs index. With nearly all cyclical stocks moving higher, the key to outperforming was figuring out which stocks had the most leverage to the improving U.S. and European economies and to the long-term economic growth story in China. Within basic materials, we favored cheap base metal and steel stocks rather than the chemical and paper companies because we felt they had a much better supply/demand profile. That strategy worked well, especially the fund's focus on surging copper and nickel stocks, such as Freeport-McMoRan Copper & Gold and Russian-based MMC Norlisk Nickel. Copper producers Phelps Dodge and Inmet Mining also were big contributors, as were nickel miner Inco, steel producer IPSCO and aluminum giant Alcan. Conversely, we owned a couple of gold-mining issues - Kinross Gold and Agnico-Eagle Mines - that struggled due to company-specific issues. Stock selection in the lagging chemical and paper/forest groups also hurt, most notably pulp manufacturer Tembec and specialty chemicals maker Solutia.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Industrial Materials Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Inmet Mining Corp.	7.6
Phelps Dodge Corp.	5.4
3M Co.	4.7
Dow Chemical Co.	4.4
Inco Ltd.	3.9
Alcan, Inc.	3.8
Alcoa, Inc.	3.8
E.I. du Pont de Nemours & Co.	3.8
International Paper Co.	3.6
BHP Billiton Ltd. sponsored ADR	3.5
44.5
Top Industries as of February 29, 2004
% of fund's net assets
Metals & Mining	58.3%
Chemicals	15.7%
Paper & Forest Products	6.3%
Road & Rail	5.1%
Industrial Conglomerates	4.7%
All Others*	9.9%

* Includes short-term investments and net other assets.

Annual Report

Industrial Materials Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 1.1%
American Standard Companies, Inc. (a)	13,700	$ 1,492,752
CHEMICALS - 15.7%
Air Products & Chemicals, Inc.	30,300	1,461,672
Airgas, Inc.	58,600	1,215,950
Albemarle Corp.	4,500	127,125
Dow Chemical Co.	136,900	5,951,043
E.I. du Pont de Nemours & Co.	113,500	5,117,715
Ferro Corp.	5,200	135,200
Georgia Gulf Corp.	35,500	965,955
Methanex Corp.	53,900	615,504
NOVA Chemicals Corp.	20,500	563,675
PPG Industries, Inc.	31,100	1,825,259
Praxair, Inc.	65,200	2,368,064
Sigma Aldrich Corp.	14,700	840,399
TOTAL CHEMICALS		21,187,561
CONSTRUCTION MATERIALS - 2.4%
Eagle Materials, Inc.	15,900	927,765
Florida Rock Industries, Inc.	3,300	144,870
Lafarge North America, Inc.	3,442	141,742
Martin Marietta Materials, Inc.	17,500	859,075
Texas Industries, Inc.	32,100	1,143,402
Vulcan Materials Co.	1,500	70,950
TOTAL CONSTRUCTION MATERIALS		3,287,804
CONTAINERS & PACKAGING - 2.0%
Ball Corp.	25	1,614
Owens-Illinois, Inc. (a)	28,500	381,330
Packaging Corp. of America	31,500	742,140
Pactiv Corp. (a)	26,000	558,740
Smurfit-Stone Container Corp. (a)	51,300	952,128
TOTAL CONTAINERS & PACKAGING		2,635,952
INDUSTRIAL CONGLOMERATES - 4.7%
3M Co.	82,100	6,405,442
METALS & MINING - 58.3%
Aber Diamond Corp. (a)	8,500	287,948
Agnico-Eagle Mines Ltd.	25,330	345,965
AK Steel Holding Corp. (a)	41,400	201,204
Alcan, Inc.	109,300	5,170,153
Alcoa, Inc.	136,898	5,129,568

	Shares	Value (Note 1)
Alumina Ltd. sponsored ADR	209,100	$ 3,588,156
AUR Resources, Inc. (a)	274,500	1,549,837
BHP Billiton Ltd. sponsored ADR	247,900	4,737,369
Cameco Corp.	42,700	2,036,759
Century Aluminum Co. (a)	22,400	609,280
Falconbridge Ltd.	175,200	4,722,902
First Quantum Minerals Ltd. (a)	63,300	765,506
Freeport-McMoRan Copper & Gold, Inc. Class B	83,000	3,539,950
Inco Ltd. (a)	141,901	5,261,850
Inmet Mining Corp. (a)	679,700	10,306,582
International Steel Group, Inc.	100	3,921
IPSCO, Inc.	78,600	1,447,283
JSC MMC 'Norilsk Nickel' sponsored ADR	36,900	2,619,900
Kinross Gold Corp. (a)	92,300	615,817
Lionore Mining International Ltd. (a)	522,400	2,894,725
Newmont Mining Corp.	94,300	4,097,335
Nucor Corp.	17,700	1,113,330
Phelps Dodge Corp. (a)	84,900	7,323,474
Rio Tinto PLC sponsored ADR	18,000	1,978,200
SouthernEra Resources Ltd. (a)	243,700	930,675
Steel Dynamics, Inc. (a)	10,100	244,925
Teck Cominco Ltd. Class B (sub. vtg.)	132,500	2,500,281
United States Steel Corp.	22,000	808,500
Wheaton River Minerals Ltd. (a)	921,900	2,485,185
Xstrata PLC	114,700	1,531,423
TOTAL METALS & MINING		78,848,003
PAPER & FOREST PRODUCTS - 6.3%
Abitibi-Consolidated, Inc.	46,200	366,708
Bowater, Inc.	34,200	1,569,780
International Paper Co.	110,200	4,877,452
Pope & Talbot, Inc.	100,800	1,733,760
TOTAL PAPER & FOREST PRODUCTS		8,547,700
ROAD & RAIL - 5.1%
Canadian National Railway Co.	47,850	1,887,199
CSX Corp.	88,000	2,774,640
Union Pacific Corp.	34,500	2,195,580
TOTAL ROAD & RAIL		6,857,419
SPECIALTY RETAIL - 0.2%
Boise Cascade Corp.	7,200	242,640
TOTAL COMMON STOCKS (Cost $119,412,264)		129,505,273
Money Market Funds - 7.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	5,279,789	$ 5,279,789
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	4,980,250	4,980,250
TOTAL MONEY MARKET FUNDS (Cost $10,260,039)		10,260,039
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $129,672,303)		139,765,312
NET OTHER ASSETS - (3.4)%		(4,634,533)
NET ASSETS - 100%		$ 135,130,779
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $178,665,038 and $113,125,191, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,410 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $5,407,143. The weighted average interest rate was 1.12%. Interest expense includes $1,174 paid under the interfund lending program. At period end there were no interfund loans outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	58.8%
Canada	33.2%
Australia	3.5%
United Kingdom	2.6%
Russia	1.9%
100.0%
Income Tax Information
The fund hereby designates approximately $611,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $4,849,510) (cost $129,672,303) - See accompanying schedule		$ 139,765,312
Receivable for fund shares sold		943,388
Dividends receivable		250,312
Interest receivable		5,105
Prepaid expenses		199
Other affiliated receivables		1,065
Other receivables		70,559
Total assets		141,035,940

Liabilities
Payable for fund shares redeemed	$ 793,842
Accrued management fee	59,860
Other affiliated payables	38,493
Other payables and accrued expenses	32,716
Collateral on securities loaned, at value	4,980,250
Total liabilities		5,905,161

Net Assets		$ 135,130,779
Net Assets consist of:
Paid in capital		$ 122,249,120
Undistributed net investment income		94,751
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,694,198
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,092,710
Net Assets, for 3,755,075 shares outstanding		$ 135,130,779
Net Asset Value, offering price and redemption price per share ($135,130,779 ÷ 3,755,075 shares)		$ 35.99

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 832,884
Special dividends		138,600
Interest		51,136
Security lending		26,572
Total income		1,049,192
Expenses
Management fee	$ 385,135
Transfer agent fees	296,906
Accounting and security lending fees	65,813
Non-interested trustees' compensation	329
Custodian fees and expenses	24,820
Registration fees	44,702
Audit	43,988
Legal	196
Interest	1,174
Miscellaneous	688
Total expenses before reductions	863,751
Expense reductions	(95,452)	768,299
Net investment income (loss)		280,893
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	13,328,871
Foreign currency transactions	(13,918)
Total net realized gain (loss)		13,314,953
Change in net unrealized appreciation (depreciation) on: Investment securities	9,560,451
Assets and liabilities in foreign currencies	(532)
Total change in net unrealized appreciation (depreciation)		9,559,919
Net gain (loss)		22,874,872
Net increase (decrease) in net assets resulting from operations		$ 23,155,765
Other Information
Sales charges paid to FDC		$ 62,697
Deferred sales charges withheld by FDC		$ 256
Exchange fees withheld by FSC		$ 6,248

See accompanying notes which are an integral part of the financial statements.

Annual Report

Industrial Materials Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 280,893	$ 56,362
Net realized gain (loss)	13,314,953	(4,102,167)
Change in net unrealized appreciation (depreciation)	9,559,919	(3,660,437)
Net increase (decrease) in net assets resulting from operations	23,155,765	(7,706,242)
Distributions to shareholders from net investment income	(240,088)	(445,684)
Share transactions
Net proceeds from sales of shares	238,570,426	92,824,975
Reinvestment of distributions	229,805	429,170
Cost of shares redeemed	(168,039,932)	(71,365,294)
Net increase (decrease) in net assets resulting from share transactions	70,760,299	21,888,851
Redemption fees	179,535	77,036
Total increase (decrease) in net assets	93,855,511	13,813,961

Net Assets
Beginning of period	41,275,268	27,461,307
End of period (including undistributed net investment income of $94,751 and undistributed net investment income of $14,521, respectively)	$ 135,130,779	$ 41,275,268
Other Information Shares
Sold	7,280,383	3,545,040
Issued in reinvestment of distributions	8,045	18,263
Redeemed	(5,265,275)	(2,892,013)
Net increase (decrease)	2,023,153	671,290

Financial Highlights

Years ended February 28,	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.83	$ 25.89	$ 23.11	$ 19.64	$ 20.32
Income from Investment Operations
Net investment income (loss) C	.13 D	.04 D	.10	.16	.05
Net realized and unrealized gain (loss)	12.07	(1.69)	2.81	3.33	(.89)
Total from investment operations	12.20	(1.65)	2.91	3.49	(.84)
Distributions from net investment income	(.12)	(.46)	(.20)	(.11)	(.03)
Redemption fees added to paid in capital C	.08	.05	.07	.09	.19
Net asset value, end of period	$ 35.99	$ 23.83	$ 25.89	$ 23.11	$ 19.64
Total ReturnA,B	51.73%	(6.16)%	12.98%	18.28%	(3.22)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.31%	1.57%	1.57%	1.80%	1.92%
Expenses net of voluntary waivers, if any	1.31%	1.57%	1.57%	1.80%	1.92%
Expenses net of all reductions	1.17%	1.42%	1.49%	1.78%	1.89%
Net investment income (loss)	.43%	.16%	.42%	.75%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,131	$ 41,275	$ 27,461	$ 31,721	$ 20,627
Portfolio turnover rate	175%	226%	230%	141%	257%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $.07 per share. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Transportation Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Transportation	44.04%	10.32%	10.99%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Transportation Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Transportation Portfolio

Management's Discussion of Fund Performance

Comments from Harlan Carere, who became Portfolio Manager of Fidelity® Select Transportation Portfolio on January 1, 2004

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economi-cally sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, the fund returned 44.04%, performing nearly in line with the 45.70% gain by the Goldman Sachs® Cyclical Industries Index, and outdistancing the S&P 500® index. Most of the transportation industries performed well during the period, though some that were heavily represented in the portfolio - such as railroads, air freight/logistics and trucking - didn't appreciate as much as other cyclical industries included in the broader Goldman Sachs benchmark. Offsetting a good portion of the fund's weakness in these underperforming industries was good stock picking in the airline, aerospace and industrial machinery industries. Holdings in legacy airlines - meaning large, established carriers that operate hub-and-spoke networks - drove much of the fund's strong absolute return. Top performers were Continental Airlines and AMR, the parent of American Airlines. Other stocks that benefited from an upturn in the economy included truck manufacturer Oshkosh Truck and oil tanker company Teekay Shipping. The portfolio's biggest detractors relative to the Goldman Sachs index primarily were railroad companies, including CSX, Union Pacific and Norfolk Southern, as well as transportation services companies Expeditors International of Washington and C.H. Robinson Worldwide.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Transportation Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
United Parcel Service, Inc. Class B	5.0
Burlington Northern Santa Fe Corp.	4.9
CSX Corp.	4.7
Canadian National Railway Co.	4.5
FedEx Corp.	4.4
Norfolk Southern Corp.	4.4
Bombardier, Inc. Class B (sub. vtg.)	4.1
Union Pacific Corp.	3.7
Eaton Corp.	3.6
Northwest Airlines Corp.	3.0
42.3
Top Industries as of February 29, 2004
% of fund's net assets
Road & Rail	32.5%
Air Freight & Logistics	21.4%
Airlines	18.8%
Machinery	11.4%
Oil & Gas	6.8%
All Others*	9.1%

* Includes short-term investments and net other assets.

Annual Report

Transportation Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 5.1%
Bombardier, Inc. Class B (sub. vtg.)	318,500	$ 1,547,842
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	12,200	368,318
TOTAL AEROSPACE & DEFENSE		1,916,160
AIR FREIGHT & LOGISTICS - 21.4%
C.H. Robinson Worldwide, Inc.	21,900	867,459
CNF, Inc.	14,800	492,100
Dynamex, Inc. (a)	500	5,950
EGL, Inc. (a)	11,500	183,885
Expeditors International of Washington, Inc.	23,160	892,586
FedEx Corp.	24,200	1,662,056
Forward Air Corp. (a)	2,500	79,050
J.B. Hunt Transport Services, Inc. (a)	26,200	717,880
Pacer International, Inc. (a)	9,700	208,356
Ryder System, Inc.	9,800	361,032
United Parcel Service, Inc. Class B	26,800	1,892,884
UTI Worldwide, Inc.	15,000	677,550
TOTAL AIR FREIGHT & LOGISTICS		8,040,788
AIRLINES - 18.8%
AirTran Holdings, Inc. (a)	34,200	423,396
Alaska Air Group, Inc. (a)	7,600	195,624
AMR Corp. (a)	34,300	521,360
Atlantic Coast Airlines Holdings, Inc. (a)	8,100	59,049
British Airways PLC ADR (a)	8,600	508,260
Continental Airlines, Inc. Class B (a)	24,100	353,065
ExpressJet Holdings, Inc. Class A (a)	18,500	254,005
Frontier Airlines, Inc. (a)	95,500	969,325
JetBlue Airways Corp. (a)	33,425	795,515
Mesa Air Group, Inc. (a)	9,900	89,001
Northwest Airlines Corp. (a)	104,500	1,132,780
Pinnacle Airlines Corp.	800	11,664
SkyWest, Inc.	5,500	106,425
Southwest Airlines Co.	69,887	965,139
WestJet Airlines Ltd. (a)	36,100	682,560
TOTAL AIRLINES		7,067,168
DIVERSIFIED FINANCIAL SERVICES - 0.7%
GATX Corp.	11,700	275,184
IT SERVICES - 0.0%
Sabre Holdings Corp. Class A	380	8,622

	Shares	Value (Note 1)
MACHINERY - 11.4%
Cummins, Inc.	8,400	$ 414,960
Eaton Corp.	23,400	1,369,836
Navistar International Corp. (a)	12,700	591,820
Oshkosh Truck Co.	9,300	547,305
PACCAR, Inc.	17,175	951,667
Trinity Industries, Inc.	13,500	392,850
TOTAL MACHINERY		4,268,438
MARINE - 2.2%
Alexander & Baldwin, Inc.	13,500	458,325
Kirby Corp. (a)	11,900	378,420
TOTAL MARINE		836,745
OIL & GAS - 6.8%
Frontline Ltd.	12,300	399,135
General Maritime Corp. (a)	12,700	270,510
Knightsbridge Tankers Ltd.	8,600	153,166
OMI Corp. (a)	26,000	281,060
Overseas Shipholding Group, Inc.	15,800	567,220
Teekay Shipping Corp.	13,000	866,710
TOTAL OIL & GAS		2,537,801
ROAD & RAIL - 32.5%
Burlington Northern Santa Fe Corp.	57,800	1,860,004
Canadian National Railway Co.	42,750	1,686,055
Canadian Pacific Railway Ltd.	41,500	978,884
Central Freight Lines, Inc.	5,300	99,375
CSX Corp.	55,700	1,756,221
Florida East Coast Industries, Inc. Class A	3,300	115,698
Heartland Express, Inc.	16,162	361,059
Kansas City Southern (a)	5,650	79,383
Knight Transportation, Inc. (a)	13,025	316,377
Landstar System, Inc. (a)	6,800	242,692
Norfolk Southern Corp.	74,300	1,646,488
Old Dominion Freight Lines, Inc. (a)	6,300	210,483
Overnite Corp.	100	2,190
Quality Distribution, Inc.	5,100	71,196
Swift Transportation Co., Inc. (a)	10,141	218,032
Union Pacific Corp.	21,700	1,380,988
USA Truck, Inc. (a)	44,300	495,717
USF Corp.	8,500	300,475
Werner Enterprises, Inc.	20,707	394,882
TOTAL ROAD & RAIL		12,216,199
TOTAL COMMON STOCKS (Cost $30,667,290)		37,167,105
Money Market Funds - 6.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	852,803	$ 852,803
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	1,621,800	1,621,800
TOTAL MONEY MARKET FUNDS (Cost $2,474,603)		2,474,603
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $33,141,893)		39,641,708
NET OTHER ASSETS - (5.5)%		(2,058,295)
NET ASSETS - 100%		$ 37,583,413
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $33,843,608 and $27,873,230, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,617 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.3%
Canada	13.0%
Marshall Islands	3.0%
British Virgin Islands	1.8%
United Kingdom	1.4%
Norway	1.1%
Brazil	1.0%
Others (individually less than 1%)	0.4%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $1,143,000 all of which will expire on February 28, 2011.

Cyclicals Sector

See accompanying notes which are an integral part of the financial statements.

Annual Report

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004
Assets
Investment in securities, at value (including securities loaned of $1,534,553) (cost $33,141,893) - See accompanying schedule		$ 39,641,708
Receivable for fund shares sold		58,498
Dividends receivable		34,281
Interest receivable		285
Prepaid expenses		172
Other receivables		2,872
Total assets		39,737,816

Liabilities
Payable for investments purchased	$ 386,047
Payable for fund shares redeemed	86,001
Accrued management fee	18,282
Other affiliated payables	15,467
Other payables and accrued expenses	26,806
Collateral on securities loaned, at value	1,621,800
Total liabilities		2,154,403

Net Assets		$ 37,583,413
Net Assets consist of:
Paid in capital		$ 32,338,024
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,254,738)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,500,127
Net Assets, for 1,144,318 shares outstanding		$ 37,583,413
Net Asset Value, offering price and redemption price per share ($37,583,413 ÷ 1,144,318 shares)		$ 32.84

Statement of Operations

	Year ended February 29, 2004
Investment Income
Dividends		$ 359,250
Interest		18,053
Security lending		15,035
Total income		392,338
Expenses
Management fee	$ 200,660
Transfer agent fees	216,436
Accounting and security lending fees	55,839
Non-interested trustees' compensation	176
Custodian fees and expenses	11,549
Registration fees	14,172
Audit	43,868
Legal	116
Miscellaneous	769
Total expenses before reductions	543,585
Expense reductions	(13,769)	529,816
Net investment income (loss)		(137,478)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,297,945
Foreign currency transactions	(4,160)
Total net realized gain (loss)		5,293,785
Change in net unrealized appreciation (depreciation) on: Investment securities	5,590,985
Assets and liabilities in foreign currencies	114
Total change in net unrealized appreciation (depreciation)		5,591,099
Net gain (loss)		10,884,884
Net increase (decrease) in net assets resulting from operations		$ 10,747,406
Other Information
Sales charges paid to FDC		$ 37,680
Deferred sales charges withheld by FDC		$ 288
Exchange fees withheld by FSC		$ 990

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (137,478)	$ (232,447)
Net realized gain (loss)	5,293,785	(3,370,556)
Change in net unrealized appreciation (depreciation)	5,591,099	(6,618,510)
Net increase (decrease) in net assets resulting from operations	10,747,406	(10,221,513)
Share transactions Net proceeds from sales of shares	44,087,588	17,653,308
Cost of shares redeemed	(39,108,260)	(57,204,689)
Net increase (decrease) in net assets resulting from share transactions	4,979,328	(39,551,381)
Redemption fees	36,421	66,892
Total increase (decrease) in net assets	15,763,155	(49,706,002)

Net Assets
Beginning of period	21,820,258	71,526,260
End of period	$ 37,583,413	$ 21,820,258
Other Information Shares
Sold	1,504,874	611,130
Redeemed	(1,317,429)	(1,964,961)
Net increase (decrease)	187,445	(1,353,831)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.80	$ 30.95	$ 29.20	$ 20.96	$ 25.04
Income from Investment Operations
Net investment income (loss) C	(.12)	(.18)	(.06)	(.06)	(.14)
Net realized and unrealized gain (loss)	10.13	(8.02)	1.99	8.50	.93
Total from investment operations	10.01	(8.20)	1.93	8.44	.79
Distributions from net realized gain	-	-	(.23)	(.31)	(4.97)
Redemption fees added to paid in capital C	.03	.05	.05	.11	.10
Net asset value, end of period	$ 32.84	$ 22.80	$ 30.95	$ 29.20	$ 20.96
Total Return A,B	44.04%	(26.33)%	6.85%	41.09%	2.15%
Ratios to Average Net Assets D
Expenses before expense reductions	1.57%	1.77%	1.44%	1.87%	1.77%
Expenses net of voluntary waivers, if any	1.57%	1.77%	1.44%	1.87%	1.77%
Expenses net of all reductions	1.53%	1.75%	1.40%	1.84%	1.71%
Net investment income (loss)	(.40)%	(.67)%	(.21)%	(.25)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,583	$ 21,820	$ 71,526	$ 57,572	$ 10,202
Portfolio turnover rate	86%	47%	155%	137%	318%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Banking Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Banking	40.08%	7.00%	15.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Banking Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Banking Portfolio

Management's Discussion of Fund Performance

Comments from Peter Hirsch, Portfolio Manager of Fidelity Select Banking Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

Fidelity Select Banking Portfolio was up 40.08% during the 12-month period ending February 29, 2004, trailing the 46.45% return for the Goldman Sachs® Financial Services Index but outperforming the S&P 500® index. As a group, bank stocks performed well, but they couldn't keep up with the stronger gains achieved by other financial services industries that made up a larger portion of the Goldman Sachs index, such as security brokerages and investment management companies, whose profits generally increased at a higher rate due to their businesses being more economically sensitive. For example, several bank holdings that were significant positions in the fund and appreciated more than 20%, such as Bank of America, M&T Bank and SouthTrust, proved to be detractors from the fund's relative return. On the positive side of the ledger, good stock picking within the banking group made a notable contribution to the fund's performance relative to its sector benchmark. In particular, overweighting selected bank stocks that had significant capital markets exposure, such as J.P. Morgan Chase, Northern Trust and Bank of New York, worked out well, as all of these stocks outperformed the Goldman Sachs index.

Note to shareholders: Heather Lawrence became Portfolio Manager of Fidelity Select Banking Portfolio on March 1, 2004.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Banking Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Bank One Corp.	10.3
Bank of America Corp.	6.5
Fifth Third Bancorp	6.3
J.P. Morgan Chase & Co.	6.2
Golden West Financial Corp., Delaware	5.2
Bank of New York Co., Inc.	5.0
Citigroup, Inc.	4.8
Northern Trust Corp.	4.6
Wachovia Corp.	4.5
Wells Fargo & Co.	4.4
57.8
Top Industries as of February 29, 2004
% of fund's net assets
Commercial Banks	61.7%
Capital Markets	17.6%
Thrifts & Mortgage Finance	12.8%
Diversified Financial Services	4.8%
IT Services	0.0%
All Others *	3.1%

* Includes short-term investments and net other assets.

Annual Report

Banking Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
CAPITAL MARKETS - 17.6%
Bank of New York Co., Inc.	737,396	$ 24,334,068
Investors Financial Services Corp.	16,700	735,301
J.P. Morgan Chase & Co.	739,300	30,326,086
Mellon Financial Corp.	236,000	7,641,680
Northern Trust Corp.	449,900	22,337,535
Piper Jaffray Companies (a)	2,695	138,846
SEI Investments Co.	11,300	403,523
State Street Corp.	3,000	161,190
TOTAL CAPITAL MARKETS		86,078,229
COMMERCIAL BANKS - 61.7%
AmSouth Bancorp.	37,200	941,160
Associated Banc-Corp.	45,080	2,001,101
Bank of America Corp.	389,406	31,900,140
Bank One Corp.	935,626	50,505,091
Banknorth Group, Inc.	274,400	9,145,752
BB&T Corp.	15,642	581,100
City National Corp.	113,300	7,042,728
Comerica, Inc.	2,800	161,112
Commerce Bancorp, Inc., New Jersey	49,911	3,028,100
Commerce Bancshares, Inc.	31,527	1,557,749
Compass Bancshares, Inc.	72,400	3,010,392
East West Bancorp, Inc.	65,000	3,454,750
Fifth Third Bancorp	552,380	30,944,328
First Bancorp, Puerto Rico	25,700	1,090,965
First Commonwealth Financial Corp.	60,000	882,000
FirstMerit Corp.	900	23,868
FleetBoston Financial Corp.	282,454	12,718,904
Fulton Financial Corp.	47,840	1,052,958
Humboldt Bancorp	57,120	1,005,312
Huntington Bancshares, Inc.	129,070	2,985,389
IBERIABANK Corp.	39,300	2,444,460
KeyCorp	30,900	1,001,778
M&T Bank Corp.	181,400	17,423,470
Marshall & Ilsley Corp.	38,200	1,513,484
Nara Bancorp, Inc.	37,400	1,251,404
National City Corp.	25,289	902,817
National Commerce Financial Corp.	201,900	5,905,575
North Fork Bancorp, Inc., New York	34,500	1,456,935
Pacific Capital Bancorp	66	2,602
Pacific Union Bank	40,908	1,227,240
PNC Financial Services Group, Inc.	59,600	3,493,752
Popular, Inc.	149,200	6,684,160
PrivateBancorp, Inc.	41,650	2,078,335

	Shares	Value (Note 1)
Santander Bancorp	53,100	$ 1,403,964
Silicon Valley Bancshares (a)	101,600	3,479,800
SouthTrust Corp.	289,790	9,736,944
SunTrust Banks, Inc.	10,047	726,499
Synovus Financial Corp.	243,500	6,099,675
TCF Financial Corp.	800	41,584
U.S. Bancorp, Delaware	269,500	7,688,835
UnionBanCal Corp.	157,134	8,471,094
Valley National Bancorp	123,800	3,489,922
Wachovia Corp.	453,953	21,776,125
Wells Fargo & Co.	372,500	21,362,875
Wintrust Financial Corp.	55,100	2,650,310
Zions Bancorp	93,400	5,442,418
TOTAL COMMERCIAL BANKS		301,788,956
DIVERSIFIED FINANCIAL SERVICES - 4.8%
Citigroup, Inc.	469,200	23,581,992
INSURANCE - 0.0%
Travelers Property Casualty Corp.:
Class A	99	1,798
Class B	61	1,113
TOTAL INSURANCE		2,911
IT SERVICES - 0.0%
InterCept, Inc. (a)	3,300	39,402
REAL ESTATE - 0.0%
Levitt Corp. Class A (a)	725	15,943
THRIFTS & MORTGAGE FINANCE - 12.8%
Astoria Financial Corp.	1,200	48,408
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	2,900	51,968
Countrywide Financial Corp.	33,709	3,088,756
Doral Financial Corp.	24,900	849,588
Golden West Financial Corp., Delaware	218,500	25,219,270
Greenpoint Financial Corp.	31,500	1,374,030
Hawthorne Financial Corp. (a)	68,100	2,661,348
Hudson City Bancorp, Inc.	37,900	1,472,794
IndyMac Bancorp, Inc.	53,000	1,865,600
NetBank, Inc.	227,700	2,823,480
New York Community Bancorp, Inc.	238,800	8,386,656
Sovereign Bancorp, Inc.	422,300	9,353,945
W Holding Co., Inc.	269,284	5,396,451
TOTAL THRIFTS & MORTGAGE FINANCE		62,592,294
TOTAL COMMON STOCKS (Cost $293,740,651)		474,099,727
Money Market Funds - 9.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	15,598,442	$ 15,598,442
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	30,761,375	30,761,375
TOTAL MONEY MARKET FUNDS (Cost $46,359,817)		46,359,817
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $340,100,468)	520,459,544
NET OTHER ASSETS - (6.4)%	(31,084,001)
NET ASSETS - 100%	$ 489,375,543
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $112,257,946 and $142,204,579, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31,844 for the period.
Income Tax Information
The fund hereby designates approximately $6,142,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $30,089,216) (cost $340,100,468) - See accompanying schedule		$ 520,459,544
Receivable for fund shares sold		292,901
Dividends receivable		583,836
Interest receivable		13,672
Prepaid expenses		1,962
Other affiliated receivables		4
Other receivables		21,326
Total assets		521,373,245

Liabilities
Payable for fund shares redeemed	$ 834,571
Accrued management fee	231,164
Other affiliated payables	143,022
Other payables and accrued expenses	27,570
Collateral on securities loaned, at value	30,761,375
Total liabilities		31,997,702

Net Assets		$ 489,375,543
Net Assets consist of:
Paid in capital		$ 306,174,167
Undistributed net investment income		1,479,567
Accumulated undistributed net realized gain (loss) on investments		1,362,733
Net unrealized appreciation (depreciation) on investments		180,359,076
Net Assets, for 11,994,198 shares outstanding		$ 489,375,543
Net Asset Value, offering price and redemption price per share ($489,375,543 ÷ 11,994,198 shares)		$ 40.80

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 10,350,312
Interest		133,225
Security lending		32,500
Total income		10,516,037

Expenses
Management fee	$ 2,414,114
Transfer agent fees	1,710,248
Accounting and security lending fees	261,074
Non-interested trustees' compensation	2,274
Custodian fees and expenses	11,924
Registration fees	26,104
Audit	45,552
Legal	1,872
Miscellaneous	12,061
Total expenses before reductions	4,485,223
Expense reductions	(43,402)	4,441,821
Net investment income (loss)		6,074,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		14,665,358
Change in net unrealized appreciation (depreciation) on investment securities		120,008,339
Net gain (loss)		134,673,697
Net increase (decrease) in net assets resulting from operations		$ 140,747,913
Other Information
Sales charges paid to FDC		$ 161,605
Deferred sales charges withheld by FDC		$ 3,596
Exchange fees withheld by FSC		$ 6,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Banking Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,074,216	$ 6,939,879
Net realized gain (loss)	14,665,358	(3,198,488)
Change in net unrealized appreciation (depreciation)	120,008,339	(50,119,300)
Net increase (decrease) in net assets resulting from operations	140,747,913	(46,377,909)
Distributions to shareholders from net investment income	(5,352,517)	(4,545,468)
Distributions to shareholders from net realized gain	(5,029,258)	-
Total distributions	(10,381,775)	(4,545,468)
Share transactions Net proceeds from sales of shares	112,909,846	132,661,819
Reinvestment of distributions	9,782,551	4,301,230
Cost of shares redeemed	(146,856,256)	(176,600,882)
Net increase (decrease) in net assets resulting from share transactions	(24,163,859)	(39,637,833)
Redemption fees	35,597	109,932
Total increase (decrease) in net assets	106,237,876	(90,451,278)

Net Assets
Beginning of period	383,137,667	473,588,945
End of period (including undistributed net investment income of $1,479,567 and undistributed net investment income of $2,952,742, respectively)	$ 489,375,543	$ 383,137,667
Other Information Shares
Sold	3,064,608	3,971,002
Issued in reinvestment of distributions	262,490	137,755
Redeemed	(4,164,077)	(5,516,224)
Net increase (decrease)	(836,979)	(1,407,467)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 29.86	$ 33.26	$ 33.40	$ 26.47	$ 41.57
Income from Investment Operations
Net investment income (loss) C	.52	.50	.51	.56	.39
Net realized and unrealized gain (loss)	11.36	(3.57)	(.17)	9.36	(7.74)
Total from investment operations	11.88	(3.07)	.34	9.92	(7.35)
Distributions from net investment income	(.48)	(.34)	(.47)	(.60)	(.36)
Distributions from net realized gain	(.46)	-	(.02)	(2.10)	(7.44)
Distributions in excess of net realized gain	-	-	-	(.37)	-
Total distributions	(.94)	(.34)	(.49)	(3.07)	(7.80)
Redemption fees added to paid in capital C	- F	.01	.01	.08	.05
Net asset value, end of period	$ 40.80	$ 29.86	$ 33.26	$ 33.40	$ 26.47
Total Return A, B	40.08%	(9.24)%	1.07%	40.08%	(22.07)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.08%	1.11%	1.11%	1.20%	1.23%
Expenses net of voluntary waivers, if any	1.08%	1.11%	1.11%	1.20%	1.23%
Expenses net of all reductions	1.07%	1.10%	1.09%	1.18%	1.19%
Net investment income (loss)	1.46%	1.54%	1.55%	1.86%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 489,376	$ 383,138	$ 473,589	$ 513,838	$ 363,537
Portfolio turnover rate	28%	33%	41%	63%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Brokerage and Investment Management Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Brokerage and Investment Management	63.56%	11.84%	16.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Brokerage and Investment Management Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Brokerage and Investment Management Portfolio

Management's Discussion of Fund Performance

Comments from Brian Kennedy, Portfolio Manager of Fidelity® Select Brokerage and Investment Management Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

Brokerage and investment management stocks were among the biggest beneficiaries of the broad market rally, which helped to propel the Fidelity Select Brokerage and Investment Management Portfolio to a 63.56% gain during the past year, outperforming the Goldman Sachs® Financial Services Index, which gained 46.45%, and the S&P 500®. Two traditional trading specialists, LaBranche & Company and Van der Moolen, underperformed as electronic trading became more prevalent. Conversely, investors returned to the stock market with increased confidence, resulting in higher stock prices and increased trading activity. A spate of new financing initiatives contributed to brokerage and investment management firms' bottom lines, including restructured corporate debt, new issues of convertible securities and asset-backed securities, and initial public offerings. Mergers and acquisitions also restarted with renewed vigor. As a result, brokers' and investment managers' commissions and fees rose during the period, with online brokers Ameritrade and E*TRADE among the portfolio's top performers. Lehman Brothers, which is attempting to balance its historically strong fixed-income business with a stronger focus on equities, was also a top performer.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Brokerage and Investment Management Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Lehman Brothers Holdings, Inc.	9.0
E*TRADE Group, Inc.	5.9
Merrill Lynch & Co., Inc.	5.5
Morgan Stanley	5.3
Citigroup, Inc.	5.0
Goldman Sachs Group, Inc.	4.5
Bear Stearns Companies, Inc.	4.5
Ameritrade Holding Corp.	4.5
Franklin Resources, Inc.	4.2
T. Rowe Price Group, Inc.	4.0
52.4
Top Industries as of February 29, 2004
% of fund's net assets
Capital Markets	79.7%
Diversified Financial Services	8.1%
Consumer Finance	4.0%
Thrifts & Mortgage Finance	1.7%
Insurance	1.7%
All Others*	4.8%

* Includes short-term investments and net other assets.

Annual Report

Brokerage and Investment Management Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
CAPITAL MARKETS - 79.7%
3i Group PLC	75,000	$ 909,633
Allied Capital Corp.	50,000	1,536,500
American Capital Strategies Ltd.	310,000	10,301,300
Ameritrade Holding Corp. (a)	1,279,700	20,833,516
Bear Stearns Companies, Inc.	237,486	20,860,770
BlackRock, Inc. Class A	47,900	2,850,050
Charles Schwab Corp.	1,377,100	16,855,704
D. Carnegie & Co. AB	70,000	894,463
DAB Bank AG (a)	90,000	955,829
E*TRADE Group, Inc. (a)	1,900,000	27,189,000
Eaton Vance Corp. (non-vtg.)	260,700	10,036,950
Federated Investors, Inc. Class B (non-vtg.)	368,850	11,902,790
Franklin Resources, Inc.	338,500	19,125,250
Goldman Sachs Group, Inc.	197,200	20,877,564
Intermediate Capital Group PLC	40,000	888,859
Investment Technology Group, Inc. (a)	208,350	3,016,908
J.P. Morgan Chase & Co.	443,220	18,180,884
Janus Capital Group, Inc.	512,300	8,770,576
Knight Trading Group, Inc. (a)	1,000,000	13,860,000
Legg Mason, Inc.	193,432	18,248,375
Lehman Brothers Holdings, Inc.	476,450	41,312,980
Merrill Lynch & Co., Inc.	414,300	25,359,303
Morgan Stanley	408,130	24,389,849
Northern Trust Corp.	23,100	1,146,915
Piper Jaffray Companies (a)	50,000	2,576,000
Raymond James Financial, Inc.	175,325	6,700,922
SEI Investments Co.	1,000	35,710
T. Rowe Price Group, Inc.	353,200	18,574,788
UBS AG (NY Shares)	145,400	10,761,054
Waddell & Reed Financial, Inc. Class A	316,995	8,222,850
TOTAL CAPITAL MARKETS		367,175,292
COMMERCIAL BANKS - 1.6%
Bank of America Corp.	12,900	1,056,768
Bank One Corp.	66,100	3,568,078
Wells Fargo & Co. New	48,600	2,787,210
TOTAL COMMERCIAL BANKS		7,412,056
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Bowne & Co., Inc.	150,300	2,434,860
Dun & Bradstreet Corp. (a)	1,000	53,220
Equifax, Inc.	1,000	26,210
H&R Block, Inc.	20,700	1,118,835
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,633,125
CONSUMER FINANCE - 4.0%
American Express Co.	341,300	18,232,246

	Shares	Value (Note 1)
DIVERSIFIED FINANCIAL SERVICES - 8.1%
Alliance Capital Management Holding LP	50,500	$ 1,868,500
Citigroup, Inc.	452,866	22,761,045
Deutsche Boerse AG	5,007	289,590
eSpeed, Inc. Class A (a)	465,000	9,388,350
Instinet Group, Inc. (a)	271,800	1,921,626
OMHEX AB	60,000	945,169
TOTAL DIVERSIFIED FINANCIAL SERVICES		37,174,280
INSURANCE - 1.7%
American International Group, Inc.	34,800	2,575,200
Hartford Financial Services Group, Inc.	78,300	5,128,650
Scottish Annuity & Life Holdings Ltd.	10,100	238,158
TOTAL INSURANCE		7,942,008
IT SERVICES - 0.4%
First Data Corp.	41,600	1,704,768
SOFTWARE - 0.0%
FactSet Research Systems, Inc.	1,000	36,830
Fair, Isaac & Co., Inc.	1,000	59,640
TOTAL SOFTWARE		96,470
THRIFTS & MORTGAGE FINANCE - 1.7%
Golden West Financial Corp., Delaware	70,000	8,079,400
TOTAL COMMON STOCKS (Cost $317,320,236)		451,449,645
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 1.08% (b)	12,637,978	12,637,978
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	5,886,250	5,886,250
TOTAL MONEY MARKET FUNDS (Cost $18,524,228)		18,524,228
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $335,844,464)	469,973,873
NET OTHER ASSETS - (2.0)%	(9,399,952)
NET ASSETS - 100%	$ 460,573,921
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $237,330,298 and $236,701,772, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,385 for the period.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $36,859,000 of which $27,486,000 and $9,373,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $5,732,550) (cost $335,844,464) - See accompanying schedule		$ 469,973,873
Receivable for investments sold		5,437,459
Receivable for fund shares sold		1,086,096
Dividends receivable		129,899
Interest receivable		13,027
Prepaid expenses		1,940
Other affiliated receivables		213
Other receivables		70,089
Total assets		476,712,596

Liabilities
Payable for investments purchased	$ 9,345,076
Payable for fund shares redeemed	531,244
Accrued management fee	215,848
Other affiliated payables	132,714
Other payables and accrued expenses	27,543
Collateral on securities loaned, at value	5,886,250
Total liabilities		16,138,675

Net Assets		$ 460,573,921
Net Assets consist of:
Paid in capital		$ 364,726,812
Undistributed net investment income		294,117
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(38,576,417)
Net unrealized appreciation (depreciation) on investments		134,129,409
Net Assets, for 8,508,990 shares outstanding		$ 460,573,921
Net Asset Value, offering price and redemption price per share ($460,573,921 ÷ 8,508,990 shares)		$ 54.13

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 5,447,618
Interest		99,574
Security lending		67,150
Total income		5,614,342

Expenses
Management fee	$ 2,197,733
Transfer agent fees	1,697,453
Accounting and security lending fees	237,888
Non-interested trustees' compensation	1,599
Custodian fees and expenses	12,177
Registration fees	24,560
Audit	45,354
Legal	1,372
Miscellaneous	12,385
Total expenses before reductions	4,230,521
Expense reductions	(84,318)	4,146,203
Net investment income (loss)		1,468,139
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	34,903,285
Foreign currency transactions	(2,664)
Total net realized gain (loss)		34,900,621
Change in net unrealized appreciation (depreciation) on investment securities		138,792,823
Net gain (loss)		173,693,444
Net increase (decrease) in net assets resulting from operations		$ 175,161,583
Other Information
Sales charges paid to FDC		$ 208,354
Deferred sales charges withheld by FDC		$ 1,590
Exchange fees withheld by FSC		$ 6,083

See accompanying notes which are an integral part of the financial statements.

Annual Report

Brokerage and Investment Management Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,468,139	$ 2,840,074
Net realized gain (loss)	34,900,621	(11,860,158)
Change in net unrealized appreciation (depreciation)	138,792,823	(77,570,278)
Net increase (decrease) in net assets resulting from operations	175,161,583	(86,590,362)
Distributions to shareholders from net investment income	(1,323,045)	(2,209,018)
Share transactions Net proceeds from sales of shares	170,230,959	146,572,532
Reinvestment of distributions	1,257,074	2,105,423
Cost of shares redeemed	(166,766,767)	(203,906,836)
Net increase (decrease) in net assets resulting from share transactions	4,721,266	(55,228,881)
Redemption fees	129,000	167,665
Total increase (decrease) in net assets	178,688,804	(143,860,596)

Net Assets
Beginning of period	281,885,117	425,745,713
End of period (including undistributed net investment income of $294,117 and undistributed net investment income of $584,819, respectively)	$ 460,573,921	$ 281,885,117
Other Information Shares
Sold	3,775,985	3,783,390
Issued in reinvestment of distributions	29,732	56,007
Redeemed	(3,782,350)	(5,413,616)
Net increase (decrease)	23,367	(1,574,219)

Financial Highlights

Years ended February 28,	2004E	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 33.22	$ 42.32	$ 50.10	$ 45.69	$ 41.16
Income from Investment Operations
Net investment income (loss)C	.17	.30	.04	.13	(.04)
Net realized and unrealized gain (loss)	20.88	(9.19)	(4.31)	10.68	7.64
Total from investment operations	21.05	(8.89)	(4.27)	10.81	7.60
Distributions from net investment income	(.16)	(.23)	(.12)	-	(.05)
Distributions from net realized gain	-	-	(3.41)	(6.49)	(3.13)
Total distributions	(.16)	(.23)	(3.53)	(6.49)	(3.18)
Redemption fees added to paid in capitalC	.02	.02	.02	.09	.11
Net asset value, end of period	$ 54.13	$ 33.22	$ 42.32	$ 50.10	$ 45.69
Total ReturnA,B	63.56%	(21.02)%	(8.13)%	23.77%	19.14%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.12%	1.20%	1.15%	1.11%	1.29%
Expenses net of voluntary waivers, if any	1.12%	1.20%	1.15%	1.11%	1.29%
Expenses net of all reductions	1.10%	1.16%	1.11%	1.08%	1.28%
Net investment income (loss)	.39%	.78%	.10%	.24%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 460,574	$ 281,885	$ 425,746	$ 632,543	$ 423,572
Portfolio turnover rate	64%	64%	74%	105%	47%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Financial Services Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Financial Services	45.17%	7.18%	15.62%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Financial Services Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Financial Services Portfolio

Management's Discussion of Fund Performance

Comments from Jeffrey Feingold, Portfolio Manager of Fidelity® Select Financial Services Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, Fidelity Select Financial Services Portfolio returned 45.17%, slightly underperforming the Goldman Sachs® Financial Services Index, which had a total return of 46.45%, but topping the S&P 500®. Banks continued to outperform the broader market during the period, as they grew their earnings at healthy rates because of stable-to-improving credit quality trends and continued low funding costs for loans. However, economically sensitive specialty finance corporations and investment banks, which had lagged in previous years, produced some of the best performance because of their potential to benefit from a strengthened economy and improved equity markets. Performance leaders included MBNA, a major credit card issuer that benefited from better credit trends; online broker Ameritrade, which was helped by rising trading volumes as the stock market recovered; and Bank of New York, a banking and securities processor. Detractors included Apartment Investment & Management, which was hurt by a weak apartment rental climate, and Fannie Mae, the government-sponsored mortgage company, whose stock declined both because of accounting problems at Freddie Mac and because of increased demand for mortgages from investors such as banks. The investment in Fifth Third Bancorp also held back performance.

Note to shareholders: Matthew Fruhan became Portfolio Manager of Fidelity Select Financial Services Portfolio on April 1, 2004.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Financial Services Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
American International Group, Inc.	5.3
Fannie Mae	4.4
Citigroup, Inc.	4.1
Sovereign Bancorp, Inc.	3.7
Bank of America Corp.	3.3
MBNA Corp.	3.2
American Express Co.	3.1
Berkshire Hathaway, Inc. Class B	3.0
Wells Fargo & Co.	3.0
J.P. Morgan Chase & Co.	2.9
36.0
Top Industries as of February 29, 2004
% of fund's net assets
Commercial Banks	24.0%
Insurance	23.5%
Capital Markets	17.0%
Thrifts & Mortgage Finance	15.3%
Consumer Finance	8.4%
All Others*	11.8%

* Includes short-term investments and net other assets.

Annual Report

Financial Services Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
CAPITAL MARKETS - 17.0%
A.G. Edwards, Inc.	20,000	$ 765,000
Ameritrade Holding Corp. (a)	245,600	3,998,368
Bank of New York Co., Inc.	200,636	6,620,988
Bear Stearns Companies, Inc.	34,900	3,065,616
Charles Schwab Corp.	94,286	1,154,061
E*TRADE Group, Inc. (a)	106,400	1,522,584
Federated Investors, Inc. Class B (non-vtg.)	79,150	2,554,171
Franklin Resources, Inc.	55,700	3,147,050
Goldman Sachs Group, Inc.	90,900	9,623,583
Investors Financial Services Corp.	48,900	2,153,067
J.P. Morgan Chase & Co.	394,260	16,172,545
LaBranche & Co., Inc.	29,200	300,468
Lehman Brothers Holdings, Inc.	66,800	5,792,228
Mellon Financial Corp.	148,000	4,792,240
Merrill Lynch & Co., Inc.	194,900	11,929,829
Morgan Stanley	225,900	13,499,784
Northern Trust Corp.	122,500	6,082,125
Piper Jaffray Companies (a)	2,352	121,175
Waddell & Reed Financial, Inc. Class A	42,602	1,105,096
TOTAL CAPITAL MARKETS		94,399,978
COMMERCIAL BANKS - 24.0%
Banco Popolare di Verona e Novara	93,800	1,629,292
Bank of America Corp.	222,779	18,250,056
Bank of Hawaii Corp.	44,100	2,012,724
Bank of the Ozarks, Inc.	19,800	482,724
Bank One Corp.	226,919	12,249,088
Banknorth Group, Inc.	82,000	2,733,060
BB&T Corp.	109,000	4,049,350
Comerica, Inc.	31,800	1,829,772
Commerce Bancorp, Inc., New Jersey	9,998	606,579
East West Bancorp, Inc.	33,400	1,775,210
Fifth Third Bancorp	24,955	1,397,979
FleetBoston Financial Corp.	154,934	6,976,678
KeyCorp	92,500	2,998,850
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	187,700	1,464,060
National Bank of Canada	207,300	7,086,184
North Fork Bancorp, Inc., New York	64,100	2,706,943
Royal Bank of Canada	164,100	7,796,731
SouthTrust Corp.	75,900	2,550,240
SunTrust Banks, Inc.	94,500	6,833,295
Synovus Financial Corp.	56,800	1,422,840
U.S. Bancorp, Delaware	436,300	12,447,639
UCBH Holdings, Inc.	86,600	3,377,400
UnionBanCal Corp.	48,400	2,609,244
Valley National Bancorp	17,220	485,432
Wachovia Corp.	226,902	10,884,489
Wells Fargo & Co.	291,050	16,691,718
TOTAL COMMERCIAL BANKS		133,347,577

	Shares	Value (Note 1)
CONSUMER FINANCE - 8.4%
American Express Co.	321,500	$ 17,174,530
Asta Funding, Inc.	39,600	1,577,268
Capital One Financial Corp.	58,800	4,158,336
MBNA Corp.	659,200	18,015,936
Metris Companies, Inc.	178,000	1,003,920
SLM Corp.	115,500	4,838,295
TOTAL CONSUMER FINANCE		46,768,285
DIVERSIFIED FINANCIAL SERVICES - 5.2%
Chicago Mercantile Exchange Holdings, Inc. Class A	300	27,975
CIT Group, Inc.	63,600	2,510,292
Citigroup, Inc.	458,602	23,049,337
Encore Capital Group, Inc. (a)	62,600	893,928
Euronext NV	43,500	1,191,919
Principal Financial Group, Inc.	30,000	1,086,000
TOTAL DIVERSIFIED FINANCIAL SERVICES		28,759,451
INSURANCE - 23.5%
ACE Ltd.	170,600	7,670,176
AFLAC, Inc.	128,700	5,226,507
Allstate Corp.	196,500	8,966,295
AMBAC Financial Group, Inc.	57,500	4,496,500
American Equity Investment Life Holding Co.	57,100	693,194
American International Group, Inc.	397,051	29,381,773
Aon Corp.	54,900	1,440,027
Arch Capital Group Ltd. (a)	26,600	1,128,106
Berkshire Hathaway, Inc. Class B (a)	5,330	16,698,890
Cincinnati Financial Corp.	31,100	1,400,744
Everest Re Group Ltd.	37,100	3,242,169
Fidelity National Financial, Inc.	75,075	2,936,183
Hartford Financial Services Group, Inc.	112,000	7,336,000
HCC Insurance Holdings, Inc.	24,700	800,033
Lincoln National Corp.	35,400	1,643,622
Marsh & McLennan Companies, Inc.	72,200	3,464,878
MBIA, Inc.	48,400	3,184,236
MetLife, Inc.	257,000	9,033,550
Montpelier Re Holdings Ltd.	22,400	797,216
Old Republic International Corp.	75,150	1,773,540
PartnerRe Ltd.	28,700	1,585,388
Protective Life Corp.	15,800	601,032
RenaissanceRe Holdings Ltd.	58,100	3,076,395
Scottish Annuity & Life Holdings Ltd.	21,100	497,538
St. Paul Companies, Inc.	37,100	1,585,654
StanCorp Financial Group, Inc.	20,300	1,338,785
Sun Life Financial, Inc.	146,000	3,976,203
Torchmark Corp.	17,600	917,312
Travelers Property Casualty Corp.:
Class A	244,269	4,435,925
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
Travelers Property Casualty Corp.: - continued
Class B	52,327	$ 954,444
UICI (a)	43,700	596,068
TOTAL INSURANCE		130,878,383
REAL ESTATE - 4.2%
Apartment Investment & Management Co. Class A	136,700	4,429,080
AvalonBay Communities, Inc.	18,700	942,106
CBL & Associates Properties, Inc.	11,480	660,674
Duke Realty Corp.	62,700	2,031,480
Equity Residential (SBI)	178,000	5,295,500
Federal Realty Investment Trust (SBI)	40,900	1,732,115
Highwoods Properties, Inc. (SBI)	40,400	1,041,108
Manufactured Home Communities, Inc.	13,100	438,195
Reckson Associates Realty Corp.	23,500	629,330
Shurgard Storage Centers, Inc.	14,500	540,125
Simon Property Group, Inc.	53,700	2,926,113
The Mills Corp.	13,700	683,082
Vornado Realty Trust	32,200	1,832,180
TOTAL REAL ESTATE		23,181,088
THRIFTS & MORTGAGE FINANCE - 15.3%
Astoria Financial Corp.	30,700	1,238,438
Countrywide Financial Corp.	54,134	4,960,298
Doral Financial Corp.	150,450	5,133,354
Fannie Mae	326,200	24,432,380
FirstFed Financial Corp., Delaware (a)	44,500	1,931,300
Golden West Financial Corp., Delaware	108,200	12,488,444
Hudson City Bancorp, Inc.	57,200	2,222,792
MGIC Investment Corp.	39,000	2,581,020
NetBank, Inc.	197,000	2,442,800
New York Community Bancorp, Inc.	92,000	3,231,040
Northwest Bancorp, Inc.	39,100	990,794
Radian Group, Inc.	10,000	437,000
Sovereign Bancorp, Inc.	937,600	20,767,840
Washington Federal, Inc.	77,000	1,998,920
TOTAL THRIFTS & MORTGAGE FINANCE		84,856,420
TOTAL COMMON STOCKS (Cost $367,545,497)		542,191,182
Money Market Funds - 2.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	13,121,160	$ 13,121,160
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	54,825	54,825
TOTAL MONEY MARKET FUNDS (Cost $13,175,985)		13,175,985
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $380,721,482)		555,367,167
NET OTHER ASSETS - 0.0%		209,992
NET ASSETS - 100%		$ 555,577,159
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $243,693,605 and $258,988,025, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,801 for the period.
Income Tax Information
The fund hereby designates approximately $142,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $52,479) (cost $380,721,482) - See accompanying schedule		$ 555,367,167
Receivable for fund shares sold		508,693
Dividends receivable		553,336
Interest receivable		11,055
Prepaid expenses		2,351
Other affiliated receivables		96
Other receivables		48,196
Total assets		556,490,894

Liabilities
Payable for investments purchased	$ 9,500
Payable for fund shares redeemed	394,954
Accrued management fee	263,505
Transfer agent fee payable	138,203
Other affiliated payables	23,603
Other payables and accrued expenses	29,145
Collateral on securities loaned, at value	54,825
Total liabilities		913,735

Net Assets		$ 555,577,159
Net Assets consist of:
Paid in capital		$ 374,086,231
Undistributed net investment income		474,004
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,369,824
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		174,647,100
Net Assets, for 4,588,070 shares outstanding		$ 555,577,159
Net Asset Value, offering price and redemption price per share ($555,577,159 ÷ 4,588,070 shares)		$ 121.09

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 9,504,252
Interest		38,663
Security lending		67,633
Total income		9,610,548

Expenses
Management fee	$ 2,794,467
Transfer agent fees	2,038,852
Accounting and security lending fees	300,517
Non-interested trustees' compensation	2,522
Custodian fees and expenses	21,453
Registration fees	24,418
Audit	45,814
Legal	2,164
Miscellaneous	10,631
Total expenses before reductions	5,240,838
Expense reductions	(75,637)	5,165,201
Net investment income (loss)		4,445,347
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	29,055,607
Investments not meeting investment restrictions	9,882
Foreign currency transactions	7,213
Total net realized gain (loss)		29,072,702
Change in net unrealized appreciation (depreciation) on: Investment securities	141,893,015
Assets and liabilities in foreign currencies	1,224
Total change in net unrealized appreciation (depreciation)		141,894,239
Net gain (loss)		170,966,941
Net increase (decrease) in net assets resulting from operations		$ 175,412,288
Other Information
Sales charges paid to FDC		$ 167,026
Deferred sales charges withheld by FDC		$ 8,315
Exchange fees withheld by FSC		$ 6,653

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,445,347	$ 3,820,995
Net realized gain (loss)	29,072,702	(11,159,502)
Change in net unrealized appreciation (depreciation)	141,894,239	(71,647,374)
Net increase (decrease) in net assets resulting from operations	175,412,288	(78,985,881)
Distributions to shareholders from net investment income	(4,309,494)	(4,054,325)
Share transactions Net proceeds from sales of shares	128,825,421	131,229,136
Reinvestment of distributions	4,092,801	3,832,576
Cost of shares redeemed	(137,894,192)	(222,748,911)
Net increase (decrease) in net assets resulting from share transactions	(4,975,970)	(87,687,199)
Redemption fees	57,915	117,538
Total increase (decrease) in net assets	166,184,739	(170,609,867)

Net Assets
Beginning of period	389,392,420	560,002,287
End of period (including undistributed net investment income of $474,004 and undistributed net investment income of $406,952, respectively)	$ 555,577,159	$ 389,392,420
Other Information Shares
Sold	1,257,161	1,385,333
Issued in reinvestment of distributions	37,945	41,751
Redeemed	(1,334,891)	(2,401,917)
Net increase (decrease)	(39,785)	(974,833)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 84.14	$ 99.95	$ 108.59	$ 81.31	$ 100.82
Income from Investment Operations
Net investment income (loss) C	.96	.74	.96	1.10	.67
Net realized and unrealized gain (loss)	36.92	(15.75)	(4.95)	30.26	(14.61)
Total from investment operations	37.88	(15.01)	(3.99)	31.36	(13.94)
Distributions from net investment income	(.94)	(.82)	(1.03)	(.80)	(.64)
Distributions from net realized gain	-	-	(3.64)	(3.45)	(5.09)
Total distributions	(.94)	(.82)	(4.67)	(4.25)	(5.73)
Redemption fees added to paid in capital C	.01	.02	.02	.17	.16
Net asset value, end of period	$ 121.09	$ 84.14	$ 99.95	$ 108.59	$ 81.31
Total Return A,B	45.17%	(15.06)%	(3.58)%	39.19%	(14.53)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.09%	1.12%	1.07%	1.09%	1.19%
Expenses net of voluntary waivers, if any	1.09%	1.12%	1.07%	1.09%	1.19%
Expenses net of all reductions	1.07%	1.09%	1.03%	1.06%	1.17%
Net investment income (loss)	.92%	.79%	.93%	1.07%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 555,577	$ 389,392	$ 560,002	$ 657,533	$ 344,152
Portfolio turnover rate	51%	76%	127%	107%	57%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Home Finance Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Home Finance	49.39%	13.70%	17.06%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Home Finance Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Home Finance Portfolio

Management's Discussion of Fund Performance

Comments from Jeffrey Feingold, Portfolio Manager of Fidelity® Select Home Finance Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, Fidelity Select Home Finance Portfolio returned 49.39%, topping both the Goldman Sachs® Financial Services Index, which had a total return of 46.45%, and the S&P 500®. The earnings growth rates of the home finance industry greatly exceeded Wall Street expectations during the period, propelled by heavy mortgage issuance and continued low interest rates that led to wide profit margins for mortgage providers. Performance leaders included New York Community Bancorp, which specializes in loans for multi-family real estate developments in New York and New Jersey, and Golden West Financial, a California-based thrift and a dominant player in the adjustable-rate market. Both stocks were rewarded for exceeding the market's expectations during the period. Sovereign Bancorp, a fast-growing bank in the Northeast, also added to returns, helped by continued improvement in fundamentals as well as by speculation it might be a takeover candidate. Detractors included Freddie Mac and Fannie Mae, two leading government-sponsored mortgage companies. Both stocks underperformed after Freddie Mac announced it had accounting problems that led to the restatement of earnings for the years 2000 through 2002. In addition, the two companies faced increased competition for mortgages from other investors, such as banks.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Home Finance Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Golden West Financial Corp., Delaware	10.4
Fannie Mae	7.8
Sovereign Bancorp, Inc.	5.8
Old Republic International Corp.	5.3
New York Community Bancorp, Inc.	5.2
Fidelity National Financial, Inc.	5.1
Countrywide Financial Corp.	5.1
Banknorth Group, Inc.	4.4
MGIC Investment Corp.	4.4
North Fork Bancorp, Inc., New York	4.2
57.7
Top Industries as of February 29, 2004
% of fund's net assets
Thrifts & Mortgage Finance	65.1%
Commercial Banks	18.4%
Insurance	10.4%
Capital Markets	4.3%
Diversified Financial Services	0.5%
All Others *	1.3%

* Includes short-term investments and net other assets.

Annual Report

Home Finance Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CAPITAL MARKETS - 4.3%
Bank of New York Co., Inc.	104,500	$ 3,448,500
J.P. Morgan Chase & Co.	387,700	15,903,454
TOTAL CAPITAL MARKETS		19,351,954
COMMERCIAL BANKS - 18.4%
Banknorth Group, Inc.	591,275	19,707,196
Charter One Financial, Inc.	333,470	12,078,283
Dime Bancorp, Inc. warrants 12/31/49 (a)	425,000	85,000
IBERIABANK Corp.	75,200	4,677,440
North Fork Bancorp, Inc., New York	449,100	18,965,493
TCF Financial Corp.	165,300	8,592,294
UCBH Holdings, Inc.	132,400	5,163,600
Wells Fargo & Co. New	233,000	13,362,550
TOTAL COMMERCIAL BANKS		82,631,856
DIVERSIFIED FINANCIAL SERVICES - 0.5%
Citigroup, Inc.	41,000	2,060,660
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	31,281	0
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,060,660
INSURANCE - 10.4%
Fidelity National Financial, Inc.	587,666	22,983,617
Old Republic International Corp.	1,002,400	23,656,640
TOTAL INSURANCE		46,640,257
THRIFTS & MORTGAGE FINANCE - 65.1%
Astoria Financial Corp.	356,800	14,393,312
Bank United Corp. Litigation Contingent Payment Rights Trust rights 12/31/04 (a)	126,300	20,208
Countrywide Financial Corp.	247,940	22,718,742
Doral Financial Corp.	434,025	14,808,933
Downey Financial Corp.	36,500	1,964,795
Fannie Mae	466,700	34,955,830
First Niagara Financial Group, Inc.	297,661	4,339,897
FirstFed Financial Corp., Delaware (a)	170,100	7,382,340
Golden West Financial Corp., Delaware	406,500	46,918,231
Greenpoint Financial Corp.	394,300	17,199,366
Hudson City Bancorp, Inc.	306,500	11,910,590
IndyMac Bancorp, Inc.	30,800	1,084,160
MGIC Investment Corp.	296,600	19,628,988
New York Community Bancorp, Inc.	667,937	23,457,947
Northwest Bancorp, Inc.	186,400	4,723,376
People's Bank, Connecticut	158,000	7,102,100
Radian Group, Inc.	194,400	8,495,280
Rainier Pacific Financial Group, Inc.	195,573	3,138,947
Seacoast Financial Services Corp.	74,900	2,575,811
Sovereign Bancorp, Inc.	1,183,200	26,207,880
Staten Island Bancorp, Inc.	106,100	2,580,352

	Shares	Value (Note 1)
W Holding Co., Inc.	128,621	$ 2,577,565
Washington Federal, Inc.	293,920	7,630,163
Webster Financial Corp.	132,800	6,686,480
TOTAL THRIFTS & MORTGAGE FINANCE		292,501,293
TOTAL COMMON STOCKS (Cost $265,115,034)		443,186,020
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 1.08% (b) (Cost $4,843,160)	4,843,160	4,843,160
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $269,958,194)		448,029,180
NET OTHER ASSETS - 0.2%		1,030,559
NET ASSETS - 100%		$ 449,059,739
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $143,557,129 and $173,438,758, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,254 for the period.
Income Tax Information
The fund hereby designates approximately $11,824,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Home Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (cost $269,958,194) - See accompanying schedule		$ 448,029,180
Receivable for investments sold		733,296
Receivable for fund shares sold		812,542
Dividends receivable		543,507
Interest receivable		5,492
Prepaid expenses		1,848
Other receivables		12,897
Total assets		450,138,762

Liabilities
Payable for investments purchased	$ 303,366
Payable for fund shares redeemed	405,064
Accrued management fee	210,846
Transfer agent fee payable	112,354
Other affiliated payables	19,770
Other payables and accrued expenses	27,623
Total liabilities		1,079,023

Net Assets		$ 449,059,739
Net Assets consist of:
Paid in capital		$ 259,068,358
Undistributed net investment income		1,274,249
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,646,146
Net unrealized appreciation (depreciation) on investments		178,070,986
Net Assets, for 6,530,436 shares outstanding		$ 449,059,739
Net Asset Value, offering price and redemption price per share ($449,059,739 ÷ 6,530,436 shares)		$ 68.76

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 8,096,039
Interest		51,804
Security lending		7,601
Total income		8,155,444

Expenses
Management fee	$ 2,204,266
Transfer agent fees	1,674,059
Accounting and security lending fees	237,789
Non-interested trustees' compensation	2,102
Custodian fees and expenses	13,044
Registration fees	29,674
Audit	45,382
Legal	1,976
Miscellaneous	10,279
Total expenses before reductions	4,218,571
Expense reductions	(38,187)	4,180,384
Net investment income (loss)		3,975,060
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	27,601,361
Foreign currency transactions	1,800
Total net realized gain (loss)		27,603,161
Change in net unrealized appreciation (depreciation) on: Investment securities	119,416,875
Assets and liabilities in foreign currencies	(2,409)
Total change in net unrealized appreciation (depreciation)		119,414,466
Net gain (loss)		147,017,627
Net increase (decrease) in net assets resulting from operations		$ 150,992,687
Other Information
Sales charges paid to FDC		$ 91,742
Deferred sales charges withheld by FDC		$ 2,192
Exchange fees withheld by FSC		$ 8,303

See accompanying notes which are an integral part of the financial statements.

Annual Report

Home Finance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,975,060	$ 3,168,804
Net realized gain (loss)	27,603,161	2,330,427
Change in net unrealized appreciation (depreciation)	119,414,466	(54,338,743)
Net increase (decrease) in net assets resulting from operations	150,992,687	(48,839,512)
Distributions to shareholders from net investment income	(2,656,954)	(2,208,881)
Distributions to shareholders from net realized gain	(11,172,622)	(5,002,985)
Total distributions	(13,829,576)	(7,211,866)
Share transactions Net proceeds from sales of shares	112,685,283	281,309,467
Reinvestment of distributions	13,255,067	6,880,481
Cost of shares redeemed	(141,481,607)	(313,781,669)
Net increase (decrease) in net assets resulting from share transactions	(15,541,257)	(25,591,721)
Redemption fees	43,765	258,135
Total increase (decrease) in net assets	121,665,619	(81,384,964)

Net Assets
Beginning of period	327,394,120	408,779,084
End of period (including undistributed net investment income of $1,274,249 and undistributed net investment income of $1,688,459, respectively)	$ 449,059,739	$ 327,394,120
Other Information Shares
Sold	1,876,424	5,150,509
Issued in reinvestment of distributions	212,334	137,922
Redeemed	(2,436,304)	(6,129,829)
Net increase (decrease)	(347,546)	(841,398)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 47.60	$ 52.95	$ 51.82	$ 30.92	$ 42.09
Income from Investment Operations
Net investment income (loss) C	.61	.39	.41	.37	.30
Net realized and unrealized gain (loss)	22.67	(4.77)	4.07	20.73	(10.64)
Total from investment operations	23.28	(4.38)	4.48	21.10	(10.34)
Distributions from net investment income	(.41)	(.30)	(.17)	(.26)	(.19)
Distributions from net realized gain	(1.72)	(.70)	(3.23)	(.07)	(.69)
Total distributions	(2.13)	(1.00)	(3.40)	(.33)	(.88)
Redemption fees added to paid in capital C	.01	.03	.05	.13	.05
Net asset value, end of period	$ 68.76	$ 47.60	$ 52.95	$ 51.82	$ 30.92
Total Return A, B	49.39%	(8.30)%	9.40%	68.78%	(24.88)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.11%	1.14%	1.15%	1.30%	1.39%
Expenses net of voluntary waivers, if any	1.11%	1.14%	1.15%	1.30%	1.39%
Expenses net of all reductions	1.10%	1.11%	1.12%	1.27%	1.37%
Net investment income (loss)	1.05%	.75%	.82%	.87%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 449,060	$ 327,394	$ 408,779	$ 417,589	$ 213,058
Portfolio turnover rate	38%	78%	72%	115%	91%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Insurance Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Insurance	49.04%	12.77%	17.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Insurance Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Insurance Portfolio

Management's Discussion of Fund Performance

Comments from Ian Gutterman, Portfolio Manager of Fidelity® Select Insurance Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

Fidelity Select Insurance Portfolio was up 49.04% during the 12-month period ending February 29, 2004, outperforming the 46.45% return for the Goldman Sachs® Financial Services Index as well as the increase in the S&P 500®. Insurance stocks were among the better-performing groups in the financial services sector, so the fund's concentration in this area helped produce a gain that compared favorably to the sector benchmark. Good security selection also made a contribution to the fund's performance. Life insurance stocks benefited significantly from the rising equity market. Holdings in companies with large life insurance businesses, such as Hartford Financial Services, Lincoln National and Nationwide Financial, all handily outperformed the Goldman Sachs index. Strong pricing power - meaning the ability to raise prices on insurance policies - generally helped property and casualty (P&C) insurance companies produce strong earnings growth. Among the fund's top-performing P&C holdings were ACE Ltd. and Everest Re Group. The portfolio's biggest disappointments were positions that had positive returns but failed to keep up with the average returns of the overall industry. Among these detractors were P&C company XL Capital Ltd., Travelers Property Casualty and PartnerRe.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Insurance Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
American International Group, Inc.	6.3
ACE Ltd.	6.1
Everest Re Group Ltd.	5.1
Hartford Financial Services Group, Inc.	4.7
Allstate Corp.	4.4
The Chubb Corp.	4.0
AFLAC, Inc.	3.7
MetLife, Inc.	3.6
AMBAC Financial Group, Inc.	3.5
Berkshire Hathaway, Inc.	3.2
44.6
Top Industries as of February 29, 2004
% of fund's net assets
Insurance	83.6%
Health Care Providers & Services	2.5%
Thrifts & Mortgage Finance	1.8%
Diversified Financial Services	1.8%
Capital Markets	0.2%
All Others*	10.1%

* Includes short-term investments and net other assets.

Annual Report

Annual Report

Insurance Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 90.1%
	Shares	Value (Note 1)
CAPITAL MARKETS - 0.2%
National Financial Partners Corp.	10,000	$ 321,800
DIVERSIFIED FINANCIAL SERVICES - 1.8%
Leucadia National Corp.	1,100	57,200
Principal Financial Group, Inc.	73,200	2,649,840
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,707,040
HEALTH CARE PROVIDERS & SERVICES - 2.5%
Anthem, Inc. (a)	44,400	3,816,180
INDUSTRIAL CONGLOMERATES - 0.2%
Alleghany Corp.	1,189	279,522
INSURANCE - 83.6%
ACE Ltd.	207,100	9,311,216
AFLAC, Inc.	136,600	5,547,326
Allmerica Financial Corp. (a)	96,573	3,561,612
Allstate Corp.	147,000	6,707,610
AMBAC Financial Group, Inc.	67,150	5,251,130
American Financial Group, Inc., Ohio	2,000	60,160
American International Group, Inc.	129,100	9,553,400
Aon Corp.	26,800	702,964
Arch Capital Group Ltd. (a)	13,300	564,053
Arthur J. Gallagher & Co.	9,200	309,580
Aspen Insurance Holdings Ltd.	15,000	391,500
Axis Capital Holdings Ltd.	50,000	1,525,500
Berkshire Hathaway, Inc.:
Class A (a)	50	4,725,000
Class B (a)	48	150,384
Brown & Brown, Inc.	14,100	520,290
Cincinnati Financial Corp.	32,700	1,472,808
CNA Financial Corp. (a)	2,200	60,500
Endurance Specialty Holdings Ltd.	55,000	1,825,450
Erie Indemnity Co. Class A	400	18,896
Everest Re Group Ltd.	88,700	7,751,493
Fidelity National Financial, Inc.	38,384	1,501,198
Hartford Financial Services Group, Inc.	108,500	7,106,750
HCC Insurance Holdings, Inc.	23,000	744,970
Hilb, Rogal & Hamilton Co.	1,000	36,800
Infinity Property & Casualty Corp.	1,000	32,600
IPC Holdings Ltd.	15,500	603,725
Jefferson-Pilot Corp.	5,650	301,936
John Hancock Financial Services, Inc.	31,900	1,344,266
Lincoln National Corp.	26,500	1,230,395
Markel Corp. (a)	1,100	299,376
Marsh & McLennan Companies, Inc.	80,200	3,848,798
MBIA, Inc.	66,800	4,394,772
Mercury General Corp.	800	40,880
MetLife, Inc.	154,000	5,413,100
Montpelier Re Holdings Ltd.	74,500	2,651,455
Nationwide Financial Services, Inc. Class A	300	11,412
Odyssey Re Holdings Corp.	10,000	266,500

	Shares	Value (Note 1)
Ohio Casualty Corp. (a)	1,800	$ 34,596
Old Republic International Corp.	31,600	745,760
PartnerRe Ltd.	29,400	1,624,056
Philadelphia Consolidated Holding Corp. (a)	4,500	268,110
Phoenix Companies, Inc.	25,000	357,250
Platinum Underwriters Holdings Ltd.	5,200	169,572
Progressive Corp.	900	74,394
Protective Life Corp.	20,600	783,624
Prudential Financial, Inc.	68,200	3,163,798
Reinsurance Group of America, Inc.	5,600	226,520
RenaissanceRe Holdings Ltd.	59,400	3,145,230
RLI Corp.	1,000	40,000
SAFECO Corp.	30,300	1,363,500
Scottish Annuity & Life Holdings Ltd.	32,000	754,560
St. Paul Companies, Inc.	17,100	730,854
StanCorp Financial Group, Inc.	8,600	567,170
The Chubb Corp.	85,029	6,035,358
The MONY Group, Inc. (a)	25,000	787,500
Torchmark Corp.	14,400	750,528
Transatlantic Holdings, Inc.	2,850	245,300
Travelers Property Casualty Corp.:
Class A	149,000	2,705,840
Class B	101,800	1,856,832
UICI (a)	21,800	297,352
UnumProvident Corp.	90,235	1,337,283
USI Holdings Corp. (a)	10,000	135,600
W.R. Berkley Corp.	53,775	2,239,729
Willis Group Holdings Ltd.	88,600	3,397,810
XL Capital Ltd. Class A	41,500	3,181,390
Zenith National Insurance Corp.	500	20,030
TOTAL INSURANCE		126,879,351
THRIFTS & MORTGAGE FINANCE - 1.8%
MGIC Investment Corp.	16,100	1,065,498
Radian Group, Inc.	18,400	804,080
The PMI Group, Inc.	23,400	926,640
TOTAL THRIFTS & MORTGAGE FINANCE		2,796,218
TOTAL COMMON STOCKS (Cost $100,346,784)		136,800,111
Money Market Funds - 9.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b) (Cost $14,343,956)	14,343,956	$ 14,343,956
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $114,690,740)		151,144,067
NET OTHER ASSETS - 0.5%	731,239
NET ASSETS - 100%	$ 151,875,306
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $69,591,732 and $59,470,665, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,835 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.8%
Bermuda	21.7%
Others (individually less than 1%)	0.5%
100.0%
Income Tax Information
The fund hereby designates approximately $2,707,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (cost $114,690,740) - See accompanying schedule		$ 151,144,067
Receivable for fund shares sold		1,212,944
Dividends receivable		117,047
Interest receivable		11,898
Prepaid expenses		498
Other affiliated receivables		371
Other receivables		4,738
Total assets		152,491,563

Liabilities
Payable for investments purchased	$ 68,139
Payable for fund shares redeemed	414,267
Accrued management fee	66,531
Transfer agent fee payable	35,106
Other affiliated payables	5,856
Other payables and accrued expenses	26,358
Total liabilities		616,257

Net Assets		$ 151,875,306
Net Assets consist of:
Paid in capital		$ 114,125,987
Undistributed net investment income		20,216
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,275,776
Net unrealized appreciation (depreciation) on investments		36,453,327
Net Assets, for 2,545,297 shares outstanding		$ 151,875,306
Net Asset Value, offering price and redemption price per share ($151,875,306 ÷ 2,545,297 shares)		$ 59.67

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 1,407,241
Interest		64,795
Security lending		3,791
Total income		1,475,827

Expenses
Management fee	$ 614,719
Transfer agent fees	556,996
Accounting and security lending fees	66,875
Non-interested trustees' compensation	531
Custodian fees and expenses	8,425
Registration fees	20,244
Audit	44,176
Legal	499
Miscellaneous	2,086
Total expenses before reductions	1,314,551
Expense reductions	(11,133)	1,303,418
Net investment income (loss)		172,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,957,647
Foreign currency transactions	(46)
Total net realized gain (loss)		5,957,601
Change in net unrealized appreciation (depreciation) on investment securities		35,139,034
Net gain (loss)		41,096,635
Net increase (decrease) in net assets resulting from operations		$ 41,269,044
Other Information
Sales charges paid to FDC		$ 75,440
Deferred sales charges withheld by FDC		$ 764
Exchange fees withheld by FSC		$ 2,618

See accompanying notes which are an integral part of the financial statements.

Annual Report

Insurance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 172,409	$ 59,045
Net realized gain (loss)	5,957,601	714,099
Change in net unrealized appreciation (depreciation)	35,139,034	(23,736,041)
Net increase (decrease) in net assets resulting from operations	41,269,044	(22,962,897)
Distributions to shareholders from net investment income	(152,145)	(248,409)
Distributions to shareholders from net realized gain	(2,453,342)	(3,934,303)
Total distributions	(2,605,487)	(4,182,712)
Share transactions Net proceeds from sales of shares	88,536,944	95,872,748
Reinvestment of distributions	2,513,948	4,033,379
Cost of shares redeemed	(66,028,898)	(127,910,409)
Net increase (decrease) in net assets resulting from share transactions	25,021,994	(28,004,282)
Redemption fees	39,257	87,865
Total increase (decrease) in net assets	63,724,808	(55,062,026)
Net Assets
Beginning of period	88,150,498	143,212,524
End of period (including undistributed net investment income of $20,216 and undistributed net investment income of $49,282, respectively)	$ 151,875,306	$ 88,150,498
Other Information Shares
Sold	1,674,481	1,983,851
Issued in reinvestment of distributions	46,920	82,208
Redeemed	(1,322,766)	(2,738,825)
Net increase (decrease)	398,635	(672,766)

Financial Highlights

Years ended February 28,	2004E	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 41.06	$ 50.79	$ 47.12	$ 27.64	$ 42.14
Income from Investment Operations
Net investment income (loss) C	.08	.02	.13	.28	(.05)
Net realized and unrealized gain (loss)	19.88	(8.14)	3.83	19.76	(7.92)
Total from investment operations	19.96	(8.12)	3.96	20.04	(7.97)
Distributions from net investment income	(.08)	(.09)	(.03)	(.12)	-
Distributions from net realized gain	(1.29)	(1.55)	(.30)	(.65)	(6.60)
Total distributions	(1.37)	(1.64)	(.33)	(.77)	(6.60)
Redemption fees added to paid in capitalC	.02	.03	.04	.21	.07
Net asset value, end of period	$ 59.67	$ 41.06	$ 50.79	$ 47.12	$ 27.64
Total ReturnA,B	49.04%	(16.41)%	8.56%	73.17%	(22.12)%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.24%	1.26%	1.20%	1.20%	1.39%
Expenses net of voluntary waivers, if any	1.24%	1.26%	1.20%	1.20%	1.39%
Expenses net of all reductions	1.23%	1.24%	1.17%	1.16%	1.36%
Net investment income (loss)	.16%	.05%	.28%	.66%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,875	$ 88,150	$ 143,213	$ 142,149	$ 29,521
Portfolio turnover rate	59%	95%	104%	175%	107%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BTotal returns do not include the effect of the former sales charges. CCalculated based on average shares outstanding during the period. DExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. EFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Biotechnology Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Biotechnology	44.17%	7.69%	11.64%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Biotechnology Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Biotechnology Portfolio

Management's Discussion of Fund Performance

Comments from Andraz Razen, Portfolio Manager of Fidelity® Select Biotechnology Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

Fidelity Select Biotechnology Portfolio benefited not only from the rally in the U.S. stock market, but also from a number of positive developments for several leading companies within the industry that drove strong returns during the first half of the period and led to its solid overall return. The fund gained 44.17% for the 12-month period ending February 29, 2004, outperforming its benchmark, the Goldman Sachs® Health Care Index, which returned 30.76%, as well as the Standard & Poor's 500 Index, which returned 38.52%. The fund's performance was driven by the strong gains of several top holdings. Genentech had successful clinical trial data on its cancer drug, Avastin, while Gilead Sciences had an increase in sales of its HIV drug, Viread, and received FDA approval in July to market another HIV drug, Emtriva. Genzyme saw increased profits from Cerezyme, a treatment for Gaucher disease, and Renegal, a kidney dialysis treatment. MedImmune detracted from performance due to disappointing financial results, while Amgen underperformed because investors were concerned about the company's future prospects for growth.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Biotechnology Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Genentech, Inc.	14.5
Biogen Idec, Inc.	8.0
Gilead Sciences, Inc.	7.6
Genzyme Corp. - General Division	7.0
Cephalon, Inc.	6.0
Millennium Pharmaceuticals, Inc.	5.9
Celgene Corp.	4.9
MedImmune, Inc.	4.4
Amgen, Inc.	4.0
Invitrogen Corp.	3.8
66.1
Top Industries as of February 29, 2004
% of fund's net assets
Biotechnology	92.5%
Pharmaceuticals	6.8%
Health Care Equipment & Supplies	0.4%
Health Care Providers & Services	0.1%
All Others*	0.2%

* Includes short-term investments and net other assets.

Annual Report

Biotechnology Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 91.8%
Abgenix, Inc. (a)	899,300	$ 13,255,682
Actelion Ltd. (Reg.) (a)	553,574	64,909,643
Affymetrix, Inc. (a)	1,319,500	44,849,805
Alkermes, Inc. (a)	2,234,057	31,835,312
Amgen, Inc. (a)	1,233,400	78,357,902
Amylin Pharmaceuticals, Inc. (a)	238,100	5,457,252
Biogen Idec, Inc. (a)	2,799,742	155,245,694
BioMarin Pharmaceutical, Inc. (a)	1,925,800	14,732,370
Celgene Corp. (a)	2,322,915	95,216,286
Cell Genesys, Inc. (a)	800	11,296
Celltech Group PLC (a)	258,300	1,953,463
Cephalon, Inc. (a)	1,969,340	116,840,942
Chiron Corp. (a)	555,000	27,145,050
Dendreon Corp. (a)	987,500	13,588,000
Enzon Pharmaceuticals, Inc. (a)	614,300	10,492,244
Genentech, Inc. (a)	2,610,000	281,592,901
Genzyme Corp. - General Division (a)	2,692,300	136,714,994
Gilead Sciences, Inc. (a)	2,715,100	147,185,571
Harvard Bioscience, Inc. (a)	11,600	99,876
Human Genome Sciences, Inc. (a)	366,500	4,672,875
ICOS Corp. (a)	733,600	28,082,208
ImClone Systems, Inc. (a)	663,400	27,849,532
ImmunoGen, Inc. (a)	846,300	5,873,322
Immunomedics, Inc. (a)	782,200	3,316,528
Invitrogen Corp. (a)	1,011,354	74,536,790
Ligand Pharmaceuticals, Inc. Class B (a)	1,533,400	23,599,026
Medarex, Inc. (a)	771,000	6,900,450
MedImmune, Inc. (a)	3,350,120	86,064,583
Millennium Pharmaceuticals, Inc. (a)	6,489,362	115,575,537
Myogen, Inc.	187,000	2,900,744
Neurocrine Biosciences, Inc. (a)	688,200	38,263,920
NPS Pharmaceuticals, Inc. (a)	391,300	11,727,261
Pharmion Corp.	213,796	4,833,928
Protein Design Labs, Inc. (a)	1,447,030	34,728,720
Regeneron Pharmaceuticals, Inc. (a)	432,200	6,145,884
Rigel Pharmaceuticals, Inc. (a)	48,705	948,773
Seattle Genetics, Inc. (a)	792,800	7,809,080
Serologicals Corp. (a)	885,400	16,503,856
Tanox, Inc. (a)	334,600	5,527,592
Techne Corp. (a)	600,100	24,298,049
Telik, Inc. (a)	277,200	6,519,744
Transkaryotic Therapies, Inc. (a)	145,300	1,753,771
Vicuron Pharmaceuticals, Inc. (a)	48,700	1,143,476
XOMA Ltd. (a)	1,542,100	9,252,600
TOTAL BIOTECHNOLOGY		1,788,312,532

	Shares	Value (Note 1)
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Epix Medical, Inc. (a)	114,400	$ 2,410,408
Fisher Scientific International, Inc. (a)	100,400	5,346,300
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		7,756,708
HEALTH CARE PROVIDERS & SERVICES - 0.1%
U.S. Oncology, Inc. (a)	163,300	2,033,085
PHARMACEUTICALS - 6.8%
Elan Corp. PLC sponsored ADR (a)	3,198,500	46,122,370
Guilford Pharmaceuticals, Inc. (a)	918,200	7,051,776
Medicines Co. (a)	611,000	16,594,760
MGI Pharma, Inc. (a)	272,500	13,385,200
Sepracor, Inc. (a)	1,283,200	36,468,544
Shire Pharmaceuticals Group PLC sponsored ADR (a)	422,600	13,066,792
SkyePharma PLC (a)	304,800	361,422
TOTAL PHARMACEUTICALS		133,050,864
TOTAL COMMON STOCKS (Cost $1,454,059,890)		1,931,153,189
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
BIOTECHNOLOGY - 0.3%
Xenon Genetics, Inc. Series E (d)	981,626	6,056,632
Nonconvertible Preferred Stocks - 0.1%
BIOTECHNOLOGY - 0.1%
Geneprot, Inc. Series A (d)	180,000	630,000
TOTAL PREFERRED STOCKS (Cost $7,714,138)		6,686,632
Convertible Bonds - 0.3%
Principal Amount
BIOTECHNOLOGY - 0.3%
Cell Therapeutics, Inc. 5.75% 6/15/08 (c) (Cost $7,500,000)	$ 7,500,000	5,625,000
Money Market Funds - 8.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	5,988,679	$ 5,988,679
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	162,052,575	162,052,575
TOTAL MONEY MARKET FUNDS (Cost $168,041,254)		168,041,254
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $1,637,315,282)		2,111,506,075
NET OTHER ASSETS - (8.4)%		(162,931,939)
NET ASSETS - 100%		$ 1,948,574,136
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,625,000 or 0.3% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,686,632 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 990,000
Xenon Genetics, Inc. Series E	3/23/01	$ 6,724,138
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $879,762,794 and $830,639,338, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,084 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $13,836,500. The weighted average interest rate was 1.14%. At period end there were no interfund loans outstanding.

Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $1,049,360,000 of which $266,016,000 and $783,344,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $158,880,772) (cost $1,637,315,282) - See accompanying schedule		$ 2,111,506,075
Receivable for investments sold		3,012,292
Receivable for fund shares sold		2,108,548
Dividends receivable		48,834
Interest receivable		106,466
Prepaid expenses		9,437
Other affiliated receivables		136
Other receivables		239,775
Total assets		2,117,031,563

Liabilities
Payable for investments purchased	$ 2,783,672
Payable for fund shares redeemed	1,997,979
Accrued management fee	920,117
Other affiliated payables	665,484
Other payables and accrued expenses	37,600
Collateral on securities loaned, at value	162,052,575
Total liabilities		168,457,427

Net Assets		$ 1,948,574,136
Net Assets consist of:
Paid in capital		$ 2,536,274,982
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,061,891,639)
Net unrealized appreciation (depreciation) on investments		474,190,793
Net Assets, for 35,180,402 shares outstanding		$ 1,948,574,136
Net Asset Value, offering price and redemption price per share ($1,948,574,136 ÷ 35,180,402 shares)		$ 55.39

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 971,749
Interest		3,117,428
Security lending		831,089
Total income		4,920,266

Expenses
Management fee	$ 10,729,447
Transfer agent fees	9,792,093
Accounting and security lending fees	871,642
Non-interested trustees' compensation	7,393
Custodian fees and expenses	58,498
Registration fees	37,164
Audit	53,035
Legal	7,818
Interest	877
Miscellaneous	71,184
Total expenses before reductions	21,629,151
Expense reductions	(391,277)	21,237,874
Net investment income (loss)		(16,317,608)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	210,616,415
Foreign currency transactions	(8,816)
Total net realized gain (loss)		210,607,599
Change in net unrealized appreciation (depreciation) on: Investment securities	445,811,527
Assets and liabilities in foreign currencies	1,699
Total change in net unrealized appreciation (depreciation)		445,813,226
Net gain (loss)		656,420,825
Net increase (decrease) in net assets resulting from operations		$ 640,103,217
Other Information
Sales charges paid to FDC		$ 962,665
Deferred sales charges withheld by FDC		$ 19,652
Exchange fees withheld by FSC		$ 36,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Biotechnology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (16,317,608)	$ (14,873,907)
Net realized gain (loss)	210,607,599	(730,143,036)
Change in net unrealized appreciation (depreciation)	445,813,226	75,786,232
Net increase (decrease) in net assets resulting from operations	640,103,217	(669,230,711)
Share transactions Net proceeds from sales of shares	407,057,700	346,674,008
Cost of shares redeemed	(583,228,963)	(627,547,544)
Net increase (decrease) in net assets resulting from share transactions	(176,171,263)	(280,873,536)
Redemption fees	339,354	572,165
Total increase (decrease) in net assets	464,271,308	(949,532,082)

Net Assets
Beginning of period	1,484,302,828	2,433,834,910
End of period (including undistributed net investment income of $0 and $104,900, respectively)	$ 1,948,574,136	$ 1,484,302,828
Other Information Shares
Sold	8,488,917	8,420,251
Redeemed	(11,938,480)	(15,303,113)
Net increase (decrease)	(3,449,563)	(6,882,862)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 38.42	$ 53.48	$ 71.46	$ 107.27	$ 41.35
Income from Investment Operations
Net investment income (loss) C	(.43)	(.36)	(.42)	(.32)	(.30)
Net realized and unrealized gain (loss)	17.39	(14.71)	(17.59)	(33.51)	68.93
Total from investment operations	16.96	(15.07)	(18.01)	(33.83)	68.63
Distributions from net realized gain	-	-	-	(1.70)	(2.82)
Distributions in excess of net realized gain	-	-	-	(.41)	-
Total distributions	-	-	-	(2.11)	(2.82)
Redemption fees added to paid in capital C	.01	.01	.03	.13	.11
Net asset value, end of period	$ 55.39	$ 38.42	$ 53.48	$ 71.46	$ 107.27
Total Return A,B	44.17%	(28.16)%	(25.16)%	(31.61)%	173.22%
Ratios to Average Net Assets D
Expenses before expense reductions	1.17%	1.29%	1.11%	1.01%	1.16%
Expenses net of voluntary waivers, if any	1.17%	1.29%	1.11%	1.01%	1.16%
Expenses net of all reductions	1.15%	1.24%	1.09%	1.00%	1.15%
Net investment income (loss)	(.88)%	(.87)%	(.67)%	(.37)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,948,574	$ 1,484,303	$ 2,433,835	$ 3,516,830	$ 5,292,350
Portfolio turnover rate	50%	73%	96%	74%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Health Care Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Health Care	24.11%	2.17%	15.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Health Care Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Health Care Portfolio

Management's Discussion of Fund Performance

Comments from Sam Peters, who became Portfolio Manager of Fidelity® Select Health Care Portfolio on February 1, 2004

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12-month period that ended February 29, 2004, the fund posted a gain of 24.11%, underperforming the Goldman Sachs® Health Care Index, which returned 30.76%, and the S&P 500®. Although health care stocks posted solid absolute performance, they did not fare as well as the overall stock market, which regained some of the ground it lost during the downturn of the past three years. The fund's overweighted position in pharmaceutical stocks and underweighting in biotech stocks led it to underperform the Goldman Sachs index. Looking at detractors from performance, Johnson & Johnson's stock was hurt by the troubled launch of its Cypher drug-coated coronary stent as well as by concerns about competition in its pharmaceutical business. Baxter International, a leading maker of intravenous supplies, hurt performance because of increased sales pressure on its top-selling clotting agent, Recombinate, which is used to treat hemophilia patients. Medtronic's stock declined as a result of the market's concerns about the sustainability of the company's ICD - Implantable Cardioverter Defibrillator - business as more competitors enter the marketplace. On the positive side, St. Jude Medical added to fund performance, benefiting from its ICD product launch anticipated to take place in mid-2004. Boston Scientific also helped performance as it continued to prosper from its expected drug-coated stent product launch. Angiotech Pharmaceuticals also contributed to fund performance. The company produces surgical products coated with Paclitaxel, a drug with anti-inflammatory properties, and has partnered with Boston Scientific on its drug-coated stent products.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Health Care Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Johnson & Johnson	9.9
Pfizer, Inc.	7.9
Medtronic, Inc.	6.4
Eli Lilly & Co.	5.4
Genentech, Inc.	5.3
Merck & Co., Inc.	5.0
Abbott Laboratories	4.5
Amgen, Inc.	4.4
Baxter International, Inc.	4.3
Boston Scientific Corp.	4.1
57.2
Top Industries as of February 29, 2004
% of fund's net assets
Pharmaceuticals	44.3%
Health Care Equipment & Supplies	22.4%
Biotechnology	16.4%
Health Care Providers & Services	15.5%
Personal Products	0.2%
All Others*	1.2%

* Includes short-term investments and net other assets.

Annual Report

Health Care Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 16.4%
Alkermes, Inc. (a)	1,073,700	$ 15,300,225
Amgen, Inc. (a)	1,424,900	90,523,897
Angiotech Pharmaceuticals, Inc. (a)	100,000	2,572,167
Biogen Idec, Inc. (a)	411,700	22,828,765
Celgene Corp. (a)	236,500	9,694,135
Genentech, Inc. (a)	996,200	107,480,018
Genzyme Corp. - General Division (a)	400,600	20,342,468
Gilead Sciences, Inc. (a)	272,800	14,788,488
ImClone Systems, Inc. (a)	112,900	4,739,542
MedImmune, Inc. (a)	420,370	10,799,305
Millennium Pharmaceuticals, Inc. (a)	1,169,600	20,830,576
Neurocrine Biosciences, Inc. (a)	200,600	11,153,360
Protein Design Labs, Inc. (a)	136,500	3,276,000
TOTAL BIOTECHNOLOGY		334,328,946
HEALTH CARE EQUIPMENT & SUPPLIES - 22.4%
Alcon, Inc.	364,200	22,893,612
Baxter International, Inc.	3,022,800	88,023,936
Biomet, Inc.	1,082,100	42,180,258
Boston Scientific Corp. (a)	2,068,000	84,477,800
Edwards Lifesciences Corp. (a)	712,800	22,952,160
Epix Medical, Inc. (a)	91,900	1,936,333
Kinetic Concepts, Inc.	2,300	92,805
Medtronic, Inc.	2,765,704	129,711,518
ResMed, Inc. (a)	153,700	7,233,122
Respironics, Inc. (a)	137,300	7,182,163
St. Jude Medical, Inc. (a)	674,400	48,995,160
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		455,678,867
HEALTH CARE PROVIDERS & SERVICES - 15.5%
Aetna, Inc.	165,300	13,354,587
Caremark Rx, Inc. (a)	1,210,930	39,064,602
Coventry Health Care, Inc. (a)	256,500	11,175,705
DaVita, Inc. (a)	112,600	5,124,426
HCA, Inc.	510,100	21,689,452
Health Management Associates, Inc. Class A	501,100	11,169,519
Henry Schein, Inc. (a)	274,200	19,605,300
Humana, Inc. (a)	292,700	6,415,984
IMS Health, Inc.	444,200	11,007,276
Laboratory Corp. of America Holdings (a)	237,800	9,319,382
Omnicare, Inc.	393,900	18,143,034
PacifiCare Health Systems, Inc. (a)	779,400	27,824,580
Patterson Dental Co. (a)	58,900	3,991,653
Quest Diagnostics, Inc.	138,600	11,485,782
Tenet Healthcare Corp. (a)	823,000	9,892,460

	Shares	Value (Note 1)
UnitedHealth Group, Inc.	1,302,400	$ 80,748,800
WebMD Corp. (a)	1,946,400	16,661,184
TOTAL HEALTH CARE PROVIDERS & SERVICES		316,673,726
PERSONAL PRODUCTS - 0.2%
NBTY, Inc. (a)	100,600	3,345,956
PHARMACEUTICALS - 44.3%
Abbott Laboratories	2,145,800	91,840,240
Allergan, Inc.	248,200	21,727,428
Barr Pharmaceuticals, Inc. (a)	140,000	10,837,400
Eli Lilly & Co.	1,490,400	110,200,176
Endo Pharmaceuticals Holdings, Inc. (a)	205,500	4,987,485
Forest Laboratories, Inc. (a)	656,800	49,575,264
Hollis-Eden Pharmaceutcals, Inc. (a)	660,000	8,646,000
IVAX Corp. (a)	540,300	12,027,078
Johnson & Johnson	3,741,964	201,729,278
King Pharmaceuticals, Inc. (a)	388,800	7,492,176
Merck & Co., Inc.	2,110,000	101,448,800
Novartis AG sponsored ADR	236,400	10,437,060
Perrigo Co.	342,600	6,694,404
Pfizer, Inc.	4,371,810	160,226,837
Schering-Plough Corp.	2,616,900	46,999,524
Sepracor, Inc. (a)	136,000	3,865,120
Watson Pharmaceuticals, Inc. (a)	239,200	10,984,064
Wyeth	1,061,070	41,912,265
TOTAL PHARMACEUTICALS		901,630,599
TOTAL COMMON STOCKS (Cost $1,461,090,351)		2,011,658,094
Nonconvertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (c) (Cost $610,500)	111,000	388,500
Money Market Funds - 0.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	16,713,190	$ 16,713,190
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	94,500	94,500
TOTAL MONEY MARKET FUNDS (Cost $16,807,690)		16,807,690
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,478,508,541)	2,028,854,284
NET OTHER ASSETS - 0.3%	6,928,102
NET ASSETS - 100%	$ 2,035,782,386
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $388,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 610,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,933,806,578 and $2,058,944,972, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57,009 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $6,407,000. The weighted average interest rate was 1.18%. At period end, there were no interfund loans outstanding.

Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $70,936,000 of which $67,712,000 and $3,224,000 will expire on February 28, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $91,700) (cost $1,478,508,541) - See accompanying schedule		$ 2,028,854,284
Receivable for investments sold		7,085,667
Receivable for fund shares sold		1,581,606
Dividends receivable		2,668,111
Interest receivable		22,775
Prepaid expenses		9,434
Other affiliated receivables		8,777
Other receivables		337,134
Total assets		2,040,567,788

Liabilities
Payable for investments purchased	$ 337,709
Payable for fund shares redeemed	2,715,643
Accrued management fee	985,182
Transfer agent fee payable	507,389
Other affiliated payables	110,684
Other payables and accrued expenses	34,295
Collateral on securities loaned, at value	94,500
Total liabilities		4,785,402

Net Assets		$ 2,035,782,386
Net Assets consist of:
Paid in capital		$ 1,562,524,261
Undistributed net investment income		250,710
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,347,160)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		550,354,575
Net Assets, for 16,503,419 shares outstanding		$ 2,035,782,386
Net Asset Value, offering price and redemption price per share ($2,035,782,386 ÷ 16,503,419 shares)		$ 123.36

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 20,795,734
Interest		395,765
Security lending		57,047
Total income		21,248,546

Expenses
Management fee	$ 11,099,447
Transfer agent fees	7,415,343
Accounting and security lending fees	870,931
Non-interested trustees' compensation	9,799
Appreciation in deferred trustee compensation account	780
Custodian fees and expenses	50,287
Registration fees	45,378
Audit	52,216
Legal	10,875
Interest	210
Miscellaneous	44,230
Total expenses before reductions	19,599,496
Expense reductions	(604,727)	18,994,769
Net investment income (loss)		2,253,777
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	110,984,828
Foreign currency transactions	18,868
Total net realized gain (loss)		111,003,696
Change in net unrealized appreciation (depreciation) on: Investment securities	294,478,321
Assets and liabilities in foreign currencies	3,851
Total change in net unrealized appreciation (depreciation)		294,482,172
Net gain (loss)		405,485,868
Net increase (decrease) in net assets resulting from operations		$ 407,739,645
Other Information
Sales charges paid to FDC		$ 522,632
Deferred sales charges withheld by FDC		$ 64,322
Exchange fees withheld by FSC		$ 21,465

See accompanying notes which are an integral part of the financial statements.

Annual Report

Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,253,777	$ 4,399,316
Net realized gain (loss)	111,003,696	(174,907,602)
Change in net unrealized appreciation (depreciation)	294,482,172	(203,717,278)
Net increase (decrease) in net assets resulting from operations	407,739,645	(374,225,564)
Distributions to shareholders from net investment income	(3,051,688)	(3,690,576)
Distributions to shareholders from net realized gain	-	(46,584,247)
Total distributions	(3,051,688)	(50,274,823)
Share transactions Net proceeds from sales of shares	256,547,117	298,590,394
Reinvestment of distributions	2,870,563	47,403,253
Cost of shares redeemed	(376,879,228)	(540,624,899)
Net increase (decrease) in net assets resulting from share transactions	(117,461,548)	(194,631,252)
Redemption fees	97,353	178,410
Total increase (decrease) in net assets	287,323,762	(618,953,229)
Net Assets
Beginning of period	1,748,458,624	2,367,411,853
End of period (including undistributed net investment income of $250,710 and undistributed net investment income of $1,531,012, respectively)	$ 2,035,782,386	$ 1,748,458,624
Other Information Shares
Sold	2,262,268	2,824,688
Issued in reinvestment of distributions	25,993	409,763
Redeemed	(3,347,387)	(5,169,082)
Net increase (decrease)	(1,059,126)	(1,934,631)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 99.56	$ 121.42	$ 134.00	$ 130.79	$ 137.60
Income from Investment Operations
Net investment income (loss) C	.13	.23	.17	.30	.15
Net realized and unrealized gain (loss)	23.84	(19.48)	(12.45)	21.72	.90
Total from investment operations	23.97	(19.25)	(12.28)	22.02	1.05
Distributions from net investment income	(.18)	(.20)	(.13)	(.24)	(.08)
Distributions from net realized gain	-	(2.42)	(.19)	(18.63)	(7.85)
Total distributions	(.18)	(2.62)	(.32)	(18.87)	(7.93)
Redemption fees added to paid in capital C	.01	.01	.02	.06	.07
Net asset value, end of period	$ 123.36	$ 99.56	$ 121.42	$ 134.00	$ 130.79
Total Return A,B	24.11%	(16.14)%	(9.15)%	16.40%	1.15%
Ratios to Average Net Assets D
Expenses before expense reductions	1.02%	1.05%	.99%	.98%	1.07%
Expenses net of voluntary waivers, if any	1.02%	1.05%	.99%	.98%	1.07%
Expenses net of all reductions	.99%	.99%	.96%	.97%	1.05%
Net investment income (loss)	.12%	.22%	.13%	.21%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,035,782	$ 1,748,459	$ 2,367,412	$ 2,755,457	$ 2,365,063
Portfolio turnover rate	104%	139%	135%	78%	70%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BTotal returns do not include the effect of the former sales charges. CCalculated based on average shares outstanding during the period. DExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. EFor the year ended February 29.

Health Care Sector

See accompanying notes which are an integral part of the financial statements.

Medical Delivery Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Medical Delivery	43.43%	11.42%	10.11%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Medical Delivery Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Medical Delivery Portfolio

Management's Discussion of Fund Performance

Comments from Jonathan Zang, Portfolio Manager of Fidelity® Select Medical Delivery Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12-month period ending February 29, 2004, the fund returned 43.43%, outperforming the Goldman Sachs® Health Care Index, which was up 30.76%, and the S&P 500®. The fund's managed care stocks helped its performance relative to its sector benchmark considerably, while its hospital issues generally performed poorly. HealthSouth was the top absolute contributor for the year and grew into one of the fund's largest holdings by period end. PacifiCare and Humana, two managed care companies with substantial exposure to Medicare HMOs, also rose sharply in the second half of the year in anticipation of passage of the Medicare bill. Turning to detractors, hospital stocks were hurt by weakening admissions growth during the period. Fund holdings HCA and Triad Hospitals lost ground along with the rest of their industry due to this slowing growth, and they revised their earnings outlooks downward. Problems at Tenet Healthcare continued to surface following an FBI raid at one of its hospitals and the company's admission last year that it was taking advantage of a loophole in the Medicare reimbursement system.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Medical Delivery Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
UnitedHealth Group, Inc.	13.1
PacifiCare Health Systems, Inc.	11.8
Lincare Holdings, Inc.	11.4
HealthSouth Corp.	9.5
Coventry Health Care, Inc.	4.7
Humana, Inc.	4.7
Caremark Rx, Inc.	4.7
AdvancePCS Class A	4.6
Apria Healthcare Group, Inc.	4.2
Health Management Associates, Inc. Class A	3.8
72.5
Top Industries as of February 29, 2004
% of fund's net assets
Health Care Providers & Services	97.4%
All Others*	2.6%

* Includes short-term investments and net other assets.

Annual Report

Medical Delivery Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (Note 1)
HEALTH CARE PROVIDERS & SERVICES - 97.4%
Accredo Health, Inc. (a)	76,900	$ 2,744,561
AdvancePCS Class A (a)	140,000	9,660,000
Aetna, Inc.	34,800	2,811,492
American Healthways, Inc. (a)	262,248	7,400,639
AMERIGROUP Corp. (a)	90,400	3,834,768
Apria Healthcare Group, Inc. (a)	285,800	8,934,108
Caremark Rx, Inc. (a)	305,000	9,839,300
Centene Corp. (a)	141,000	4,266,660
Community Health Systems, Inc. (a)	214,700	6,022,335
Coventry Health Care, Inc. (a)	229,100	9,981,887
Health Management Associates, Inc. Class A	356,017	7,935,619
HealthSouth Corp. (a)	4,330,380	19,919,748
Humana, Inc. (a)	453,900	9,949,488
Lincare Holdings, Inc. (a)	738,300	23,876,622
Mariner Health Care, Inc. (a)	25,800	561,150
Matria Healthcare, Inc. (a)	266,900	7,886,895
Molina Healthcare, Inc.	75,500	2,393,350
Omnicare, Inc.	85,000	3,915,100
PacifiCare Health Systems, Inc. (a)	694,186	24,782,440
Priority Healthcare Corp. Class B (a)	97,900	2,163,590
Sierra Health Services, Inc. (a)	90,100	3,012,043
Tenet Healthcare Corp. (a)	230,000	2,764,600
U.S. Oncology, Inc. (a)	63,600	791,820
UnitedHealth Group, Inc.	442,814	27,454,467
Universal Health Services, Inc. Class B	36,500	1,968,445
TOTAL COMMON STOCKS (Cost $176,695,370)		204,871,127
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.08% (b)	2,848,958	2,848,958
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	196,000	196,000
TOTAL MONEY MARKET FUNDS (Cost $3,044,958)		3,044,958
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1%, dated 2/27/04 due 3/1/04) (Cost $31,000)	$ 31,003	31,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $179,771,328)		207,947,085
NET OTHER ASSETS - 1.1%		2,308,235
NET ASSETS - 100%		$ 210,255,320
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $303,207,900 and $250,030,210, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,632 for the period.
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $30,293,000 of which $18,216,000, $3,617,000, $29,000 and $8,431,000 will expire on February 29, 2008, February 28, 2009, February 28, 2010 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $196,630 and repurchase agreements of $31,000)(cost $179,771,328) - See accompanying schedule		$ 207,947,085
Cash		572
Receivable for investments sold		459,877
Receivable for fund shares sold		2,465,572
Dividends receivable		15,333
Interest receivable		4,153
Prepaid expenses		499
Other affiliated receivables		9
Other receivables		123,970
Total assets		211,017,070

Liabilities
Payable for fund shares redeemed	$ 376,437
Accrued management fee	98,256
Transfer agent fee payable	54,004
Other affiliated payables	9,457
Other payables and accrued expenses	27,596
Collateral on securities loaned, at value	196,000
Total liabilities		761,750

Net Assets		$ 210,255,320
Net Assets consist of:
Paid in capital		$ 212,499,117
Accumulated undistributed net realized gain (loss) on investments		(30,419,554)
Net unrealized appreciation (depreciation) on investments		28,175,757
Net Assets, for 6,417,483 shares outstanding		$ 210,255,320
Net Asset Value, offering price and redemption price per share ($210,255,320 ÷ 6,417,483 shares)		$ 32.76

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 62,107
Interest		79,382
Security lending		20,254
Total income		161,743

Expenses
Management fee	$ 747,049
Transfer agent fees	744,540
Accounting and security lending fees	79,918
Non-interested trustees' compensation	682
Custodian fees and expenses	11,184
Registration fees	39,248
Audit	44,844
Legal	1,048
Miscellaneous	2,826
Total expenses before reductions	1,671,339
Expense reductions	(84,182)	1,587,157
Net investment income (loss)		(1,425,414)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		19,504,194
Change in net unrealized appreciation (depreciation) on investment securities		28,933,358
Net gain (loss)		48,437,552
Net increase (decrease) in net assets resulting from operations		$ 47,012,138
Other Information
Sales charges paid to FDC		$ 55,381
Deferred sales charges withheld by FDC		$ 1,863
Exchange fees withheld by FSC		$ 7,860

See accompanying notes which are an integral part of the financial statements.

Annual Report

Medical Delivery Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,425,414)	$ (1,900,412)
Net realized gain (loss)	19,504,194	(6,812,671)
Change in net unrealized appreciation (depreciation)	28,933,358	(38,929,539)
Net increase (decrease) in net assets resulting from operations	47,012,138	(47,642,622)
Share transactions Net proceeds from sales of shares	178,798,464	372,528,556
Cost of shares redeemed	(133,289,649)	(347,092,411)
Net increase (decrease) in net assets resulting from share transactions	45,508,815	25,436,145
Redemption fees	99,420	589,558
Total increase (decrease) in net assets	92,620,373	(21,616,919)

Net Assets
Beginning of period	117,634,947	139,251,866
End of period	$ 210,255,320	$ 117,634,947
Other Information Shares
Sold	6,230,519	12,376,967
Redeemed	(4,963,649)	(12,483,749)
Net increase (decrease)	1,266,870	(106,782)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.84	$ 26.49	$ 25.74	$ 15.34	$ 19.08
Income from Investment Operations
Net investment income (loss) C	(.30)	(.28)	(.20)	(.10)	(.18)
Net realized and unrealized gain (loss)	10.20	(3.46)	.91	10.39	(3.61)
Total from investment operations	9.90	(3.74)	.71	10.29	(3.79)
Redemption fees added to paid in capital C	.02	.09	.04	.11	.05
Net asset value, end of period	$ 32.76	$ 22.84	$ 26.49	$ 25.74	$ 15.34
Total Return A,B	43.43%	(13.78)%	2.91%	67.80%	(19.60)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.30%	1.25%	1.22%	1.25%	1.73%
Expenses net of voluntary waivers, if any	1.30%	1.25%	1.22%	1.25%	1.73%
Expenses net of all reductions	1.24%	1.13%	1.19%	1.22%	1.67%
Net investment income (loss)	(1.11)%	(.99)%	(.77)%	(.46)%	(1.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,255	$ 117,635	$ 139,252	$ 173,999	$ 45,106
Portfolio turnover rate	196%	269%	106%	113%	154%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Medical Equipment and Systems Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Life of fund A
Select Medical Equipment and Systems	37.94%	17.26%	18.39%

A From April 28, 1998.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Select Medical Equipment and Systems Portfolio on April 28, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Medical Equipment and Systems Portfolio

Management's Discussion of Fund Performance

Comments from Sam Peters, who became Portfolio Manager of Fidelity® Select Medical Equipment and Systems Portfolio on
February 1, 2004

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

During the 12-month period, the fund gained 37.94%, outperforming the 30.76% return of the Goldman Sachs® Health Care Index and nearly in line with the S&P 500®. Medical device stocks continued to drive performance for the health care group, led by the companies associated with drug-coated stents. The fund's focus on those types of stocks led to its outperformance of the Goldman Sachs index. Based on the success of it surgical products coated with Paclitaxel, a drug with anti-inflammatory properties, Angiotech Pharmaceuticals was the top contributor during the one-year period. In addition, the company - whose revenue comes from license, option and research fees - has partnered with Boston Scientific on its drug-coated stent product. I sold off the position, prior to period-end, to take advantage of gains. Boston Scientific also added to the fund's gains as it continued to prosper from its highly anticipated drug-coated stent product launch. The stents are expected to get Food and Drug Administration (FDA) approval during the first part of 2004. On the down side, St. Jude Medical did well during the period due to its ICD, product line. ICDs or Implantable Cardioverter Defibrillators, are designed to control abnormal heart rhythms. Liquidmetal Technologies, the developer of new technology for cardio-rhythm monitoring devices, and Baxter International, a leading maker of intravenous supplies, also detracted from performance as their stocks were troubled by sales and earnings pressures. ICD maker Medtronic's stock declined due to concerns about the sustainability of product sales as more competitors enter the ICD market.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Medical Equipment and Systems Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Medtronic, Inc.	8.5
Baxter International, Inc.	6.4
Johnson & Johnson	5.5
Allergan, Inc.	5.1
Boston Scientific Corp.	5.0
St. Jude Medical, Inc.	4.9
Alcon, Inc.	4.8
Biomet, Inc.	4.7
Abbott Laboratories	3.7
Synthes-Stratec, Inc.	2.8
51.4
Top Industries as of February 29, 2004
% of fund's net assets
Health Care Equipment & Supplies	63.0%
Pharmaceuticals	15.9%
Health Care Providers & Services	10.9%
Electronic Equipment & Instruments	2.4%
Biotechnology	1.5%
All Others*	6.3%

* Includes short-term investments and net other assets.

Annual Report

Medical Equipment and Systems Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 1.5%
Digene Corp. (a)	176,000	$ 6,688,000
Gen-Probe, Inc. (a)	58,600	2,003,534
TOTAL BIOTECHNOLOGY		8,691,534
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
Waters Corp. (a)	377,000	13,926,380
HEALTH CARE EQUIPMENT & SUPPLIES - 63.0%
Advanced Neuromodulation Systems, Inc. (a)	33,111	1,420,462
Alcon, Inc.	436,400	27,432,104
American Medical Systems Holdings, Inc. (a)	76,800	2,161,920
Applera Corp. - Applied Biosystems Group	409,200	9,329,760
Bausch & Lomb, Inc.	78,800	4,679,932
Baxter International, Inc.	1,259,920	36,688,870
Beckman Coulter, Inc.	125,000	6,572,500
Biomet, Inc.	682,947	26,621,274
Boston Scientific Corp. (a)	702,400	28,693,040
C.R. Bard, Inc.	42,000	3,964,380
Cooper Companies, Inc.	56,000	2,649,360
Cyberonics, Inc. (a)	240,000	5,860,800
Dade Behring Holdings, Inc. (a)	235,000	9,599,750
DENTSPLY International, Inc.	184,800	8,096,088
Edwards Lifesciences Corp. (a)	352,100	11,337,620
Epix Medical, Inc. (a)	85,000	1,790,950
Given Imaging Ltd. (a)	125,000	3,723,750
Guidant Corp.	192,500	13,116,950
Hologic, Inc. (a)	380,000	7,600,000
Integra LifeSciences Holdings Corp. (a)	150,000	4,756,500
Invacare Corp.	75,000	3,351,000
Inverness Medical Innovations, Inc. (a)	120,000	2,640,000
Kensey Nash Corp. (a)	128,100	3,352,377
Medtronic, Inc.	1,041,116	48,828,342
Memry Corp. (a)	350,000	549,500
PolyMedica Corp.	75,000	1,905,750
Regeneration Technologies, Inc. (a)	250,000	2,755,000
ResMed, Inc. (a)	183,900	8,654,334
Respironics, Inc. (a)	126,200	6,601,522
Smith & Nephew PLC sponsored ADR	82,200	4,130,550
Sonic Innovations, Inc. (a)	150,000	1,531,500
St. Jude Medical, Inc. (a)	388,600	28,231,790
Steris Corp. (a)	164,200	4,136,198
SurModics, Inc. (a)	164,900	3,464,549
Synthes-Stratec, Inc.	15,709	15,955,425
Thoratec Corp. (a)	89,300	1,160,900
Wilson Greatbatch Technologies, Inc. (a)	181,800	6,586,614
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		359,931,361

	Shares	Value (Note 1)
HEALTH CARE PROVIDERS & SERVICES - 10.9%
Hanger Orthopedic Group, Inc. (a)	240,000	$ 3,888,000
Henry Schein, Inc. (a)	207,600	14,843,400
IMPAC Medical Systems, Inc. (a)	126,100	3,141,151
Laboratory Corp. of America Holdings (a)	267,000	10,463,730
Patterson Dental Co. (a)	120,900	8,193,393
ProxyMed, Inc. (a)	150,000	2,817,000
Quest Diagnostics, Inc.	130,500	10,814,535
WebMD Corp. (a)	935,900	8,011,304
TOTAL HEALTH CARE PROVIDERS & SERVICES		62,172,513
PHARMACEUTICALS - 15.9%
Abbott Laboratories	486,720	20,831,616
Allergan, Inc.	333,000	29,150,820
Endo Pharmaceuticals Holdings, Inc. (a)	242,200	5,878,194
Johnson & Johnson	581,700	31,359,447
Medicines Co. (a)	130,000	3,530,800
TOTAL PHARMACEUTICALS		90,750,877
SOFTWARE - 1.1%
Merge Technologies, Inc. (a)	447,000	6,405,510
TOTAL COMMON STOCKS (Cost $460,800,598)		541,878,175
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 1.08% (b)	35,316,217	35,316,217
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	6,266,450	6,266,450
TOTAL MONEY MARKET FUNDS (Cost $41,582,667)		41,582,667
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $502,383,265)	583,460,842
NET OTHER ASSETS - (2.1)%	(11,865,089)
NET ASSETS - 100%	$ 571,595,753
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $395,989,275 and $100,689,423, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,098 for the period.
Income Tax Information
The fund hereby designates approximately $3,870,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $6,143,198) (cost $502,383,265) - See accompanying schedule		$ 583,460,842
Foreign currency held at value (cost $2,523,190)		2,523,190
Receivable for investments sold		2,839,295
Receivable for fund shares sold		3,511,848
Dividends receivable		230,213
Interest receivable		27,898
Prepaid expenses		1,352
Other affiliated receivables		736
Other receivables		55,132
Total assets		592,650,506

Liabilities
Payable for investments purchased	$ 13,602,076
Payable for fund shares redeemed	723,928
Accrued management fee	265,200
Other affiliated payables	169,127
Other payables and accrued expenses	27,972
Collateral on securities loaned, at value	6,266,450
Total liabilities		21,054,753

Net Assets		$ 571,595,753
Net Assets consist of:
Paid in capital		$ 485,781,422
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,691,116
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		81,123,215
Net Assets, for 27,233,846 shares outstanding		$ 571,595,753
Net Asset Value, offering price and redemption price per share ($571,595,753 ÷ 27,233,846 shares)		$ 20.99

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 1,872,513
Interest		141,395
Security lending		109,025
Total income		2,122,933

Expenses
Management fee	$ 1,799,402
Transfer agent fees	1,514,609
Accounting and security lending fees	191,061
Non-interested trustees' compensation	1,221
Custodian fees and expenses	12,353
Registration fees	59,048
Audit	44,943
Legal	839
Miscellaneous	3,892
Total expenses before reductions	3,627,368
Expense reductions	(83,009)	3,544,359
Net investment income (loss)		(1,421,426)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	16,640,665
Foreign currency transactions	(48,552)
Total net realized gain (loss)		16,592,113
Change in net unrealized appreciation (depreciation) on: Investment securities	74,777,986
Assets and liabilities in foreign currencies	45,638
Total change in net unrealized appreciation (depreciation)		74,823,624
Net gain (loss)		91,415,737
Net increase (decrease) in net assets resulting from operations		$ 89,994,311
Other Information
Sales charges paid to FDC		$ 1,148,354
Deferred sales charges withheld by FDC		$ 622
Exchange fees withheld by FSC		$ 6,548

See accompanying notes which are an integral part of the financial statements.

Annual Report

Medical Equipment and Systems Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,421,426)	$ (766,612)
Net realized gain (loss)	16,592,113	75,914
Change in net unrealized appreciation (depreciation)	74,823,624	(2,391,283)
Net increase (decrease) in net assets resulting from operations	89,994,311	(3,081,981)
Distributions to shareholders from net realized gain	(9,765,977)	(995,401)
Share transactions Net proceeds from sales of shares	461,715,369	105,482,111
Reinvestment of distributions	9,398,735	964,137
Cost of shares redeemed	(135,814,709)	(93,135,243)
Net increase (decrease) in net assets resulting from share transactions	335,299,395	13,311,005
Redemption fees	98,213	71,442
Total increase (decrease) in net assets	415,625,942	9,305,065

Net Assets
Beginning of period	155,969,811	146,664,746
End of period	$ 571,595,753	$ 155,969,811
Other Information Shares
Sold	24,011,828	6,936,439
Issued in reinvestment of distributions	481,986	60,372
Redeemed	(7,238,591)	(6,174,558)
Net increase (decrease)	17,255,223	822,253

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 16.02	$ 16.19	$ 14.71	$ 12.10
Income from Investment Operations
Net investment income (loss) C	(.09)	(.08)	(.07)	(.02)	(.08)
Net realized and unrealized gain (loss)	5.97	(.21)	.23	3.78	3.09
Total from investment operations	5.88	(.29)	.16	3.76	3.01
Distributions from net realized gain	(.53)	(.11)	(.34)	(2.31)	(.42)
Redemption fees added to paid in capital C	.01	.01	.01	.03	.02
Net asset value, end of period	$ 20.99	$ 15.63	$ 16.02	$ 16.19	$ 14.71
Total Return A,B	37.94%	(1.76)%	1.37%	28.41%	25.68%
Ratios to Average Net Assets D
Expenses before expense reductions	1.18%	1.33%	1.26%	1.24%	1.66%
Expenses net of voluntary waivers, if any	1.18%	1.33%	1.26%	1.24%	1.66%
Expenses net of all reductions	1.15%	1.29%	1.23%	1.23%	1.65%
Net investment income (loss)	(.46)%	(.55)%	(.49)%	(.12)%	(.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,596	$ 155,970	$ 146,665	$ 133,661	$ 52,030
Portfolio turnover rate	33%	82%	87%	64%	101%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BTotal returns do not include the effect of the former sales charges. CCalculated based on average shares outstanding during the period. DExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. EFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Pharmaceuticals Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Life of fundA
Select Pharmaceuticals	27.86%	n/a*	-4.02%

A From June 18, 2001.

* Not available

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Select Pharmaceuticals Portfolio on June 18, 2001, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index did over the same period.

Annual Report

Pharmaceuticals Portfolio

Management's Discussion of Fund Performance

Comments from Gavin Baker, Portfolio Manager of Fidelity® Select Pharmaceuticals Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

Fidelity Select Pharmaceuticals Portfolio was up 27.86% during the 12-month period ending February 29, 2004, trailing the 30.76% return for the Goldman Sachs® Health Care Index and the S&P 500® index. The fund trailed its sector benchmark primarily because stocks of pharmaceutical companies didn't generate earnings growth as fast as other industries included in the index, such as medical equipment manufacturers and managed care providers. Similarly drug company stocks trailed the S&P 500 index because the group's earnings didn't increase as significantly as other, more-cyclical industries in the broader market amid the sharply improving economy. The portfolio's biggest detractors were Merck and Schering-Plough, two large holdings that were hurt by disappointing 2003 earnings results. Positions in other large pharmaceutical stocks, including Wyeth and Pfizer, had double-digit gains but didn't keep up with the return of the Goldman Sachs index. On the positive side of the ledger, strong stock selection in the biotechnology sector provided a boost to the fund's absolute and relative results. Specifically, large gains in Sepracor and Esperion Therapeutics helped the fund's biotech holdings collectively outperform those in the sector benchmark. Elsewhere, Swiss pharmaceutical firm Roche - the majority shareholder of Genentech - appreciated sharply, in part due to unexpectedly positive clinical data for Genentech's colorectal cancer treatment, Avastin.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Pharmaceuticals Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Merck & Co., Inc.	8.9
Schering-Plough Corp.	7.6
Wyeth	6.8
Pfizer, Inc.	6.8
AstraZeneca PLC sponsored ADR	5.6
Roche Holding AG (participation certificate)	4.1
Biovail Corp.	3.9
Altana AG	3.4
Sanofi-Synthelabo SA	3.3
Cardinal Health, Inc.	3.3
53.7
Top Industries as of February 29, 2004
% of fund's net assets
Pharmaceuticals	75.3%
Biotechnology	12.6%
Health Care Providers & Services	7.0%
Health Care Equipment & Supplies	1.9%
Chemicals	0.0%
All Others *	3.2%

* Includes short-term investments and net other assets.

Annual Report

Pharmaceuticals Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 12.6%
Alkermes, Inc. (a)	104,100	$ 1,483,425
Cephalon, Inc. (a)	8,600	510,238
CSL Ltd.	20,562	318,115
CV Therapeutics, Inc. (a)	16,100	253,092
Genelabs Technologies, Inc. (a)	250,800	616,968
Genentech, Inc. (a)	5,800	625,762
ImmunoGen, Inc. (a)	63,100	437,914
Introgen Therapeutics, Inc. (a)	101,000	860,520
MedImmune, Inc. (a)	13,100	336,539
Millennium Pharmaceuticals, Inc. (a)	20,700	368,667
Myogen, Inc.	97,000	1,504,664
Neurocrine Biosciences, Inc. (a)	31,300	1,740,280
Protein Design Labs, Inc. (a)	18,100	434,400
QLT, Inc. (a)	2,690	63,853
Seattle Genetics, Inc. (a)	48,500	477,725
Telik, Inc. (a)	20,700	486,864
Vertex Pharmaceuticals, Inc. (a)	37,700	425,256
TOTAL BIOTECHNOLOGY		10,944,282
CHEMICALS - 0.0%
Monsanto Co.	71	2,346
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Advanced Medical Optics, Inc. (a)	3	69
Baxter International, Inc.	14,800	430,976
Illumina, Inc. (a)	180,600	1,226,274
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,657,319
HEALTH CARE PROVIDERS & SERVICES - 7.0%
AmerisourceBergen Corp.	23,900	1,386,917
Cardinal Health, Inc.	43,562	2,841,549
HCA, Inc.	6,500	276,380
McKesson Corp.	25,630	699,955
Medco Health Solutions, Inc. (a)	87	2,841
Omnicell, Inc. (a)	23,400	476,892
Priority Healthcare Corp. Class B (a)	13,600	300,560
Tenet Healthcare Corp. (a)	10,900	131,018
TOTAL HEALTH CARE PROVIDERS & SERVICES		6,116,112
PHARMACEUTICALS - 75.3%
Allergan, Inc.	3,450	302,013
Alpharma, Inc. Class A	7,300	156,658
Altana AG	6,370	392,299

	Shares	Value (Note 1)
Altana AG sponsored ADR	41,800	$ 2,583,240
AstraZeneca PLC sponsored ADR	100,330	4,878,045
Aventis SA sponsored ADR	5,540	427,965
Barr Pharmaceuticals, Inc. (a)	5,100	394,791
Biovail Corp. (a)	166,810	3,418,765
Bristol-Myers Squibb Co.	10,240	284,877
Chugai Pharmaceutical Co. Ltd.	17,400	257,251
Daiichi Pharmaceutical Co. Ltd.	11,100	198,846
Eisai Co. Ltd.	9,400	255,779
Elan Corp. PLC sponsored ADR (a)	100,500	1,449,210
Forest Laboratories, Inc. (a)	25,420	1,918,702
Fujisawa Pharmaceutical Co. Ltd.	9,700	233,676
GlaxoSmithKline PLC sponsored ADR	61,100	2,604,082
H. Lundbeck AS	8,880	179,398
IVAX Corp. (a)	3,690	82,139
Johnson & Johnson	40,603	2,188,908
King Pharmaceuticals, Inc. (a)	300	5,781
Kyorin Pharmaceutical Co. Ltd.	9,000	118,607
Merck & Co., Inc.	160,720	7,727,418
Merck KGaA	4,720	209,358
Mylan Laboratories, Inc.	11,547	271,355
Novartis AG sponsored ADR	57,240	2,527,146
Novo Nordisk AS:
ADR	16,800	786,408
Series B	5,650	263,337
Perrigo Co.	170	3,322
Pfizer, Inc.	161,740	5,927,771
Recordati Spa	6,700	120,698
Roche Holding AG (participation certificate)	34,220	3,551,592
Sankyo Co. Ltd.	15,300	332,075
Sanofi-Synthelabo SA	19,050	1,306,830
Sanofi-Synthelabo SA sponsored ADR	45,800	1,570,940
Schering AG	6,870	344,393
Schering-Plough Corp.	369,590	6,637,836
Sepracor, Inc. (a)	94,100	2,674,322
Shionogi & Co. Ltd.	15,000	264,030
Shire Pharmaceuticals Group PLC sponsored ADR (a)	12,900	398,868
Takeda Chemical Industries Ltd.	32,800	1,354,563
Tanabe Seiyaku Co. Ltd.	17,000	142,908
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,220	79,300
Watson Pharmaceuticals, Inc. (a)	7,600	348,992
Wyeth	150,120	5,929,740
Yamanouchi Pharmaceutical Co. Ltd.	16,300	547,497
TOTAL PHARMACEUTICALS		65,651,731
TOTAL COMMON STOCKS (Cost $82,108,525)		84,371,790
Money Market Funds - 14.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	2,757,643	$ 2,757,643
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	9,954,375	9,954,375
TOTAL MONEY MARKET FUNDS (Cost $12,712,018)		12,712,018
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $94,820,543)		97,083,808
NET OTHER ASSETS - (11.4)%		(9,925,537)
NET ASSETS - 100%		$ 87,158,271
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $70,891,836 and $50,021,162, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,571 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	64.1%
United Kingdom	9.1%
Switzerland	7.0%
Japan	4.3%
Germany	4.0%
Canada	4.0%
France	3.8%
Ireland	1.7%
Denmark	1.4%
Others (individually less than 1%)	0.6%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $5,458,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $9,666,586) (cost $94,820,543) - See accompanying schedule		$ 97,083,808
Receivable for fund shares sold		249,550
Dividends receivable		217,800
Interest receivable		2,463
Prepaid expenses		312
Other affiliated receivables		60
Other receivables		12,458
Total assets		97,566,451

Liabilities
Payable for fund shares redeemed	$ 348,697
Accrued management fee	41,945
Other affiliated payables	36,359
Other payables and accrued expenses	26,804
Collateral on securities loaned, at value	9,954,375
Total liabilities		10,408,180

Net Assets		$ 87,158,271
Net Assets consist of:
Paid in capital		$ 91,328,055
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,435,803)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,266,019
Net Assets, for 9,741,454 shares outstanding		$ 87,158,271
Net Asset Value, offering price and redemption price per share ($87,158,271 ÷ 9,741,454 shares)		$ 8.95

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 960,894
Interest		24,679
Security lending		11,242
		996,815
Less foreign taxes withheld		(51,981)
Total income		944,834

Expenses
Management fee	$ 374,656
Transfer agent fees	503,790
Accounting and security lending fees	57,972
Non-interested trustees' compensation	269
Custodian fees and expenses	18,998
Registration fees	24,926
Audit	43,996
Legal	225
Miscellaneous	741
Total expenses before reductions	1,025,573
Expense reductions	(13,948)	1,011,625
Net investment income (loss)		(66,791)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,322,670
Foreign currency transactions	(9,603)
Total net realized gain (loss)		6,313,067
Change in net unrealized appreciation (depreciation) on: Investment securities	7,644,502
Assets and liabilities in foreign currencies	1,372
Total change in net unrealized appreciation (depreciation)		7,645,874
Net gain (loss)		13,958,941
Net increase (decrease) in net assets resulting from operations		$ 13,892,150
Other Information
Sales charges paid to FDC		$ 91,693
Deferred sales charges withheld by FDC		$ 199
Exchange fees withheld by FSC		$ 2,723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Pharmaceuticals Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (66,791)	$ (134,947)
Net realized gain (loss)	6,313,067	(12,283,911)
Change in net unrealized appreciation (depreciation)	7,645,874	(2,033,770)
Net increase (decrease) in net assets resulting from operations	13,892,150	(14,452,628)
Share transactions Net proceeds from sales of shares	86,788,515	46,046,373
Cost of shares redeemed	(64,038,094)	(41,890,825)
Net increase (decrease) in net assets resulting from share transactions	22,750,421	4,155,548
Redemption fees	59,673	46,648
Total increase (decrease) in net assets	36,702,244	(10,250,432)

Net Assets
Beginning of period	50,456,027	60,706,459
End of period	$ 87,158,271	$ 50,456,027
Other Information Shares
Sold	10,314,614	6,148,907
Redeemed	(7,778,977)	(5,518,360)
Net increase (decrease)	2,535,637	630,547

Financial Highlights

Years ended February 28,	2004 H	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.03)
Net realized and unrealized gain (loss)	1.95	(2.22)	(.75)
Total from investment operations	1.94	(2.24)	(.78)
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 8.95	$ 7.00	$ 9.23
Total Return B, C, D	27.86%	(24.16)%	(7.70)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.59%	1.80%	1.69% A
Expenses net of voluntary waivers, if any	1.59%	1.80%	1.69% A
Expenses net of all reductions	1.57%	1.74%	1.68% A
Net investment income (loss)	(.10)%	(.26)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,158	$ 50,456	$ 60,706
Portfolio turnover rate	80%	140%	26% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F For the period June 18, 2001 (commencement of operations) to February 28, 2002. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Energy Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Energy	29.34%	14.34%	10.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Energy Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Energy Portfolio

Management's Discussion of Fund Performance

Comments from Pratima Abichandani, Portfolio Manager of Fidelity® Select Energy Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, the fund returned 29.34%, trailing the 40.34% gain for the Goldman Sachs® Natural Resources Index and the S&P 500®. Versus the Goldman Sachs index, the fund was hurt by a minimal exposure to the surging industrial metals group. Given the fund's focus on the energy sector it was precluded from owning metal stocks to any significant degree. Strong performers the fund missed out on or underweighted included aluminum producers Alcoa and Alcan, along with copper stocks Phelps Dodge and Freeport-McMoRan Copper & Gold. Conversely, the fund's performance was helped marginally by overweighting the energy refining and marketing group and by a lack of exposure to the lagging paper industry. Oil services giant Schlumberger topped the list of contributors to absolute performance and also ranked high in relative terms. The company reported fourth-quarter earnings-per-share of 30 cents, compared with a huge loss a year earlier. Shares of the large integrated companies - including ChevronTexaco, BP and ConocoPhillips - were among the fund's largest contributors in absolute terms. Underweighting Royal Dutch Petroleum also was helpful versus the sector benchmark.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Energy Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
BP PLC sponsored ADR	7.3
ChevronTexaco Corp.	6.6
Exxon Mobil Corp.	6.5
Schlumberger Ltd. (NY Shares)	6.4
ConocoPhillips	6.0
Total SA sponsored ADR	4.7
Occidental Petroleum Corp.	4.6
EnCana Corp.	3.4
Apache Corp.	3.2
Burlington Resources, Inc.	2.9
51.6
Top Industries as of February 29, 2004
% of fund's net assets
Oil & Gas	67.1%
Energy Equipment & Services	26.3%
Multi-Utilities & Unregulated Power	1.1%
Gas Utilities	0.7%
Metals & Mining	0.7%
All Others*	4.1%

* Includes short-term investments and net other assets.

Annual Report

Energy Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
ELECTRIC UTILITIES - 0.6%
Dominion Resources, Inc.	27,900	$ 1,752,957
ENERGY EQUIPMENT & SERVICES - 26.3%
Baker Hughes, Inc.	177,250	6,668,145
BJ Services Co. (a)	106,500	4,610,385
Cal Dive International, Inc. (a)	12,400	300,700
Cooper Cameron Corp. (a)	11,400	504,108
Diamond Offshore Drilling, Inc.	60,200	1,505,602
ENSCO International, Inc.	153,500	4,508,295
GlobalSantaFe Corp.	135,319	3,991,911
Grant Prideco, Inc. (a)	133,500	2,025,195
Grey Wolf, Inc. (a)	66,900	282,987
Halliburton Co.	60,400	1,930,384
Helmerich & Payne, Inc.	200	5,944
Maverick Tube Corp. (a)	12,100	248,655
Nabors Industries Ltd. (a)	90,700	4,294,645
National-Oilwell, Inc. (a)	75,900	2,254,989
Noble Corp. (a)	44,900	1,822,940
Precision Drilling Corp. (a)	31,300	1,502,363
Pride International, Inc. (a)	86,600	1,484,324
Rowan Companies, Inc. (a)	92,700	2,178,450
Schlumberger Ltd. (NY Shares)	284,780	18,365,462
Smith International, Inc. (a)	134,900	6,835,383
Tidewater, Inc.	16,600	551,618
Transocean, Inc. (a)	38,600	1,137,928
Varco International, Inc. (a)	83,500	1,663,320
Weatherford International Ltd. (a)	140,025	6,273,120
Willbros Group, Inc. (a)	38,600	598,300
TOTAL ENERGY EQUIPMENT & SERVICES		75,545,153
GAS UTILITIES - 0.7%
Kinder Morgan, Inc.	33,600	2,073,456
METALS & MINING - 0.7%
Alcan, Inc.	4,600	217,591
Anglo American PLC ADR	9,000	227,430
Apex Silver Mines Ltd. (a)	13,700	299,071
Inco Ltd. (a)	6,100	226,195
Inmet Mining Corp. (a)	23,400	354,824
Kinross Gold Corp. (a)	23,800	158,791
Meridian Gold, Inc. (a)	15,700	198,800
Nucor Corp.	3,300	207,570
TOTAL METALS & MINING		1,890,272
MULTI-UTILITIES & UNREGULATED POWER - 1.1%
AES Corp. (a)	353,600	3,203,616
OIL & GAS - 67.1%
Anadarko Petroleum Corp.	69,700	3,572,125
Apache Corp.	222,850	9,174,735
BP PLC sponsored ADR	423,700	20,846,039
Burlington Resources, Inc.	143,600	8,406,344
Chesapeake Energy Corp.	179,600	2,302,472

	Shares	Value (Note 1)
ChevronTexaco Corp.	212,616	$ 18,784,624
ConocoPhillips	249,686	17,195,875
Cross Timbers Royalty Trust	479	12,837
Devon Energy Corp.	147,487	8,374,312
EnCana Corp.	223,988	9,701,199
EOG Resources, Inc.	96,900	4,311,081
Exxon Mobil Corp.	442,410	18,656,430
Murphy Oil Corp.	17,300	1,085,229
Noble Energy, Inc.	13,200	617,496
Occidental Petroleum Corp.	300,300	13,333,320
Petro-Canada	142,600	6,440,999
Pioneer Natural Resources Co. (a)	109,000	3,501,080
Pogo Producing Co.	29,600	1,342,952
Premcor, Inc. (a)	44,700	1,405,815
Repsol YPF SA sponsored ADR	41,300	850,367
Royal Dutch Petroleum Co. (NY Shares)	114,700	5,687,973
Sibneft sponsored ADR	63,600	2,181,480
Southwestern Energy Co. (a)	20,500	460,430
Sunoco, Inc.	85,500	5,258,250
Talisman Energy, Inc.	118,300	6,914,010
Tom Brown, Inc. (a)	14,800	520,516
Total SA sponsored ADR	146,300	13,458,137
Valero Energy Corp.	79,600	4,776,000
XTO Energy, Inc.	68,866	2,054,961
YUKOS Corp. sponsored ADR	21,556	1,092,889
TOTAL OIL & GAS		192,319,977
TOTAL COMMON STOCKS (Cost $225,630,083)		276,785,431
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 1.08% (b)	7,970,705	7,970,705
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	10,122,675	10,122,675
TOTAL MONEY MARKET FUNDS (Cost $18,093,380)		18,093,380
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $243,723,463)	294,878,811
NET OTHER ASSETS - (2.8)%	(8,031,860)
NET ASSETS - 100%	$ 286,846,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $101,874,743 and $66,056,834, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,087 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	66.8%
Canada	8.9%
United Kingdom	7.4%
Netherlands Antilles	6.4%
France	4.7%
Cayman Islands	2.1%
Netherlands	2.0%
Russia	1.2%
Others (individually less than 1%)	0.5%
100.0%
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $16,411,000 of which $9,287,000, $6,764,000 and $360,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $9,899,040) (cost $243,723,463) - See accompanying schedule		$ 294,878,811
Receivable for fund shares sold		2,010,654
Dividends receivable		723,654
Interest receivable		6,801
Prepaid expenses		900
Other receivables		14,988
Total assets		297,635,808

Liabilities
Payable for fund shares redeemed	$ 417,021
Accrued management fee	133,084
Other affiliated payables	86,947
Other payables and accrued expenses	29,130
Collateral on securities loaned, at value	10,122,675
Total liabilities		10,788,857

Net Assets		$ 286,846,951
Net Assets consist of:
Paid in capital		$ 254,600,841
Undistributed net investment income		205,583
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,114,816)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,155,343
Net Assets, for 10,816,545 shares outstanding		$ 286,846,951
Net Asset Value, offering price and redemption price per share ($286,846,951 ÷ 10,816,545 shares)		$ 26.52

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 3,535,605
Interest		63,798
Security lending		16,953
Total income		3,616,356

Expenses
Management fee	$ 1,194,847
Transfer agent fees	1,007,403
Accounting and security lending fees	128,398
Non-interested trustees' compensation	1,042
Custodian fees and expenses	16,314
Registration fees	29,440
Audit	44,622
Legal	764
Miscellaneous	5,341
Total expenses before reductions	2,428,171
Expense reductions	(31,161)	2,397,010
Net investment income (loss)		1,219,346
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,312,719
Foreign currency transactions	(2,329)
Total net realized gain (loss)		6,310,390
Change in net unrealized appreciation (depreciation) on: Investment securities	47,950,532
Assets and liabilities in foreign currencies	(48)
Total change in net unrealized appreciation (depreciation)		47,950,484
Net gain (loss)		54,260,874
Net increase (decrease) in net assets resulting from operations		$ 55,480,220
Other Information
Sales charges paid to FDC		$ 91,621
Deferred sales charges withheld by FDC		$ 7,725
Exchange fees withheld by FSC		$ 4,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,219,346	$ 1,115,572
Net realized gain (loss)	6,310,390	(7,649,511)
Change in net unrealized appreciation (depreciation)	47,950,484	(20,417,132)
Net increase (decrease) in net assets resulting from operations	55,480,220	(26,951,071)
Distributions to shareholders from net investment income	(1,208,061)	(1,333,657)
Share transactions Net proceeds from sales of shares	134,875,792	100,907,114
Reinvestment of distributions	1,108,208	1,229,797
Cost of shares redeemed	(97,775,670)	(104,199,460)
Net increase (decrease) in net assets resulting from share transactions	38,208,330	(2,062,549)
Redemption fees	72,637	70,928
Total increase (decrease) in net assets	92,553,126	(30,276,349)

Net Assets
Beginning of period	194,293,825	224,570,174
End of period (including undistributed net investment income of $205,583 and undistributed net investment income of $196,626, respectively)	$ 286,846,951	$ 194,293,825
Other Information Shares
Sold	5,652,220	4,609,528
Issued in reinvestment of distributions	48,440	55,847
Redeemed	(4,301,278)	(4,824,282)
Net increase (decrease)	1,399,382	(158,907)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.63	$ 23.45	$ 26.41	$ 23.11	$ 16.23
Income from Investment Operations
Net investment income (loss) C	.13	.12	.19	.19	.10
Net realized and unrealized gain (loss)	5.89	(2.81)	(2.44)	6.17	7.11
Total from investment operations	6.02	(2.69)	(2.25)	6.36	7.21
Distributions from net investment income	(.14)	(.14)	(.04)	(.14)	(.09)
Distributions from net realized gain	-	-	(.69)	(2.97)	(.29)
Total distributions	(.14)	(.14)	(.73)	(3.11)	(.38)
Redemption fees added to paid in capital C	.01	.01	.02	.05	.05
Net asset value, end of period	$ 26.52	$ 20.63	$ 23.45	$ 26.41	$ 23.11
Total Return A,B	29.34%	(11.46)%	(8.57)%	28.84%	44.89%
Ratios to Average Net Assets D
Expenses before expense reductions	1.18%	1.22%	1.16%	1.16%	1.29%
Expenses net of voluntary waivers, if any	1.18%	1.22%	1.16%	1.16%	1.29%
Expenses net of all reductions	1.17%	1.21%	1.12%	1.12%	1.25%
Net investment income (loss)	.59%	.54%	.77%	.69%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 286,847	$ 194,294	$ 224,570	$ 262,013	$ 175,672
Portfolio turnover rate	33%	73%	119%	117%	124%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BTotal returns do not include the effect of the former sales charges. CCalculated based on average shares outstanding during the period. DExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. EFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Energy Service Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Energy Service	19.91%	22.19%	14.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Energy Service Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Energy Service Portfolio

Management's Discussion of Fund Performance

Comments from Charles Hebard, Portfolio Manager of Fidelity® Select Energy Service Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12-month period ending February 29, 2004, the fund returned 19.91%, underperforming both the Goldman Sachs® Natural Resources Index, which climbed 40.34%, and the S&P 500®. The fund's underperformance relative to the Goldman Sachs index was primarily due to not investing in stronger-performing groups within the index, such as precious metals and minerals and mining stocks. The fund continued to focus on select mid-cap energy services companies. It also maintained a significant weighting in drilling contractors with exposure to the shallow-water Gulf of Mexico drilling market. Both strategies generally helped performance. Smith International, a well-managed, high-quality producer of drill bits, benefited from increased demand for its products and modest pricing gains, helping its stock price. BJ Services, an oilfield services provider, benefited from growth in U.S. drilling activity and modest pricing improvement. On the downside, drilling systems manufacturer Cooper Cameron was hurt by an earnings shortfall in late 2003, while land driller Grey Wolf trailed its competitors due to its concentration in the Gulf Coast region, where the rig count increased at a slower pace than in other areas of the United States.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Energy Service Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Smith International, Inc.	7.5
Weatherford International Ltd.	7.3
BJ Services Co.	6.0
Nabors Industries Ltd.	5.8
Pride International, Inc.	5.5
Transocean, Inc.	5.1
Noble Corp.	4.9
Halliburton Co.	4.9
GlobalSantaFe Corp.	4.8
Rowan Companies, Inc.	4.7
56.5
Top Industries as of February 29, 2004
% of fund's net assets
Energy Equipment & Services	97.2%
All Others*	2.8%

* Includes short-term investments and net other assets.

Annual Report

Energy Service Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
ENERGY EQUIPMENT & SERVICES - 97.2%
Baker Hughes, Inc.	470,436	$ 17,697,802
BJ Services Co. (a)	637,858	27,612,873
Cal Dive International, Inc. (a)	74,700	1,811,475
Carbo Ceramics, Inc.	27,700	1,691,639
Cooper Cameron Corp. (a)	274,276	12,128,485
Diamond Offshore Drilling, Inc.	555,200	13,885,552
Dril-Quip, Inc. (a)	91,000	1,638,000
ENSCO International, Inc.	712,000	20,911,440
FMC Technologies, Inc. (a)	173,800	4,570,940
Global Industries Ltd. (a)	341,500	1,727,990
GlobalSantaFe Corp.	756,510	22,317,045
Grant Prideco, Inc. (a)	1,196,105	18,144,913
Grey Wolf, Inc. (a)	634,300	2,683,089
Halliburton Co.	709,667	22,680,957
Helmerich & Payne, Inc.	274,500	8,158,140
Hydril Co. (a)	89,100	2,361,150
Key Energy Services, Inc. (a)	175,300	2,370,056
Maverick Tube Corp. (a)	180,500	3,709,275
Nabors Industries Ltd. (a)	566,677	26,832,156
National-Oilwell, Inc. (a)	524,000	15,568,040
Newpark Resources, Inc. (a)	326,000	1,646,300
Noble Corp. (a)	558,950	22,693,370
Oceaneering International, Inc. (a)	158,900	5,431,202
Offshore Logistics, Inc. (a)	97,600	2,243,824
Patterson-UTI Energy, Inc. (a)	221,200	8,025,136
Precision Drilling Corp. (a)	18,900	907,177
Pride International, Inc. (a)	1,487,086	25,488,654
Rowan Companies, Inc. (a)	937,200	22,024,200
Schlumberger Ltd. (NY Shares)	262,145	16,905,731
Smith International, Inc. (a)	684,028	34,659,699
Superior Energy Services, Inc. (a)	319,700	3,046,741
Tidewater, Inc.	61,400	2,040,322
Transocean, Inc. (a)	802,927	23,670,288
Unit Corp. (a)	114,600	3,046,068
Universal Compression Holdings, Inc. (a)	65,900	2,051,467
Varco International, Inc. (a)	588,098	11,714,912
W-H Energy Services, Inc. (a)	142,400	2,370,960
Weatherford International Ltd. (a)	759,905	34,043,744
TOTAL COMMON STOCKS (Cost $362,582,228)		450,510,812
Money Market Funds - 15.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	23,981,189	$ 23,981,189
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	46,959,625	46,959,625
TOTAL MONEY MARKET FUNDS (Cost $70,940,814)		70,940,814
TOTAL INVESTMENT PORTFOLIO - 112.5% (Cost $433,523,042)		521,451,626
NET OTHER ASSETS - (12.5)%		(58,068,121)
NET ASSETS - 100%		$ 463,383,505
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $94,037,641 and $156,495,568, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,752 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.5%
Cayman Islands	9.7%
Netherlands Antilles	3.6%
Others (individually less than 1%)	0.2%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $53,712,000 of which $30,612,000 and $23,100,000 will expire on February 29, 2008 and February 28, 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $45,882,696) (cost $433,523,042) - See accompanying schedule		$ 521,451,626
Receivable for fund shares sold		4,987,027
Dividends receivable		122,048
Interest receivable		19,661
Prepaid expenses		1,894
Other affiliated receivables		860
Other receivables		27,262
Total assets		526,610,378

Liabilities
Payable for investments purchased	$ 14,950,146
Payable for fund shares redeemed	957,346
Accrued management fee	206,245
Other affiliated payables	125,544
Other payables and accrued expenses	27,967
Collateral on securities loaned, at value	46,959,625
Total liabilities		63,226,873

Net Assets		$ 463,383,505
Net Assets consist of:
Paid in capital		$ 431,684,519
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,229,598)
Net unrealized appreciation (depreciation) on investments		87,928,584
Net Assets, for 12,997,072 shares outstanding		$ 463,383,505
Net Asset Value, offering price and redemption price per share ($463,383,505 ÷ 12,997,072 shares)		$ 35.65

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 1,222,825
Interest		54,602
Security lending		110,203
Total income		1,387,630

Expenses
Management fee	$ 2,344,888
Transfer agent fees	1,902,407
Accounting and security lending fees	260,492
Non-interested trustees' compensation	2,102
Custodian fees and expenses	20,842
Registration fees	29,578
Audit	45,572
Legal	1,683
Miscellaneous	11,968
Total expenses before reductions	4,619,532
Expense reductions	(36,760)	4,582,772
Net investment income (loss)		(3,195,142)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	44,401,754
Foreign currency transactions	815
Total net realized gain (loss)		44,402,569
Change in net unrealized appreciation (depreciation) on: Investment securities	23,402,132
Assets and liabilities in foreign currencies	(332)
Total change in net unrealized appreciation (depreciation)		23,401,800
Net gain (loss)		67,804,369
Net increase (decrease) in net assets resulting from operations		$ 64,609,227
Other Information
Sales charges paid to FDC		$ 171,026
Deferred sales charges withheld by FDC		$ 7,169
Exchange fees withheld by FSC		$ 19,050

See accompanying notes which are an integral part of the financial statements.

Annual Report

Energy Service Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,195,142)	$ (3,498,908)
Net realized gain (loss)	44,402,569	30,955,133
Change in net unrealized appreciation (depreciation)	23,401,800	(49,478,650)
Net increase (decrease) in net assets resulting from operations	64,609,227	(22,022,425)
Share transactions Net proceeds from sales of shares	265,018,395	431,544,308
Cost of shares redeemed	(321,678,674)	(481,148,597)
Net increase (decrease) in net assets resulting from share transactions	(56,660,279)	(49,604,289)
Redemption fees	312,779	610,073
Total increase (decrease) in net assets	8,261,727	(71,016,641)

Net Assets
Beginning of period	455,121,778	526,138,419
End of period	$ 463,383,505	$ 455,121,778
Other Information Shares
Sold	8,283,079	13,612,910
Redeemed	(10,594,661)	(15,414,158)
Net increase (decrease)	(2,311,582)	(1,801,248)

Financial Highlights

Years ended February 28,	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 29.73	$ 30.75	$ 38.51	$ 28.96	$ 13.09
Income from Investment Operations
Net investment income (loss) C	(.24)	(.21) D	(.14)	(.14)	(.09)
Net realized and unrealized gain (loss)	6.14	(.85)	(7.71)	9.57	15.86
Total from investment operations	5.90	(1.06)	(7.85)	9.43	15.77
Redemption fees added to paid in capital C	.02	.04	.09	.12	.10
Net asset value, end of period	$ 35.65	$ 29.73	$ 30.75	$ 38.51	$ 28.96
Total ReturnA,B	19.91%	(3.32)%	(20.15)%	32.98%	121.24%
Ratios to Average Net Assets E
Expenses before expense reductions	1.14%	1.15%	1.13%	1.07%	1.23%
Expenses net of voluntary waivers, if any	1.14%	1.15%	1.13%	1.07%	1.23%
Expenses net of all reductions	1.13%	1.12%	1.07%	1.04%	1.20%
Net investment income (loss)	(.79)%	(.68)%	(.46)%	(.40)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 463,384	$ 455,122	$ 526,138	$ 899,651	$ 631,886
Portfolio turnover rate	23%	64%	90%	78%	69%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $.01 per share. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Gold Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Gold	26.79%	18.56%	3.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Gold Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Gold Portfolio

Management's Discussion of Fund Performance

Comments from Dan Dupont, Portfolio Manager of Fidelity® Select Gold Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, the fund returned 26.79%, underperforming the 40.34% return for the Goldman Sachs® Natural Resources Index and the S&P 500®. The Goldman Sachs index benefited much more than the fund did from extraordinary strength in industrial metals. In comparison, gold's advance from approximately $350 per ounce to roughly $380 an ounce was less exciting. In large part, gold's strength was a reflection of the U.S. dollar's weakness. Freeport-McMoRan Copper & Gold was the fund's biggest contributor. Surging copper prices and better-than-expected performance at its Indonesia-based Grasburg mine aided the company's shares. Also performing well was Buenaventura, which owns almost half of the Yanacocha mine in Peru - one of the largest gold mines in the world. Australia-based Newcrest Mining was another contributor. The company started a new mine that performed impressively. Conversely, the fund's returns were hurt by Kinross Gold, which was sidetracked in part by disappointing results at a mine that was subsequently shut down. Meridian Gold also hurt performance. One of the company's developing projects in Argentina was strongly opposed by the local community. I trimmed both positions during the period. On the other hand, I held on to Agnico-Eagle, which struggled because of a collapse at the company's LaRonde mine.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Gold Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Meridian Gold, Inc.	7.7
Goldcorp, Inc.	7.2
Kinross Gold Corp.	7.1
Agnico-Eagle Mines Ltd.	6.9
Wheaton River Minerals Ltd.	6.8
Compania de Minas Buenaventura SA sponsored ADR	4.6
Newmont Mining Corp.	4.6
Gold Fields Ltd.	4.3
Newcrest Mining Ltd.	4.2
Lonmin PLC	4.0
57.4
Top Industries as of February 29, 2004
% of fund's net assets
Gold	71.6%
Precious Metals & Minerals	22.7%
Diversified Metals & Mining	3.5%
All Others *	2.2%

* Includes short-term investments and net other assets.

Annual Report

Gold Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (Note 1)
Australia - 4.2%
METALS & MINING - 4.2%
Gold - 4.2%
Newcrest Mining Ltd.	3,500,000	$ 31,135,387
Bermuda - 1.9%
METALS & MINING - 1.9%
Precious Metals & Minerals - 1.9%
Aquarius Platinum Ltd. (Australia)	2,021,244	13,915,446
Canada - 56.8%
METALS & MINING - 56.8%
Gold - 50.4%
Agnico-Eagle Mines Ltd.	3,700,000	50,535,774
Apollo Gold Corp. (a)	790,100	1,609,249
Apollo Gold Corp. (a)(d)	209,900	427,517
Arizona Star Resource Corp. (a)	300,000	1,617,432
Aurizon Mines Ltd. (a)	1,500,000	1,909,469
Chesapeake Gold Corp. (a)	221,400	729,462
Chesapeake Gold Corp. (a)(d)	199,000	655,659
Eldorado Gold Corp. (a)	2,000,000	5,780,823
Gabriel Resources Ltd. (a)(c)	9,870,000	25,128,608
Gabriel Resources Ltd. (a)(c)(d)	1,130,000	2,876,933
Glamis Gold Ltd. (a)	500,000	7,753,941
Goldcorp, Inc.	4,000,000	52,896,028
High River Gold Mines Ltd. (a)	2,000,000	3,100,079
IAMGOLD Corp.	2,500,000	16,904,414
Kinross Gold Corp. (a)(d)	866,666	5,782,316
Kinross Gold Corp. (a)	7,833,334	52,263,286
Kinross Gold Corp. warrants 12/5/07 (a)	1,300,000	963,720
Meridian Gold, Inc. (a)	4,500,000	56,980,794
Metallic Ventures Gold, Inc. unit (d)(e)	405,500	2,131,574
Midway Gold Corp. (a)	485,800	727,545
Northgate Exploration Ltd. (a)	1,000,000	2,208,993
Novagold Resources, Inc. (a)(c)	3,450,000	16,223,745
Novagold Resources, Inc. (a)(c)(d)	700,000	3,291,774
Novagold Resources, Inc. warrants 10/1/08 (a)(d)	350,000	676,177
Orezone Resources, Inc. Class A (a)	4,000,000	3,294,770
Richmont Mines, Inc. (a)(c)	1,000,000	4,462,915
Wheaton River Minerals Ltd. (a)	18,500,000	49,870,830
Wheaton River Minerals Ltd. warrants 8/25/08 (a)	206,450	262,807
		371,066,634
Precious Metals & Minerals - 6.4%
Aber Diamond Corp. (a)	200,000	6,775,244
Minefinders Corp. Ltd. (a)(c)	2,000,000	18,720,282

	Shares	Value (Note 1)
SouthernEra Resources Ltd. (a)(c)	5,546,000	$ 21,179,827
SouthernEra Resources Ltd. warrants 11/17/08 (a)	125,000	87,985
		46,763,338
TOTAL METALS & MINING		417,829,972
Cayman Islands - 1.5%
METALS & MINING - 1.5%
Precious Metals & Minerals - 1.5%
Apex Silver Mines Ltd. (a)	500,000	10,915,000
Papua New Guinea - 1.3%
METALS & MINING - 1.3%
Gold - 1.3%
Lihir Gold Ltd.	11,000,020	9,445,063
Peru - 7.9%
METALS & MINING - 7.9%
Precious Metals & Minerals - 7.9%
Compania de Minas Buenaventura SA	1,000,000	24,187,975
Compania de Minas Buenaventura SA sponsored ADR	1,400,000	33,894,000
		58,081,975
South Africa - 10.6%
METALS & MINING - 10.6%
Gold - 9.6%
Avgold Ltd. (a)	5,050,000	7,683,835
Gold Fields Ltd.	2,527,600	31,218,544
Harmony Gold Mining Co. Ltd.	1,500,000	23,004,951
Harmony Gold Mining Co. Ltd. sponsored ADR	500,000	7,525,000
Western Areas Ltd. (a)	190,715	919,345
		70,351,675
Precious Metals & Minerals - 1.0%
Impala Platinum Holdings Ltd.	92,900	7,763,819
TOTAL METALS & MINING		78,115,494
United Kingdom - 4.0%
METALS & MINING - 4.0%
Precious Metals & Minerals - 4.0%
Lonmin PLC	1,292,784	29,137,948
United States of America - 9.6%
METALS & MINING - 9.6%
Diversified Metals & Mining - 3.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	600,000	25,590,000
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
METALS & MINING - CONTINUED
Gold - 6.1%
Newmont Mining Corp.	777,224	$ 33,770,383
Newmont Mining Corp. CHESS Depository Interests	672,776	2,914,385
Royal Gold, Inc.	500,000	8,519,500
		45,204,268
TOTAL METALS & MINING		70,794,268
TOTAL COMMON STOCKS (Cost $530,970,126)		719,370,553
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 1.08% (b)	18,149,078	18,149,078
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	22,199,134	22,199,134
TOTAL MONEY MARKET FUNDS (Cost $40,348,212)		40,348,212
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $571,318,338)		759,718,765
NET OTHER ASSETS - (3.3)%		(23,974,975)
NET ASSETS - 100%		$ 735,743,790
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,841,950 or 2.2% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $267,351,502 and $339,526,986, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gabriel Resources Ltd.	$ -	$ 26,485,094	$ 224,186	$ -	$ 25,128,608
Gabriel Resources Ltd.	-	2,522,691	-	-	2,876,933
Kinross Gold Corp.	112,468,722	1,145,964	52,021,498	-	52,263,286
Minefinders Corp. Ltd.	12,795,324	8,467,951	7,049,242	-	18,720,282
Novagold Resources, Inc.	-	11,761,295	537,439	-	16,223,745
Novagold Resources, Inc.	-	-	-	-	3,291,774
Richmont Mines, Inc.	746,416	3,464,082	-	-	4,462,915
SouthernEra Resources Ltd.	23,631,856	614,140	-	-	21,179,827
TOTALS	$ 149,642,318	$ 54,461,217	$ 59,832,365	$ -	$ 144,147,370
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $73,760,000 of which $9,053,000, $24,782,000, $5,311,000 and $34,614,000 will expire on February 28, 2007, February 29, 2008, February 28, 2009, and February 28, 2010, respectively. Of the capital loss carryforward expiring on February 28, 2007, and February 29, 2008, $9,053,000 and $14,795,000, respectively, was acquired in the merger with Select Precious Metals and Minerals and is available to offset future capital gains of the fund to the extent provided by regulations.

The fund elects to defer to its fiscal year ending February 28, 2005 approximately $4,263,000 of passive foreign investment company losses realized for federal tax purposes during the period November 1, 2003 to February 29, 2004.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Gold Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $21,686,443) (cost $571,318,338) - See accompanying schedule		$ 759,718,765
Receivable for investments sold		273,094
Receivable for fund shares sold		2,476,591
Dividends receivable		65,675
Interest receivable		11,403
Prepaid expenses		3,018
Other affiliated receivables		3,072
Other receivables		279,344
Total assets		762,830,962

Liabilities
Payable for investments purchased Regular delivery	$ 7,963
Delayed delivery	1,943,315
Payable for fund shares redeemed	2,281,202
Accrued management fee	360,938
Other affiliated payables	216,991
Other payables and accrued expenses	77,629
Collateral on securities loaned, at value	22,199,134
Total liabilities		27,087,172

Net Assets		$ 735,743,790
Net Assets consist of:
Paid in capital		$ 647,943,973
Distributions in excess of net investment income		(26,696,951)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,892,340)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		188,389,108
Net Assets, for 27,035,590 shares outstanding		$ 735,743,790
Net Asset Value, offering price and redemption price per share ($735,743,790 ÷ 27,035,590 shares)		$ 27.21

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 6,176,612
Interest		390,489
Security lending		272,130
Total income		6,839,231

Expenses
Management fee	$ 3,922,956
Transfer agent fees	2,780,887
Accounting and security lending fees	390,206
Non-interested trustees' compensation	4,590
Custodian fees and expenses	291,001
Registration fees	86,603
Audit	47,894
Legal	2,571
Miscellaneous	10,131
Total expenses before reductions	7,536,839
Expense reductions	(494,132)	7,042,707
Net investment income (loss)		(203,476)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $5,541,753 on sales of investments in affiliated issuers)	99,241,431
Foreign currency transactions	(87,631)
Total net realized gain (loss)		99,153,800
Change in net unrealized appreciation (depreciation) on: Investment securities	37,904,420
Assets and liabilities in foreign currencies	(5,447)
Total change in net unrealized appreciation (depreciation)		37,898,973
Net gain (loss)		137,052,773
Net increase (decrease) in net assets resulting from operations		$ 136,849,297
Other Information
Sales charges paid to FDC		$ 630,419
Deferred sales charges withheld by FDC		$ 30,622
Exchange fees withheld by FSC		$ 29,580

See accompanying notes which are an integral part of the financial statements.

Annual Report

Gold Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (203,476)	$ 1,280,578
Net realized gain (loss)	99,153,800	10,346,641
Change in net unrealized appreciation (depreciation)	37,898,973	63,682,207
Net increase (decrease) in net assets resulting from operations	136,849,297	75,309,426
Distributions to shareholders from net investment income	(39,692,454)	(9,260,070)
Share transactions Net proceeds from sales of shares	744,412,449	1,188,797,905
Reinvestment of distributions	38,172,690	8,907,366
Cost of shares redeemed	(831,737,192)	(1,024,844,325)
Net increase (decrease) in net assets resulting from share transactions	(49,152,053)	172,860,946
Redemption fees	1,710,255	3,269,476
Total increase (decrease) in net assets	49,715,045	242,179,778

Net Assets
Beginning of period	686,028,745	443,848,967
End of period (including distributions in excess of net investment income of $26,696,951 and distributions in excess of net investment income of $5,092,142, respectively)	$ 735,743,790	$ 686,028,745
Other Information Shares
Sold	28,812,773	54,106,714
Issued in reinvestment of distributions	1,565,759	419,738
Redeemed	(33,521,798)	(48,662,682)
Net increase (decrease)	(3,143,266)	5,863,770

Financial Highlights

Years ended February 28,	2004 H	2003	2002	2001	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.73	$ 18.25	$ 12.38	$ 13.45	$ 12.79
Income from Investment Operations
Net investment income (loss) C	(.01)	.05	.25 E	.07	.09 D
Net realized and unrealized gain (loss)	5.85	4.67	5.78	(1.12)	.46
Total from investment operations	5.84	4.72	6.03	(1.05)	.55
Distributions from net investment income	(1.42)	(.36)	(.22)	(.07)	-
Redemption fees added to paid in capital C	.06	.12	.06	.05	.11
Net asset value, end of period	$ 27.21	$ 22.73	$ 18.25	$ 12.38	$ 13.45
Total Return A, B	26.79%	26.68%	49.79%	(7.41)%	5.16%
Ratios to Average Net Assets F
Expenses before expense reductions	1.12%	1.18%	1.29%	1.47%	1.49%
Expenses net of voluntary waivers, if any	1.12%	1.18%	1.29%	1.47%	1.49%
Expenses net of all reductions	1.04%	1.11%	1.24%	1.43%	1.41%
Net investment income (loss)	(.03)%	.22%	1.76%	.60%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 735,744	$ 686,029	$ 443,849	$ 235,921	$ 283,966
Portfolio turnover rate	41%	44%	49%	23%	71% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $.06 per share. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G The portfolio turnover rate does not include the assets acquired in the merger with Select Precious Metals and Minerals. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Gas Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Natural Gas	32.03%	17.64%	10.39%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Natural Gas Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Natural Gas Portfolio

Management's Discussion of Fund Performance

Comments from Naved Khan, Portfolio Manager of Fidelity® Select Natural Gas Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, the fund returned 32.03%, underperforming the S&P 500® and the 40.34% gain for the Goldman Sachs® Natural Resources Index. Strong stock selection within the energy sector helped absolute performance. However, the fund lagged the broad market, as technology and other sectors that tend to do well early in the economic cycle led the rally. The fund's lack of exposure to strong-performing aluminum, metals and mining, and forest products stocks, which are included in the sector benchmark, also hampered relative returns. Top performers included BJ Services, a services company that raised its earnings forecast in early '04; Chesapeake Energy, an exploration and production (E&P) company that posted strong production growth numbers; and Valero Energy, a refiner benefiting from high oil prices. I took profits and sold the fund's stake in Chesapeake. On the negative side, Cooper Cameron, which makes sub-sea drilling systems, declined after missing Wall Street's earnings expectations in the fourth quarter of 2003. Elsewhere, contract delays hampered Pioneer Natural Resources, an E&P company, while deteriorating pricing for North Sea rigs held back ENSCO International, a driller.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Natural Gas Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
BJ Services Co.	7.7
Apache Corp.	7.0
Burlington Resources, Inc.	6.7
Pioneer Natural Resources Co.	6.6
Cooper Cameron Corp.	6.1
Rowan Companies, Inc.	5.4
Valero Energy Corp.	5.3
ENSCO International, Inc.	4.9
Nabors Industries Ltd.	4.2
Occidental Petroleum Corp.	4.1
58.0
Top Industries as of February 29, 2004
% of fund's net assets
Oil & Gas	48.1%
Energy Equipment & Services	46.9%
Gas Utilities	0.4%
Multi-Utilities & Unregulated Power	0.1%
All Others*	4.5%

* Includes short-term investments and net other assets.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Natural Gas Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (Note 1)
ENERGY EQUIPMENT & SERVICES - 46.9%
Baker Hughes, Inc.	6,200	$ 233,244
BJ Services Co. (a)	400,000	17,316,000
Cooper Cameron Corp. (a)	310,000	13,708,200
Diamond Offshore Drilling, Inc.	149,200	3,731,492
ENSCO International, Inc.	375,000	11,013,750
GlobalSantaFe Corp.	11,553	340,814
Grant Prideco, Inc. (a)	458,696	6,958,418
Grey Wolf, Inc. (a)	161,800	684,414
Halliburton Co.	75,000	2,397,000
Nabors Industries Ltd. (a)	199,800	9,460,530
Noble Corp. (a)	37,300	1,514,380
Patterson-UTI Energy, Inc. (a)	15,000	544,200
Precision Drilling Corp. (a)	50,000	2,396,500
Pride International, Inc. (a)	363,700	6,233,818
Rowan Companies, Inc. (a)	518,000	12,173,000
Schlumberger Ltd. (NY Shares)	62,000	3,998,380
Smith International, Inc. (a)	19,360	980,971
Transocean, Inc. (a)	280,000	8,254,400
W-H Energy Services, Inc. (a)	101,115	1,683,565
Weatherford International Ltd. (a)	35,502	1,590,490
TOTAL ENERGY EQUIPMENT & SERVICES		105,213,566
GAS UTILITIES - 0.4%
KeySpan Corp.	15,900	604,200
Sempra Energy	12,100	383,570
TOTAL GAS UTILITIES		987,770
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
Equitable Resources, Inc.	7,900	340,411
OIL & GAS - 48.1%
Apache Corp.	382,136	15,732,539
Bonavista Energy Trust	59,000	923,359
BP PLC sponsored ADR	50,000	2,460,000
Burlington Resources, Inc.	255,800	14,974,532
Cross Timbers Royalty Trust	1,506	40,361
Denbury Resources, Inc. (a)	144,900	2,189,439
EnCana Corp.	79,408	3,439,259
Encore Acquisition Co. (a)	93,200	2,428,792
Evergreen Resources, Inc. (a)	111,500	3,668,350
Harvest Natural Resources, Inc. (a)	25,000	292,000
NuVista Energy Ltd. (a)	29,500	181,137
Occidental Petroleum Corp.	205,000	9,102,000
Pioneer Natural Resources Co. (a)	462,800	14,865,136
Pogo Producing Co.	75,000	3,402,750
Premcor, Inc. (a)	200,500	6,305,725
Progress Energy Ltd. (a)	100,000	1,025,871
Remington Oil & Gas Corp. (a)	57,000	1,137,150
Suncor Energy, Inc.	8,000	208,289
Talisman Energy, Inc.	36,400	2,127,388
Tom Brown, Inc. (a)	151,800	5,338,806

	Shares	Value (Note 1)
Valero Energy Corp.	200,000	$ 12,000,000
XTO Energy, Inc.	203,600	6,075,424
TOTAL OIL & GAS		107,918,307
TOTAL COMMON STOCKS (Cost $179,772,013)		214,460,054
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 1.08% (b)	1,700,070	1,700,070
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	2,008,500	2,008,500
TOTAL MONEY MARKET FUNDS (Cost $3,708,570)		3,708,570
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $183,480,583)		218,168,624
NET OTHER ASSETS - 2.8%		6,305,904
NET ASSETS - 100%		$ 224,474,528
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $308,799,595 and $303,590,107, respectively.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $23,667,000 all of which will expire on February 28, 2011.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $1,950,780) (cost $183,480,583) - See accompanying schedule		$ 218,168,624
Receivable for investments sold		19,923,008
Receivable for fund shares sold		1,349,846
Dividends receivable		55,420
Interest receivable		3,836
Prepaid expenses		843
Other affiliated receivables		27
Other receivables		65,506
Total assets		239,567,110

Liabilities
Payable for investments purchased	$ 12,229,493
Payable for fund shares redeemed	649,777
Accrued management fee	106,079
Other affiliated payables	71,877
Other payables and accrued expenses	26,856
Collateral on securities loaned, at value	2,008,500
Total liabilities		15,092,582

Net Assets		$ 224,474,528
Net Assets consist of:
Paid in capital		$ 213,826,313
Undistributed net investment income		1,632
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,042,006)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,688,589
Net Assets, for 9,761,183 shares outstanding		$ 224,474,528
Net Asset Value, offering price and redemption price per share ($224,474,528 ÷ 9,761,183 shares)		$ 23.00

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 1,169,851
Interest		63,455
Security lending		17,224
Total income		1,250,530

Expenses
Management fee	$ 1,068,158
Transfer agent fees	935,288
Accounting and security lending fees	115,675
Non-interested trustees' compensation	933
Custodian fees and expenses	10,055
Registration fees	45,297
Audit	44,529
Legal	664
Miscellaneous	4,049
Total expenses before reductions	2,224,648
Expense reductions	(123,020)	2,101,628
Net investment income (loss)		(851,098)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	30,065,315
Foreign currency transactions	(36,244)
Total net realized gain (loss)		30,029,071
Change in net unrealized appreciation (depreciation) on: Investment securities	20,772,437
Assets and liabilities in foreign currencies	209
Total change in net unrealized appreciation (depreciation)		20,772,646
Net gain (loss)		50,801,717
Net increase (decrease) in net assets resulting from operations		$ 49,950,619
Other Information
Sales charges paid to FDC		$ 324,628
Deferred sales charges withheld by FDC		$ 1,242
Exchange fees withheld by FSC		$ 7,373

See accompanying notes which are an integral part of the financial statements.

Annual Report

Natural Gas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (851,098)	$ 434,413
Net realized gain (loss)	30,029,071	(11,530,770)
Change in net unrealized appreciation (depreciation)	20,772,646	6,463,114
Net increase (decrease) in net assets resulting from operations	49,950,619	(4,633,243)
Distributions to shareholders from net investment income	-	(875,067)
Share transactions Net proceeds from sales of shares	201,189,693	108,934,224
Reinvestment of distributions	-	782,096
Cost of shares redeemed	(189,830,118)	(127,016,898)
Net increase (decrease) in net assets resulting from share transactions	11,359,575	(17,300,578)
Redemption fees	159,700	128,572
Total increase (decrease) in net assets	61,469,894	(22,680,316)

Net Assets
Beginning of period	163,004,634	185,684,950
End of period (including undistributed net investment income of $1,632 and $0, respectively)	$ 224,474,528	$ 163,004,634
Other Information Shares
Sold	10,255,398	6,131,084
Issued in reinvestment of distributions	-	45,436
Redeemed	(9,850,376)	(7,186,594)
Net increase (decrease)	405,022	(1,010,074)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.42	$ 17.91	$ 23.26	$ 15.21	$ 10.59
Income from Investment Operations
Net investment income (loss) C	(.09)	.05	.14	.10	-F
Net realized and unrealized gain (loss)	5.65	(.45)	(5.35)	8.22	4.68
Total from investment operations	5.56	(.40)	(5.21)	8.32	4.68
Distributions from net investment income	-	(.10)	(.03)	(.04)	(.09)
Distributions from net realized gain	-	-	(.13)	(.30)	-
Total distributions	-	(.10)	(.16)	(.34)	(.09)
Redemption fees added to paid in capital C	.02	.01	.02	.07	.03
Net asset value, end of period	$ 23.00	$ 17.42	$ 17.91	$ 23.26	$ 15.21
Total Return A,B	32.03%	(2.17)%	(22.47)%	55.49%	44.70%
Ratios to Average Net Assets D
Expenses before expense reductions	1.21%	1.30%	1.17%	1.15%	1.42%
Expenses net of voluntary waivers, if any	1.21%	1.30%	1.17%	1.15%	1.42%
Expenses net of all reductions	1.14%	1.24%	1.13%	1.10%	1.39%
Net investment income (loss)	(.46)%	.27%	.67%	.47%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,475	$ 163,005	$ 185,685	$ 421,167	$ 53,976
Portfolio turnover rate	171%	108%	68%	94%	85%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Resources Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Life of FundA
Select Natural Resources	34.96%	15.93%	7.83%

A From March 3, 1997

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Select Natural Resources Portfolio on March 3, 1997, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Natural Resources Portfolio

Management's Discussion of Fund Performance

Comments from Pratima Abichandani, Portfolio Manager of Fidelity® Select Natural Resources Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, the fund returned 34.96%, lagging the 40.34% return of the Goldman Sachs® Natural Resources Index and the S&P 500®. Unfavorable stock selection in the energy services and exploration and production (E&P) segments was the most detrimental factor compared with the Goldman Sachs index, along with an overweighting in drillers, a group that struggled during the period. Weatherford International, a large energy services provider, was hampered by the delayed recovery in spending on North American exploration projects. My decision to carry a large overweighting in the stock made the situation worse. A similar story explained the performance of driller ENSCO International, which finished with a single-digit gain due to sluggish offshore exploration activity in the Gulf of Mexico. On the positive side, performance was aided by good stock picking in industrial metals, integrated energy and gold. Copper-producer Freeport-McMoRan Copper & Gold topped the list of contributors, boosted by surging copper prices. Gold mining stock Newmont Mining had a less spectacular but still solid return, benefiting from rising gold prices, low interest rates and a weak U.S. dollar.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Natural Resources Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
BP PLC sponsored ADR	8.5
ChevronTexaco Corp.	6.0
Exxon Mobil Corp.	5.5
ConocoPhillips	5.2
Schlumberger Ltd. (NY Shares)	4.6
Alcoa, Inc.	3.7
Occidental Petroleum Corp.	3.3
Newmont Mining Corp.	2.7
EnCana Corp.	2.6
International Paper Co.	2.6
44.7
Top Industries as of February 29, 2004
% of fund's net assets
Oil & Gas	53.8%
Energy Equipment & Services	19.6%
Metals & Mining	13.4%
Paper & Forest Products	6.1%
Containers & Packaging	1.7%
All Others*	5.4%

* Includes short-term investments and net other assets.

Annual Report

Natural Resources Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1)
CHEMICALS - 0.1%
Olin Corp.	4,000	$ 72,640
CONTAINERS & PACKAGING - 1.7%
Packaging Corp. of America	16,400	386,384
Pactiv Corp. (a)	4,500	96,705
Smurfit-Stone Container Corp. (a)	43,800	812,928
TOTAL CONTAINERS & PACKAGING		1,296,017
ENERGY EQUIPMENT & SERVICES - 19.6%
Baker Hughes, Inc.	34,190	1,286,228
BJ Services Co. (a)	20,900	904,761
Cal Dive International, Inc. (a)	2,800	67,900
Cooper Cameron Corp. (a)	3,000	132,660
Diamond Offshore Drilling, Inc.	13,600	340,136
ENSCO International, Inc.	38,500	1,130,745
GlobalSantaFe Corp.	27,483	810,749
Grant Prideco, Inc. (a)	23,700	359,529
Grey Wolf, Inc. (a)	24,000	101,520
Halliburton Co.	20,300	648,788
Maverick Tube Corp. (a)	3,000	61,650
Nabors Industries Ltd. (a)	16,300	771,805
National-Oilwell, Inc. (a)	10,900	323,839
Noble Corp. (a)	10,100	410,060
Pason Systems, Inc.	4,300	88,225
Patterson-UTI Energy, Inc. (a)	3,900	141,492
Precision Drilling Corp. (a)	7,000	335,992
Pride International, Inc. (a)	27,100	464,494
Rowan Companies, Inc. (a)	24,600	578,100
Schlumberger Ltd. (NY Shares)	54,426	3,509,933
Smith International, Inc. (a)	17,600	891,792
Tidewater, Inc.	3,200	106,336
Transocean, Inc. (a)	9,000	265,320
Varco International, Inc. (a)	17,900	356,568
Weatherford International Ltd. (a)	18,795	842,016
Willbros Group, Inc. (a)	9,700	150,350
TOTAL ENERGY EQUIPMENT & SERVICES		15,080,988
GAS UTILITIES - 0.4%
Kinder Morgan, Inc.	4,400	271,524
METALS & MINING - 13.4%
Aber Diamond Corp. (a)	2,200	74,528
Alcan, Inc.	29,200	1,381,230
Alcoa, Inc.	76,200	2,855,214
Anglo American PLC ADR	3,000	75,810
Apex Silver Mines Ltd. (a)	4,400	96,052
Freeport-McMoRan Copper & Gold, Inc. Class B	36,463	1,555,147
Goldcorp, Inc.	32,000	423,168
Inco Ltd. (a)	12,900	478,347

	Shares	Value (Note 1)
Inmet Mining Corp. (a)	7,200	$ 109,177
Kinross Gold Corp. (a)	15,200	101,413
Meridian Gold, Inc. (a)	7,500	94,968
Newmont Mining Corp.	47,100	2,046,495
Nucor Corp.	2,300	144,670
Phelps Dodge Corp. (a)	8,400	724,584
Rio Tinto PLC sponsored ADR	1,500	164,850
TOTAL METALS & MINING		10,325,653
MULTI-UTILITIES & UNREGULATED POWER - 0.5%
AES Corp. (a)	44,200	400,452
OIL & GAS - 53.8%
Anadarko Petroleum Corp.	14,600	748,250
Apache Corp.	43,870	1,806,128
BP PLC sponsored ADR	132,964	6,541,826
Burlington Resources, Inc.	29,900	1,750,346
Chesapeake Energy Corp.	44,300	567,926
ChevronTexaco Corp.	51,716	4,569,109
ConocoPhillips	57,482	3,958,785
Cross Timbers Royalty Trust	60	1,608
Devon Energy Corp.	28,985	1,645,768
EnCana Corp.	46,442	2,011,461
EOG Resources, Inc.	19,800	880,902
Exxon Mobil Corp.	99,896	4,212,614
Murphy Oil Corp.	5,300	332,469
Noble Energy, Inc.	3,200	149,696
Occidental Petroleum Corp.	57,500	2,553,000
Petro-Canada	27,800	1,255,679
Pioneer Natural Resources Co. (a)	24,600	790,152
Pogo Producing Co.	7,900	358,423
Premcor, Inc. (a)	10,400	327,080
Repsol YPF SA sponsored ADR	17,900	368,561
Royal Dutch Petroleum Co. (NY Shares)	25,900	1,284,381
Sibneft sponsored ADR	17,200	589,960
Southwestern Energy Co. (a)	5,200	116,792
Sunoco, Inc.	14,900	916,350
Talisman Energy, Inc.	23,500	1,373,451
Tom Brown, Inc. (a)	3,500	123,095
Total SA sponsored ADR	6,000	551,940
Valero Energy Corp.	13,900	834,000
XTO Energy, Inc.	14,033	418,745
YUKOS Corp. sponsored ADR	4,587	232,561
TOTAL OIL & GAS		41,271,058
PAPER & FOREST PRODUCTS - 6.1%
Bowater, Inc.	6,900	316,710
Domtar, Inc.	13,700	158,497
Georgia-Pacific Corp.	23,000	737,150
International Paper Co.	44,800	1,982,848
MeadWestvaco Corp.	17,789	521,218
Common Stocks - continued
	Shares	Value (Note 1)
PAPER & FOREST PRODUCTS - CONTINUED
Slocan Forest Products Ltd. (a)	260	$ 3,390
Weyerhaeuser Co.	14,500	946,125
TOTAL PAPER & FOREST PRODUCTS		4,665,938
SPECIALTY RETAIL - 0.1%
Boise Cascade Corp.	2,700	90,990
TOTAL COMMON STOCKS (Cost $64,066,985)		73,475,260
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 1.08% (b)	4,800,252	4,800,252
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	959,775	959,775
TOTAL MONEY MARKET FUNDS (Cost $5,760,027)		5,760,027
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $69,827,012)		79,235,287
NET OTHER ASSETS - (3.2)%		(2,457,621)
NET ASSETS - 100%		$ 76,777,666
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $47,399,401 and $12,213,235, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $453 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.6%
Canada	10.1%
United Kingdom	8.8%
Netherlands Antilles	4.6%
Cayman Islands	1.7%
Netherlands	1.7%
Russia	1.1%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $1,584,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $939,720) (cost $69,827,012) - See accompanying schedule		$ 79,235,287
Receivable for fund shares sold		594,354
Dividends receivable		183,911
Interest receivable		2,675
Prepaid expenses		147
Other affiliated receivables		31
Other receivables		2,955
Total assets		80,019,360

Liabilities
Payable for investments purchased	$ 2,106,222
Payable for fund shares redeemed	89,145
Accrued management fee	33,499
Other affiliated payables	22,982
Other payables and accrued expenses	30,071
Collateral on securities loaned, at value	959,775
Total liabilities		3,241,694

Net Assets		$ 76,777,666
Net Assets consist of:
Paid in capital		$ 69,101,966
Undistributed net investment income		99,061
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,830,867)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,407,506
Net Assets, for 5,151,211 shares outstanding		$ 76,777,666
Net Asset Value, offering price and redemption price per share ($76,777,666 ÷ 5,151,211 shares)		$ 14.90

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 671,890
Interest		14,163
Security lending		4,208
Total income		690,261

Expenses
Management fee	$ 220,571
Transfer agent fees	236,538
Accounting and security lending fees	56,192
Non-interested trustees' compensation	151
Custodian fees and expenses	20,410
Registration fees	21,337
Audit	44,374
Legal	124
Miscellaneous	430
Total expenses before reductions	600,127
Expense reductions	(2,167)	597,960
Net investment income (loss)		92,301
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,607,160
Foreign currency transactions	6,761
Total net realized gain (loss)		1,613,921
Change in net unrealized appreciation (depreciation) on: Investment securities	10,257,240
Assets and liabilities in foreign currencies	(798)
Total change in net unrealized appreciation (depreciation)		10,256,442
Net gain (loss)		11,870,363
Net increase (decrease) in net assets resulting from operations		$ 11,962,664
Other Information
Sales charges paid to FDC		$ 19,804
Deferred sales charges withheld by FDC		$ 172
Exchange fees withheld by FSC		$ 720

See accompanying notes which are an integral part of the financial statements.

Annual Report

Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 92,301	$ 3,817
Net realized gain (loss)	1,613,921	(1,453,298)
Change in net unrealized appreciation (depreciation)	10,256,442	(3,206,856)
Net increase (decrease) in net assets resulting from operations	11,962,664	(4,656,337)
Distributions to shareholders from net investment income	-	(49,916)
Share transactions Net proceeds from sales of shares	63,168,537	23,260,495
Reinvestment of distributions	-	48,426
Cost of shares redeemed	(25,574,269)	(19,392,640)
Net increase (decrease) in net assets resulting from share transactions	37,594,268	3,916,281
Redemption fees	23,182	25,488
Total increase (decrease) in net assets	49,580,114	(764,484)

Net Assets
Beginning of period	27,197,552	27,962,036
End of period (including undistributed net investment income of $99,061 and $0, respectively)	$ 76,777,666	$ 27,197,552
Other Information Shares
Sold	4,674,705	1,924,734
Issued in reinvestment of distributions	-	3,769
Redeemed	(1,987,519)	(1,651,607)
Net increase (decrease)	2,687,186	276,896

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 12.78	$ 14.11	$ 11.71	$ 7.89
Income from Investment Operations
Net investment income (loss) C	.03	- F	.05	.04	(.02)
Net realized and unrealized gain (loss)	3.82	(1.73)	(.98)	3.33	3.80
Total from investment operations	3.85	(1.73)	(.93)	3.37	3.78
Distributions from net investment income	-	(.02)	(.01)	(.01)	-
Distributions from net realized gain	-	-	(.40)	(.99)	-
Total distributions	-	(.02)	(.41)	(1.00)	-
Redemption fees added to paid in capital C	.01	.01	.01	.03	.04
Net asset value, end of period	$ 14.90	$ 11.04	$ 12.78	$ 14.11	$ 11.71
Total Return A,B	34.96%	(13.48)%	(6.73)%	29.57%	48.42%
Ratios to Average Net Assets D
Expenses before expense reductions	1.59%	1.75%	1.61%	1.70%	1.89%
Expenses net of voluntary waivers, if any	1.59%	1.75%	1.61%	1.70%	1.89%
Expenses net of all reductions	1.59%	1.72%	1.56%	1.67%	1.85%
Net investment income (loss)	.24%	.01%	.36%	.29%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,778	$ 27,198	$ 27,962	$ 23,006	$ 14,057
Portfolio turnover rate	32%	70%	115%	138%	164%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Paper and Forest Products Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Paper and Forest Products	31.45%	11.67%	8.76%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Paper and Forest Products Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Paper and Forest Products Portfolio

Management's Discussion of Fund Performance

Comments from Anmol Mehra, who became Portfolio Manager of Fidelity® Select Paper and Forest Products Portfolio on February 1, 2004

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months that ended February 29, 2004, the fund returned 31.45%, lagging the S&P 500® and Goldman Sachs® Natural Resources Index, which gained 40.34%. The fund underperformed the sector index in part because it lacked the benchmark's exposure to many natural resources segments - such as gold - that outperformed paper and forest product stocks during the period. Also, within paper and forest products, a number of investments were hurt by rising energy prices, sluggish commodity demand and high raw material prices. Holdings in packaging companies Pactiv and Constar were disappointing. Pactiv suffered from investors' negative perception of its consumer-oriented business lines, while Constar declined on weak volume and difficult pricing. On the paper side, Tembec, Sappi and Bowater were hurt by the declining value of the U.S. dollar because much of their production takes place outside of the U.S., which resulted in falling local currency prices in those markets. However, several investments gained against the benchmark. Georgia-Pacific and Louisiana-Pacific benefited from strong pricing in wood products, while Buckeye Technologies enjoyed attractive dollar-denominated commodity pricing overseas. Packaging manufacturer Silgan Holdings enjoyed a rebound in food production that increased demand for its containers. The stock is no longer held in the fund.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Paper and Forest Products Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Smurfit-Stone Container Corp.	7.7
Bowater, Inc.	7.3
International Paper Co.	6.1
Georgia-Pacific Corp.	5.9
Temple-Inland, Inc.	5.5
Weyerhaeuser Co.	4.9
Sealed Air Corp.	4.7
Packaging Corp. of America	4.5
Boise Cascade Corp.	4.2
Kimberly-Clark Corp.	3.9
54.7
Top Industries as of February 29, 2004
% of fund's net assets
Paper & Forest Products	49.5%
Containers & Packaging	29.4%
Real Estate	5.2%
Specialty Retail	4.2%
Household Products	3.9%
All Others *	7.8%

* Includes short-term investments and net other assets.

Annual Report

Paper and Forest Products Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (Note 1)
CONTAINERS & PACKAGING - 29.4%
Bemis Co., Inc.	15,900	$ 812,172
Longview Fibre Co.	19,400	251,812
Packaging Corp. of America	54,900	1,293,444
Pactiv Corp. (a)	6,300	135,387
Sealed Air Corp. (a)	27,100	1,350,935
Smurfit-Stone Container Corp. (a)	119,870	2,224,786
Sonoco Products Co.	32,300	805,885
Temple-Inland, Inc.	24,400	1,589,660
TOTAL CONTAINERS & PACKAGING		8,464,081
HOUSEHOLD PRODUCTS - 3.9%
Kimberly-Clark Corp.	17,400	1,125,432
PAPER & FOREST PRODUCTS - 49.5%
Abitibi-Consolidated, Inc.	123,500	980,269
Aracruz Celulose SA sponsored ADR	15,500	560,325
Bowater, Inc.	45,600	2,093,040
Buckeye Technologies, Inc. (a)	31,400	295,474
Canfor Corp.	13,100	132,329
Cascades, Inc.	37,000	343,555
Domtar, Inc.	56,700	655,970
Georgia-Pacific Corp.	53,200	1,705,060
International Forest Products (Interfor) Class A (a)	53,600	270,519
International Paper Co.	39,700	1,757,122
Louisiana-Pacific Corp.	44,000	1,088,120
MeadWestvaco Corp.	37,900	1,110,470
P.H. Glatfelter Co.	10,200	118,830
Pope & Talbot, Inc.	19,800	340,560
Potlatch Corp.	9,900	419,760
Sappi Ltd. sponsored ADR	9,400	128,780
Sino-Forest Corp. Class A (sub. vtg.) (a)	53,200	274,475
Tembec, Inc. (a)	67,900	495,732
Wausau-Mosinee Paper Corp.	6,700	90,852
Weyerhaeuser Co.	21,700	1,415,925
TOTAL PAPER & FOREST PRODUCTS		14,277,167
REAL ESTATE - 5.2%
Plum Creek Timber Co., Inc.	25,700	802,097
Rayonier, Inc.	16,125	694,343
TOTAL REAL ESTATE		1,496,440
SPECIALTY RETAIL - 4.2%
Boise Cascade Corp.	36,300	1,223,310
TOTAL COMMON STOCKS (Cost $24,562,197)		26,586,430
Money Market Funds - 21.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	4,830,416	$ 4,830,416
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	1,387,500	1,387,500
TOTAL MONEY MARKET FUNDS (Cost $6,217,916)		6,217,916
TOTAL INVESTMENT PORTFOLIO - 113.8% (Cost $30,780,113)		32,804,346
NET OTHER ASSETS - (13.8)%		(3,986,009)
NET ASSETS - 100%		$ 28,818,337
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $36,582,011 and $35,107,568, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,770 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
Canada	10.9%
Brazil	1.9%
Others (individually less than 1%)	0.4%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $7,785,000 of which $1,371,000, $3,556,000 and $2,858,000 will expire on February 28, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Paper and Forest Products Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $1,377,000) (cost $30,780,113) - See accompanying schedule		$ 32,804,346
Receivable for investments sold		190,248
Receivable for fund shares sold		2,075,398
Dividends receivable		42,442
Interest receivable		678
Prepaid expenses		78
Other affiliated receivables		31
Other receivables		7,267
Total assets		35,120,488

Liabilities
Payable for investments purchased	$ 4,822,929
Payable for fund shares redeemed	43,371
Accrued management fee	10,522
Other affiliated payables	10,429
Other payables and accrued expenses	27,400
Collateral on securities loaned, at value	1,387,500
Total liabilities		6,302,151

Net Assets		$ 28,818,337
Net Assets consist of:
Paid in capital		$ 34,742,411
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,951,120)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,027,046
Net Assets, for 910,739 shares outstanding		$ 28,818,337
Net Asset Value, offering price and redemption price per share ($28,818,337 ÷ 910,739 shares)		$ 31.64

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 316,266
Interest		7,258
Security lending		4,175
Total income		327,699

Expenses
Management fee	$ 109,487
Transfer agent fees	139,825
Accounting and security lending fees	55,653
Non-interested trustees' compensation	103
Custodian fees and expenses	12,985
Registration fees	17,134
Audit	43,805
Legal	79
Miscellaneous	483
Total expenses before reductions	379,554
Expense reductions	(13,422)	366,132
Net investment income (loss)		(38,433)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,466,570
Foreign currency transactions	(3,762)
Total net realized gain (loss)		2,462,808
Change in net unrealized appreciation (depreciation) on: Investment securities	2,491,424
Assets and liabilities in foreign currencies	2,793
Total change in net unrealized appreciation (depreciation)		2,494,217
Net gain (loss)		4,957,025
Net increase (decrease) in net assets resulting from operations		$ 4,918,592
Other Information
Sales charges paid to FDC		$ 9,451
Deferred sales charges withheld by FDC		$ 661
Exchange fees withheld by FSC		$ 1,118

See accompanying notes which are an integral part of the financial statements.

Annual Report

Paper and Forest Products Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (38,433)	$ (17,701)
Net realized gain (loss)	2,462,808	(2,910,573)
Change in net unrealized appreciation (depreciation)	2,494,217	(3,595,280)
Net increase (decrease) in net assets resulting from operations	4,918,592	(6,523,554)
Share transactions Net proceeds from sales of shares	26,995,138	42,413,424
Cost of shares redeemed	(24,424,891)	(40,708,473)
Net increase (decrease) in net assets resulting from share transactions	2,570,247	1,704,951
Redemption fees	21,236	50,656
Total increase (decrease) in net assets	7,510,075	(4,767,947)

Net Assets
Beginning of period	21,308,262	26,076,209
End of period	$ 28,818,337	$ 21,308,262
Other Information Shares
Sold	930,389	1,486,372
Redeemed	(904,918)	(1,507,023)
Net increase (decrease)	25,471	(20,651)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.07	$ 28.78	$ 25.00	$ 22.17	$ 18.45
Income from Investment Operations
Net investment income (loss) C	(.05)	(.02)	.11	.20	.20
Net realized and unrealized gain (loss)	7.59	(4.74)	3.71	2.64	3.26
Total from investment operations	7.54	(4.76)	3.82	2.84	3.46
Distributions from net investment income	-	-	(.16)	(.15)	-
Redemption fees added to paid in capital C	.03	.05	.12	.14	.26
Net asset value, end of period	$ 31.64	$ 24.07	$ 28.78	$ 25.00	$ 22.17
Total Return A, B	31.45%	(16.37)%	15.82%	13.48%	20.16%
Ratios to Average Net Assets D
Expenses before expense reductions	2.01%	1.81%	1.82%	2.10%	1.89%
Expenses net of voluntary waivers, if any	2.01%	1.81%	1.82%	2.10%	1.89%
Expenses net of all reductions	1.94%	1.73%	1.69%	2.03%	1.74%
Net investment income (loss)	(.20)%	(.07)%	.42%	.86%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,818	$ 21,308	$ 26,076	$ 15,252	$ 12,412
Portfolio turnover rate	188%	201%	247%	318%	383%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Business Services and Outsourcing Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Life of fundA
Select Business Services and Outsourcing	38.63%	4.80%	9.53%

A From February 4, 1998

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Select Business Services and Outsourcing Portfolio on February 4, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Business Services and Outsourcing Portfolio

Management's Discussion of Fund Performance

Comments from Dion Hershan, who managed Fidelity® Select Business Services and Outsourcing Portfolio from October 1, 2003 through the end of the period

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

The fund gained 38.63% during the 12 months ending February 29, 2004, modestly outpacing the S&P 500 index but trailing the 55.88% return of the Goldman Sachs® Technology Index. The underperformance relative to the Goldman Sachs index stemmed primarily from the fund's more defensive orientation. First Data had the largest negative impact on results. The stock lagged the Goldman Sachs index because of concerns that U.S. regulators would derail a pending merger with Concord EFS, a processor of debit card transactions and a second disappointment during the period. Another laggard was Intuit, a maker of personal finance, tax and small-business software. Intuit's business execution was subpar during the past year. Turning to contributors, Amdocs, which provides software to telecommunications companies, did very well. Amdocs benefited from increased spending on software by its customers, missteps by the company's chief competitors, and success in entering new markets. Another positive relative performer was Satyam Computer Services, an Indian IT services company. Satyam benefited from the increased willingness of U.S. companies to take advantage of cheaper overseas technology labor.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Business Services and Outsourcing Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
First Data Corp.	11.0
Ceridian Corp.	8.1
Affiliated Computer Services, Inc. Class A	7.8
Computer Sciences Corp.	5.7
Omnicom Group, Inc.	4.2
DST Systems, Inc.	4.0
Amdocs Ltd.	4.0
Paychex, Inc.	3.5
Quest Diagnostics, Inc.	3.4
The BISYS Group, Inc.	3.1
54.8
Top Industries as of February 29, 2004
% of fund's net assets
IT Services	61.2%
Commercial Services & Supplies	11.3%
Health Care Providers & Services	9.0%
Software	7.0%
Media	5.9%
All Others*	5.6%

* Includes short-term investments and net other assets.

Annual Report

Business Services and Outsourcing Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CAPITAL MARKETS - 2.5%
Investors Financial Services Corp.	7,000	$ 308,210
Lehman Brothers Holdings, Inc.	1,200	104,052
State Street Corp.	8,800	472,824
TOTAL CAPITAL MARKETS		885,086
COMMERCIAL SERVICES & SUPPLIES - 11.3%
Adecco SA sponsored ADR	7,600	95,304
Apollo Group, Inc. Class A (a)	5,000	380,750
Aramark Corp. Class B	11,300	310,185
Banta Corp.	200	8,872
Capita Group PLC	31,300	159,855
ChoicePoint, Inc. (a)	19,200	723,072
Cintas Corp.	15,700	670,547
Corinthian Colleges, Inc. (a)	4,900	294,735
Corrections Corp. of America (a)	96	3,223
Equifax, Inc.	24,400	639,524
Exponent, Inc. (a)	1,700	37,704
H&R Block, Inc.	300	16,215
Hudson Highland Group, Inc. (a)	2,900	65,598
Korn/Ferry International (a)	4,300	53,363
Manpower, Inc.	4,400	196,900
MemberWorks, Inc. (a)	1,600	54,512
Robert Half International, Inc. (a)	10,600	238,182
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,948,541
COMPUTERS & PERIPHERALS - 1.1%
Diebold, Inc.	1,400	73,766
Maxtor Corp. (a)	7,800	79,950
Moser-Baer India Ltd.	15,200	108,725
Seagate Technology	4,300	74,390
Western Digital Corp. (a)	3,200	36,448
TOTAL COMPUTERS & PERIPHERALS		373,279
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Flextronics International Ltd. (a)	2,400	43,440
Solectron Corp. (a)	3,900	24,921
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		68,361
HEALTH CARE PROVIDERS & SERVICES - 9.0%
AMN Healthcare Services, Inc. (a)	6,075	110,687
DaVita, Inc. (a)	18,100	823,731
IMS Health, Inc.	27,278	675,949
Laboratory Corp. of America Holdings (a)	2,300	90,137
Quest Diagnostics, Inc.	14,600	1,209,902
U.S. Oncology, Inc. (a)	13,400	166,830
WebMD Corp. (a)	10,300	88,168
TOTAL HEALTH CARE PROVIDERS & SERVICES		3,165,404

	Shares	Value (Note 1)
HOUSEHOLD DURABLES - 0.2%
Garmin Ltd.	1,100	$ 50,424
INSURANCE - 0.5%
Hilb, Rogal & Hamilton Co.	2,700	99,360
USI Holdings Corp. (a)	5,700	77,292
TOTAL INSURANCE		176,652
INTERNET SOFTWARE & SERVICES - 0.3%
Ariba, Inc. (a)	9,800	30,478
Websense, Inc. (a)	2,900	79,170
TOTAL INTERNET SOFTWARE & SERVICES		109,648
IT SERVICES - 61.2%
Accenture Ltd. Class A (a)	5,500	127,050
Affiliated Computer Services, Inc. Class A (a)	56,400	2,721,864
Alliance Data Systems Corp. (a)	12,400	371,380
Anteon International Corp. (a)	8,400	245,700
BearingPoint, Inc. (a)	61,000	649,650
Ceridian Corp. (a)	149,300	2,826,249
Certegy, Inc.	6,200	211,854
Ciber, Inc. (a)	17,300	164,350
Cognizant Technology Solutions Corp. Class A (a)	8,454	401,058
Computer Sciences Corp. (a)	47,700	1,993,383
DST Systems, Inc. (a)	31,100	1,392,036
First Data Corp.	94,000	3,852,120
Hewitt Associates, Inc. Class A (a)	10,000	325,500
Infosys Technologies Ltd.	4,939	554,145
InterCept, Inc. (a)	12,300	146,862
Iron Mountain, Inc. (a)	3,100	139,035
ManTech International Corp. Class A (a)	21,900	457,272
Mastek Ltd.	5,251	27,263
MPS Group, Inc. (a)	100	975
National Processing, Inc. (a)	31,400	621,720
Paychex, Inc.	38,087	1,225,259
Sabre Holdings Corp. Class A	16,200	367,578
Satyam Computer Services Ltd.	70,500	482,840
Satyam Computer Services Ltd. ADR	100	2,052
SM&A (a)	4,900	51,009
SunGard Data Systems, Inc. (a)	34,900	1,014,543
The BISYS Group, Inc. (a)	61,900	1,092,535
TOTAL IT SERVICES		21,465,282
MEDIA - 5.9%
Interpublic Group of Companies, Inc. (a)	34,303	581,436
Lamar Advertising Co. Class A (a)	100	3,970
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Omnicom Group, Inc.	17,839	$ 1,459,230
Univision Communications, Inc. Class A (a)	900	32,067
TOTAL MEDIA		2,076,703
SOFTWARE - 7.0%
Amdocs Ltd. (a)	49,600	1,382,848
Barra, Inc.	12,300	389,172
I-Flex Solutions Ltd.	5,680	84,920
Intuit, Inc. (a)	3,300	146,388
Jack Henry & Associates, Inc.	200	3,710
Microsoft Corp.	3,500	92,750
Reynolds & Reynolds Co. Class A	12,300	343,416
TOTAL SOFTWARE		2,443,204
SPECIALTY RETAIL - 0.3%
Abercrombie & Fitch Co. Class A	800	25,224
Finlay Enterprises, Inc. (a)	5,100	94,554
TOTAL SPECIALTY RETAIL		119,778
TOTAL COMMON STOCKS (Cost $29,253,357)		34,882,362
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 1.08% (b)	185,741	185,741
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	3,220,850	3,220,850
TOTAL MONEY MARKET FUNDS (Cost $3,406,591)		3,406,591
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $32,659,948)	38,288,953
NET OTHER ASSETS - (9.2)%	(3,221,212)
NET ASSETS - 100%	$ 35,067,741
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $17,703,901 and $21,409,314, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,717 for the period.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $2,298,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Business Services and Outsourcing Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $3,173,781) (cost $32,659,948) - See accompanying schedule		$ 38,288,953
Receivable for investments sold		91,520
Receivable for fund shares sold		30,522
Dividends receivable		7,982
Interest receivable		235
Prepaid expenses		164
Other affiliated receivables		36
Other receivables		3,218
Total assets		38,422,630

Liabilities
Payable for fund shares redeemed	$ 71,981
Accrued management fee	17,178
Other affiliated payables	15,599
Other payables and accrued expenses	29,281
Collateral on securities loaned, at value	3,220,850
Total liabilities		3,354,889

Net Assets		$ 35,067,741
Net Assets consist of:
Paid in capital		$ 32,143,065
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,704,329)
Net unrealized appreciation (depreciation) on investments		5,629,005
Net Assets, for 2,479,848 shares outstanding		$ 35,067,741
Net Asset Value, offering price and redemption price per share ($35,067,741 ÷ 2,479,848 shares)		$ 14.14

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 132,347
Interest		10,561
Security lending		12,683
Total income		155,591

Expenses
Management fee	$ 194,978
Transfer agent fees	225,712
Accounting and security lending fees	56,145
Non-interested trustees' compensation	145
Custodian fees and expenses	14,105
Registration fees	16,187
Audit	43,867
Legal	155
Miscellaneous	711
Total expenses before reductions	552,005
Expense reductions	(4,879)	547,126
Net investment income (loss)		(391,535)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,669,301
Foreign currency transactions	712
Total net realized gain (loss)		1,670,013
Change in net unrealized appreciation (depreciation) on investment securities		9,233,366
Net gain (loss)		10,903,379
Net increase (decrease) in net assets resulting from operations		$ 10,511,844
Other Information
Sales charges paid to FDC		$ 18,330
Deferred sales charges withheld by FDC		$ 315
Exchange fees withheld by FSC		$ 1,215

See accompanying notes which are an integral part of the financial statements.

Annual Report

Business Services and Outsourcing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (391,535)	$ (401,224)
Net realized gain (loss)	1,670,013	(3,497,634)
Change in net unrealized appreciation (depreciation)	9,233,366	(13,228,095)
Net increase (decrease) in net assets resulting from operations	10,511,844	(17,126,953)
Share transactions Net proceeds from sales of shares	12,647,841	23,784,015
Cost of shares redeemed	(15,988,062)	(42,142,348)
Net increase (decrease) in net assets resulting from share transactions	(3,340,221)	(18,358,333)
Redemption fees	8,594	46,665
Total increase (decrease) in net assets	7,180,217	(35,438,621)

Net Assets
Beginning of period	27,887,524	63,326,145
End of period	$ 35,067,741	$ 27,887,524
Other Information Shares
Sold	989,188	1,746,855
Redeemed	(1,244,696)	(3,175,220)
Net increase (decrease)	(255,508)	(1,428,365)

Financial Highlights

Years ended February 28,	2004F	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 15.21	$ 14.66	$ 14.00	$ 13.57
Income from Investment Operations
Net investment income (loss)C	(.15)	(.12)	(.11)	(.09)	(.05)D
Net realized and unrealized gain (loss)	4.09	(4.90)	.81	2.00	1.69
Total from investment operations	3.94	(5.02)	.70	1.91	1.64
Distributions from net realized gain	-	-	(.19)	(1.28)	(1.23)
Redemption fees added to paid in capitalC	-G	.01	.04	.03	.02
Net asset value, end of period	$ 14.14	$ 10.20	$ 15.21	$ 14.66	$ 14.00
Total ReturnA,B	38.63%	(32.94)%	5.23%	15.21%	12.15%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.64%	1.61%	1.42%	1.54%	1.50%
Expenses net of voluntary waivers, if any	1.64%	1.61%	1.42%	1.54%	1.50%
Expenses net of all reductions	1.63%	1.57%	1.39%	1.51%	1.48%
Net investment income (loss)	(1.17)%	(.97)%	(.74)%	(.67)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,068	$ 27,888	$ 63,326	$ 55,166	$ 52,278
Portfolio turnover rate	54%	129%	159%	123%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $0.05 per share. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Computers Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Computers	67.71%	-2.20%	14.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Computers Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Computers Portfolio

Management's Discussion of Fund Performance

Comments from Sonu Kalra, Portfolio Manager of Fidelity® Select Computers Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, the fund returned 67.71%, beating the 55.88% return of the Goldman Sachs® Technology Index and easily outdistancing the S&P 500®. Stock picking in the semiconductor and software segments was especially strong compared with the Goldman Sachs index. Chip maker Intel was the fund's largest contributor in absolute terms, while wireless infrastructure stock LM Ericsson aided performance in absolute terms and versus the sector benchmark. Aggressive cost cutting and the prospect of higher capital expenditures in the wireless industry boosted Ericsson's stock. Semiconductor maker Analog Devices also contributed both in absolute terms and relative to the sector benchmark, its stock surging on news that the company had blown past estimates for its fiscal first-quarter earnings. On the negative side, PalmOne was the fund's largest detractor on an absolute basis. The stock struggled due to the announcement of an approximately 10% cutback in the company's workforce, along with the news of planned phase-outs of some PalmOne products by a key retailer. Compared with the Goldman Sachs index, telecommunications network provider Nortel Networks was the largest detractor, as I underweighted the stock and it gained more than 270%.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Computers Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Dell, Inc.	5.4
Intel Corp.	5.4
Cisco Systems, Inc.	4.6
Analog Devices, Inc.	3.9
EMC Corp.	3.0
Hewlett-Packard Co.	2.9
Lexmark International, Inc. Class A	2.7
National Semiconductor Corp.	2.5
Texas Instruments, Inc.	2.4
Xilinx, Inc.	2.0
34.8
Top Industries as of February 29, 2004
% of fund's net assets
Semiconductors & Semiconductor Equipment	36.8%
Computers & Peripherals	21.9%
Communications Equipment	20.2%
Electronic Equipment & Instruments	6.6%
Software	6.6%
All Others*	7.9%

* Includes short-term investments and net other assets.

Annual Report

Computers Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 20.2%
3Com Corp. (a)	268,400	$ 1,878,800
ADC Telecommunications, Inc. (a)	1,330,000	3,990,000
Airspan Networks, Inc. (a)	235,400	1,122,858
Alcatel SA sponsored ADR (a)	653,400	10,578,546
Alvarion Ltd. (a)	341,200	4,930,340
Andrew Corp. (a)	94,000	1,675,080
Arris Group, Inc. (a)	182,800	1,895,636
AudioCodes Ltd. (a)	77,500	1,067,175
Avaya, Inc. (a)	790,400	13,555,360
Avici Systems, Inc. (a)	80,000	1,640,800
Brocade Communications Systems, Inc. (a)	759,000	5,290,230
CIENA Corp. (a)	587,800	3,368,094
Cisco Systems, Inc. (a)	2,008,800	46,403,280
Comverse Technology, Inc. (a)	317,400	6,259,128
Corning, Inc. (a)	292,600	3,672,130
ECI Telecom Ltd. (a)	19,900	137,091
Emulex Corp. (a)	157,400	3,648,532
Enterasys Networks, Inc. (a)	928,300	4,223,765
Extreme Networks, Inc. (a)	175,900	1,415,995
F5 Networks, Inc. (a)	42,200	1,396,398
FalconStor Software, Inc. (a)	197,500	1,477,300
Finisar Corp. (a)	574,200	1,647,954
Foundry Networks, Inc. (a)	16,400	387,040
ITF Optical Technologies, Inc. Series A (c)	31,365	39,206
Juniper Networks, Inc. (a)	43,500	1,125,345
Lucent Technologies, Inc. (a)	1,825,800	7,650,102
Marconi Corp. PLC (a)	307,903	4,102,359
McDATA Corp. Class A (a)	426,900	3,440,814
Motorola, Inc.	475,200	8,767,440
MRV Communications, Inc. (a)	292,800	1,206,336
NetScreen Technologies, Inc. (a)	48,100	1,705,145
NMS Communications Corp. (a)	210,000	1,621,200
Nortel Networks Corp. (a)	579,900	4,610,380
Oplink Communications, Inc. (a)	375,000	993,750
Powerwave Technologies, Inc. (a)	512,799	5,061,326
QLogic Corp. (a)	44,700	1,868,460
QUALCOMM, Inc.	123,800	7,855,110
Research in Motion Ltd. (a)	13,000	1,285,544
Riverstone Networks, Inc. (a)	537,100	902,328
Scientific-Atlanta, Inc.	100,000	3,310,000
SeaChange International, Inc. (a)	62,600	1,079,224
Sierra Wireless, Inc. (a)	90,800	2,491,229
Sonus Networks, Inc. (a)	34,800	206,364
Telefonaktiebolaget LM Ericsson ADR (a)	651,400	18,903,628
WJ Communications, Inc. (a)	309,900	1,558,797
Zhone Technologies, Inc. (a)	53,000	259,170
TOTAL COMMUNICATIONS EQUIPMENT		201,704,789
COMPUTERS & PERIPHERALS - 21.9%
Acer, Inc.	1,177,000	1,858,421

	Shares	Value (Note 1)
Ambit Microsystems Corp.	526,900	$ 1,537,122
Apple Computer, Inc. (a)	340,600	8,150,558
ASUSTeK Computer, Inc.	711,000	1,871,053
Concurrent Computer Corp. (a)	650,900	2,649,163
Dell, Inc. (a)	1,651,100	53,908,413
Diebold, Inc.	20,300	1,069,607
Dot Hill Systems Corp. (a)	375,900	5,273,877
EMC Corp. (a)	2,085,900	29,870,088
Hewlett-Packard Co.	1,267,400	28,782,654
Hutchinson Technology, Inc. (a)	277,900	7,911,813
Komag, Inc. (a)	281,400	6,427,176
Lexmark International, Inc. Class A (a)	325,200	26,760,708
Maxtor Corp. (a)	334,300	3,426,575
Moser-Baer India Ltd.	174,400	1,247,478
Network Appliance, Inc. (a)	218,700	4,737,042
PalmOne, Inc. (a)	400,120	4,013,204
Quanta Computer, Inc.	1,146,200	2,912,899
Quantum Corp. (a)	524,800	2,020,480
Silicon Graphics, Inc. (a)	117,100	377,062
Storage Technology Corp. (a)	204,200	5,997,354
Sun Microsystems, Inc. (a)	1,629,000	8,698,860
Synaptics, Inc. (a)	182,300	3,332,444
Western Digital Corp. (a)	551,400	6,280,446
TOTAL COMPUTERS & PERIPHERALS		219,114,497
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Global Crossing Ltd. (a)	36,900	996,300
ELECTRICAL EQUIPMENT - 0.4%
Byd Co. Ltd. (H Shares)	482,000	1,597,544
Kumho Electric Co. Ltd.	24,786	945,380
Power-One, Inc. (a)	160,900	1,972,634
TOTAL ELECTRICAL EQUIPMENT		4,515,558
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.6%
Ace Digitech Co. Ltd. (a)	239,000	1,218,829
Agilent Technologies, Inc. (a)	182,100	6,225,999
Agilysys, Inc.	142,900	1,901,285
Amphenol Corp. Class A (a)	23,100	1,428,735
Arrow Electronics, Inc. (a)	459,100	11,293,860
Avnet, Inc. (a)	97,200	2,289,060
Bell Microproducts, Inc. (a)	571,000	5,264,620
DDi Corp. (a)	86,500	1,267,225
Hon Hai Precision Industries Co. Ltd.	714,200	3,178,995
Ingram Micro, Inc. Class A (a)	173,600	3,294,928
Merix Corp. (a)	2,800	68,880
Nano-Proprietary, Inc. (a)	337,700	753,071
National Instruments Corp.	112,425	3,885,408
Photon Dynamics, Inc. (a)	71,000	2,535,410
Solectron Corp. (a)	469,500	3,000,105
Somera Communications, Inc. (a)	131,300	354,510
Symbol Technologies, Inc.	154,800	2,634,696
Tech Data Corp. (a)	150,900	6,106,923
Common Stocks - continued
	Shares	Value (Note 1)
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
TTM Technologies, Inc. (a)	90,100	$ 1,456,016
Veeco Instruments, Inc. (a)	73,500	2,143,995
Vishay Intertechnology, Inc. (a)	137,200	3,088,372
World Peace Industrial Co. Ltd.	2,789,000	2,927,402
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		66,318,324
HOUSEHOLD DURABLES - 0.6%
Koninklijke Philips Electronics NV (NY Shares)	106,100	3,227,562
Sony Corp. sponsored ADR	57,000	2,333,580
TOTAL HOUSEHOLD DURABLES		5,561,142
INDUSTRIAL CONGLOMERATES - 0.2%
Siemens AG sponsored ADR	24,600	1,913,880
INTERNET SOFTWARE & SERVICES - 3.0%
Akamai Technologies, Inc. (a)	146,600	2,199,000
Blue Coat Systems, Inc. (a)	51,000	2,092,071
EarthLink, Inc. (a)	323,900	2,957,207
Internap Network Services Corp. (a)	1,000,500	1,880,940
Internet Security Systems, Inc. (a)	31,700	561,407
Netegrity, Inc. (a)	263,500	2,411,025
Openwave Systems, Inc. (a)	153,933	2,333,624
Opsware, Inc. (a)	292,700	2,546,490
RADWARE Ltd. (a)	151,700	4,232,430
TheStreet.com, Inc. (a)	379,900	1,857,711
United Online, Inc. (a)	238,500	4,106,970
Yahoo!, Inc. (a)	69,000	3,063,600
TOTAL INTERNET SOFTWARE & SERVICES		30,242,475
IT SERVICES - 0.2%
CompuCom Systems, Inc. (a)	214,300	1,176,507
CSG Systems International, Inc. (a)	60,400	845,600
TOTAL IT SERVICES		2,022,107
MACHINERY - 0.1%
Magnecomp International Ltd. (a)	378,000	200,389
TK Corp.	120,392	934,736
TOTAL MACHINERY		1,135,125
MEDIA - 0.4%
Cinram International, Inc.	100,000	2,025,534
XM Satellite Radio Holdings, Inc. Class A (a)	65,000	1,591,200
TOTAL MEDIA		3,616,734
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 36.8%
Advanced Energy Industries, Inc. (a)	82,500	1,801,800
Agere Systems, Inc.:
Class A (a)	2,149,111	8,338,551

	Shares	Value (Note 1)
Class B (a)	2,105,689	$ 7,812,106
Altera Corp. (a)	636,200	14,047,296
Analog Devices, Inc.	792,170	39,529,283
Applied Micro Circuits Corp. (a)	230,900	1,491,614
ATMI, Inc. (a)	129,500	3,515,925
Broadcom Corp. Class A (a)	111,900	4,540,902
Conexant Systems, Inc. (a)	1,594,400	11,718,840
Cree, Inc. (a)	26,700	639,465
Cypress Semiconductor Corp. (a)	227,600	4,911,608
FEI Co. (a)	41,000	932,750
FormFactor, Inc.	86,100	1,751,274
GlobespanVirata, Inc. (a)	285,700	2,534,159
Integrated Circuit Systems, Inc. (a)	497,400	13,698,396
Integrated Device Technology, Inc. (a)	657,900	10,848,771
Intel Corp.	1,835,000	53,637,050
International Rectifier Corp. (a)	34,100	1,574,056
Intersil Corp. Class A	352,900	8,324,911
Lattice Semiconductor Corp. (a)	252,450	2,607,809
Linear Technology Corp.	221,800	8,869,782
LSI Logic Corp. (a)	192,500	1,944,250
Marvell Technology Group Ltd. (a)	115,900	5,276,927
Maxim Integrated Products, Inc.	134,200	6,697,922
MEMC Electronic Materials, Inc. (a)	246,600	2,340,234
Microchip Technology, Inc.	131,300	3,742,050
Micron Technology, Inc. (a)	271,200	4,078,848
Mindspeed Technologies, Inc. (a)	335,299	2,977,455
National Semiconductor Corp. (a)	647,700	25,493,472
NVIDIA Corp. (a)	524,100	11,661,225
ON Semiconductor Corp. (a)	575,300	4,867,038
Pericom Semiconductor Corp. (a)	85,700	985,550
PMC-Sierra, Inc. (a)	245,000	4,875,500
Power Integrations, Inc. (a)	98,300	2,897,884
Samsung Electronics Co. Ltd.	14,400	6,659,311
Silicon Image, Inc. (a)	633,400	7,062,410
STMicroelectronics NV (NY Shares)	185,900	4,805,515
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	519,000	991,173
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	405,244	4,210,485
Teradyne, Inc. (a)	286,600	7,064,690
Texas Instruments, Inc.	798,000	24,458,700
Tokyo Electron Ltd.	44,100	2,667,086
Tower Semicondutor Ltd. (a)	240,000	1,680,000
Trident Microsystems, Inc. (a)	228,753	3,737,824
United Microelectronics Corp. sponsored ADR (a)	639,885	3,333,801
Xilinx, Inc. (a)	486,400	20,448,256
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		368,083,954
SOFTWARE - 6.6%
Actuate Corp. (a)	338,300	964,155
Amdocs Ltd. (a)	202,300	5,640,124
BakBone Software, Inc. (a)	680,600	2,140,492
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
BEA Systems, Inc. (a)	389,000	$ 5,368,200
Cadence Design Systems, Inc. (a)	228,700	3,528,841
Concord Communications, Inc. (a)	185,300	3,428,050
FileNET Corp. (a)	92,400	2,614,920
Lawson Software, Inc. (a)	115,692	1,014,619
Micromuse, Inc. (a)	184,800	1,655,808
Microsoft Corp.	372,700	9,876,550
Mobius Management Systems, Inc. (a)	99,253	970,694
Nintendo Co. Ltd.	37,800	3,642,454
Peregrine Systems, Inc. (a)	120,000	2,820,000
Quest Software, Inc. (a)	137,500	2,168,375
Red Hat, Inc. (a)	163,867	2,962,715
Siebel Systems, Inc. (a)	238,478	3,114,523
Sonic Solutions, Inc. (a)	119,500	2,366,100
Symantec Corp. (a)	73,900	3,040,246
Synopsys, Inc. (a)	163,200	4,811,136
VERITAS Software Corp. (a)	101,700	3,093,714
Visual Networks, Inc. (a)	100,000	400,000
TOTAL SOFTWARE		65,621,716
SPECIALTY RETAIL - 1.4%
Best Buy Co., Inc.	261,500	13,924,875
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
At Road, Inc. (a)	5,100	60,945
LCC International, Inc. (a)	360,100	2,358,655
TOTAL WIRELESS TELECOMMUNICATION SERVICES		2,419,600
TOTAL COMMON STOCKS (Cost $823,136,907)		987,191,076
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (c)	233,000	58,250
SOFTWARE - 0.0%
Monterey Design Systems Series E (c)	298,000	149,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,865,608)		207,250
Money Market Funds - 3.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	3,676,191	$ 3,676,191
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	27,045,900	27,045,900
TOTAL MONEY MARKET FUNDS (Cost $30,722,091)		30,722,091
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $857,724,606)		1,018,120,417
NET OTHER ASSETS - (1.8)%		(18,412,677)
NET ASSETS - 100%		$ 999,707,740
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $246,456 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,575,000
Monterey Design Systems Series E	11/1/00	$ 1,564,500
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,301,108
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,167,192,726 and $1,108,806,331, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $435,101 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $5,090,500. The weighted average interest rate was 1.14%. At period end there were no interfund loans outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.4%
Taiwan	2.3%
Sweden	1.9%
Canada	1.3%
Israel	1.2%
France	1.1%
Korea (South)	1.0%
United Kingdom	1.0%
Japan	1.0%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $901,379,000 of which $649,599,000 and $251,780,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $25,942,898) (cost $857,724,606) - See accompanying schedule		$ 1,018,120,417
Foreign currency held at value (cost $8,391,003)		8,432,271
Receivable for investments sold		38,637,757
Receivable for fund shares sold		390,521
Dividends receivable		184,622
Interest receivable		4,119
Prepaid expenses		4,094
Other affiliated receivables		315
Other receivables		343,124
Total assets		1,066,117,240

Liabilities
Payable for investments purchased	$ 35,015,335
Payable for fund shares redeemed	3,405,275
Accrued management fee	488,511
Other affiliated payables	352,453
Other payables and accrued expenses	102,026
Collateral on securities loaned, at value	27,045,900
Total liabilities		66,409,500

Net Assets		$ 999,707,740
Net Assets consist of:
Paid in capital		$ 1,749,510,574
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(910,183,273)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		160,380,439
Net Assets, for 26,657,310 shares outstanding		$ 999,707,740
Net Asset Value, offering price and redemption price per share ($999,707,740 ÷ 26,657,310 shares)		$ 37.50

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 2,007,936
Interest		335,141
Security lending		285,288
Total income		2,628,365

Expenses
Management fee	$ 4,883,292
Transfer agent fees	4,791,705
Accounting and security lending fees	451,085
Non-interested trustees' compensation	4,064
Custodian fees and expenses	85,934
Registration fees	25,743
Audit	47,268
Legal	5,508
Interest	322
Miscellaneous	31,063
Total expenses before reductions	10,325,984
Expense reductions	(580,887)	9,745,097
Net investment income (loss)		(7,116,732)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	183,178,006
Foreign currency transactions	57,849
Total net realized gain (loss)		183,235,855
Change in net unrealized appreciation (depreciation) on: Investment securities (net of deferred foreign taxes of $(58,626))	219,339,624
Assets and liabilities in foreign currencies	43,200
Total change in net unrealized appreciation (depreciation)		219,382,824
Net gain (loss)		402,618,679
Net increase (decrease) in net assets resulting from operations		$ 395,501,947
Other Information
Sales charges paid to FDC		$ 380,503
Deferred sales charges withheld by FDC		$ 3,001
Exchange fees withheld by FSC		$ 12,285

See accompanying notes which are an integral part of the financial statements.

Annual Report

Computers Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,116,732)	$ (6,779,371)
Net realized gain (loss)	183,235,855	(227,126,964)
Change in net unrealized appreciation (depreciation)	219,382,824	(55,546,425)
Net increase (decrease) in net assets resulting from operations	395,501,947	(289,452,760)
Share transactions Net proceeds from sales of shares	281,411,926	96,965,989
Cost of shares redeemed	(249,855,642)	(201,392,121)
Net increase (decrease) in net assets resulting from share transactions	31,556,284	(104,426,132)
Redemption fees	161,436	131,659
Total increase (decrease) in net assets	427,219,667	(393,747,233)

Net Assets
Beginning of period	572,488,073	966,235,306
End of period	$ 999,707,740	$ 572,488,073
Other Information Shares
Sold	8,778,752	3,812,824
Redeemed	(7,724,813)	(7,735,021)
Net increase (decrease)	1,053,939	(3,922,197)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.36	$ 32.73	$ 41.31	$ 127.95	$ 68.37
Income from Investment Operations
Net investment income (loss) C	(.27)	(.25)	(.30)	(.51)	(.41)
Net realized and unrealized gain (loss)	15.40	(10.12)	(8.29)	(64.38)	74.86
Total from investment operations	15.13	(10.37)	(8.59)	(64.89)	74.45
Distributions from net investment income	-	-	-	(11.85)	(14.92)
Distributions in excess of net realized gain	-	-	-	(9.94)	-
Total distributions	-	-	-	(21.79)	(14.92)
Redemption fees added to paid in capital C	.01	- F	.01	.04	.05
Net asset value, end of period	$ 37.50	$ 22.36	$ 32.73	$ 41.31	$ 127.95
Total Return A,B	67.71%	(31.68)%	(20.77)%	(55.11)%	119.58%
Ratios to Average Net Assets D
Expenses before expense reductions	1.23%	1.40%	1.19%	.96%	1.07%
Expenses net of voluntary waivers, if any	1.23%	1.40%	1.19%	.96%	1.07%
Expenses net of all reductions	1.16%	1.31%	1.13%	.95%	1.05%
Net investment income (loss)	(.85)%	(.96)%	(.77)%	(.52)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 999,708	$ 572,488	$ 966,235	$ 1,472,080	$ 3,824,215
Portfolio turnover rate	138%	106%	206%	100%	129%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Developing Communications Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Developing Communications	101.89%	-0.06%	11.32%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Developing Communications Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Developing Communications Portfolio

Management's Discussion of Fund Performance

Comments from Charlie Chai, Portfolio Manager of Fidelity® Select Developing Communications Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, the fund returned 101.89%, far outdistancing the 55.88% return of the Goldman Sachs® Technology Index. Moreover, the fund beat the Standard & Poor's 500 Index by an even wider margin. Large overweightings in wireless and wireline telecommunications equipment played a significant role in the fund's outperformance versus the Goldman Sachs index. Favorable stock selection in the wireless equipment space also drove performance. The fund's largest holding at period end - LM Ericsson - also was its strongest contributor both in absolute terms and compared with its sector benchmark. Ericsson was an indirect beneficiary of Nortel Networks' favorable earnings report, but the stock was helped as well by the improving prospects for stepped-up capital expenditures in the wireless industry and by effective cost-containment measures. Wireline equipment provider Marconi was another of the fund's success stories - its share price almost tripled during the period. Another outstanding performer in the wireline equipment space was Avaya. On the other hand, the fund was hurt by my picks in the computer storage and peripherals area, two of which - Maxtor and Seagate Technology - weighed down its returns on both an absolute basis and relative to the sector benchmark.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Developing Communications Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Telefonaktiebolaget LM Ericsson ADR	12.4
Alcatel SA sponsored ADR	8.4
Motorola, Inc.	6.4
Marconi Corp. PLC	5.5
Comverse Technology, Inc.	4.1
RADWARE Ltd.	2.5
Enterasys Networks, Inc.	2.1
American Tower Corp. Class A	2.0
Sogecable SA	1.9
Juniper Networks, Inc.	1.8
47.1
Top Industries as of February 29, 2004
% of fund's net assets
Communications Equipment	65.8%
Wireless Telecommunication Services	9.5%
Semiconductors & Semiconductor Equipment	7.7%
Media	3.8%
Internet Software & Services	3.7%
All Others*	9.5%

* Includes short-term investments and net other assets.

Annual Report

Developing Communications Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 65.8%
Aastra Technologies Ltd. (a)	141,600	$ 2,115,332
ADC Telecommunications, Inc. (a)	2,854,395	8,563,185
Adtran, Inc.	52,800	1,719,168
Adva AG Optical Networking (a)	247,600	2,165,547
Advanced Fibre Communications, Inc. (a)	189,100	4,636,732
Airspan Networks, Inc. (a)	200,700	957,339
Alcatel SA sponsored ADR (a)	4,883,400	79,062,246
Alvarion Ltd. (a)	596,900	8,625,205
Andrew Corp. (a)	321,100	5,722,002
Arris Group, Inc. (a)	100,000	1,037,000
AudioCodes Ltd. (a)	159,400	2,194,938
Avaya, Inc. (a)	531,300	9,111,795
Bookham Technology PLC sponsored ADR (a)	294,300	735,750
C-COR.net Corp. (a)	339,876	5,587,561
Carrier Access Corp. (a)	882,300	10,146,450
CIENA Corp. (a)	1,823,500	10,448,655
Comverse Technology, Inc. (a)	1,966,240	38,774,253
Ditech Communications Corp. (a)	120,100	2,244,669
Emulex Corp. (a)	35,900	832,162
Endwave Corp. (a)	27,400	300,852
Enterasys Networks, Inc. (a)	4,263,200	19,397,560
Ericsson Spa	45,709	1,490,600
Extreme Networks, Inc. (a)	249,600	2,009,280
F5 Networks, Inc. (a)	297,700	9,850,893
Foundry Networks, Inc. (a)	255,200	6,022,720
Harmonic, Inc. (a)	362,100	4,432,104
Inter-Tel, Inc.	70,700	2,138,675
JDS Uniphase Corp. (a)	406,400	1,991,360
Juniper Networks, Inc. (a)	646,000	16,712,020
Lucent Technologies, Inc. (a)	2,971,600	12,451,004
Marconi Corp. PLC (a)	3,899,730	51,958,217
Motorola, Inc.	3,239,200	59,763,240
MRV Communications, Inc. (a)	491,300	2,024,156
Nokia Corp. sponsored ADR	87,500	1,904,875
Nortel Networks Corp. (a)	2,075,300	16,499,260
Oplink Communications, Inc. (a)	156,600	414,990
Packeteer, Inc. (a)	54,700	790,962
Powerwave Technologies, Inc. (a)	893,400	8,817,858
QUALCOMM, Inc.	204,700	12,988,215
Redback Networks, Inc. (a)	1,709,800	13,524,518
REMEC, Inc. (a)	1,039,300	7,275,100
Research in Motion Ltd. (a)	53,200	5,260,842
Riverstone Networks, Inc. (a)	4,052,300	6,807,864
Scientific-Atlanta, Inc.	365,400	12,094,740
Spirent PLC (a)	1,875,400	3,099,295
Stratex Networks, Inc. (a)	133,200	696,636
Sycamore Networks, Inc. (a)	1,194,500	5,626,095
Symmetricom, Inc. (a)	159,100	1,460,538
Tekelec (a)	89,100	1,725,867
Telefonaktiebolaget LM Ericsson ADR (a)	4,026,248	116,841,716
Telson Electronics Co. Ltd. (a)	569,972	1,126,885

	Shares	Value (Note 1)
UTStarcom, Inc. (a)	287,100	$ 9,511,910
ViaSat, Inc. (a)	19,100	510,925
Vyyo, Inc. (a)	181,800	1,436,220
WJ Communications, Inc. (a)	1,041,900	5,240,757
TOTAL COMMUNICATIONS EQUIPMENT		618,878,738
COMPUTERS & PERIPHERALS - 0.4%
Concurrent Computer Corp. (a)	905,200	3,684,164
NEC Corp. ADR	700	5,159
Novatel Wireless, Inc. (a)	32	616
Seagate Technology	400	6,920
Synaptics, Inc. (a)	34,500	630,660
TOTAL COMPUTERS & PERIPHERALS		4,327,519
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
SBC Communications, Inc.	63,500	1,524,635
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
Amphenol Corp. Class A (a)	83,500	5,164,475
Anritsu Corp. (a)	313,000	2,536,402
Brightpoint, Inc. (a)	397,400	6,767,722
Celestica, Inc. (sub. vtg.) (a)	82,500	1,420,869
Ingram Micro, Inc. Class A (a)	134,500	2,552,810
Merix Corp. (a)	12,800	314,880
Richardson Electronics Ltd.	143,900	1,978,625
Sirenza Microdevices, Inc. (a)	543,000	2,829,030
Superconductor Technologies, Inc. (a)	253,200	1,045,716
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		24,610,529
HOUSEHOLD DURABLES - 0.5%
LG Electronics, Inc.	78,280	4,397,229
INDUSTRIAL CONGLOMERATES - 0.4%
Siemens AG sponsored ADR	49,100	3,819,980
INTERNET SOFTWARE & SERVICES - 3.7%
Openwave Systems, Inc. (a)	431,566	6,542,541
RADWARE Ltd. (a)	847,100	23,634,090
Yahoo!, Inc. (a)	105,700	4,693,080
TOTAL INTERNET SOFTWARE & SERVICES		34,869,711
MEDIA - 3.8%
EchoStar Communications Corp. Class A (a)	461,300	16,662,156
Hughes Electronics Corp. (a)	84,132	1,458,849
News Corp. Ltd. sponsored ADR	9,410	307,989
Sogecable SA (a)	378,100	17,592,811
TOTAL MEDIA		36,021,805
METALS & MINING - 0.1%
Liquidmetal Technologies (a)	162,500	599,625
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
Agere Systems, Inc. Class B (a)	4,178,200	$ 15,501,122
Conexant Systems, Inc. (a)	955,300	7,021,455
DSP Group, Inc. (a)	68,300	1,739,601
GlobespanVirata, Inc. (a)	455,500	4,040,285
Lattice Semiconductor Corp. (a)	154,300	1,593,919
Marvell Technology Group Ltd. (a)	45,300	2,062,509
Mindspeed Technologies, Inc. (a)	1,643,800	14,596,944
PMC-Sierra, Inc. (a)	691,200	13,754,880
Rohm Co. Ltd.	37,800	4,284,220
Silicon Laboratories, Inc. (a)	86,200	4,859,094
Texas Instruments, Inc.	24,400	747,860
Vitesse Semiconductor Corp. (a)	255,800	2,043,842
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		72,245,731
SOFTWARE - 0.5%
Ulticom, Inc. (a)	432,778	4,362,835
WIRELESS TELECOMMUNICATION SERVICES - 9.5%
American Tower Corp. Class A (a)	1,680,610	18,570,741
Boston Communications Group, Inc. (a)	182,000	1,958,320
Centennial Communications Corp. Class A (a)	57,200	386,100
Crown Castle International Corp. (a)	1,186,600	14,298,530
KDDI Corp.	55	286,193
Nextel Communications, Inc. Class A (a)	266,600	7,062,234
NII Holdings, Inc. Class B (a)	32,500	3,521,375
SpectraSite, Inc. (a)	331,000	12,114,600
Sprint Corp. - PCS Group Series 1 (a)	743,700	6,693,300
Telesystem International Wireless, Inc. (a)	644,080	8,199,004
Western Wireless Corp. Class A (a)	356,700	8,592,903
Wireless Facilities, Inc. (a)	582,400	7,611,968
TOTAL WIRELESS TELECOMMUNICATION SERVICES		89,295,268
TOTAL COMMON STOCKS (Cost $724,133,422)		894,953,605
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (d) (Cost $1,293,756)	131,000	32,750
Nonconvertible Bonds - 1.0%
	Principal Amount
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
WorldCom, Inc.:
6.4% 8/15/05 (c)	$ 5,915,000	1,922,375
6.5% 5/15/04 (c)	7,885,000	2,562,625

	Principal Amount	Value (Note 1)
7.5% 5/15/11 (c)	$ 4,930,000	$ 1,602,250
8.25% 5/15/31 (c)	9,970,000	3,240,250
TOTAL NONCONVERTIBLE BONDS (Cost $9,127,044)		9,327,500
Money Market Funds - 15.3%
	Shares
Fidelity Cash Central Fund, 1.08% (b)	17,248,460	17,248,460
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	127,027,697	127,027,697
TOTAL MONEY MARKET FUNDS (Cost $144,276,157)		144,276,157
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $878,830,379)		1,048,590,012
NET OTHER ASSETS - (11.5)%		(108,529,017)
NET ASSETS - 100%		$ 940,060,995
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,750 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	12/26/00	$ 1,293,756
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,298,354,763 and $1,079,817,239, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $324,286 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	61.5%
Sweden	12.4%
France	8.4%
United Kingdom	5.9%
Canada	3.7%
Israel	3.6%
Spain	1.9%
Others (individually less than 1%)	2.6%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $1,372,594,000 of which $1,017,146,000 and $355,448,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Developing Communications Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $123,594,387) (cost $878,830,379) - See accompanying schedule		$ 1,048,590,012
Foreign currency held at value (cost $8,894,472)		9,072,381
Receivable for investments sold		15,010,527
Receivable for fund shares sold		6,369,861
Dividends receivable		24,897
Interest receivable		42,850
Prepaid expenses		2,573
Other affiliated receivables		3,348
Other receivables		539,765
Total assets		1,079,656,214

Liabilities
Payable for investments purchased	$ 8,413,844
Payable for fund shares redeemed	3,376,702
Accrued management fee	437,305
Other affiliated payables	304,972
Other payables and accrued expenses	34,699
Collateral on securities loaned, at value	127,027,697
Total liabilities		139,595,219

Net Assets		$ 940,060,995
Net Assets consist of:
Paid in capital		$ 2,143,303,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,373,181,401)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		169,938,960
Net Assets, for 46,415,007 shares outstanding		$ 940,060,995
Net Asset Value, offering price and redemption price per share ($940,060,995 ÷ 46,415,007 shares)		$ 20.25

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 1,143,823
Interest		391,228
Security lending		463,906
Total income		1,998,957

Expenses
Management fee	$ 3,247,823
Transfer agent fees	3,904,613
Accounting and security lending fees	335,966
Non-interested trustees' compensation	2,269
Custodian fees and expenses	54,199
Registration fees	22,629
Audit	45,962
Legal	3,329
Miscellaneous	18,221
Total expenses before reductions	7,635,011
Expense reductions	(798,289)	6,836,722
Net investment income (loss)		(4,837,765)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	165,836,604
Investments not meeting investment restrictions	5,583
Foreign currency transactions	54,399
Total net realized gain (loss)		165,896,586
Change in net unrealized appreciation (depreciation) on: Investment securities	207,817,995
Assets and liabilities in foreign currencies	179,327
Total change in net unrealized appreciation (depreciation)		207,997,322
Net gain (loss)		373,893,908
Net increase (decrease) in net assets resulting from operations		$ 369,056,143
Other Information
Sales charges paid to FDC		$ 294,067
Deferred sales charges withheld by FDC		$ 1,239
Exchange fees withheld by FSC		$ 13,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Developing Communications Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,837,765)	$ (3,657,254)
Net realized gain (loss)	165,896,586	(325,840,794)
Change in net unrealized appreciation (depreciation)	207,997,322	144,032,174
Net increase (decrease) in net assets resulting from operations	369,056,143	(185,465,874)
Share transactions Net proceeds from sales of shares	533,497,327	51,261,295
Cost of shares redeemed	(282,265,665)	(139,059,680)
Net increase (decrease) in net assets resulting from share transactions	251,231,662	(87,798,385)
Redemption fees	252,561	81,487
Total increase (decrease) in net assets	620,540,366	(273,182,772)

Net Assets
Beginning of period	319,520,629	592,703,401
End of period	$ 940,060,995	$ 319,520,629
Other Information Shares
Sold	32,423,726	4,554,507
Redeemed	(17,863,752)	(12,255,987)
Net increase (decrease)	14,559,974	(7,701,480)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 14.98	$ 23.94	$ 81.81	$ 32.72
Income from Investment Operations
Net investment income (loss) C	(.13)	(.10)	(.11)	(.31)	(.22)
Net realized and unrealized gain (loss)	10.34	(4.85)	(8.85)	(42.16)	52.31
Total from investment operations	10.21	(4.95)	(8.96)	(42.47)	52.09
Distributions from net realized gain	-	-	-	(4.18)	(3.07)
Distributions in excess of net realized gain	-	-	-	(11.27)	-
Total distributions	-	-	-	(15.45)	(3.07)
Redemption fees added to paid in capital C	.01	- F	- F	.05	.07
Net asset value, end of period	$ 20.25	$ 10.03	$ 14.98	$ 23.94	$ 81.81
Total Return A,B	101.89%	(33.04)%	(37.43)%	(55.71)%	166.12%
Ratios to Average Net Assets D
Expenses before expense reductions	1.37%	1.76%	1.31%	1.00%	1.11%
Expenses net of voluntary waivers, if any	1.37%	1.76%	1.31%	1.00%	1.11%
Expenses net of all reductions	1.23%	1.58%	1.22%	.98%	1.11%
Net investment income (loss)	(.87)%	(.93)%	(.55)%	(.53)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 940,061	$ 319,521	$ 592,703	$ 1,286,990	$ 3,452,727
Portfolio turnover rate	205%	111%	198%	368%	112%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Electronics Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Electronics	75.38%	4.84%	18.69%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Electronics Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Electronics Portfolio

Management's Discussion of Fund Performance

Comments from Jim Morrow, who became Portfolio Manager of Fidelity® Select Electronics Portfolio on February 1, 2004

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

Fidelity Select Electronics Portfolio was up 75.38% during the 12-month period ending February 29, 2004, outperforming the 55.88% return for the Goldman Sachs® Technology Index and the S&P 500® index. An improving economic climate and better-than-expected earnings within the semiconductor industry helped boost demand for electronics stocks, propelling the fund to a strong absolute and relative return. Maintaining a higher exposure to analog semiconductor stocks relative to the sector benchmark, including strong performers Analog Devices and Texas Instruments, was instrumental to the fund's solid performance. Additionally, having a large weighting in international semiconductor stocks, such as ASML Holding of the Netherlands, also helped boost the fund's return, as many of these stocks were among the electronics industry's top performers. Turning to relative detractors, the fund was hurt by either not owning or underweighting a handful of communications equipment companies in the sector index, including Nortel Networks and Cisco Systems, both of which rallied due to rebounding sales of wireless and networking equipment. Elsewhere, the share price of disk-drive component maker Hutchinson Technology fell when the business prospects for that industry turned out to be weaker than the market expected.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Electronics Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Analog Devices, Inc.	8.1
Motorola, Inc.	6.2
Intel Corp.	5.5
Texas Instruments, Inc.	5.3
National Semiconductor Corp.	5.0
Samsung Electronics Co. Ltd.	3.6
Agilent Technologies, Inc.	2.7
NVIDIA Corp.	2.5
ASML Holding NV (NY Shares)	2.5
Synopsys, Inc.	2.4
43.8
Top Industries as of February 29, 2004
% of fund's net assets
Semiconductors & Semiconductor Equipment	62.9%
Electronic Equipment & Instruments	13.0%
Communications Equipment	9.9%
Software	5.7%
Computers & Peripherals	3.1%
All Others*	5.4%

* Includes short-term investments and net other assets.

Annual Report

Electronics Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 0.5%
Affymetrix, Inc. (a)	300,000	$ 10,197,000
Caliper Life Sciences, Inc. (a)	1,340,500	9,973,320
TOTAL BIOTECHNOLOGY		20,170,320
COMMUNICATIONS EQUIPMENT - 9.9%
Alcatel SA sponsored ADR (a)	1,000,000	16,190,000
Harris Corp.	600,000	28,350,000
InterDigital Communication Corp. (a)	200,000	5,312,000
Motorola, Inc.	13,743,360	253,564,992
Nortel Networks Corp. (a)	600,000	4,770,181
QLogic Corp. (a)	435,400	18,199,720
QUALCOMM, Inc.	318,700	20,221,515
Telefonaktiebolaget LM Ericsson ADR (a)	2,100,000	60,942,000
TOTAL COMMUNICATIONS EQUIPMENT		407,550,408
COMPUTERS & PERIPHERALS - 3.1%
Ambit Microsystems Corp.	5,113,900	14,918,746
Dell, Inc. (a)	800,000	26,120,000
Hutchinson Technology, Inc. (a)	605,600	17,241,432
Maxtor Corp. (a)	1,600,000	16,400,000
Quanta Computer, Inc.	8,556,460	21,744,989
Storage Technology Corp. (a)	427,400	12,552,738
Western Digital Corp. (a)	1,700,000	19,363,000
TOTAL COMPUTERS & PERIPHERALS		128,340,905
ELECTRONIC EQUIPMENT & INSTRUMENTS - 13.0%
Agilent Technologies, Inc. (a)	3,255,200	111,295,288
Amphenol Corp. Class A (a)	200,000	12,370,000
Arrow Electronics, Inc. (a)	1,516,400	37,303,440
AU Optronics Corp. sponsored ADR	142,500	2,451,000
Avnet, Inc. (a)	832,014	19,593,930
AVX Corp.	1,582,500	26,649,300
Electro Scientific Industries, Inc. (a)	42,900	1,024,023
Flextronics International Ltd. (a)	4,600,000	83,260,000
Jabil Circuit, Inc. (a)	2,100,000	58,758,000
National Instruments Corp.	45,000	1,555,200
Nidec Corp.	220,000	21,805,167
Sanmina-SCI Corp. (a)	3,500,000	44,415,000
Solectron Corp. (a)	4,200,000	26,838,000
Tektronix, Inc.	789,400	25,300,270
Vishay Intertechnology, Inc. (a)	2,707,500	60,945,825
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		533,564,443
HOUSEHOLD DURABLES - 0.5%
Garmin Ltd.	200,000	9,168,000
Koninklijke Philips Electronics NV (NY Shares)	397,200	12,082,824
TOTAL HOUSEHOLD DURABLES		21,250,824

	Shares	Value (Note 1)
IT SERVICES - 0.3%
The BISYS Group, Inc. (a)	702,300	$ 12,395,595
OFFICE ELECTRONICS - 1.0%
Canon, Inc. ADR	800,000	39,320,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 62.9%
Advanced Micro Devices, Inc. (a)	1,331,000	19,965,000
Agere Systems, Inc.:
Class A (a)	2,451,300	9,511,044
Class B (a)	11,044,200	40,973,982
Altera Corp. (a)	3,622,600	79,987,008
Analog Devices, Inc.	6,687,100	333,686,289
Applied Materials, Inc. (a)	1,902,658	40,412,456
ARM Holdings PLC sponsored ADR	2,156,200	14,554,350
ASM Pacific Technology Ltd.	3,287,800	14,994,078
ASML Holding NV (NY Shares) (a)	5,631,200	102,825,712
Asyst Technologies, Inc. (a)	1,100,000	10,923,000
ATMI, Inc. (a)	700,000	19,005,000
Axcelis Technologies, Inc. (a)	2,445,800	27,979,952
Broadcom Corp. Class A (a)	1,016,300	41,241,454
Cabot Microelectronics Corp. (a)	364,500	16,238,475
Conexant Systems, Inc. (a)	3,799,300	27,924,855
Credence Systems Corp. (a)	2,447,500	27,779,125
Cree, Inc. (a)	512,000	12,262,400
Cymer, Inc. (a)	100,000	3,854,000
Cypress Semiconductor Corp. (a)	16,500	356,070
DuPont Photomasks, Inc. (a)	319,500	7,099,290
Entegris, Inc. (a)	700,000	8,505,000
Fairchild Semiconductor International, Inc. (a)	1,056,000	27,244,800
FEI Co. (a)	87,000	1,979,250
FormFactor, Inc. (c)	1,813,100	36,878,454
Infineon Technologies AG sponsored ADR (a)	900,000	12,690,000
Integrated Circuit Systems, Inc. (a)	1,355,350	37,326,339
Integrated Device Technology, Inc. (a)	1,180,400	19,464,796
Intel Corp.	7,750,000	226,532,500
International Rectifier Corp. (a)	100,000	4,616,000
Intersil Corp. Class A	1,485,000	35,031,150
KLA-Tencor Corp. (a)	1,397,760	73,801,728
Lam Research Corp. (a)	1,188,681	30,394,573
Lattice Semiconductor Corp. (a)	3,000,000	30,990,000
Linear Technology Corp.	2,290,240	91,586,698
LSI Logic Corp. (a)	1,700,000	17,170,000
Marvell Technology Group Ltd. (a)	150,000	6,829,500
Maxim Integrated Products, Inc.	895,500	44,694,405
MEMC Electronic Materials, Inc. (a)	805,500	7,644,195
Micrel, Inc. (a)	600,000	9,012,000
Micron Technology, Inc. (a)	2,800,000	42,112,000
Mindspeed Technologies, Inc. (a)	3,085,133	27,395,981
National Semiconductor Corp. (a)	5,194,900	204,471,264
NPTest Holding Corp.	242,000	3,516,260
NVIDIA Corp. (a)	4,638,300	103,202,175
ON Semiconductor Corp. (a)	1,000,000	8,460,000
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Photronics, Inc. (a)	900,000	$ 15,633,000
RF Micro Devices, Inc. (a)	44,800	416,192
Samsung Electronics Co. Ltd.	322,650	149,210,177
Samsung Electronics Co. Ltd. GDR	90,000	21,015,000
Semtech Corp. (a)	5,800	139,896
Sigmatel, Inc.	64,300	1,601,713
Skyworks Solutions, Inc. (a)	2,660,054	30,005,409
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,416,000	14,712,240
Teradyne, Inc. (a)	2,100,162	51,768,993
Texas Instruments, Inc.	7,100,000	217,615,000
Tokyo Electron Ltd.	313,300	18,947,800
United Microelectronics Corp. sponsored ADR (a)	3,126,400	16,288,544
Varian Semiconductor Equipment Associates, Inc. (a)	550,800	22,467,132
Xilinx, Inc. (a)	1,509,800	63,471,992
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,586,415,696
SOFTWARE - 5.7%
Cadence Design Systems, Inc. (a)	4,052,700	62,533,161
Microsoft Corp.	2,500,000	66,250,000
Red Hat, Inc. (a)	321,648	5,815,396
Synopsys, Inc. (a)	3,320,900	97,900,132
TOTAL SOFTWARE		232,498,689
TOTAL COMMON STOCKS (Cost $3,347,368,570)		3,981,506,880
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (d) (Cost $2,469,000)	250,000	62,500
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 1.08% (b)	20,920,849	20,920,849
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	29,756,275	29,756,275
TOTAL MONEY MARKET FUNDS (Cost $50,677,124)		50,677,124
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $3,400,514,694)		4,032,246,504
NET OTHER ASSETS - 1.9%		77,826,498
NET ASSETS - 100%		$ 4,110,073,002
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	11/15/00	$ 2,469,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,667,827,939 and $1,564,401,305, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $76,514 for the period.
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales proceeds	Dividend income	Value, end of period
Caliper Life Sciences, Inc..	$ 5,103,225	$ -	$ 1,194,401	$ -	$ 9,973,320
FormFactor, Inc.	-	43,796,303	78,110	-	36,878,454
TOTALS	$ 5,103,225	$ 43,796,303	$ 1,272,511	$ -	$ 46,851,774
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.8%
Korea (South)	4.1%
Netherlands	2.8%
Singapore	2.0%
Japan	2.0%
Taiwan	1.8%
Sweden	1.5%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $3,065,758,000 of which $1,483,259,000, $1,514,780,000 and $67,719,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $28,819,566) (cost $3,400,514,694) - See accompanying schedule		$ 4,032,246,504
Foreign currency held at value (cost $759,495)		781,650
Receivable for investments sold		123,694,013
Receivable for fund shares sold		4,474,343
Dividends receivable		2,204,095
Interest receivable		41,036
Prepaid expenses		15,788
Other affiliated receivables		7,052
Other receivables		344,274
Total assets		4,163,808,755

Liabilities
Payable for investments purchased	$ 12,199,010
Payable for fund shares redeemed	8,492,357
Accrued management fee	2,005,010
Other affiliated payables	1,202,295
Other payables and accrued expenses	80,806
Collateral on securities loaned, at value	29,756,275
Total liabilities		53,735,753

Net Assets		$ 4,110,073,002
Net Assets consist of:
Paid in capital		$ 6,614,327,882
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,135,893,457)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		631,638,577
Net Assets, for 94,115,428 shares outstanding		$ 4,110,073,002
Net Asset Value, offering price and redemption price per share ($4,110,073,002 ÷ 94,115,428 shares)		$ 43.67

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 11,013,728
Interest		1,810,198
Security lending		107,833
		12,931,759
Less foreign taxes withheld		(850,438)
Total income		12,081,321

Expenses
Management fee	$ 19,228,214
Transfer agent fees	14,619,838
Accounting and security lending fees	1,284,058
Non-interested trustees' compensation	16,756
Appreciation in deferred trustee compensation account	2,488
Custodian fees and expenses	255,581
Registration fees	122,967
Audit	61,675
Legal	14,081
Miscellaneous	103,499
Total expenses before reductions	35,709,157
Expense reductions	(600,468)	35,108,689
Net investment income (loss)		(23,027,368)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $648,244 on sales of investments in affiliated issuers)	211,629,865
Foreign currency transactions	(145,544)
Total net realized gain (loss)		211,484,321
Change in net unrealized appreciation (depreciation) on: Investment securities	1,520,899,968
Assets and liabilities in foreign currencies	(113,433)
Total change in net unrealized appreciation (depreciation)		1,520,786,535
Net gain (loss)		1,732,270,856
Net increase (decrease) in net assets resulting from operations		$ 1,709,243,488
Other Information
Sales charges paid to FDC		$ 1,953,675
Deferred sales charges withheld by FDC		$ 5,497
Exchange fees withheld by FSC		$ 37,658

See accompanying notes which are an integral part of the financial statements.

Annual Report

Electronics Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (23,027,368)	$ (24,331,083)
Net realized gain (loss)	211,484,321	(1,480,058,739)
Change in net unrealized appreciation (depreciation)	1,520,786,535	(417,760,508)
Net increase (decrease) in net assets resulting from operations	1,709,243,488	(1,922,150,330)
Share transactions Net proceeds from sales of shares	1,241,499,853	838,839,233
Cost of shares redeemed	(1,046,012,527)	(1,254,435,950)
Net increase (decrease) in net assets resulting from share transactions	195,487,326	(415,596,717)
Redemption fees	1,306,474	1,991,862
Total increase (decrease) in net assets	1,906,037,288	(2,335,755,185)

Net Assets
Beginning of period	2,204,035,714	4,539,790,899
End of period	$ 4,110,073,002	$ 2,204,035,714
Other Information Shares
Sold	34,702,413	24,989,478
Redeemed	(29,086,386)	(39,057,366)
Net increase (decrease)	5,616,027	(14,067,888)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.90	$ 44.26	$ 48.25	$ 121.58	$ 47.34
Income from Investment Operations
Net investment income (loss) C	(.25)	(.26)	(.29)	(.30)	(.33)
Net realized and unrealized gain (loss)	19.01	(19.12)	(3.73)	(54.44)	81.13
Total from investment operations	18.76	(19.38)	(4.02)	(54.74)	80.80
Distributions from net realized gain	-	-	-	(15.17)	(6.62)
Distributions in excess of net realized gain	-	-	-	(3.51)	-
Total distributions	-	-	-	(18.68)	(6.62)
Redemption fees added to paid in capital C	.01	.02	.03	.09	.06
Net asset value, end of period	$ 43.67	$ 24.90	$ 44.26	$ 48.25	$ 121.58
Total Return A,B	75.38%	(43.74)%	(8.27)%	(49.66)%	178.06%
Ratios to Average Net Assets D
Expenses before expense reductions	1.08%	1.14%	.99%	.88%	.99%
Expenses net of voluntary waivers, if any	1.08%	1.14%	.99%	.88%	.99%
Expenses net of all reductions	1.06%	1.06%	.97%	.87%	.98%
Net investment income (loss)	(.70)%	(.78)%	(.59)%	(.31)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,110,073	$ 2,204,036	$ 4,539,791	$ 5,230,452	$ 9,960,884
Portfolio turnover rate	50%	70%	57%	100%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Networking and Infrastructure Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Life of fundA
Select Networking and Infrastructure	75.00%	n/a*	-31.94%

A From September 21, 2000

* Not available

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Select Networking and Infrastructure Portfolio on September 21, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index did over the same period.

Annual Report

Networking and Infrastructure Portfolio

Management's Discussion of Fund Performance

Comments from Matthew Cheyney, Portfolio Manager of Fidelity® Select Networking and Infrastructure Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

The fund gained 75.00% for the year ending February 29, 2004, topping the Goldman Sachs® Technology Index, which returned 55.88%, as well as the S&P 500®. In a strong environment for technology stocks in general, changing expectations about future revenue and earnings growth rates fueled a dramatic resurgence in communications and networking-related shares, led by more-speculative, higher-volatility names. Given the fund's narrow focus, it had a much larger exposure to areas in the sweet spot of technology - and of the broader market, for that matter. Strong industry and security selection also boosted relative returns. My decision to move away from the fund's defensive positioning early in the period and gradually become more aggressive paid off as the market exploded upwards. Most of our top performers were in the semiconductor space, where the fund's holdings outpaced those in the index by more than 35 percentage points. Leading the way were several beaten-down, highly volatile communications-related chip stocks that rebounded strongly - including Broadcom, Agere Systems and Conexant Systems. The fund also benefited from stock selection outside of semis, namely Avaya, Adtran and Ericsson within communications equipment and Agilent Technologies from the electronic equipment and instruments subsector. On the downside, the fund was hurt by a higher-than-normal weighting in cash, as well as by one poor pick in computer peripherals, Seagate Technology. Other notable detractors included chipmaker PMC-Sierra and telecom equipment stocks Advanced Fibre Communications and UTStarcom.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Networking and Infrastructure Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Agilent Technologies, Inc.	7.2
Telefonaktiebolaget LM Ericsson ADR	7.1
Avaya, Inc.	6.8
PMC-Sierra, Inc.	6.5
Cisco Systems, Inc.	5.8
Agere Systems, Inc. Class A	5.3
Marvell Technology Group Ltd.	5.1
Microsoft Corp.	3.5
Adtran, Inc.	3.2
Nortel Networks Corp.	2.7
53.2
Top Industries as of February 29, 2004
% of fund's net assets
Communications Equipment	36.0%
Semiconductors & Semiconductor Equipment	33.3%
Software	11.0%
Electronic Equipment & Instruments	9.1%
Computers & Peripherals	5.5%
All Others*	5.1%

* Includes short-term investments and net other assets.

Annual Report

Networking and Infrastructure Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 35.8%
3Com Corp. (a)	35,900	$ 251,300
Adtran, Inc.	207,600	6,759,456
Advanced Fibre Communications, Inc. (a)	14,600	357,992
Avaya, Inc. (a)	838,900	14,387,135
Black Box Corp.	7,100	365,721
Brocade Communications Systems, Inc. (a)	104,600	729,062
CIENA Corp. (a)	105,900	606,807
Cisco Systems, Inc. (a)	532,940	12,310,914
Comverse Technology, Inc. (a)	26,900	530,468
Emulex Corp. (a)	22,900	530,822
Enterasys Networks, Inc. (a)	422,600	1,922,830
Harris Corp.	26,900	1,271,025
JDS Uniphase Corp. (a)	137,700	674,730
Lucent Technologies, Inc. (a)	300	1,257
Motorola, Inc.	219,600	4,051,620
NetScreen Technologies, Inc. (a)	37,400	1,325,830
Nortel Networks Corp. (a)	708,300	5,631,198
QLogic Corp. (a)	21,380	893,684
Scientific-Atlanta, Inc.	144,300	4,776,330
Sycamore Networks, Inc. (a)	69,000	324,990
Telefonaktiebolaget LM Ericsson ADR (a)	516,600	14,991,732
UTStarcom, Inc. (a)	90,100	2,985,103
TOTAL COMMUNICATIONS EQUIPMENT		75,680,006
COMPUTERS & PERIPHERALS - 5.5%
ASUSTeK Computer, Inc.	3,600	9,474
Crossroads Systems, Inc. (a)	50,000	131,500
Dell, Inc. (a)	23,800	777,070
Drexler Technology Corp. (a)	29,100	411,765
EMC Corp. (a)	101,373	1,451,661
Read-Rite Corp. (a)	44,000	880
Seagate Technology	301,000	5,207,300
Sun Microsystems, Inc. (a)	693,500	3,703,290
TOTAL COMPUTERS & PERIPHERALS		11,692,940
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
AT&T Corp.	4,480	89,734
Covad Communications Group, Inc. (a)	1,800	5,958
Qwest Communications International, Inc. (a)	114,900	526,242
Verizon Communications, Inc.	16,500	632,445
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		1,254,379
ELECTRONIC EQUIPMENT & INSTRUMENTS - 9.1%
Agilent Technologies, Inc. (a)	446,600	15,269,255
Amphenol Corp. Class A (a)	6,100	377,285
Avnet, Inc. (a)	46,609	1,097,642
Bell Microproducts, Inc. (a)	22,700	209,294

	Shares	Value (Note 1)
Flextronics International Ltd. (a)	55,300	$ 1,000,930
Jabil Circuit, Inc. (a)	11,400	318,972
Sanmina-SCI Corp. (a)	48,500	615,465
Tektronix, Inc.	12,700	407,035
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		19,295,878
INTERNET SOFTWARE & SERVICES - 0.3%
EarthLink, Inc. (a)	39,200	357,896
Vignette Corp. (a)	80,500	181,930
TOTAL INTERNET SOFTWARE & SERVICES		539,826
MEDIA - 0.1%
Comcast Corp. Class A (a)	7,246	217,670
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 33.3%
Agere Systems, Inc.:
Class A (a)	2,900,500	11,253,940
Class B (a)	1,400,440	5,195,632
Altera Corp. (a)	24,900	549,792
Analog Devices, Inc.	99,900	4,985,010
Broadcom Corp. Class A (a)	16,380	664,700
Chartered Semiconductor Manufacturing Ltd. ADR (a)	32,600	325,348
Conexant Systems, Inc. (a)	320,300	2,354,205
Fairchild Semiconductor International, Inc. (a)	45,300	1,168,740
GlobespanVirata, Inc. (a)	544,500	4,829,715
Integrated Silicon Solution, Inc. (a)	46,800	752,544
Intersil Corp. Class A	24,600	580,314
Lattice Semiconductor Corp. (a)	98,200	1,014,406
LSI Logic Corp. (a)	233,310	2,356,431
Marvell Technology Group Ltd. (a)	235,270	10,711,843
Micron Technology, Inc. (a)	23,700	356,448
Mindspeed Technologies, Inc. (a)	111,433	989,525
National Semiconductor Corp. (a)	41,500	1,633,440
PMC-Sierra, Inc. (a)	692,400	13,778,760
STMicroelectronics NV (NY Shares)	60,090	1,553,327
Texas Instruments, Inc.	165,800	5,081,770
Virage Logic Corp. (a)	21,700	226,765
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		70,362,655
SOFTWARE - 11.0%
Adobe Systems, Inc.	3,900	145,236
BEA Systems, Inc. (a)	189,210	2,611,098
Check Point Software Technologies Ltd. (a)	122,600	2,822,252
Microsoft Corp.	277,700	7,359,050
Network Associates, Inc. (a)	314,650	5,518,961
Symantec Corp. (a)	31,100	1,279,454
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
Vastera, Inc. (a)	68,600	$ 251,762
VERITAS Software Corp. (a)	111,100	3,379,662
TOTAL SOFTWARE		23,367,475
TOTAL COMMON STOCKS (Cost $168,472,642)		202,410,829
Convertible Preferred Stocks - 0.2%

COMMUNICATIONS EQUIPMENT - 0.2%
Lucent Technologies Capital Trust I 7.75% (c) (Cost $300,000)	300	379,782
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 1.08% (b)	9,957,397	9,957,397
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	11,416,450	11,416,450
TOTAL MONEY MARKET FUNDS (Cost $21,373,847)		21,373,847
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $190,146,489)	224,164,458
NET OTHER ASSETS - (6.0)%	(12,696,409)
NET ASSETS - 100%	$ 211,468,049
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $379,782 or 0.2% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $143,492,626 and $74,310,915, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21,044 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.0%
Sweden	7.1%
Bermuda	5.1%
Canada	2.7%
Cayman Islands	2.5%
Israel	1.3%
Others (individually less than 1%)	1.3%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $200,773,000 of which $117,214,000 and $83,559,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Networking and Infrastructure Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $11,071,794) (cost $190,146,489) - See accompanying schedule		$ 224,164,458
Foreign currency held at value (cost $83,792)		87,020
Receivable for fund shares sold		549,832
Dividends receivable		5,439
Interest receivable		12,401
Prepaid expenses		679
Other affiliated receivables		350
Other receivables		48,150
Total assets		224,868,329

Liabilities
Payable for fund shares redeemed	$ 1,776,397
Accrued management fee	102,520
Other affiliated payables	77,394
Other payables and accrued expenses	27,519
Collateral on securities loaned, at value	11,416,450
Total liabilities		13,400,280

Net Assets		$ 211,468,049
Net Assets consist of:
Paid in capital		$ 380,581,620
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(203,134,768)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,021,197
Net Assets, for 79,415,993 shares outstanding		$ 211,468,049
Net Asset Value, offering price and redemption price per share ($211,468,049 ÷ 79,415,993 shares)		$ 2.66

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 235,882
Special Dividends		184,000
Interest		114,659
Security lending		24,637
Total income		559,178

Expenses
Management fee	$ 822,893
Transfer agent fees	1,011,864
Accounting and security lending fees	90,593
Non-interested trustees' compensation	573
Custodian fees and expenses	10,686
Registration fees	37,894
Audit	45,588
Legal	404
Miscellaneous	1,613
Total expenses before reductions	2,022,108
Expense reductions	(50,893)	1,971,215
Net investment income (loss)		(1,412,037)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,468,860
Foreign currency transactions	2
Total net realized gain (loss)		7,468,862
Change in net unrealized appreciation (depreciation) on: Investment securities	59,768,034
Assets and liabilities in foreign currencies	3,752
Total change in net unrealized appreciation (depreciation)		59,771,786
Net gain (loss)		67,240,648
Net increase (decrease) in net assets resulting from operations		$ 65,828,611
Other Information
Sales charges paid to FDC		$ 254,182
Deferred sales charges withheld by FDC		$ 876
Exchange fees withheld by FSC		$ 6,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Networking and Infrastructure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,412,037)	$ (1,199,723)
Net realized gain (loss)	7,468,862	(43,367,097)
Change in net unrealized appreciation (depreciation)	59,771,786	4,112,042
Net increase (decrease) in net assets resulting from operations	65,828,611	(40,454,778)
Share transactions Net proceeds from sales of shares	248,584,834	101,212,417
Cost of shares redeemed	(181,244,333)	(93,620,403)
Net increase (decrease) in net assets resulting from share transactions	67,340,501	7,592,014
Redemption fees	318,064	296,871
Total increase (decrease) in net assets	133,487,176	(32,565,893)

Net Assets
Beginning of period	77,980,873	110,546,766
End of period	$ 211,468,049	$ 77,980,873
Other Information Shares
Sold	110,117,410	58,157,174
Redeemed	(82,030,918)	(53,233,832)
Net increase (decrease)	28,086,492	4,923,342

Financial Highlights

Years ended February 28,	2004H	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.52	$ 2.38	$ 4.14	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.03)	(.03)	(.02)
Net realized and unrealized gain (loss)	1.16	(.84)	(1.74)	(5.86)
Total from investment operations	1.14	(.87)	(1.77)	(5.88)
Redemption fees added to paid in capitalE	-I	.01	.01	.02
Net asset value, end of period	$ 2.66	$ 1.52	$ 2.38	$ 4.14
Total ReturnB,C,D	75.00%	(36.13)%	(42.51)%	(58.60)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.43%	1.93%	1.58%	1.60%A
Expenses net of voluntary waivers, if any	1.43%	1.93%	1.58%	1.60%A
Expenses net of all reductions	1.39%	1.78%	1.52%	1.59%A
Net investment income (loss)	(1.00)%	(1.45)%	(1.03)%	(.89)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,468	$ 77,981	$ 110,547	$ 130,351
Portfolio turnover rate	57%	120%	177%	126%A

A Annualized. B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F For the period September 21, 2000 (commencement of operations) to February 28, 2001. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Software and Computer Services Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Software and Computer Services	44.79%	8.20%	16.03%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Software and Computer Services Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Software and Computer Services Portfolio

Management's Discussion of Fund Performance

Comments from Kelly Cardwell, Portfolio Manager of Fidelity® Select Software and Computer Services Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months that ended February 29, 2004, the fund returned 44.79%, beating the S&P 500® but lagging the Goldman Sachs® Technology Index, which gained 55.88%. The fund underperformed in part because the Goldman Sachs index is more broadly based, with exposure to a wide range of technology stocks - including semiconductor, electronics and telecommunications equipment stocks - that outperformed the fund's narrower range of software and computer services holdings. The fund's weakest investments were large, stable-growing defensive companies - such as Microsoft, First Data and Barra - that were out of favor with the market during the period. BEA Systems also underperformed as early gains gave way to a stagnant trading range. On the other hand, several holdings not found in the sector benchmark performed very well, with Amdocs - a market leader in telecommunications billing software - delivering the largest gains relative to the Goldman Sachs index. Autodesk moved up strongly as earnings accelerated at a faster-than-expected rate. Consumer electronics retailer Best Buy continued to perform well in response to strong demand for digital products. Underweighting IBM and Oracle also benefited the fund's relative performance, as both stocks underperformed.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Software and Computer Services Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Microsoft Corp.	14.7
BEA Systems, Inc.	11.0
Amdocs Ltd.	8.0
Nintendo Co. Ltd.	5.0
First Data Corp.	5.0
Best Buy Co., Inc.	3.4
United Online, Inc.	3.2
The BISYS Group, Inc.	2.8
VERITAS Software Corp.	2.6
Blue Coat Systems, Inc.	2.1
57.8
Top Industries as of February 29, 2004
% of fund's net assets
Software	58.6%
IT Services	16.5%
Internet Software & Services	8.0%
Specialty Retail	3.4%
Computers & Peripherals	2.5%
All Others *	11.0%

* Includes short-term investments and net other assets.

Annual Report

Software and Computer Services Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.5%
Orbital Sciences Corp. (a)	245,400	$ 3,096,948
SI International, Inc. (a)	44,011	992,008
TOTAL AEROSPACE & DEFENSE		4,088,956
CAPITAL MARKETS - 0.5%
Investment Technology Group, Inc. (a)	288,800	4,181,824
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Equifax, Inc.	257,400	6,746,454
COMMUNICATIONS EQUIPMENT - 2.3%
Adtran, Inc.	60,600	1,973,136
Comverse Technology, Inc. (a)	341,700	6,738,324
Redback Networks, Inc. (a)	981,836	7,766,323
Telefonaktiebolaget LM Ericsson ADR (a)	100,000	2,902,000
TOTAL COMMUNICATIONS EQUIPMENT		19,379,783
COMPUTERS & PERIPHERALS - 2.5%
ActivCard Corp. (a)	400,000	2,692,000
Advanced Digital Information Corp. (a)	111,600	1,403,928
Apple Computer, Inc. (a)	384,900	9,210,657
Avid Technology, Inc. (a)	8,000	339,760
Cray, Inc. (a)	164,100	1,215,981
International Business Machines Corp.	1,400	135,100
Network Appliance, Inc. (a)	81,200	1,758,792
Pinnacle Systems, Inc. (a)	300,700	2,267,278
Synaptics, Inc. (a)	132,900	2,429,412
TOTAL COMPUTERS & PERIPHERALS		21,452,908
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
AU Optronics Corp. sponsored ADR	369,400	6,353,680
CDW Corp.	105,400	7,291,572
Tech Data Corp. (a)	61,700	2,496,999
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		16,142,251
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Cerner Corp. (a)	118,000	5,288,760
IMS Health, Inc.	290,496	7,198,491
iSoft Group PLC	294,800	1,844,158
TOTAL HEALTH CARE PROVIDERS & SERVICES		14,331,409
HOUSEHOLD DURABLES - 0.8%
Matsushita Electric Industrial Co. Ltd. ADR	141,800	2,056,100
Ngai Lik Industrial Holdings Ltd.	10,180,000	4,707,998
TOTAL HOUSEHOLD DURABLES		6,764,098
INTERNET SOFTWARE & SERVICES - 8.0%
Ariba, Inc. (a)	610,900	1,899,899
Blue Coat Systems, Inc. (a)	436,300	17,897,462

	Shares	Value (Note 1)
EarthLink, Inc. (a)	462,575	$ 4,223,310
Marimba, Inc. (a)	20,270	129,728
RealNetworks, Inc. (a)	325,900	1,854,371
S1 Corp. (a)	213,300	1,557,090
United Online, Inc. (a)	1,585,750	27,306,615
Websense, Inc. (a)	407,900	11,135,670
Yahoo!, Inc. (a)	38,500	1,709,400
TOTAL INTERNET SOFTWARE & SERVICES		67,713,545
IT SERVICES - 16.5%
Affiliated Computer Services, Inc. Class A (a)	212,200	10,240,772
Ceridian Corp. (a)	458,900	8,686,977
CSG Systems International, Inc. (a)	135,800	1,901,200
First Data Corp.	1,031,059	42,252,798
Infosys Technologies Ltd.	61,057	6,850,459
National Processing, Inc. (a)	90,000	1,782,000
Paychex, Inc.	508,380	16,354,585
Sabre Holdings Corp. Class A	231,500	5,252,735
Satyam Computer Services Ltd.	2,155,800	14,764,643
SM&A (a)	518,200	5,394,462
The BISYS Group, Inc. (a)	1,334,900	23,560,985
Titan Corp. (a)	137,100	2,885,955
TOTAL IT SERVICES		139,927,571
SOFTWARE - 58.6%
Activision, Inc. (a)	122,900	2,582,129
Adobe Systems, Inc.	197,206	7,343,951
Altiris, Inc. (a)	3,900	106,275
Amdocs Ltd. (a)	2,416,600	67,374,808
Autodesk, Inc.	491,800	14,090,070
Barra, Inc.	494,989	15,661,452
BEA Systems, Inc. (a)	6,772,700	93,463,260
Bottomline Technologies, Inc. (a)	190,200	1,850,646
Cadence Design Systems, Inc. (a)	485,500	7,491,265
Check Point Software Technologies Ltd. (a)	455,100	10,476,402
Compuware Corp. (a)	333,600	2,615,424
Concord Communications, Inc. (a)	341,900	6,325,150
Concur Technologies, Inc. (a)	8,483	103,493
E.piphany, Inc. (a)	315,600	2,193,420
FactSet Research Systems, Inc.	119,900	4,415,917
FileNET Corp. (a)	333,200	9,429,560
I-Flex Solutions Ltd.	250,000	3,737,695
Manhattan Associates, Inc. (a)	43,300	1,240,978
Microsoft Corp.	4,710,300	124,822,949
Network Associates, Inc. (a)	270,600	4,746,324
Nintendo Co. Ltd.	440,200	42,418,209
Oracle Corp. (a)	4,500	57,960
Patni Computer Systems Ltd. (a)	280,400	1,552,884
PeopleSoft, Inc. (a)	604,500	13,045,110
Quest Software, Inc. (a)	240,100	3,786,377
Red Hat, Inc. (a)	467,070	8,444,626
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
RM PLC	1,401,900	$ 3,612,616
SAP AG sponsored ADR	4,200	166,320
Secure Computing Corp. (a)	414,300	5,990,778
Siebel Systems, Inc. (a)	902,200	11,782,732
SurfControl PLC (a)	14,400	155,423
Verint Systems, Inc. (a)	19,010	497,302
VERITAS Software Corp. (a)	722,000	21,963,240
Wind River Systems, Inc. (a)	268,700	2,630,573
TOTAL SOFTWARE		496,175,318
SPECIALTY RETAIL - 3.4%
Best Buy Co., Inc.	540,800	28,797,600
TOTAL COMMON STOCKS (Cost $715,198,299)		825,701,717
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 1.08% (b)	7,505,098	7,505,098
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	19,739,300	19,739,300
TOTAL MONEY MARKET FUNDS (Cost $27,244,398)		27,244,398
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $742,442,697)		852,946,115
NET OTHER ASSETS - (0.7)%		(5,999,722)
NET ASSETS - 100%		$ 846,946,393
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $602,375,160 and $567,654,926, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $125,608 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.1%
United Kingdom	8.6%
Japan	5.2%
India	3.2%
Israel	1.2%
Others (individually less than 1%)	1.7%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $256,344,000 of which $128,686,000 and $127,658,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $19,320,836) (cost $742,442,697) - See accompanying schedule		$ 852,946,115
Receivable for investments sold		21,641,901
Receivable for fund shares sold		767,755
Dividends receivable		80,249
Interest receivable		8,616
Prepaid expenses		3,683
Other affiliated receivables		85
Other receivables		89,830
Total assets		875,538,234

Liabilities
Payable for investments purchased	$ 6,241,328
Payable for fund shares redeemed	1,703,496
Accrued management fee	406,161
Other affiliated payables	255,884
Other payables and accrued expenses	245,672
Collateral on securities loaned, at value	19,739,300
Total liabilities		28,591,841

Net Assets		$ 846,946,393
Net Assets consist of:
Paid in capital		$ 998,640,644
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(261,992,869)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		110,298,618
Net Assets, for 16,486,408 shares outstanding		$ 846,946,393
Net Asset Value, offering price and redemption price per share ($846,946,393 ÷ 16,486,408 shares)		$ 51.37

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 2,646,667
Special Dividends		534,989
Interest		652,441
Security lending		136,801
Total income		3,970,898

Expenses
Management fee	$ 4,379,941
Transfer agent fees	3,211,965
Accounting and security lending fees	417,689
Non-interested trustees' compensation	3,745
Custodian fees and expenses	77,576
Registration fees	29,036
Audit	48,089
Legal	7,999
Miscellaneous	16,239
Total expenses before reductions	8,192,279
Expense reductions	(202,578)	7,989,701
Net investment income (loss)		(4,018,803)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of ($480))	150,623,955
Foreign currency transactions	(44,092)
Total net realized gain (loss)		150,579,863
Change in net unrealized appreciation (depreciation) on: Investment securities (net of deferred foreign taxes of ($205,167))	122,938,641
Assets and liabilities in foreign currencies	367
Total change in net unrealized appreciation (depreciation)		122,939,008
Net gain (loss)		273,518,871
Net increase (decrease) in net assets resulting from operations		$ 269,500,068
Other Information
Sales charges paid to FDC		$ 322,678
Deferred sales charges withheld by FDC		$ 4,525
Exchange fees withheld by FSC		$ 9,803

See accompanying notes which are an integral part of the financial statements.

Annual Report

Software and Computer Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,018,803)	$ (4,140,907)
Net realized gain (loss)	150,579,863	(92,535,367)
Change in net unrealized appreciation (depreciation)	122,939,008	(26,122,628)
Net increase (decrease) in net assets resulting from operations	269,500,068	(122,798,902)
Share transactions Net proceeds from sales of shares	166,207,624	232,814,124
Cost of shares redeemed	(206,781,615)	(274,881,051)
Net increase (decrease) in net assets resulting from share transactions	(40,573,991)	(42,066,927)
Redemption fees	116,029	250,645
Total increase (decrease) in net assets	229,042,106	(164,615,184)

Net Assets
Beginning of period	617,904,287	782,519,471
End of period	$ 846,946,393	$ 617,904,287
Other Information Shares
Sold	3,730,779	6,309,339
Redeemed	(4,658,389)	(7,597,020)
Net increase (decrease)	(927,610)	(1,287,681)

Financial Highlights

Years ended February 28,	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 35.48	$ 41.84	$ 45.33	$ 105.09	$ 57.09
Income from Investment Operations
Net investment income (loss) C	(.24)G	(.24)	(.26)	(.29)	(.36) D
Net realized and unrealized gain (loss)	16.12	(6.13)	(3.02)	(28.23)	54.60
Total from investment operations	15.88	(6.37)	(3.28)	(28.52)	54.24
Distributions from net realized gain	-	-	(.24)	(31.32)	(6.33)
Redemption fees added to paid in capital C	.01	.01	.03	.08	.09
Net asset value, end of period	$ 51.37	$ 35.48	$ 41.84	$ 45.33	$ 105.09
Total Return A, B	44.79%	(15.20)%	(7.08)%	(35.27)%	100.83%
Ratios to Average Net Assets E
Expenses before expense reductions	1.09%	1.18%	1.09%	1.00%	1.11%
Expenses net of voluntary waivers, if any	1.09%	1.18%	1.09%	1.00%	1.11%
Expenses net of all reductions	1.06%	1.05%	1.05%	.99%	1.11%
Net investment income (loss)	(.53)%	(.65)%	(.57)%	(.36)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 846,946	$ 617,904	$ 782,519	$ 921,678	$ 1,447,686
Portfolio turnover rate	81%	198%	325%	272%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $.01 per share. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29. G Investment income per share reflects a special dividend which amounted to $.03 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Technology Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Technology	61.13%	0.87%	13.69%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Technology Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Technology Portfolio

Management's Discussion of Fund Performance

Comments from Sonu Kalra, Portfolio Manager of Fidelity® Select Technology Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

For the 12 months ending February 29, 2004, the fund's return was 61.13%, topping the 55.88% return for the Goldman Sachs® Technology Index and the S&P 500®. Stock selection in semiconductors and software provided a major boost to performance versus the sector benchmark. IBM was the top contributor compared with the Goldman Sachs index, as the fund was rewarded for significantly underweighting the stock. Wireless handset maker Motorola topped the fund's contributors in absolute terms and also had a positive impact on relative performance. In the wireless infrastructure space, LM Ericsson performed well, aided by its attention to cost cutting and by the improving prospects for stepped-up capital expenditures in the wireless industry. On the negative side, stock picking in the media and disk-drive industries hurt a bit. For example, media conglomerate Time Warner posted a solid return but still lagged the Goldman Sachs index. The stock's disappointing performance was due primarily to poor results at the company's AOL subsidiary. Shares of PalmOne struggled under the weight of announced plans to reduce the company's workforce by almost 10% and the news that an influential retailer planned to reduce the number of models of PalmOne's personal digital assistants (PDAs) carried in its stores.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Technology Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Microsoft Corp.	6.3
Intel Corp.	5.7
Cisco Systems, Inc.	4.8
Dell, Inc.	4.8
Hewlett-Packard Co.	2.8
Motorola, Inc.	2.7
National Semiconductor Corp.	2.6
Texas Instruments, Inc.	2.5
EMC Corp.	2.2
Lexmark International, Inc. Class A	2.0
36.4
Top Industries as of February 29, 2004
% of fund's net assets
Semiconductors & Semiconductor Equipment	31.9%
Communications Equipment	22.4%
Computers & Peripherals	17.5%
Software	14.6%
Electronic Equipment & Instruments	3.5%
All Others*	10.1%

* Includes short-term investments and net other assets.

Annual Report

Technology Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Monster Worldwide, Inc. (a)	337,800	$ 7,431,600
COMMUNICATIONS EQUIPMENT - 22.4%
3Com Corp. (a)	744,800	5,213,600
ADC Telecommunications, Inc. (a)	3,509,000	10,527,000
Alcatel SA sponsored ADR (a)	1,706,500	27,628,235
Alvarion Ltd. (a)	152,500	2,203,625
Andrew Corp. (a)	144,200	2,569,644
Arris Group, Inc. (a)	465,000	4,822,050
AudioCodes Ltd. (a)	203,700	2,804,949
Avaya, Inc. (a)	1,923,400	32,986,310
Brocade Communications Systems, Inc. (a)	1,561,200	10,881,564
CIENA Corp. (a)	1,464,000	8,388,720
Cisco Systems, Inc. (a)	5,454,900	126,008,190
Comverse Technology, Inc. (a)	1,095,130	21,595,964
Corning, Inc. (a)	544,000	6,827,200
ECI Telecom Ltd. (a)	51,900	357,539
Emulex Corp. (a)	406,400	9,420,352
Enterasys Networks, Inc. (a)	2,441,300	11,107,915
Extreme Networks, Inc. (a)	451,200	3,632,160
F5 Networks, Inc. (a)	107,800	3,567,102
Finisar Corp. (a)	2,858,700	8,204,469
Foundry Networks, Inc. (a)	42,700	1,007,720
ITF Optical Technologies, Inc. Series A (c)	65,118	81,398
Juniper Networks, Inc. (a)	214,300	5,543,941
Lucent Technologies, Inc. (a)	5,542,500	23,223,075
Marconi Corp. PLC (a)	796,266	10,609,084
McDATA Corp. Class A (a)	1,815,400	14,632,124
Motorola, Inc.	3,802,700	70,159,815
NetScreen Technologies, Inc. (a)	223,700	7,930,165
Nortel Networks Corp. (a)	2,543,100	20,218,411
Oplink Communications, Inc. (a)	953,300	2,526,245
Powerwave Technologies, Inc. (a)	1,490,800	14,714,196
QLogic Corp. (a)	115,400	4,823,720
QUALCOMM, Inc.	525,700	33,355,665
Research in Motion Ltd. (a)	87,900	8,692,257
Scientific-Atlanta, Inc.	444,900	14,726,190
Sierra Wireless, Inc. (a)	237,400	6,513,412
Sonus Networks, Inc. (a)	88,500	524,805
Telefonaktiebolaget LM Ericsson ADR (a)	1,386,100	40,224,622
WJ Communications, Inc. (a)	811,800	4,083,354
TOTAL COMMUNICATIONS EQUIPMENT		582,336,787
COMPUTERS & PERIPHERALS - 17.5%
Ambit Microsystems Corp.	1,499,300	4,373,898
Apple Computer, Inc. (a)	696,700	16,672,031
Concurrent Computer Corp. (a)	550,860	2,242,000
Dell, Inc. (a)	3,783,900	123,544,335
Dot Hill Systems Corp. (a)	973,800	13,662,414
EMC Corp. (a)	4,012,545	57,459,644
Hewlett-Packard Co.	3,206,489	72,819,365

	Shares	Value (Note 1)
Hutchinson Technology, Inc. (a)	348,400	$ 9,918,948
International Business Machines Corp.	312,750	30,180,375
Komag, Inc. (a)	276,385	6,312,633
Lexmark International, Inc. Class A (a)	637,600	52,468,104
Maxtor Corp. (a)	796,200	8,161,050
Network Appliance, Inc. (a)	567,200	12,285,552
PalmOne, Inc. (a)	730,144	7,323,344
Quanta Computer, Inc.	2,986,500	7,589,752
Silicon Graphics, Inc. (a)	329,639	1,061,438
Storage Technology Corp. (a)	310,000	9,104,700
Sun Microsystems, Inc. (a)	839,200	4,481,328
Western Digital Corp. (a)	1,235,290	14,069,953
TOTAL COMPUTERS & PERIPHERALS		453,730,864
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Global Crossing Ltd. (a)	95,700	2,583,900
ELECTRICAL EQUIPMENT - 0.2%
Byd Co. Ltd. (H Shares)	1,246,000	4,129,750
Power-One, Inc. (a)	70,100	859,426
TOTAL ELECTRICAL EQUIPMENT		4,989,176
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.5%
Agilent Technologies, Inc. (a)	280,500	9,590,295
Amphenol Corp. Class A (a)	41,500	2,566,775
Arrow Electronics, Inc. (a)	570,300	14,029,380
Avnet, Inc. (a)	248,500	5,852,175
Hon Hai Precision Industries Co. Ltd.	1,339,000	5,960,060
Ingram Micro, Inc. Class A (a)	317,500	6,026,150
Merix Corp. (a)	7,300	179,580
National Instruments Corp.	83,250	2,877,120
Photon Dynamics, Inc. (a)	187,099	6,681,305
Solectron Corp. (a)	1,257,100	8,032,869
Symbol Technologies, Inc.	503,700	8,572,974
Veeco Instruments, Inc. (a)	169,400	4,941,398
Vishay Intertechnology, Inc. (a)	706,200	15,896,562
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		91,206,643
HOUSEHOLD DURABLES - 1.0%
Harman International Industries, Inc.	219,800	17,142,202
Koninklijke Philips Electronics NV (NY Shares)	122,300	3,720,366
Sony Corp. sponsored ADR	145,000	5,936,300
TOTAL HOUSEHOLD DURABLES		26,798,868
INDUSTRIAL CONGLOMERATES - 0.2%
Siemens AG sponsored ADR	64,200	4,994,760
INTERNET & CATALOG RETAIL - 1.5%
Amazon.com, Inc. (a)	325,900	14,062,585
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET & CATALOG RETAIL - CONTINUED
eBay, Inc. (a)	211,200	$ 14,543,232
InterActiveCorp (a)	360,800	11,751,256
TOTAL INTERNET & CATALOG RETAIL		40,357,073
INTERNET SOFTWARE & SERVICES - 3.4%
Akamai Technologies, Inc. (a)	374,600	5,619,000
Blue Coat Systems, Inc. (a)	900	36,919
EarthLink, Inc. (a)	803,700	7,337,781
Internap Network Services Corp. (a)	2,592,100	4,873,148
Interwoven, Inc. (a)	151,725	1,843,459
iPass, Inc.	139,400	1,716,014
Openwave Systems, Inc. (a)	420,133	6,369,216
RADWARE Ltd. (a)	187,000	5,217,300
SonicWALL, Inc. (a)	332,477	3,191,779
Supportsoft, Inc. (a)	29,700	361,746
United Online, Inc. (a)	927,053	15,963,853
VeriSign, Inc. (a)	584,700	10,179,627
Yahoo!, Inc. (a)	595,550	26,442,420
TOTAL INTERNET SOFTWARE & SERVICES		89,152,262
IT SERVICES - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	156,700	7,433,848
CompuCom Systems, Inc. (a)	36,900	202,581
CSG Systems International, Inc. (a)	155,600	2,178,400
First Data Corp.	287,500	11,781,750
Infosys Technologies Ltd. sponsored ADR	43,700	3,672,111
TOTAL IT SERVICES		25,268,690
LEISURE EQUIPMENT & PRODUCTS - 0.1%
Premier Image Technology Corp.	1,821,000	3,066,947
MEDIA - 0.2%
Pixar (a)	62,500	4,108,750
OFFICE ELECTRONICS - 0.2%
Canon, Inc.	91,000	4,472,650
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 31.9%
Agere Systems, Inc.:
Class A (a)	6,575,390	25,512,513
Class B (a)	5,724,206	21,236,804
Altera Corp. (a)	574,000	12,673,920
Analog Devices, Inc.	836,200	41,726,380
Applied Materials, Inc. (a)	792,800	16,839,072
ARM Holdings PLC sponsored ADR	684,700	4,621,725
ASML Holding NV (NY Shares) (a)	414,800	7,574,248
ATMI, Inc. (a)	335,500	9,108,825
Axcelis Technologies, Inc. (a)	412,400	4,717,856
Broadcom Corp. Class A (a)	292,400	11,865,592
Cabot Microelectronics Corp. (a)	101,200	4,508,460
Conexant Systems, Inc. (a)	3,556,700	26,141,745

	Shares	Value (Note 1)
Cree, Inc. (a)	139,060	$ 3,330,487
Cymer, Inc. (a)	119,900	4,620,946
Cypress Semiconductor Corp. (a)	199,600	4,307,368
FormFactor, Inc.	223,600	4,548,024
GlobespanVirata, Inc. (a)	737,300	6,539,851
Integrated Circuit Systems, Inc. (a)	1,375,300	37,875,762
Integrated Device Technology, Inc. (a)	762,000	12,565,380
Intel Corp.	5,051,860	147,665,868
International Rectifier Corp. (a)	133,700	6,171,592
Intersil Corp. Class A	720,900	17,006,031
KLA-Tencor Corp. (a)	228,100	12,043,680
Lam Research Corp. (a)	44,400	1,135,308
Lattice Semiconductor Corp. (a)	611,700	6,318,861
Linear Technology Corp.	284,700	11,385,153
LSI Logic Corp. (a)	501,300	5,063,130
Marvell Technology Group Ltd. (a)	340,700	15,512,071
Maxim Integrated Products, Inc.	68,000	3,393,880
MEMC Electronic Materials, Inc. (a)	333,500	3,164,915
Microchip Technology, Inc.	342,300	9,755,550
Micron Technology, Inc. (a)	367,240	5,523,290
Mindspeed Technologies, Inc. (a)	213,400	1,894,992
National Semiconductor Corp. (a)	1,698,900	66,868,704
NVIDIA Corp. (a)	1,166,200	25,947,950
ON Semiconductor Corp. (a)	1,105,500	9,352,530
PMC-Sierra, Inc. (a)	151,400	3,012,860
Power Integrations, Inc. (a)	165,100	4,867,148
Samsung Electronics Co. Ltd.	44,000	20,347,893
Silicon Image, Inc. (a)	1,713,851	19,109,439
STMicroelectronics NV (NY Shares)	435,200	11,249,920
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,320,000	2,520,902
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,055,480	10,966,437
Teradyne, Inc. (a)	1,057,900	26,077,235
Texas Instruments, Inc.	2,157,200	66,118,180
Tokyo Electron Ltd.	125,100	7,565,815
Tower Semicondutor Ltd. (a)	621,800	4,352,600
United Microelectronics Corp. sponsored ADR (a)	2,441,068	12,717,964
Varian Semiconductor Equipment Associates, Inc. (a)	126,300	5,151,777
Xilinx, Inc. (a)	641,000	26,947,640
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		829,524,273
SOFTWARE - 14.6%
Amdocs Ltd. (a)	577,200	16,092,336
Autodesk, Inc.	198,504	5,687,140
BEA Systems, Inc. (a)	927,933	12,805,475
Cadence Design Systems, Inc. (a)	820,040	12,653,217
Check Point Software Technologies Ltd. (a)	220,100	5,066,702
Computer Associates International, Inc.	160,200	4,254,912
Concord Communications, Inc. (a)	13,000	240,500
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
FileNET Corp. (a)	238,697	$ 6,755,125
Intuit, Inc. (a)	86,800	3,850,448
Lawson Software, Inc. (a)	310,604	2,723,997
Micromuse, Inc. (a)	370,800	3,322,368
Microsoft Corp.	6,205,060	164,434,090
Nintendo Co. Ltd.	86,500	8,335,246
Oracle Corp. (a)	2,001,700	25,781,896
Quest Software, Inc. (a)	1,084,929	17,109,330
Red Hat, Inc. (a)	1,374,700	24,854,576
SAP AG sponsored ADR	134,800	5,338,080
Secure Computing Corp. (a)	103,200	1,492,272
Siebel Systems, Inc. (a)	807,028	10,539,786
Symantec Corp. (a)	255,000	10,490,700
Synopsys, Inc. (a)	630,895	18,598,785
VERITAS Software Corp. (a)	625,900	19,039,878
Visual Networks, Inc. (a)	263,300	1,053,200
TOTAL SOFTWARE		380,520,059
SPECIALTY RETAIL - 0.5%
Best Buy Co., Inc.	235,100	12,519,075
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
American Tower Corp. Class A (a)	901,000	9,956,050
Nextel Communications, Inc. Class A (a)	281,900	7,467,531
Sprint Corp. - PCS Group Series 1 (a)	14,400	129,600
TOTAL WIRELESS TELECOMMUNICATION SERVICES		17,553,181
TOTAL COMMON STOCKS (Cost $2,199,324,607)		2,580,615,558
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies, Inc. Series E (a)(c)	33,100	0
Procket Networks, Inc. Series C (c)	504,045	126,011
SOFTWARE - 0.0%
Monterey Design Systems Series E (c)	627,333	313,667
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,842,090)		439,678
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 1.08% (b)	12,827,067	12,827,067
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	45,875,578	45,875,578
TOTAL MONEY MARKET FUNDS (Cost $58,702,645)		58,702,645

		Value (Note 1)
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,266,869,342)		$ 2,639,757,881
NET OTHER ASSETS - (1.6)%		(40,585,744)
NET ASSETS - 100%		$ 2,599,172,137
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities amounted to $521,076 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 570,644
ITF Optical Technologies, Inc. Series A	10/11/00	$ 3,269,910
Monterey Design Systems Series E	11/1/00	$ 3,293,498
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 4,977,948
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,854,737,629 and $2,631,956,291, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,075,395 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.2%
Taiwan	1.8%
Sweden	1.5%
Canada	1.4%
United Kingdom	1.2%
France	1.1%
Japan	1.0%
Others (individually less than 1%)	3.8%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $2,944,572,000 of which $2,166,121,000 and $778,451,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $43,213,446) (cost $2,266,869,342) - See accompanying schedule		$ 2,639,757,881
Foreign currency held at value (cost $11,268,766)		11,318,406
Receivable for investments sold		65,669,881
Receivable for fund shares sold		1,947,315
Dividends receivable		476,573
Interest receivable		14,937
Prepaid expenses		10,541
Other affiliated receivables		548
Other receivables		819,973
Total assets		2,720,016,055

Liabilities
Payable for investments purchased	$ 68,214,304
Payable for fund shares redeemed	4,550,800
Accrued management fee	1,266,637
Other affiliated payables	881,104
Other payables and accrued expenses	55,495
Collateral on securities loaned, at value	45,875,578
Total liabilities		120,843,918

Net Assets		$ 2,599,172,137
Net Assets consist of:
Paid in capital		$ 5,213,123,875
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,986,884,887)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		372,933,149
Net Assets, for 41,959,761 shares outstanding		$ 2,599,172,137
Net Asset Value, offering price and redemption price per share ($2,599,172,137 ÷ 41,959,761 shares)		$ 61.94

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 6,016,747
Interest		999,885
Security lending		364,058
Total income		7,380,690

Expenses
Management fee	$ 12,611,274
Transfer agent fees	11,989,687
Accounting and security lending fees	973,087
Non-interested trustees' compensation	10,759
Custodian fees and expenses	137,083
Registration fees	60,763
Audit	57,514
Legal	9,865
Miscellaneous	65,453
Total expenses before reductions	25,915,485
Expense reductions	(1,269,162)	24,646,323
Net investment income (loss)		(17,265,633)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	454,371,524
Foreign currency transactions	(46,264)
Total net realized gain (loss)		454,325,260
Change in net unrealized appreciation (depreciation) on: Investment securities	507,120,188
Assets and liabilities in foreign currencies	173,748
Total change in net unrealized appreciation (depreciation)		507,293,936
Net gain (loss)		961,619,196
Net increase (decrease) in net assets resulting from operations		$ 944,353,563
Other Information
Sales charges paid to FDC		$ 1,307,558
Deferred sales charges withheld by FDC		$ 19,918
Exchange fees withheld by FSC		$ 31,477

See accompanying notes which are an integral part of the financial statements.

Annual Report

Technology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (17,265,633)	$ (14,618,151)
Net realized gain (loss)	454,325,260	(478,162,403)
Change in net unrealized appreciation (depreciation)	507,293,936	(76,582,605)
Net increase (decrease) in net assets resulting from operations	944,353,563	(569,363,159)
Share transactions Net proceeds from sales of shares	774,205,314	398,042,492
Cost of shares redeemed	(604,001,588)	(590,458,371)
Net increase (decrease) in net assets resulting from share transactions	170,203,726	(192,415,879)
Redemption fees	464,868	616,899
Total increase (decrease) in net assets	1,115,022,157	(761,162,139)

Net Assets
Beginning of period	1,484,149,980	2,245,312,119
End of period	$ 2,599,172,137	$ 1,484,149,980
Other Information Shares
Sold	14,602,938	9,553,378
Redeemed	(11,247,811)	(14,069,006)
Net increase (decrease)	3,355,127	(4,515,628)

Financial Highlights

Years ended February 28,	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 38.44	$ 52.07	$ 69.00	$ 195.92	$ 82.70
Income from Investment Operations
Net investment income (loss) C	(.42)	(.37)	(.45)	(.65)	(.40) D
Net realized and unrealized gain (loss)	23.91	(13.28)	(16.50)	(105.68)	133.30
Total from investment operations	23.49	(13.65)	(16.95)	(106.33)	132.90
Distributions from net realized gain	-	-	-	(8.60)	(19.80)
Distributions in excess of net realized gain	-	-	-	(12.13)	-
Total distributions	-	-	-	(20.73)	(19.80)
Redemption fees added to paid in capital C	.01	.02	.02	.14	.12
Net asset value, end of period	$ 61.94	$ 38.44	$ 52.07	$ 69.00	$ 195.92
Total Return A, B	61.13%	(26.18)%	(24.54)%	(59.05)%	184.11%
Ratios to Average Net Assets E
Expenses before expense reductions	1.19%	1.39%	1.19%	.95%	1.05%
Expenses net of voluntary waivers, if any	1.19%	1.39%	1.19%	.95%	1.05%
Expenses net of all reductions	1.14%	1.22%	1.13%	.94%	1.04%
Net investment income (loss)	(.80)%	(.86)%	(.73)%	(.46)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,599,172	$ 1,484,150	$ 2,245,312	$ 3,245,537	$ 7,919,951
Portfolio turnover rate	127%	153%	184%	114%	210%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $.07 per share. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Telecommunications Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Telecommunications	51.78%	-6.20%	6.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Telecommunications Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Telecommunications Portfolio

Management's Discussion of Fund Performance

Comments from Brian Younger, Portfolio Manager of Fidelity® Select Telecommunications Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

Fidelity Select Telecommunications Portfolio returned 51.78% for the year ended February 29, 2004. The fund beat both its sector benchmark, the Goldman Sachs® Utilities Index, which returned 41.17%, and the S&P 500® index. Telecommunications equipment stocks, which are not included in the Goldman Sachs benchmark, were the biggest drivers of performance. Equipment stocks, which represented roughly 25% of the fund's net assets on average, were fueled by a combination of recent cost cutting and an improved sales environment. As wireless and wireline carriers increased spending to upgrade their networks, stocks such as Ericsson, Nortel Networks, Motorola and Corning soared. Wireless services companies such as Nextel Communications were also strong performers, benefiting from accelerating subscriber growth, improving demand, stabilizing pricing and industry consolidation. The fund's overweighting in Regional Bell Operating Companies (RBOCs), including Verizon Communications, Qwest Communications and SBC Communications, hampered relative returns. The stocks appreciated, but lagged the broader market as unfavorable regulatory rules and weak job growth pressured performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Telecommunications Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Qwest Communications International, Inc.	12.4
Verizon Communications, Inc.	8.5
SBC Communications, Inc.	8.5
Nextel Communications, Inc. Class A	5.8
AT&T Wireless Services, Inc.	5.5
Nortel Networks Corp.	5.1
Motorola, Inc.	5.0
QUALCOMM, Inc.	4.8
BellSouth Corp.	4.5
Citizens Communications Co.	4.3
64.4
Top Industries as of February 29, 2004
% of fund's net assets
Diversified Telecommunication Services	41.9%
Communications Equipment	36.3%
Wireless Telecommunication Services	18.8%
Media	2.7%
All Others*	0.3%

* Includes short-term investments and net other assets.

Annual Report

Telecommunications Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 36.3%
Alcatel SA sponsored ADR (a)	368,700	$ 5,969,253
Avaya, Inc. (a)	310,400	5,323,360
CIENA Corp. (a)	190,000	1,088,700
Cisco Systems, Inc. (a)	671,300	15,507,030
Comverse Technology, Inc. (a)	281,600	5,553,152
Corning, Inc. (a)	570,300	7,157,265
Juniper Networks, Inc. (a)	467,000	12,081,290
Lucent Technologies, Inc. (a)	2,725,600	11,420,264
Motorola, Inc.	1,200,300	22,145,535
Nokia Corp. sponsored ADR	416,200	9,060,674
Nortel Networks Corp. (a)	2,811,600	22,353,067
Polycom, Inc. (a)	60,600	1,337,442
QUALCOMM, Inc.	330,600	20,976,570
Scientific-Atlanta, Inc.	69,600	2,303,760
Sonus Networks, Inc. (a)	18,900	112,077
Telefonaktiebolaget LM Ericsson ADR (a)	585,600	16,994,112
UTStarcom, Inc. (a)	9,200	304,805
TOTAL COMMUNICATIONS EQUIPMENT		159,688,356
DIVERSIFIED TELECOMMUNICATION SERVICES - 41.9%
ALLTEL Corp.	311,300	16,125,340
BellSouth Corp.	718,000	19,788,080
Citizens Communications Co. (a)	1,441,400	18,997,652
Qwest Communications International, Inc. (a)	11,889,044	54,451,822
SBC Communications, Inc.	1,548,500	37,179,485
Verizon Communications, Inc.	979,000	37,525,070
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		184,067,449
MEDIA - 2.7%
Cablevision Systems Corp. - NY Group Class A (a)	181,800	4,632,264
EchoStar Communications Corp. Class A (a)	199,600	7,209,552
Hughes Electronics Corp. (a)	2,600	45,084
TOTAL MEDIA		11,886,900
WIRELESS TELECOMMUNICATION SERVICES - 18.8%
At Road, Inc. (a)	4,100	48,995
AT&T Wireless Services, Inc. (a)	1,765,700	23,978,206
Nextel Communications, Inc. Class A (a)	955,900	25,321,791
Nextel Partners, Inc. Class A (a)	166,600	2,135,812
NII Holdings, Inc. Class B (a)	46,900	5,081,615
Sprint Corp. - PCS Group Series 1 (a)	1,302,000	11,718,000

	Shares	Value (Note 1)
Vodafone Group PLC sponsored ADR	442,800	$ 11,056,716
Western Wireless Corp. Class A (a)	134,600	3,242,514
TOTAL WIRELESS TELECOMMUNICATION SERVICES		82,583,649
TOTAL COMMON STOCKS (Cost $353,708,425)		438,226,354
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 1.08% (b)	170,410	170,410
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	8,448,375	8,448,375
TOTAL MONEY MARKET FUNDS (Cost $8,618,785)		8,618,785
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $362,327,210)		446,845,139
NET OTHER ASSETS - (1.7)%		(7,494,901)
NET ASSETS - 100%		$ 439,350,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $342,176,685 and $356,147,487, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $199,464 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.0%
Canada	5.1%
Sweden	3.9%
United Kingdom	2.5%
Finland	2.1%
France	1.4%
100.0%
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $622,862,000 of which $449,206,000, $161,867,000 and $11,789,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $8,183,355) (cost $362,327,210) - See accompanying schedule		$ 446,845,139
Receivable for investments sold		7,660,664
Receivable for fund shares sold		490,829
Dividends receivable		139,019
Interest receivable		2,368
Prepaid expenses		1,725
Other affiliated receivables		174
Other receivables		122,923
Total assets		455,262,841

Liabilities
Payable for investments purchased	$ 5,228,273
Payable for fund shares redeemed	1,828,813
Accrued management fee	209,905
Other affiliated payables	169,115
Other payables and accrued expenses	28,122
Collateral on securities loaned, at value	8,448,375
Total liabilities		15,912,603

Net Assets		$ 439,350,238
Net Assets consist of:
Paid in capital		$ 982,710,908
Undistributed net investment income		434,006
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(628,312,605)
Net unrealized appreciation (depreciation) on investments		84,517,929
Net Assets, for 12,276,429 shares outstanding		$ 439,350,238
Net Asset Value, offering price and redemption price per share ($439,350,238 ÷ 12,276,429 shares)		$ 35.79

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 5,633,989
Interest		73,889
Security lending		37,309
Total income		5,745,187

Expenses
Management fee	$ 2,067,406
Transfer agent fees	2,574,453
Accounting and security lending fees	224,198
Non-interested trustees' compensation	1,458
Custodian fees and expenses	15,433
Registration fees	28,085
Audit	45,301
Legal	5,715
Miscellaneous	15,489
Total expenses before reductions	4,977,538
Expense reductions	(206,879)	4,770,659
Net investment income (loss)		974,528
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	47,022,243
Foreign currency transactions	24,807
Total net realized gain (loss)		47,047,050
Change in net unrealized appreciation (depreciation) on investment securities		97,912,183
Net gain (loss)		144,959,233
Net increase (decrease) in net assets resulting from operations		$ 145,933,761
Other Information
Sales charges paid to FDC		$ 123,829
Deferred sales charges withheld by FDC		$ 8,929
Exchange fees withheld by FSC		$ 11,003

See accompanying notes which are an integral part of the financial statements.

Annual Report

Telecommunications Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 974,528	$ 458,299
Net realized gain (loss)	47,047,050	(175,055,799)
Change in net unrealized appreciation (depreciation)	97,912,183	69,172,977
Net increase (decrease) in net assets resulting from operations	145,933,761	(105,424,523)
Distributions to shareholders from net investment income	(565,329)	(484,984)
Share transactions Net proceeds from sales of shares	126,418,282	210,541,381
Reinvestment of distributions	535,974	463,098
Cost of shares redeemed	(145,888,463)	(248,634,059)
Net increase (decrease) in net assets resulting from share transactions	(18,934,207)	(37,629,580)
Redemption fees	77,030	261,644
Total increase (decrease) in net assets	126,511,255	(143,277,443)

Net Assets
Beginning of period	312,838,983	456,116,426
End of period (including undistributed net investment income of $434,006 and $0, respectively)	$ 439,350,238	$ 312,838,983
Other Information Shares
Sold	4,049,684	8,350,188
Issued in reinvestment of distributions	17,866	17,622
Redeemed	(5,034,709)	(10,055,300)
Net increase (decrease)	(967,159)	(1,687,490)

Financial Highlights

Years ended February 28,	2004 E	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 23.62	$ 30.55	$ 45.89	$ 100.87	$ 61.85
Income from Investment Operations
Net investment income (loss) C	.08	.03	.01	(.12)	(.12)
Net realized and unrealized gain (loss)	12.13	(6.95)	(15.33)	(45.86)	49.58
Total from investment operations	12.21	(6.92)	(15.32)	(45.98)	49.46
Distributions from net investment income	(.05)	(.03)	(.02)	-	-
Distributions from net realized gain	-	-	-	(9.04)	(10.48)
Total distributions	(.05)	(.03)	(.02)	(9.04)	(10.48)
Redemption fees added to paid in capital C	.01	.02	- F	.04	.04
Net asset value, end of period	$ 35.79	$ 23.62	$ 30.55	$ 45.89	$ 100.87
Total Return A,B	51.78%	(22.60)%	(33.39)%	(49.80)%	84.89%
Ratios to Average Net Assets D
Expenses before expense reductions	1.40%	1.56%	1.29%	1.07%	1.12%
Expenses net of voluntary waivers, if any	1.40%	1.56%	1.29%	1.07%	1.12%
Expenses net of all reductions	1.34%	1.34%	1.20%	1.02%	1.09%
Net investment income (loss)	.27%	.13%	.02%	(.17)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 439,350	$ 312,839	$ 456,116	$ 791,196	$ 1,888,217
Portfolio turnover rate	98%	163%	169%	322%	173%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. E For the year ended February 29. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Utilities Growth Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Select Utilities Growth	40.71%	-5.26%	7.42%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Select Utilities Growth Portfolio on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Utilities Growth Portfolio

Management's Discussion of Fund Performance

Comments from Brian Younger, Portfolio Manager of Fidelity® Select Utilities Growth Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

Fidelity Select Utilities Growth Portfolio returned 40.71% for the year ended February 29, 2004. This compared to the 41.17% gain in the Goldman Sachs® Utilities Index, and was ahead of the S&P 500®. Electric utilities stocks were strong contributors to performance, benefiting from a more stable operating environment and, in some states, better regulatory conditions. Companies such as AES that had improved their balance sheets posted especially strong gains. In addition, the fund benefited from owning a number of turnaround opportunities in the telecommunications sector, including Nextel Communications, a wireless company with a highly regarded walkie-talkie feature. The fund had an overweighting in the Regional Bell Operating Companies (RBOCs), with large stakes in Verizon Communications, BellSouth and SBC Communications. All of these names appreciated during the period as revenue and earnings growth improved in each quarter of 2003. However, they lagged the sector benchmark amid an unfavorable regulatory environment with little or no job growth to spur demand. Verizon Communications was the weakest of the RBOCs, further weighed down by investor concerns following recent union contract negotiations.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Utilities Growth Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
Verizon Communications, Inc.	10.5
SBC Communications, Inc.	9.3
BellSouth Corp.	9.3
Nextel Communications, Inc. Class A	6.5
TXU Corp.	5.8
FirstEnergy Corp.	5.2
Citizens Communications Co.	4.5
AT&T Wireless Services, Inc.	4.1
Dominion Resources, Inc.	3.9
PG&E Corp.	3.6
62.7
Top Industries as of February 29, 2004
% of fund's net assets
Diversified Telecommunication Services	37.0%
Electric Utilities	28.1%
Wireless Telecommunication Services	18.0%
Multi-Utilities & Unregulated Power	5.9%
Media	4.8%
All Others*	6.2%

* Includes short-term investments and net other assets.

Annual Report

Utilities Growth Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.9%
Dycom Industries, Inc. (a)	70,900	$ 1,837,728
DIVERSIFIED TELECOMMUNICATION SERVICES - 37.0%
ALLTEL Corp.	21,100	1,092,980
BellSouth Corp.	698,400	19,247,904
CenturyTel, Inc.	26,900	768,533
Citizens Communications Co. (a)	712,100	9,385,478
Qwest Communications International, Inc. (a)	1,119,100	5,125,478
SBC Communications, Inc.	802,000	19,256,020
Verizon Communications, Inc.	565,366	21,670,479
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		76,546,872
ELECTRIC UTILITIES - 28.1%
Allegheny Energy, Inc. (a)	149,400	1,970,586
Dominion Resources, Inc.	127,500	8,010,825
Edison International	147,700	3,410,393
Entergy Corp.	70,800	4,197,732
Exelon Corp.	800	53,712
FirstEnergy Corp.	280,600	10,839,578
FPL Group, Inc.	9,500	623,675
PG&E Corp. (a)	267,600	7,538,292
PPL Corp.	76,300	3,550,239
TXU Corp.	428,000	12,039,640
Wisconsin Energy Corp.	184,000	5,946,880
TOTAL ELECTRIC UTILITIES		58,181,552
GAS UTILITIES - 2.4%
KeySpan Corp.	102,000	3,876,000
NiSource, Inc.	30,100	653,471
Sempra Energy	1,500	47,550
Southern Union Co.	26,500	514,630
TOTAL GAS UTILITIES		5,091,651
MEDIA - 4.8%
EchoStar Communications Corp. Class A (a)	160,800	5,808,096
Hughes Electronics Corp. (a)	244,411	4,238,087
TOTAL MEDIA		10,046,183
MULTI-UTILITIES & UNREGULATED POWER - 5.9%
AES Corp. (a)	154,500	1,399,770
Calpine Corp. (a)	318,800	1,756,588
Constellation Energy Group, Inc.	76,100	3,024,975
Energen Corp.	13,300	552,216
Equitable Resources, Inc.	19,800	853,182
MDU Resources Group, Inc.	29,200	676,564

	Shares	Value (Note 1)
SCANA Corp.	48,200	$ 1,686,518
Sierra Pacific Resources (a)	276,900	2,231,814
TOTAL MULTI-UTILITIES & UNREGULATED POWER		12,181,627
WATER UTILITIES - 0.5%
Aqua America, Inc.	45,256	977,982
WIRELESS TELECOMMUNICATION SERVICES - 18.0%
American Tower Corp. Class A (a)	482,420	5,330,741
AT&T Wireless Services, Inc. (a)	627,500	8,521,450
Crown Castle International Corp. (a)	177,500	2,138,875
Nextel Communications, Inc. Class A (a)	505,500	13,390,695
NII Holdings, Inc. Class B (a)	22,300	2,416,205
SpectraSite, Inc. (a)	37,400	1,368,840
Sprint Corp. - PCS Group Series 1 (a)	379,700	3,417,300
Western Wireless Corp. Class A (a)	25,000	602,250
TOTAL WIRELESS TELECOMMUNICATION SERVICES		37,186,356
TOTAL COMMON STOCKS (Cost $183,034,991)		202,049,951
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 1.08% (b)	4,971,693	4,971,693
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	4,105,500	4,105,500
TOTAL MONEY MARKET FUNDS (Cost $9,077,193)		9,077,193
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $192,112,184)		211,127,144
NET OTHER ASSETS - (2.0)%		(4,083,561)
NET ASSETS - 100%		$ 207,043,583
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $145,729,855 and $162,091,565, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,949 for the period.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $185,879,000 of which $44,352,000 and $141,527,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $3,976,740) (cost $192,112,184) - See accompanying schedule		$ 211,127,144
Receivable for investments sold		1,021,634
Receivable for fund shares sold		71,760
Dividends receivable		294,081
Interest receivable		2,960
Prepaid expenses		996
Other affiliated receivables		38
Other receivables		58,206
Total assets		212,576,819

Liabilities
Payable for investments purchased	$ 972,757
Payable for fund shares redeemed	254,986
Accrued management fee	99,543
Other affiliated payables	73,392
Other payables and accrued expenses	27,058
Collateral on securities loaned, at value	4,105,500
Total liabilities		5,533,236

Net Assets		$ 207,043,583
Net Assets consist of:
Paid in capital		$ 381,211,738
Undistributed net investment income		746,905
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(193,930,020)
Net unrealized appreciation (depreciation) on investments		19,014,960
Net Assets, for 6,100,214 shares outstanding		$ 207,043,583
Net Asset Value, offering price and redemption price per share ($207,043,583 ÷ 6,100,214 shares)		$ 33.94

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 5,114,453
Interest		52,166
Security lending		20,083
Total income		5,186,702

Expenses
Management fee	$ 1,143,837
Transfer agent fees	1,076,383
Accounting and security lending fees	124,824
Non-interested trustees' compensation	499
Custodian fees and expenses	11,708
Registration fees	19,688
Audit	44,591
Legal	1,854
Miscellaneous	7,557
Total expenses before reductions	2,430,941
Expense reductions	(83,072)	2,347,869
Net investment income (loss)		2,838,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	20,356,020
Foreign currency transactions	(9,567)
Total net realized gain (loss)		20,346,453
Change in net unrealized appreciation (depreciation) on investment securities		41,257,509
Net gain (loss)		61,603,962
Net increase (decrease) in net assets resulting from operations		$ 64,442,795
Other Information
Sales charges paid to FDC		$ 74,191
Deferred sales charges withheld by FDC		$ 14,145
Exchange fees withheld by FSC		$ 3,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Utilities Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,838,833	$ 3,134,893
Net realized gain (loss)	20,346,453	(121,989,072)
Change in net unrealized appreciation (depreciation)	41,257,509	47,550,917
Net increase (decrease) in net assets resulting from operations	64,442,795	(71,303,262)
Distributions to shareholders from net investment income	(2,532,917)	(3,390,133)
Share transactions Net proceeds from sales of shares	61,766,265	36,907,796
Reinvestment of distributions	2,381,378	3,131,542
Cost of shares redeemed	(80,413,110)	(78,927,254)
Net increase (decrease) in net assets resulting from share transactions	(16,265,467)	(38,887,916)
Redemption fees	40,620	45,904
Total increase (decrease) in net assets	45,685,031	(113,535,407)

Net Assets
Beginning of period	161,358,552	274,893,959
End of period (including undistributed net investment income of $746,905 and undistributed net investment income of $450,556, respectively)	$ 207,043,583	$ 161,358,552
Other Information Shares
Sold	2,055,456	1,334,005
Issued in reinvestment of distributions	78,707	112,821
Redeemed	(2,635,809)	(2,855,573)
Net increase (decrease)	(501,646)	(1,408,747)

Financial Highlights

Years ended February 28,	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.44	$ 34.32	$ 50.37	$ 68.83	$ 61.58
Income from Investment Operations
Net investment income (loss) C	.43	.44	.33	2.48 D	.48
Net realized and unrealized gain (loss)	9.46	(9.85)	(15.20)	(14.15)	16.46
Total from investment operations	9.89	(9.41)	(14.87)	(11.67)	16.94
Distributions from net investment income	(.40)	(.48)	(.26)	(1.97)	(.42)
Distributions from net realized gain	-	-	(.93)	(4.85)	(9.30)
Total distributions	(.40)	(.48)	(1.19)	(6.82)	(9.72)
Redemption fees added to paid in capital C	.01	.01	.01	.03	.03
Net asset value, end of period	$ 33.94	$ 24.44	$ 34.32	$ 50.37	$ 68.83
Total Return A,B	40.71%	(27.55)%	(29.94)%	(17.65)%	29.76%
Ratios to Average Net Assets E
Expenses before expense reductions	1.23%	1.30%	1.11%	1.01%	1.07%
Expenses net of voluntary waivers, if any	1.23%	1.30%	1.11%	1.01%	1.07%
Expenses net of all reductions	1.19%	1.17%	1.09%	.99%	1.04%
Net investment income (loss)	1.44%	1.56%	.77%	3.85%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,044	$ 161,359	$ 274,894	$ 532,367	$ 645,105
Portfolio turnover rate	76%	139%	54%	80%	93%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $2.26 per share. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Wireless Portfolio

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Life of fund A
Select Wireless	100.41%	n/a*	-18.94%

A From September 21, 2000.

* Not available

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Select Wireless Portfolio on September 21, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index did over the same period.

Annual Report

Wireless Portfolio

Management's Discussion of Fund Performance

Comments from Brian Younger, Portfolio Manager of Fidelity® Select Wireless Portfolio

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

Fidelity Select Wireless Portfolio returned 100.41% during the 12-month period ending February 29, 2004, beating the S&P 500® and the Goldman Sachs® Utilities Index, which returned 41.17%. The fund benefited from its overweighting in wireless equipment and services, both of which were exceptionally strong performers. Wireless equipment companies that had cut costs in recent years rallied sharply as the carriers spent more on upgrading their networks. Top performers included Sweden's Ericsson, which makes handsets as well as network equipment; American Tower, which sells tower services to wireless providers; and QUALCOMM, which licenses CDMA (code division multiple access) technology for better, more reliable wireless services. On the wireless carrier side, accelerating subscriber growth, more stable pricing and industry consolidation drove stock prices higher. Nextel Communications, which has a highly-regarded walkie-talkie feature, and AT&T Wireless, which received a buy-out offer from Cingular, did especially well. Disappointments included PalmOne (formerly known as Palm, Inc.), which faltered amid concerns over manufacturing capacity and competition. In addition, ALLTEL, a company that provides wireless and wireline services to rural markets, did not do as well as the pure wireless companies.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Wireless Portfolio

Investment Summary

Top Ten Stocks as of February 29, 2004
% of fund's net assets
QUALCOMM, Inc.	7.9
Motorola, Inc.	7.3
Telefonaktiebolaget LM Ericsson ADR	7.1
AT&T Wireless Services, Inc.	6.7
Sprint Corp. - PCS Group Series 1	5.5
Nextel Communications, Inc. Class A	5.3
Research in Motion Ltd.	4.7
Nokia Corp. sponsored ADR	4.5
Vodafone Group PLC sponsored ADR	3.9
Western Wireless Corp. Class A	3.5
56.4
Top Industries as of February 29, 2004
% of fund's net assets
Communications Equipment	45.2%
Wireless Telecommunication Services	40.4%
Semiconductors & Semiconductor Equipment	4.8%
Diversified Telecommunication Services	4.6%
Electronic Equipment & Instruments	0.8%
All Others*	4.2%

* Includes short-term investments and net other assets.

Annual Report

Wireless Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 45.2%
Andrew Corp. (a)	319,200	$ 5,688,144
Arris Group, Inc. (a)	104,100	1,079,517
Cisco Systems, Inc. (a)	28,800	665,280
Comverse Technology, Inc. (a)	385,520	7,602,454
Harris Corp.	130,200	6,151,950
Juniper Networks, Inc. (a)	53,800	1,391,806
Lucent Technologies, Inc. (a)	859,100	3,599,629
Motorola, Inc.	1,120,880	20,680,236
Nokia Corp. sponsored ADR	588,130	12,803,590
Nortel Networks Corp. (a)	341,500	2,715,028
Powerwave Technologies, Inc. (a)	151,700	1,497,279
QUALCOMM, Inc.	350,250	22,223,362
REMEC, Inc. (a)	58,400	408,800
Research in Motion Ltd. (a)	134,000	13,250,994
Sierra Wireless, Inc. (a)	184,900	5,072,999
Tekelec (a)	147,500	2,857,075
Telefonaktiebolaget LM Ericsson ADR (a)	691,700	20,073,134
TOTAL COMMUNICATIONS EQUIPMENT		127,761,277
COMPUTERS & PERIPHERALS - 0.2%
PalmOne, Inc. (a)	58,000	581,740
CONSTRUCTION & ENGINEERING - 0.6%
Dycom Industries, Inc. (a)	59,600	1,544,832
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
ALLTEL Corp.	89,990	4,661,482
BellSouth Corp.	66,700	1,838,252
SBC Communications, Inc.	187,200	4,494,672
Verizon Communications, Inc.	53,700	2,058,321
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		13,052,727
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
Symbol Technologies, Inc.	136,800	2,328,336
HOUSEHOLD DURABLES - 0.4%
Garmin Ltd.	25,999	1,191,794
INTERNET SOFTWARE & SERVICES - 0.7%
iPass, Inc.	68,300	840,773
Openwave Systems, Inc. (a)	81,866	1,241,089
TOTAL INTERNET SOFTWARE & SERVICES		2,081,862
MEDIA - 0.7%
EchoStar Communications Corp. Class A (a)	22,800	823,536
Hughes Electronics Corp. (a)	71,100	1,232,874
TOTAL MEDIA		2,056,410

	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
Atmel Corp. (a)	1,069,600	$ 7,401,632
DSP Group, Inc. (a)	20,400	519,588
RF Micro Devices, Inc. (a)	279,300	2,594,697
Samsung Electronics Co. Ltd.	1,100	508,697
Skyworks Solutions, Inc. (a)	99,500	1,122,360
TriQuint Semiconductor, Inc. (a)	158,400	1,267,200
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,414,174
SOFTWARE - 0.1%
PalmSource, Inc. (a)	17,968	347,681
WIRELESS TELECOMMUNICATION SERVICES - 40.4%
American Tower Corp. Class A (a)	721,650	7,974,233
At Road, Inc. (a)	1,800	21,510
AT&T Wireless Services, Inc. (a)	1,400,260	19,015,531
Crown Castle International Corp. (a)	454,800	5,480,340
Dobson Communications Corp. Class A (a)	70,900	286,436
KDDI Corp.	351	1,826,431
Nextel Communications, Inc. Class A (a)	560,650	14,851,619
Nextel Partners, Inc. Class A (a)	492,900	6,318,978
NII Holdings, Inc. Class B (a)	86,300	9,350,605
SBA Communications Corp. Class A (a)	917,900	4,057,118
SpectraSite, Inc. (a)	119,100	4,359,060
Sprint Corp. - PCS Group Series 1 (a)	1,732,050	15,588,450
Telephone & Data Systems, Inc.	46,684	3,363,582
U.S. Cellular Corp. (a)	7,300	301,855
Vodafone Group PLC sponsored ADR	445,290	11,118,891
Western Wireless Corp. Class A (a)	415,100	9,999,759
Wireless Facilities, Inc. (a)	34,900	456,143
TOTAL WIRELESS TELECOMMUNICATION SERVICES		114,370,541
TOTAL COMMON STOCKS (Cost $220,913,207)		278,731,374
Money Market Funds - 13.2%
Fidelity Cash Central Fund, 1.08% (b)	15,309,427	15,309,427
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	21,983,775	21,983,775
TOTAL MONEY MARKET FUNDS (Cost $37,293,202)		37,293,202
TOTAL INVESTMENT PORTFOLIO - 111.7% (Cost $258,206,409)	316,024,576
NET OTHER ASSETS - (11.7)%	(32,984,597)
NET ASSETS - 100%	$ 283,039,979
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $245,912,912 and $92,853,270, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,129 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.7%
Canada	7.5%
Sweden	7.1%
Finland	4.5%
United Kingdom	3.9%
Others (individually less than 1%)	1.3%
100.0%
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $136,666,000 of which $66,186,000, $68,901,000 and $1,579,000 will expire on February 28, 2010, February 28, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $21,424,697) (cost $258,206,409) - See accompanying schedule		$ 316,024,576
Receivable for investments sold		33,490
Receivable for fund shares sold		2,484,540
Dividends receivable		65,962
Interest receivable		18,912
Prepaid expenses		507
Other affiliated receivables		386
Other receivables		108,156
Total assets		318,736,529

Liabilities
Payable for investments purchased	$ 11,784,165
Payable for fund shares redeemed	1,687,429
Accrued management fee	124,459
Other affiliated payables	89,144
Other payables and accrued expenses	27,578
Collateral on securities loaned, at value	21,983,775
Total liabilities		35,696,550

Net Assets		$ 283,039,979
Net Assets consist of:
Paid in capital		$ 363,382,339
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(138,160,672)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,818,312
Net Assets, for 58,337,506 shares outstanding		$ 283,039,979
Net Asset Value, offering price and redemption price per share ($283,039,979 ÷ 58,337,506 shares)		$ 4.85

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 659,171
Interest		78,004
Security lending		49,901
Total income		787,076

Expenses
Management fee	$ 693,067
Transfer agent fees	965,408
Accounting and security lending fees	80,596
Non-interested trustees' compensation	451
Custodian fees and expenses	12,287
Registration fees	34,012
Audit	44,171
Legal	310
Miscellaneous	1,374
Total expenses before reductions	1,831,676
Expense reductions	(139,351)	1,692,325
Net investment income (loss)		(905,249)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,842,397
Foreign currency transactions	(9,428)
Total net realized gain (loss)		9,832,969
Change in net unrealized appreciation (depreciation) on: Investment securities	69,150,582
Assets and liabilities in foreign currencies	145
Total change in net unrealized appreciation (depreciation)		69,150,727
Net gain (loss)		78,983,696
Net increase (decrease) in net assets resulting from operations		$ 78,078,447
Other Information
Sales charges paid to FDC		$ 217,933
Deferred sales charges withheld by FDC		$ 72
Exchange fees withheld by FSC		$ 3,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Wireless Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (905,249)	$ (763,087)
Net realized gain (loss)	9,832,969	(62,446,953)
Change in net unrealized appreciation (depreciation)	69,150,727	33,389,361
Net increase (decrease) in net assets resulting from operations	78,078,447	(29,820,679)
Share transactions Net proceeds from sales of shares	236,301,292	48,893,521
Cost of shares redeemed	(83,183,442)	(44,706,915)
Net increase (decrease) in net assets resulting from share transactions	153,117,850	4,186,606
Redemption fees	124,160	88,092
Total increase (decrease) in net assets	231,320,457	(25,545,981)

Net Assets
Beginning of period	51,719,522	77,265,503
End of period	$ 283,039,979	$ 51,719,522
Other Information Shares
Sold	58,994,612	15,775,129
Redeemed	(22,003,130)	(15,442,073)
Net increase (decrease)	36,991,482	333,056

Financial Highlights

Years ended February 28,	2004 H	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 2.42	$ 3.68	$ 7.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.04)	(.02)
Net realized and unrealized gain (loss)	2.46	(1.23)	(3.50)	(2.76)
Total from investment operations	2.43	(1.26)	(3.54)	(2.78)
Distributions in excess of net realized gain	-	-	-	(.01)
Redemption fees added to paid in capital E	- I	- I	- I	.01
Net asset value, end of period	$ 4.85	$ 2.42	$ 3.68	$ 7.22
Total Return B,C,D	100.41%	(34.24)%	(49.03)%	(27.71)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.55%	2.17%	1.59%	1.51% A
Expenses net of voluntary waivers, if any	1.55%	2.17%	1.59%	1.51% A
Expenses net of all reductions	1.43%	2.01%	1.54%	1.48% A
Net investment income (loss)	(.77)%	(1.16)%	(.72)%	(.43)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 283,040	$ 51,720	$ 77,266	$ 157,516
Portfolio turnover rate	79%	110%	148%	155% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFor the period September 21, 2000 (commencement of operations) to February 28, 2001. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Money Market Portfolio

Investments February 29, 2004

Showing Percentage of Net Assets

Certificates of Deposit - 19.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - 9.9%
Barclays Bank PLC
3/8/04	1.16%	$ 10,000,000	$ 10,000,000
4/13/04	1.12	5,000,000	5,000,000
Credit Agricole Indosuez
8/5/04	1.39	5,000,000	5,000,000
8/5/04	1.40	5,000,000	5,000,000
Credit Lyonnais SA
3/9/04	1.16	5,000,000	5,000,006
Dresdner Bank AG
4/19/04	1.15	5,000,000	5,000,000
HBOS Treasury Services PLC
3/1/04	1.15	5,000,000	5,000,000
8/11/04	1.13	5,000,000	5,000,000
Landesbank Hessen-Thuringen
5/12/04	1.21	5,000,000	5,000,000
Norddeutsche Landesbank Girozentrale
3/5/04	1.16	5,000,000	5,000,003
Unicredito Italiano Spa
3/9/04	1.10	5,000,000	5,000,000
			60,000,009
New York Branch, Yankee Dollar, Foreign Banks - 9.9%
BNP Paribas SA
3/1/04	1.04 (b)	10,000,000	9,997,720
8/5/04	1.41	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
3/15/04	1.11 (b)	10,000,000	10,000,000
Credit Agricole Indosuez
3/1/04	1.04 (b)	5,000,000	4,999,872
3/1/04	1.07 (b)	5,000,000	4,999,949
Deutsche Bank AG
7/26/04	1.26	5,000,000	5,000,000
11/26/04	1.23	5,000,000	5,000,000
Societe Generale
3/1/04	1.04 (b)	10,000,000	9,998,441
3/1/04	1.05 (b)	5,000,000	4,999,996
			59,995,978
TOTAL CERTIFICATES OF DEPOSIT			119,995,987
Commercial Paper - 7.9%

Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/24/04	1.04	5,000,000	4,996,678
DaimlerChrysler NA Holding Corp.
3/2/04	1.26	3,000,000	2,999,895

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Dresdner U.S. Finance, Inc.
4/19/04	1.15%	$ 5,000,000	$ 4,992,208
Ford Motor Credit Co.
3/17/04	1.40	5,000,000	4,996,889
General Electric Capital Corp.
5/4/04	1.19	5,000,000	4,989,511
Grampian Funding Ltd.
3/22/04	1.13	15,000,000	14,990,113
Household Finance Corp.
3/9/04	1.13	10,000,000	9,997,511
TOTAL COMMERCIAL PAPER			47,962,805
Federal Agencies - 25.2%

Fannie Mae - 13.0%
Agency Coupons - 8.2%
3/2/04	1.48	5,000,000	5,000,000
3/10/04	1.11 (b)	10,000,000	10,000,000
10/1/04	1.53	10,000,000	10,000,000
10/25/04	1.35	5,000,000	5,000,000
11/2/04	1.35	5,000,000	5,000,000
11/15/04	1.43	5,000,000	5,000,000
3/29/05	1.40	10,000,000	10,000,000
			50,000,000
Discount Notes - 4.8%
5/19/04	1.15	10,000,000	9,974,983
5/28/04	1.16	4,000,000	3,988,756
6/10/04	1.21	10,000,000	9,966,333
6/14/04	1.21	5,000,000	4,982,500
			28,912,572
			78,912,572
Federal Home Loan Bank - 9.7%
Agency Coupons - 9.7%
3/21/04	1.10 (b)	10,000,000	9,996,976
3/25/04	1.01 (b)	9,000,000	8,993,167
7/6/04	1.23	15,000,000	15,000,000
8/4/04	1.25	5,000,000	5,000,000
2/25/05	1.40	20,000,000	20,000,000
			58,990,143
Freddie Mac - 2.5%
Agency Coupons - 1.7%
7/27/04	1.20	10,000,000	10,000,000
Discount Notes - 0.8%
2/8/05	1.33	5,000,000	4,937,411
			14,937,411
TOTAL FEDERAL AGENCIES			152,840,126
Bank Notes - 2.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Wells Fargo Bank NA, San Francisco
3/1/04	1.04% (b)	$ 15,000,000	$ 14,998,500
Master Notes - 4.1%

General Motors Acceptance Corp. Mortgage Credit
3/1/04	1.60(b)(c)	5,000,000	5,000,000
Goldman Sachs Group, Inc.
3/2/04	1.19 (c)	5,000,000	5,000,000
9/14/04	1.21	15,000,000	15,000,000
TOTAL MASTER NOTES			25,000,000
Medium-Term Notes - 18.2%

Bank of New York Co., Inc.
3/29/04	1.08 (a)(b)	5,000,000	5,000,000
Chase Manhattan Auto Owner Trust
8/16/04	1.04	734,614	734,614
Citigroup, Inc.
3/9/04	1.33 (b)	5,000,000	5,000,305
GE Life & Annuity Assurance Co.
3/1/04	1.21 (b)(c)	15,000,000	15,000,000
General Electric Capital Corp.
3/9/04	1.18 (b)	5,000,000	5,000,000
3/17/04	1.17 (b)	8,000,000	8,003,281
3/25/04	1.24 (a)(b)	20,000,000	20,001,175
HBOS Treasury Services PLC
3/24/04	1.16 (b)	10,000,000	10,000,000
Morgan Stanley
3/4/04	1.10 (b)	5,000,000	5,000,000
SLM Corp.
4/26/04	1.27 (b)	7,000,000	7,004,815
U.S. Bank NA, Minnesota
4/13/04	1.29 (b)	10,000,000	10,002,144
Verizon Global Funding Corp.
3/15/04	1.26 (b)	5,000,000	5,000,132
3/15/04	1.62 (b)	10,000,000	10,000,000
Wells Fargo & Co.
3/2/04	1.12 (b)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			110,746,466
Short-Term Notes - 1.6%

Metropolitan Life Insurance Co.
4/1/04	1.35 (b)(c)	5,000,000	5,000,000
New York Life Insurance Co.
4/1/04	1.29 (b)(c)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Municipal Securities - 0.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 1.21% tender 3/22/04, CP mode
3/22/04	1.21	$ 5,000,000	$ 5,000,000
Repurchase Agreements - 21.2%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 2/27/04 due 3/1/04 At 1.07%)	$ 17,077,518	17,076,000
With:
Banc of America Securities LLC At 1.15%, dated 2/27/04 due 3/1/04 (Collateralized by Corporate Obligations with principal amounts of $25,500,000, 3.65% - 4.3%, 7/15/10 - 3/25/34)	25,002,396	25,000,000
Countrywide Securities Corp. At 1.13%, dated 1/30/04 due 4/29/04 (Collateralized by Corporate Obligations with principal amounts of $5,100,000, 1.311%, 4/15/30)	5,014,125	5,000,000
Goldman Sachs & Co. At 1.12%, dated 2/27/04 due 4/8/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $7,350,000, 6.5%, 1/25/34)	7,008,929	7,000,000
J.P. Morgan Securities, Inc. At:
1.13%, dated 2/23/04 due 4/26/04 (Collateralized by Corporate Obligations with principal amounts of $11,103,512, 0% - 7.5%, 3/1/04 - 1/15/16)	10,019,775	10,000,000
1.18%, dated 2/27/04 due 3/1/04 (Collateralized by Corporate Obligations with principal amounts of $18,902,790, 7.875%, 2/15/05)	18,001,770	18,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
Merrill Lynch, Pierce, Fenner & Smith At 1.14%, dated 2/27/04 due 3/1/04 (Collateralized by Corporate Obligations with principal amounts of $27,541,030, 4.77% - 7.26%, 3/15/10 - 6/15/11)	$ 27,002,571	$ 27,000,000
Morgan Stanley & Co. At 1.13%, dated 1/29/04 due 3/17/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $21,000,000, 0.788% - 2.025%, 2/11/11 - 11/11/30)	20,030,133	20,000,000
TOTAL REPURCHASE AGREEMENTS		129,076,000
TOTAL INVESTMENT PORTFOLIO - 101.3%		615,619,884
NET OTHER ASSETS - (1.3)%		(7,999,974)
NET ASSETS - 100%		$ 607,619,910
Total Cost for Income Tax Purposes	$ 615,619,884
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,001,175 or 4.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,000,000 or 5.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.21%, 3/1/04	3/31/03	$ 15,000,000
General Motors Acceptance Corp. Mortgage Credit 1.60%, 3/1/04	2/2/04	$ 5,000,000
Goldman Sachs Group, Inc. 1.19%, 3/2/04	10/27/03	$ 5,000,000
Metropolitan Life Insurance Co. 1.35%, 4/1/04	3/26/02	$ 5,000,000
New York Life Insurance Co. 1.29%, 4/1/04	2/28/02	$ 5,000,000
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $20,592,200. The weighted average interest rate was 1.13%. Interest earned from the interfund lending program amounted to $3,226 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $20,000 all of which will expire on February 29, 2012.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including repurchase agreements of $129,076,000) - See accompanying schedule		$ 615,619,884
Cash		4,966
Receivable for fund shares sold		8,589,728
Interest receivable		1,047,266
Prepaid expenses		3,911
Total assets		625,265,755

Liabilities
Payable for investments purchased	$ 10,000,000
Payable for fund shares redeemed	7,406,676
Distributions payable	16,130
Accrued management fee	98,545
Other affiliated payables	94,783
Other payables and accrued expenses	29,711
Total liabilities		17,645,845

Net Assets		$ 607,619,910
Net Assets consist of:
Paid in capital		$ 607,641,843
Accumulated net realized gain (loss) on investments		(21,933)
Net Assets, for 607,524,938 shares outstanding		$ 607,619,910
Net Asset Value, offering price and redemption price per share ($607,619,910 ÷ 607,524,938 shares)		$ 1.00

Statement of Operations

	Year ended February 29, 2004

Investment Income
Interest		$ 10,282,404

Expenses
Management fee	$ 1,621,010
Transfer agent fees	1,342,593
Accounting fees and expenses	103,279
Non-interested trustees' compensation	4,457
Custodian fees and expenses	29,056
Registration fees	111,625
Audit	48,267
Legal	3,517
Miscellaneous	7,308
Total expenses before reductions	3,271,112
Expense reductions	(511)	3,270,601
Net investment income		7,011,803
Net realized gain (loss) on investment securities		(21,933)
Net increase in net assets resulting from operations		$ 6,989,870
Other Information
Sales charges paid to FDC		$ 229,282
Deferred sales charges withheld by FDC		$ 52,724

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,011,803	$ 14,738,757
Net realized gain (loss)	(21,933)	68,356
Net increase (decrease) in net assets resulting from operations	6,989,870	14,807,113
Distributions to shareholders from net investment income	(7,011,803)	(14,738,757)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,221,793,960	1,928,640,505
Reinvestment of distributions	6,806,831	14,606,333
Cost of shares redeemed	(1,700,536,459)	(1,901,606,880)
Net increase (decrease) in net assets and shares resulting from share transactions	(471,935,668)	41,639,958
Total increase (decrease) in net assets	(471,957,601)	41,708,314

Net Assets
Beginning of period	1,079,577,511	1,037,869,197
End of period	$ 607,619,910	$ 1,079,577,511

Financial Highlights

Years ended February 28,	2004 D	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.015	.033	.060	.050
Distributions from net investment income	(.009)	(.015)	(.033)	(.060)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A,B	.86%	1.50%	3.30%	6.19%	5.08%
Ratios to Average Net Assets C
Expenses before expense reductions	.40%	.38%	.37%	.50%	.48%
Expenses net of voluntary waivers, if any	.40%	.38%	.37%	.50%	.48%
Expenses net of all reductions	.40%	.38%	.37%	.50%	.48%
Net investment income	.86%	1.45%	3.38%	6.02%	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 607,620	$ 1,079,578	$ 1,037,869	$ 1,173,360	$ 888,869

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the former sales charges. C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Money Market

Notes to Financial Statements

For the period ended February 29, 2004

1. Significant Accounting Policies.

Fidelity Select Portfolios (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The trust is comprised of equity funds (the fund or the funds), which invest primarily in securities of companies whose principal business activities fall within specific industries, and a money market fund, which invests in high quality money market instruments. Each fund is authorized to issue an unlimited number of shares. The Gold Portfolio and Natural Resources Portfolio may also invest in certain precious metals. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The funds estimate the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the funds intend to qualify as regulated investment companies by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. For the Money Market Portfolio, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex-dividend date. Distributions from net investment income and realized gains are recorded on the ex-dividend date for all other funds.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Air Transportation Portfolio	$ 33,225,809	$ 6,036,359	$ (1,521,144)	$ 4,515,215
Automotive Portfolio	18,378,319	3,219,091	(325,015)	2,894,076
Banking Portfolio	340,908,956	180,114,452	(563,864)	179,550,588
Biotechnology Portfolio	1,649,846,774	518,652,533	(56,993,232)	461,659,301
Brokerage and Investment Management Portfolio	337,698,664	135,966,704	(3,691,495)	132,275,209
Business Services and Outsourcing Portfolio	33,065,819	6,705,286	(1,482,152)	5,223,134
Chemicals Portfolio	49,636,130	9,868,413	(1,154,180)	8,714,233
Computers Portfolio	866,544,503	201,020,431	(49,444,517)	151,575,914
Construction and Housing Portfolio	81,315,272	20,299,092	(804,895)	19,494,197
Consumer Industries Portfolio	31,893,322	3,881,776	(306,489)	3,575,287
Cyclical Industries Portfolio	31,411,399	5,646,233	(699,495)	4,946,738
Defense and Aerospace Portfolio	280,226,246	59,113,431	(7,733,486)	51,379,945
Developing Communications Portfolio	879,237,964	192,278,687	(22,926,639)	169,352,048
Electronics Portfolio	3,470,742,893	898,455,547	(336,951,936)	561,503,611
Energy Portfolio	246,538,290	50,824,781	(2,484,260)	48,340,521
Energy Service Portfolio	436,040,265	100,057,519	(14,646,158)	85,411,361
Environmental Portfolio	13,684,990	1,803,255	(1,280,817)	522,438
Financial Services Portfolio	381,518,676	175,669,462	(1,820,971)	173,848,491
Food and Agriculture Portfolio	93,692,115	20,452,633	(470,674)	19,981,959
Gold Portfolio	593,896,729	194,442,138	(28,620,102)	165,822,036
Health Care Portfolio	1,484,910,710	561,538,972	(17,595,398)	543,943,574
Home Finance Portfolio	270,066,077	178,433,363	(470,260)	177,963,103
Industrial Equipment Portfolio	59,163,668	8,903,802	(2,048,753)	6,855,049
Industrial Materials Portfolio	130,236,665	13,256,922	(3,728,275)	9,528,647
Insurance Portfolio	115,344,489	36,168,025	(368,447)	35,799,578
Leisure Portfolio	195,680,815	28,064,749	(1,994,672)	26,070,077
Medical Delivery Portfolio	179,897,403	30,048,543	(1,998,861)	28,049,682
Medical Equipment and Systems Portfolio	502,583,416	94,949,263	(14,071,837)	80,877,426
Multimedia Portfolio	158,562,745	25,588,517	(4,257,572)	21,330,945
Natural Gas Portfolio	183,852,927	35,848,339	(1,532,642)	34,315,697
Natural Resources Portfolio	70,096,788	9,739,225	(600,726)	9,138,499
Networking and Infrastructure Portfolio	192,505,197	47,415,585	(15,756,324)	31,659,261
Paper and Forest Products Portfolio	30,942,922	2,037,991	(176,567)	1,861,424
Pharmaceuticals Portfolio	95,795,734	8,396,138	(7,108,064)	1,288,074
Retailing Portfolio	79,066,509	14,041,705	(1,022,487)	13,019,218
Software and Computer Services Portfolio	748,296,759	143,598,043	(38,948,687)	104,649,356
Technology Portfolio	2,309,137,678	432,952,163	(102,331,960)	330,620,203
Telecommunications Portfolio	367,777,926	100,243,882	(21,176,669)	79,067,213
Transportation Portfolio	33,229,811	7,666,476	(1,254,579)	6,411,897
Utilities Growth Portfolio	200,163,221	28,244,364	(17,280,441)	10,963,923
Wireless Portfolio	259,700,949	62,566,464	(6,242,837)	56,323,627

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Air Transportation Portfolio	$ -	$ 410,611	$ -
Automotive Portfolio	-	-	(7,439,277)
Banking Portfolio	707,593	1,038,372	-
Biotechnology Portfolio	-	-	(1,049,360,149)
Brokerage and Investment Management Portfolio	430,813	-	(36,858,919)
Business Services and Outsourcing Portfolio	-	-	(2,298,451)
Chemicals Portfolio	22,461	-	(889,021)
Computers Portfolio	-	-	(901,378,746)
Construction and Housing Portfolio	-	-	(2,709,654)
Consumer Industries Portfolio	845,751	657,560	-
Cyclical Industries Portfolio	448,055	45,776	-
Defense and Aerospace Portfolio	-	-	(515,088)
Developing Communications Portfolio	-	-	(1,372,594,494)
Electronics Portfolio	-	-	(3,065,758,489)
Energy Portfolio	316,781	-	(16,411,194)
Energy Service Portfolio	-	-	(53,712,370)
Environmental Portfolio	-	-	(2,923,295)
Financial Services Portfolio	464,672	7,027,303	-
Food and Agriculture Portfolio	-	-	(7,186,408)
Gold Portfolio	-	-	(73,759,570)
Health Care Portfolio	250,710	-	(70,936,153)
Home Finance Portfolio	1,014,730	8,588,746	-
Industrial Equipment Portfolio	-	991,770	-
Industrial Materials Portfolio	77,011	2,648,230	-
Insurance Portfolio	-	1,496,019	-
Leisure Portfolio	3,041,303	6,279,836	-
Medical Delivery Portfolio	-	-	(30,293,479)
Medical Equipment and Systems Portfolio	3,058,226	19,949	-
Multimedia Portfolio	1,670,244	1,412,243	-
Natural Gas Portfolio	-	-	(23,667,482)
Natural Resources Portfolio	121,683	-	(1,584,480)
Networking and Infrastructure Portfolio	-	-	(200,772,831)
Paper and Forest Products Portfolio	-	-	(7,785,495)
Pharmaceuticals Portfolio	-	-	(5,457,857)
Retailing Portfolio	-	-	(402,624)
Software and Computer Services Portfolio	-	-	(256,343,603)
Technology Portfolio	-	-	(2,944,571,943)
Telecommunications Portfolio	434,006	-	(622,861,890)
Transportation Portfolio	-	-	(1,143,008)
Utilities Growth Portfolio	746,905	-	(185,878,983)
Wireless Portfolio	-	-	(136,665,986)

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid during the year 2004 was as follows:

	Ordinary Income	Long-term Capital Gains	Total
Banking Portfolio	$ 5,352,517	$ 5,029,258	$ 10,381,775
Brokerage and Investment Management Portfolio	1,323,045	-	1,323,045
Chemicals Portfolio	419,485	-	419,485
Consumer Industries Portfolio	-	589,523	589,523
Cyclical Industries Portfolio	148,427	508,889	657,316
Energy Portfolio	1,208,061	-	1,208,061
Financial Services Portfolio	4,309,494	-	4,309,494
Food and Agriculture Portfolio	521,536	-	521,536
Gold Portfolio	39,692,454	-	39,692,454
Health Care Portfolio	3,051,688	-	3,051,688
Home Finance Portfolio	2,656,954	11,172,622	13,829,576
Industrial Materials Portfolio	240,088	-	240,088
Insurance Portfolio	152,145	2,453,342	2,605,487
Medical Equipment and Systems Portfolio	5,896,352	3,869,625	9,765,977
Multimedia Portfolio	10,934,186	1,424,650	12,358,836
Telecommunications Portfolio	565,329	-	565,329
Utilities Growth Portfolio	2,532,917	-	2,532,917

The tax character of distributions paid during the year 2003 was as follows:

	Ordinary Income	Long-term Capital Gains	Total
Air Transportation Portfolio	$ -	$ 483,018	$ 483,018
Banking Portfolio	4,545,468	-	4,545,468
Brokerage and Investment Management Portfolio	2,209,018	-	2,209,018
Chemicals Portfolio	341,100	134,766	475,866
Defense and Aerospace Portfolio	310,532	-	310,532
Energy Portfolio	1,333,657	-	1,333,657
Financial Services Portfolio	4,054,325	-	4,054,325
Food and Agriculture Portfolio	823,441	2,357,859	3,181,300
Gold Portfolio	9,260,070	-	9,260,070
Health Care Portfolio	3,769,448	46,505,375	50,274,823
Home Finance Portfolio	2,208,881	5,002,985	7,211,866
Industrial Materials Portfolio	445,684	-	445,684
Insurance Portfolio	248,409	3,934,303	4,182,712
Medical Equipment and Systems Portfolio	-	995,401	995,401
Natural Gas Portfolio	875,067	-	875,067
Natural Resources Portfolio	49,916	-	49,916
Telecommunications Portfolio	484,984	-	484,984
Utilities Growth Portfolio	3,390,133	-	3,390,133

Trading (Redemption) Fees. Shares redeemed (including exchanges) from an equity fund are subject to trading fees. Shares held less than 30 days are subject to a trading fee equal to .75% of the net asset value of shares redeemed. The fees, which are retained by the fund, are accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment grade quality and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments. Developing Communications Portfolio and Financial Services Portfolio each realized a gain on the sale of an investment not meeting the investment restrictions of the respective fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For the equity funds the management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of each fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rates differ for equity and fixed-income funds and are based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period the equity funds' total annual management fee rates ranged from .58% to .59% of the funds' average net assets.

For the money market fund the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of the management fee was $569,689 or an annual rate of .07% of the fund's average net assets. For the period the money market fund's total annual management fee rate was .20% of average net assets.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the funds. Effective September 22, 2003, after 4:00 P.M. Eastern Standard Time, all of the Fidelity Select Portfolios eliminated their 3% sales charge. Shares purchased prior to October 12, 1990, are subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). The amounts received and retained by FDC are shown under the caption "Other Information" on each fund's Statement of Operations.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Air Transportation Portfolio	$ 29,504
Automotive Portfolio	14,813
Banking Portfolio	81,562
Biotechnology Portfolio	2,108,768
Brokerage and Investment Management Portfolio	98,500
Business Services and Outsourcing Portfolio	10,528
Chemicals Portfolio	14,957
Computers Portfolio	331,948
Construction and Housing Portfolio	52,681
Consumer Industries Portfolio	15,533
Cyclical Industries Portfolio	9,710
Defense and Aerospace Portfolio	52,741
Developing Communications Portfolio	317,091
Electronics Portfolio	1,803,406
Energy Portfolio	63,782
Energy Service Portfolio	54,529
Environmental Portfolio	3,128
Financial Services Portfolio	38,655
Food and Agriculture Portfolio	26,170
Gold Portfolio	389,896
Health Care Portfolio	392,671
Home Finance Portfolio	51,799
Industrial Equipment Portfolio	17,550
Industrial Materials Portfolio	51,133
Insurance Portfolio	64,777
Leisure Portfolio	61,379
Medical Delivery Portfolio	79,295
Medical Equipment and Systems Portfolio	140,871
Multimedia Portfolio	69,189
Natural Gas Portfolio	63,265
Natural Resources Portfolio	14,124
Networking and Infrastructure Portfolio	102,897
Paper and Forest Products Portfolio	7,226
Pharmaceuticals Portfolio	22,907
Retailing Portfolio	90,729
Software and Computer Services Portfolio	651,765
Technology Portfolio	989,386
Telecommunications Portfolio	73,446
Transportation Portfolio	18,033
Utilities Growth Portfolio	52,125
Wireless Portfolio	77,952

Exchange Fees. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of an equity fund to any other Fidelity Select fund or to any other Fidelity fund. The exchange fees retained by FSC are shown under the caption "Other Information" on each fund's Statement of Operations.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Environmental Portfolio	2.50%	$ 7,837

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.
	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Air Transportation Portfolio	$ 31,534	$ -	$ -
Automotive Portfolio	1,646	-	-
Banking Portfolio	43,402	-	-
Biotechnology Portfolio	391,075	202	-
Brokerage and Investment Management Portfolio	84,318	-	-
Business Services and Outsourcing Portfolio	4,879	-	-
Chemicals Portfolio	19,508	-	-
Computers Portfolio	578,455	2,432	-
Construction and Housing Portfolio	15,780	20	-
Consumer Industries Portfolio	15,148	-	-
Cyclical Industries Portfolio	9,227	-	-
Defense and Aerospace Portfolio	92,033	-	-
Developing Communications Portfolio	797,813	476	-
Electronics Portfolio	600,237	231	-
Energy Portfolio	31,161	-	-
Energy Service Portfolio	36,760	-	-
Environmental Portfolio	214	-	-
Financial Services Portfolio	75,576	-	61
Food and Agriculture Portfolio	20,419	-	-
Gold Portfolio	468,896	25,236	-
Health Care Portfolio	604,727	-	-
Home Finance Portfolio	38,187	-	-
Industrial Equipment Portfolio	14,508	-	-
Industrial Materials Portfolio	95,452	-	-
Insurance Portfolio	11,133	-	-
Leisure Portfolio	100,824	-	-
Medical Delivery Portfolio	83,990	192	-
Medical Equipment and Systems Portfolio	82,310	699	-
Money Market Portfolio	-	129	382
Multimedia Portfolio	116,793	-	-
Natural Gas Portfolio	123,020	-	-
Natural Resources Portfolio	2,167	-	-
Networking and Infrastructure Portfolio	50,893	-	-
Paper and Forest Products Portfolio	13,422	-	-
Pharmaceuticals Portfolio	13,948	-	-
Retailing Portfolio	29,167	-	-
Software and Computer Services Portfolio	201,725	853	-
Technology Portfolio	1,267,566	1,596	-
Telecommunications Portfolio	206,786	93	-
Transportation Portfolio	13,769	-	-
Utilities Growth Portfolio	83,072	-	-
Wireless Portfolio	139,300	51	-

Annual Report

8. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Air Transportation Portfolio	-	1	11
Consumer Industries Portfolio	-	1	34
Cyclical Industries Portfolio	-	1	33
Industrial Equipment Portfolio	-	1	18
Multimedia Portfolio	-	1	18
Natural Gas Portfolio	10	-	-
Paper and Forest Products Portfolio	-	1	13

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

10. Litigation.

In October 2002, a lawsuit was commenced against Construction and Housing Portfolio and numerous other defendants as a defendants' class action suit by the Chapter 11 estate of Owens Corning. The Owens Corning estate alleges that 16 dividend payments made by Owens Corning between 1996 and the filing of Owens Corning's petition for Chapter 11 relief in October 2000 were fraudulent conveyances and, thus, the Owens Corning estate seeks to recover those dividends. During this period Construction and Housing Portfolio received dividends in the amount of $42,780. The lawsuit has been stayed by order of the Bankruptcy Court for the District of Delaware until February 23, 2005 or until the debtor's plan of reorganization has been approved, whichever comes first. The fund intends to defend the proceedings vigorously.

Annual Report

Report of Independent Auditors

To the Trustees and the Shareholders of Fidelity Select Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds constituting Fidelity Select Portfolios at February 29, 2004, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Select Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1980

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of each of the Select funds (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Name, Age; Principal Occupation
Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Select Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Select Portfolios. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (44)

Year of Election or Appointment: 2004

Vice President of Money Market. Mr. Litterst also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998, 2000, or 2001

Secretary of Air Transportation (1998), Automotive (1998), Banking (1998), Biotechnology (1998), Brokerage and Investment Management (1998), Business Services and Outsourcing (1998), Chemicals (1998), Computers (1998), Construction and Housing (1998), Consumer Industries (1998), Cyclical Industries (1998), Defense and Aerospace (1998), Developing Communications (1998), Electronics (1998), Energy (1998), Energy Service (1998), Environmental (1998), Financial Services (1998), Food and Agriculture (1998), Gold (1998), Health Care (1998), Home Finance (1998), Industrial Equipment (1998), Industrial Materials (1998), Insurance (1998), Leisure (1998), Medical Delivery (1998), Medical Equipment and Systems (1998), Multimedia (1998), Natural Gas (1998), Natural Resources (1998), Networking and Infrastructure (2000), Paper and Forest Products (1998), Pharmaceuticals (2001), Retailing (1998), Software and Computer Services (1998), Technology (1998), Telecommunications (1998), Transportation (1998), Utilities Growth (1998), Wireless (2000), and Money Market (1998). He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of each of the Select funds. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of each of the Select funds. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of each of the Select funds. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of each of the Select funds. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of each of the Select funds. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)

Year of Election or Appointment: 1986, 1989, 1990, 1993, 1997, 1998, 2000, or 2001

Assistant Treasurer of Air Transportation (1986), Automotive (1986), Banking (1986), Biotechnology (1986), Brokerage and Investment Management (1986), Business Services and Outsourcing (1998), Chemicals (1986), Computers (1986), Construction and Housing (1986), Consumer Industries (1990), Cyclical Industries (1997), Defense and Aerospace (1986), Developing Communications (1990), Electronics (1986), Energy (1986), Energy Service (1986), Environmental (1989), Financial Services (1986), Food and Agriculture (1986), Gold (1986), Health Care (1986), Home Finance (1986), Industrial Equipment (1986), Industrial Materials (1986), Insurance (1986), Leisure (1986), Medical Delivery (1986), Medical Equipment and Systems (1998), Multimedia (1986), Natural Gas (1993), Natural Resources (1997), Networking and Infrastructure (2000), Paper and Forest Products (1986), Pharmaceuticals (2001), Retailing (1986), Software and Computer Services (1986), Technology (1986), Telecommunications (1986), Transportation (1986), Utilities Growth (1986), Wireless (2000), and Money Market (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of each of the Select funds. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of each of the Select funds. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996, 2000, or 2001

Assistant Treasurer of Air Transportation (2000), Automotive (2000), Banking (2000), Biotechnology (2000), Brokerage and Investment Management (2000), Business Services and Outsourcing (2000), Chemicals (2000), Computers (2000), Construction and Housing (2000), Consumer Industries (2000), Cyclical Industries (2000), Defense and Aerospace (2000), Developing Communications (2000), Electronics (2000), Energy (2000), Energy Service (2000), Environmental (2000), Financial Services (2000), Food and Agriculture (2000), Gold (2000), Health Care (2000), Home Finance (2000), Industrial Equipment (2000), Industrial Materials (2000), Insurance (2000), Leisure (2000), Medical Delivery (2000), Medical Equipment and Systems (2000), Multimedia (2000), Natural Gas (2000), Natural Resources (2000), Networking and Infrastructure (2000), Paper and Forest Products (2000), Pharmaceuticals (2001), Retailing (2000), Software and Computer Services (2000), Technology (2000), Telecommunications (2000), Transportation (2000), Utilities Growth (2000), Wireless (2000), and Money Market (1996). Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Air Transportation	04/05/04	04/02/04	-	$0.36
Banking	04/12/04	04/08/04	$0.06	$0.09
Brokerage and Investment Management	04/05/04	04/02/04	$0.06	-
Chemicals	04/05/04	04/02/04	$0.03	-
Consumer Industries	04/12/04	04/08/04	-	$0.97
Cyclical Industries	04/12/04	04/08/04	-	$0.26
Energy	04/05/04	04/02/04	$0.03	-
Financial Services	04/12/04	04/08/04	$0.11	$1.55
Health Care	04/12/04	04/08/04	$0.02	-
Home Finance	04/12/04	04/08/04	$0.16	$1.36
Industrial Equipment	04/12/04	04/08/04	-	$0.44
Industrial Materials	04/12/04	04/08/04	$0.03	$0.74
Insurance	04/12/04	04/08/04	-	$0.59
Leisure	04/05/04	04/02/04	-	$3.40
Medical Equipment and Systems	04/12/04	04/08/04	-	$0.11
Multimedia	04/12/04	04/08/04	-	$1.08
Natural Resources	04/12/04	04/08/04	$0.02	-
Telecommunications	04/05/04	04/02/04	$0.04	-
Utilities Growth	04/05/04	04/02/04	$0.13	-

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Money Market	7.36%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Banking	100%
Brokerage and Investment Management	100%
Chemicals	100%
Cyclical Industries	100%
Energy	100%
Financial Services	100%
Food and Agriculture	100%
Health Care	100%
Home Finance	100%
Industrial Materials	63%-4/11/03 100%-12/12/03
Insurance	100%
Medical Equipment and Systems	23%
Telecommunications	100%
Utilities Growth	100%

Annual Report

Distributions - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Banking	100%
Brokerage and Investment Management	100%
Chemicals	100%
Cyclical Industries	100%
Energy	100%
Financial Services	100%
Food and Agriculture	100%
Gold	11%-04/04/03 18%-12/12/03
Health Care	100%
Home Finance	100%
Industrial Materials	100%
Insurance	100%
Medical Equipment and Systems	25%
Multimedia	3%
Telecommunications	100%
Utilities Growth	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Gold	04/07/03 12/15/03	$0.033 $0.058	$0.005 $0.005

The funds will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the funds' shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	9,314,364,721.61	70.523
Against	2,486,143,584.96	18.823
Abstain	489,189,430.66	3.704
Broker Non-Votes	917,940,491.14	6.950
TOTAL	13,207,638,228.37	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	12,369,521,674.13	93.654
Withheld	838,116,554.24	6.346
TOTAL	13,207,638,228.37	100.000
Ralph F. Cox
Affirmative	12,353,429,984.36	93.532
Withheld	854,208,244.01	6.468
TOTAL	13,207,638,228.37	100.000
Laura B. Cronin
Affirmative	12,360,172,516.31	93.584
Withheld	847,465,712.06	6.416
TOTAL	13,207,638,228.37	100.000
Robert M. Gates
Affirmative	12,356,402,798.10	93.555
Withheld	851,235,430.27	6.445
TOTAL	13,207,638,228.37	100.000
George H. Heilmeier
Affirmative	12,365,687,775.19	93.625
Withheld	841,950,453.18	6.375
TOTAL	13,207,638,228.37	100.000
Abigail P. Johnson
Affirmative	12,335,958,829.63	93.400
Withheld	871,679,398.74	6.600
TOTAL	13,207,638,228.37	100.000
Edward C. Johnson 3d
Affirmative	12,337,734,780.99	93.414
Withheld	869,903,447.38	6.586
TOTAL	13,207,638,228.37	100.000
* Denotes trust-wide proposals and voting results.
	# of Votes	% of Votes
Donald J. Kirk
Affirmative	12,360,750,886.49	93.588
Withheld	846,887,341.88	6.412
TOTAL	13,207,638,228.37	100.000
Marie L. Knowles
Affirmative	12,367,215,661.94	93.637
Withheld	840,422,566.43	6.363
TOTAL	13,207,638,228.37	100.000
Ned C. Lautenbach
Affirmative	12,369,405,974.85	93.653
Withheld	838,232,253.52	6.347
TOTAL	13,207,638,228.37	100.000
Marvin L. Mann
Affirmative	12,358,339,601.76	93.570
Withheld	849,298,626.61	6.430
TOTAL	13,207,638,228.37	100.000
William O. McCoy
Affirmative	12,358,409,929.20	93.570
Withheld	849,228,299.17	6.430
TOTAL	13,207,638,228.37	100.000
Robert L. Reynolds
Affirmative	12,369,327,462.49	93.653
Withheld	838,310,765.88	6.347
TOTAL	13,207,638,228.37	100.000
William S. Stavropoulos
Affirmative	12,365,850,786.06	93.627
Withheld	841,787,442.31	6.373
TOTAL	13,207,638,228.37	100.000
PROPOSAL 3
To amend the fundamental investment limitation concerning lending for each fund (except Pharmaceuticals Portfolio).
Air Transportation	# of Votes	% of Votes
Affirmative	19,708,013.12	77.627
Against	2,900,970.34	11.426
Abstain	1,288,675.40	5.076
Broker Non-Votes	1,490,578.96	5.871
TOTAL	25,388,237.82	100.000
Automotive
Affirmative	15,686,920.42	76.976
Against	2,472,016.56	12.130
Abstain	1,368,912.95	6.718
Broker Non-Votes	851,112.36	4.176
TOTAL	20,378,962.29	100.000
Banking	# of Votes	% of Votes
Affirmative	209,284,471.48	75.170
Against	41,800,244.73	15.014
Abstain	17,553,946.27	6.305
Broker Non-Votes	9,775,543.68	3.511
TOTAL	278,414,206.16	100.000
Biotechnology
Affirmative	855,740,471.61	72.355
Against	152,812,875.19	12.921
Abstain	63,548,527.05	5.373
Broker Non-Votes	110,593,782.00	9.351
TOTAL	1,182,695,655.85	100.000
Brokerage and Investment Management
Affirmative	209,987,919.16	74.751
Against	31,182,257.83	11.100
Abstain	11,205,001.40	3.989
Broker Non-Votes	28,542,461.38	10.160
TOTAL	280,917,639.77	100.000
Business Services and Outsourcing
Affirmative	18,336,427.91	76.070
Against	3,501,674.82	14.527
Abstain	1,350,563.63	5.603
Broker Non-Votes	916,076.04	3.800
TOTAL	24,104,742.40	100.000
Chemicals
Affirmative	21,017,424.99	72.932
Against	5,059,271.78	17.556
Abstain	2,473,779.36	8.584
Broker Non-Votes	267,440.44	.928
TOTAL	28,817,916.57	100.000
Computers
Affirmative	486,378,459.49	74.894
Against	79,989,926.42	12.317
Abstain	31,550,603.98	4.858
Broker Non-Votes	51,506,182.65	7.931
TOTAL	649,425,172.54	100.000
Construction and Housing
Affirmative	50,709,620.36	77.908
Against	7,420,073.85	11.400
Abstain	5,203,809.16	7.995
Broker Non-Votes	1,755,771.70	2.697
TOTAL	65,089,275.07	100.000
Consumer Industries
Affirmative	20,916,168.80	87.398
Against	1,478,679.97	6.179
Abstain	966,900.28	4.040
Broker Non-Votes	570,230.43	2.383
TOTAL	23,931,979.48	100.000
Cyclical Industries	# of Votes	% of Votes
Affirmative	31,399,163.09	87.042
Against	2,346,055.36	6.503
Abstain	1,937,132.45	5.371
Broker Non-Votes	390,934.50	1.084
TOTAL	36,073,285.40	100.000
Defense and Aerospace
Affirmative	158,422,752.61	72.254
Against	26,168,885.75	11.935
Abstain	12,622,989.01	5.758
Broker Non-Votes	22,041,106.56	10.053
TOTAL	219,255,733.93	100.000
Developing Communications
Affirmative	388,195,518.32	77.407
Against	60,836,034.91	12.130
Abstain	26,953,971.67	5.376
Broker Non-Votes	25,510,135.28	5.087
TOTAL	501,495,660.18	100.000
Electronics
Affirmative	1,868,956,174.24	72.134
Against	365,481,621.61	14.106
Abstain	131,637,452.35	5.081
Broker Non-Votes	224,868,750.15	8.679
TOTAL	2,590,943,998.35	100.000
Energy
Affirmative	147,523,451.47	78.716
Against	21,108,673.80	11.263
Abstain	8,920,239.88	4.760
Broker Non-Votes	9,859,649.80	5.261
TOTAL	187,412,014.95	100.000
Energy Service
Affirmative	185,592,573.43	73.670
Against	35,539,717.99	14.108
Abstain	11,568,998.39	4.592
Broker Non-Votes	19,222,172.48	7.630
TOTAL	251,923,462.29	100.000
Environmental
Affirmative	6,086,908.09	75.484
Against	928,011.39	11.509
Abstain	556,358.55	6.899
Broker Non-Votes	492,540.84	6.108
TOTAL	8,063,818.87	100.000
Financial Services
Affirmative	255,827,765.78	75.573
Against	40,545,451.70	11.977
Abstain	18,478,953.55	5.459
Broker Non-Votes	23,665,282.20	6.991
TOTAL	338,517,453.23	100.000
Food and Agriculture	# of Votes	# of Votes
Affirmative	41,919,685.18	72.038
Against	10,963,706.14	18.841
Abstain	3,941,521.76	6.773
Broker Non-Votes	1,366,235.42	2.348
TOTAL	58,191,148.50	100.000
Gold
Affirmative	338,920,550.36	72.263
Against	85,458,440.11	18.221
Abstain	25,525,254.84	5.442
Broker Non-Votes	19,109,003.76	4.074
TOTAL	469,013,249.07	100.000
Health Care
Affirmative	925,921,265.06	72.636
Against	183,028,030.41	14.358
Abstain	77,950,468.05	6.115
Broker Non-Votes	87,844,041.45	6.891
TOTAL	1,274,743,804.97	100.000
Home Finance
Affirmative	187,381,016.17	71.523
Against	32,705,041.39	12.484
Abstain	16,353,713.20	6.242
Broker Non-Votes	25,546,597.12	9.751
TOTAL	261,986,367.88	100.000
Industrial Equipment
Affirmative	48,711,461.34	82.316
Against	3,789,033.62	6.403
Abstain	1,969,719.22	3.328
Broker Non-Votes	4,706,466.15	7.953
TOTAL	59,176,680.33	100.000
Industrial Materials
Affirmative	69,257,710.70	77.073
Against	10,150,217.14	11.295
Abstain	4,668,249.54	5.196
Broker Non-Votes	5,783,823.24	6.436
TOTAL	89,860,000.62	100.000
Insurance
Affirmative	54,747,826.65	74.243
Against	10,556,273.51	14.316
Abstain	3,293,888.56	4.466
Broker Non-Votes	5,143,097.44	6.975
TOTAL	73,741,086.16	100.000
Leisure
Affirmative	101,800,501.74	76.343
Against	16,953,647.40	12.714
Abstain	6,278,646.51	4.709
Broker Non-Votes	8,312,947.50	6.234
TOTAL	133,345,743.15	100.000
Medical Delivery	# of Votes	# of Votes
Affirmative	95,555,202.19	75.768
Against	14,180,288.50	11.244
Abstain	10,578,527.15	8.388
Broker Non-Votes	5,801,883.70	4.600
TOTAL	126,115,901.54	100.000
Medical Equipment and Systems
Affirmative	256,072,823.88	77.792
Against	41,941,104.04	12.741
Abstain	15,777,636.73	4.793
Broker Non-Votes	15,386,712.40	4.674
TOTAL	329,178,277.05	100.000
Money Market
Affirmative	267,580,859.15	73.581
Against	53,632,078.60	14.748
Abstain	28,358,239.45	7.798
Broker Non-Votes	14,085,151.00	3.873
TOTAL	363,656,328.20	100.000
Multimedia
Affirmative	72,155,190.15	79.485
Against	10,618,345.74	11.697
Abstain	3,987,976.76	4.393
Broker Non-Votes	4,017,326.28	4.425
TOTAL	90,778,838.93	100.000
Natural Gas
Affirmative	126,439,451.65	76.684
Against	21,826,432.45	13.237
Abstain	8,545,764.22	5.183
Broker Non-Votes	8,072,812.69	4.896
TOTAL	164,884,461.01	100.000
Natural Resources
Affirmative	36,547,387.42	82.674
Against	4,797,828.25	10.853
Abstain	1,726,684.84	3.906
Broker Non-Votes	1,134,744.09	2.567
TOTAL	44,206,644.60	100.000
Networking and Infrastructure
Affirmative	92,649,107.17	80.805
Against	14,991,657.91	13.076
Abstain	5,389,047.29	4.699
Broker Non-Votes	1,628,609.20	1.420
TOTAL	114,658,421.57	100.000
Paper and Forest Products
Affirmative	10,260,098.79	72.683
Against	1,773,109.28	12.561
Abstain	1,302,282.46	9.225
Broker Non-Votes	780,718.08	5.531
TOTAL	14,116,208.61	100.000
Retailing	# of Votes	# of Votes
Affirmative	36,900,174.48	75.114
Against	6,826,106.97	13.895
Abstain	2,661,068.48	5.417
Broker Non-Votes	2,738,156.01	5.574
TOTAL	49,125,505.94	100.000
Software and Computer Services
Affirmative	404,486,758.02	75.583
Against	68,697,820.64	12.838
Abstain	26,043,018.55	4.866
Broker Non-Votes	35,924,835.02	6.713
TOTAL	535,152,432.23	100.000
Technology
Affirmative	1,237,184,775.28	75.642
Against	198,562,889.66	12.140
Abstain	89,812,897.48	5.491
Broker Non-Votes	110,026,497.64	6.727
TOTAL	1,635,587,060.06	100.000
Telecommunications
Affirmative	190,962,265.27	74.865
Against	31,920,906.72	12.514
Abstain	13,009,657.67	5.101
Broker Non-Votes	19,180,466.80	7.520
TOTAL	255,073,296.46	100.000
Transportation
Affirmative	21,315,523.93	78.221
Against	3,396,984.98	12.466
Abstain	1,482,863.36	5.442
Broker Non-Votes	1,054,743.20	3.871
TOTAL	27,250,115.47	100.000
Utilities Growth
Affirmative	100,643,727.75	75.325
Against	20,967,400.69	15.693
Abstain	8,575,208.07	6.418
Broker Non-Votes	3,425,691.26	2.564
TOTAL	133,612,027.77	100.000
Wireless
Affirmative	116,061,414.45	83.066
Against	14,474,794.26	10.360
Abstain	6,007,757.29	4.299
Broker Non-Votes	3,179,261.89	2.275
TOTAL	139,723,227.89	100.000

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.,
Money Market Fund

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

Brown Brothers Harriman & Co.
Boston, MA
and
The Bank of New York
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

Fidelity Select Portfolios

Consumer Sector

Consumer Industries

Food and Agriculture

Leisure

Multimedia

Retailing

Cyclicals Sector

Air Transportation

Automotive

Chemicals

Construction and Housing

Cyclical Industries

Defense and Aerospace

Environmental

Industrial Equipment

Industrial Materials

Transportation

Financial Services Sector

Banking

Brokerage and Investment Management

Financial Services

Home Finance

Insurance

Health Care Sector

Biotechnology

Health Care

Medical Delivery

Medical Equipment and Systems

Pharmaceuticals

Natural Resources Sector

Energy

Energy Service

Gold

Natural Gas

Natural Resources

Paper and Forest Products

Technology Sector

Business Services and Outsourcing

Computers

Developing Communications

Electronics

Networking and Infrastructure

Software and Computer Services

Technology

Utilities Sector

Telecommunications

Utilities Growth

Wireless

Money Market

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0111
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

Fidelity (registered Trademark) INVESTMENTS (logo graphic) P.O. Box 193 Boston, MA 02101	PRSRT STD U.S. Postage PAID Fidelity Investments

SEL-UANN-0404
1.799912.100

(Recycle graphic)   Printed on Recycled Paper

Item 2. Code of Ethics

As of the end of the period, February 29, 2004, Fidelity Select Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage Services and Investment Management Portfolio, Business Services and Outsourcing Portfolio, Chemicals Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Services Portfolio, Environmental Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Gold Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, Money Market Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Networking and Infrastructure Portfolio, Paper and Forest Products Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Software and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio and Wireless Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Air Transportation Portfolio	$36,000	$16,000
Automotive Portfolio	$36,000	$15,000
Banking Portfolio	$37,000	$26,000
Biotechnology Portfolio	$40,000	$87,000
Brokerage Services and Investment Management Portfolio	$37,000	$25,000
Business Services and Outsourcing Portfolio	$36,000	$16,000
Chemicals Portfolio	$36,000	$16,000
Computers Portfolio	$38,000	$42,000
Construction and Housing Portfolio	$36,000	$16,000
Consumer Industries Portfolio	$36,000	$15,000
Cyclical Industries Portfolio	$36,000	$15,000
Defense and Aerospace Portfolio	$36,000	$19,000
Developing Communications Portfolio	$37,000	$33,000
Electronics Portfolio	$44,000	$134,000
Energy Portfolio	$36,000	$20,000
Energy Services Portfolio	$37,000	$26,000
Environmental Portfolio	$36,000	$15,000
Financial Services Portfolio	$37,000	$28,000
Food and Agriculture Portfolio	$36,000	$17,000
Gold Portfolio	$38,000	$22,000
Health Care Portfolio	$41,000	$73,000
Home Finance Portfolio	$37,000	$23,000
Industrial Equipment Portfolio	$36,000	$15,000
Industrial Materials Portfolio	$36,000	$15,000
Insurance Portfolio	$36,000	$17,000
Leisure Portfolio	$36,000	$20,000
Medical Delivery Portfolio	$36,000	$18,000
Medical Equipment and Systems Portfolio	$36,000	$18,000
Money Market Portfolio	$38,000	$37,000
Multimedia Portfolio	$36,000	$18,000
Natural Gas Portfolio	$36,000	$19,000
Natural Resources Portfolio	$36,000	$15,000
Networking and Infrastructure Portfolio	$36,000	$18,000
Paper and Forest Products Portfolio	$36,000	$15,000
Pharmaceuticals Portfolio	$36,000	$16,000
Retailing Portfolio	$36,000	$17,000
Software and Computer Services Portfolio	$38,000	$37,000
Technology Portfolio	$41,000	$78,000
Telecommunications Portfolio	$37,000	$27,000
Transportation Portfolio	$36,000	$16,000
Utilities Growth Portfolio	$36,000	$22,000
Wireless Portfolio	$36,000	$17,000
All funds in the Fidelity Group of Funds audited by PwC	$10,700,000	$8,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B
Air Transportation Portfolio	$0	$0
Automotive Portfolio	$0	$0
Banking Portfolio	$0	$0
Biotechnology Portfolio	$0	$0
Brokerage Services and Investment Management Portfolio	$0	$0
Business Services and Outsourcing Portfolio	$0	$0
Chemicals Portfolio	$0	$0
Computers Portfolio	$0	$0
Construction and Housing Portfolio	$0	$0
Consumer Industries Portfolio	$0	$0
Cyclical Industries Portfolio	$0	$0
Defense and Aerospace Portfolio	$0	$0
Developing Communications Portfolio	$0	$0
Electronics Portfolio	$0	$0
Energy Portfolio	$0	$0
Energy Services Portfolio	$0	$0
Environmental Portfolio	$0	$0
Financial Services Portfolio	$0	$0
Food and Agriculture Portfolio	$0	$0
Gold Portfolio	$0	$0
Health Care Portfolio	$0	$0
Home Finance Portfolio	$0	$0
Industrial Equipment Portfolio	$0	$0
Industrial Materials Portfolio	$0	$0
Insurance Portfolio	$0	$0
Leisure Portfolio	$0	$0
Medical Delivery Portfolio	$0	$0
Medical Equipment and Systems Portfolio	$0	$0
Money Market Portfolio	$0	$0
Multimedia Portfolio	$0	$0
Natural Gas Portfolio	$0	$0
Natural Resources Portfolio	$0	$0
Networking and Infrastructure Portfolio	$0	$0
Paper and Forest Products Portfolio	$0	$0
Pharmaceuticals Portfolio	$0	$0
Retailing Portfolio	$0	$0
Software and Computer Services Portfolio	$0	$0
Technology Portfolio	$0	$0
Telecommunications Portfolio	$0	$0
Transportation Portfolio	$0	$0
Utilities Growth Portfolio	$0	$0
Wireless Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A, B	2003A, B
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A, B	2003A, B
Air Transportation Portfolio	$1,700	$700
Automotive Portfolio	$1,700	$700
Banking Portfolio	$1,700	$1,400
Biotechnology Portfolio	$1,700	$5,300
Brokerage Services and Investment Management Portfolio	$1,700	$1,300
Business Services and Outsourcing Portfolio	$1,700	$800
Chemicals Portfolio	$1,700	$800
Computers Portfolio	$1,700	$2,400
Construction and Housing Portfolio	$1,700	$700
Consumer Industries Portfolio	$1,700	$700
Cyclical Industries Portfolio	$1,700	$700
Defense and Aerospace Portfolio	$1,700	$1,000
Developing Communications Portfolio	$1,700	$1,900
Electronics Portfolio	$1,700	$8,400
Energy Portfolio	$1,700	$1,000
Energy Services Portfolio	$1,700	$1,400
Environmental Portfolio	$1,700	$700
Financial Services Portfolio	$1,700	$1,500
Food and Agriculture Portfolio	$1,700	$800
Gold Portfolio	$1,700	$1,100
Health Care Portfolio	$1,700	$4,400
Home Finance Portfolio	$1,700	$1,200
Industrial Equipment Portfolio	$1,700	$700
Industrial Materials Portfolio	$1,700	$700
Insurance Portfolio	$1,700	$800
Leisure Portfolio	$1,700	$1,000
Medical Delivery Portfolio	$1,700	$900
Medical Equipment and Systems Portfolio	$1,700	$900
Money Market Portfolio	$1,700	$2,100
Multimedia Portfolio	$1,700	$900
Natural Gas Portfolio	$1,700	$1,000
Natural Resources Portfolio	$1,700	$700
Networking and Infrastructure Portfolio	$1,700	$900
Paper and Forest Products Portfolio	$1,700	$700
Pharmaceuticals Portfolio	$1,700	$800
Retailing Portfolio	$1,700	$800
Software and Computer Services Portfolio	$1,700	$2,100
Technology Portfolio	$1,700	$4,700
Telecommunications Portfolio	$1,700	$1,500
Transportation Portfolio	$1,700	$700
Utilities Growth Portfolio	$1,700	$1,100
Wireless Portfolio	$1,700	$800
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A, B	2003A, B
Air Transportation Portfolio	$1,200	$1,400
Automotive Portfolio	$1,100	$1,300
Banking Portfolio	$1,500	$1,800
Biotechnology Portfolio	$2,700	$3,800
Brokerage Services and Investment Management Portfolio	$1,400	$1,700
Business Services and Outsourcing Portfolio	$1,200	$1,400
Chemicals Portfolio	$1,200	$1,400
Computers Portfolio	$1,800	$2,200
Construction and Housing Portfolio	$1,200	$1,400
Consumer Industries Portfolio	$1,100	$1,300
Cyclical Industries Portfolio	$1,100	$1,300
Defense and Aerospace Portfolio	$1,400	$1,500
Developing Communications Portfolio	$1,600	$1,900
Electronics Portfolio	$3,800	$5,300
Energy Portfolio	$1,300	$1,500
Energy Services Portfolio	$1,500	$1,800
Environmental Portfolio	$1,100	$1,300
Financial Services Portfolio	$1,500	$1,800
Food and Agriculture Portfolio	$1,200	$1,400
Gold Portfolio	$1,700	$1,700
Health Care Portfolio	$2,700	$3,500
Home Finance Portfolio	$1,400	$1,700
Industrial Equipment Portfolio	$1,200	$1,300
Industrial Materials Portfolio	$1,200	$1,300
Insurance Portfolio	$1,200	$1,400
Leisure Portfolio	$1,300	$1,500
Medical Delivery Portfolio	$1,200	$1,400
Medical Equipment and Systems Portfolio	$1,400	$1,500
Money Market Portfolio	$1,600	$2,000
Multimedia Portfolio	$1,300	$1,500
Natural Gas Portfolio	$1,300	$1,500
Natural Resources Portfolio	$1,200	$1,300
Networking and Infrastructure Portfolio	$1,200	$1,400
Paper and Forest Products Portfolio	$1,100	$1,300
Pharmaceuticals Portfolio	$1,200	$1,400
Retailing Portfolio	$1,200	$1,400
Software and Computer Services Portfolio	$1,800	$2,100
Technology Portfolio	$2,900	$3,500
Telecommunications Portfolio	$1,400	$1,800
Transportation Portfolio	$1,200	$1,400
Utilities Growth Portfolio	$1,300	$1,600
Wireless Portfolio	$1,200	$1,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
PwC	$140,000	$210,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended February 29, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Air Transportation Portfolio	0%
Automotive Portfolio	0%
Banking Portfolio	0%
Biotechnology Portfolio	0%
Brokerage Services and Investment Management Portfolio	0%
Business Services and Outsourcing Portfolio	0%
Chemicals Portfolio	0%
Computers Portfolio	0%
Construction and Housing Portfolio	0%
Consumer Industries Portfolio	0%
Cyclical Industries Portfolio	0%
Defense and Aerospace Portfolio	0%
Developing Communications Portfolio	0%
Electronics Portfolio	0%
Energy Portfolio	0%
Energy Services Portfolio	0%
Environmental Portfolio	0%
Financial Services Portfolio	0%
Food and Agriculture Portfolio	0%
Gold Portfolio	0%
Health Care Portfolio	0%
Industrial Equipment Portfolio	0%
Industrial Materials Portfolio	0%
Insurance Portfolio	0%
Leisure Portfolio	0%
Medical Delivery Portfolio	0%
Medical Equipment and Systems Portfolio	0%
Money Market Portfolio	0%
Multimedia Portfolio	0%
Natural Gas Portfolio	0%
Natural Resources Portfolio	0%
Networking and Infrastructure Portfolio	0%
Paper and Forest Products Portfolio	0%
Pharmaceuticals Portfolio	0%
Retailing Portfolio	0%
Software and Computer Services Portfolio	0%
Technology Portfolio	0%
Telecommunications Portfolio	0%
Transportation Portfolio	0%
Utilities Growth Portfolio	0%
Wireless Portfolio	0%

(g) For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate fees billed by PwC of $1,800,000A,B and $1,800,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B	2003A,B
Covered Services	$300,000	$350,000
Non-Covered Services	$1,500,000	$1,450,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 27, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 27, 2004